SEC. File Nos. 333-168594

811-22448

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 29

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 31

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618-4518

(Address of principal executive offices)

Registrant's telephone number, including area code:

(213) 486-9200

Jane Y. Chung, Secretary

American Funds Tax-Exempt Fund of New York

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing will become effective on October 1, 2026, pursuant to paragraph (b) of Rule 485.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus

October 1, 2026

Class	A	C	F-1	F-2	F-3
American Funds Short-Term Tax-Exempt Bond Fund	ASTEX	N/A	FSTTX	ASTFX	SFTEX
Limited Term Tax-Exempt Bond Fund of America	LTEBX	LTXCX	LTXFX	LTEFX	FLTEX
The Tax-Exempt Bond Fund of America	AFTEX	TEBCX	AFTFX	TEAFX	TFEBX
American High-Income Municipal Bond Fund	AMHIX	AHICX	ABHFX	AHMFX	HIMFX
The Tax-Exempt Fund of California	TAFTX	TECCX	TECFX	TEFEX	EXCAX
American Funds Tax-Exempt Fund of New York	NYAAX	NYACX	NYAEX	NYAFX	TFNYX

Table of contents

Summaries:

American Funds Short-Term Tax-Exempt Bond Fund 1

Limited Term Tax-Exempt Bond Fund of America 6

The Tax-Exempt Bond Fund of America 11

American High-Income Municipal Bond Fund 16

The Tax-Exempt Fund of California 20

American Funds Tax-Exempt Fund of New York 25

Investment objectives, strategies and risks 30

Management and organization 36

Shareholder information 39

Purchase, exchange and sale of shares 40

How to sell shares 43

Distributions and taxes 45

Choosing a share class 46

Sales charges 47

Sales charge reductions and waivers 49

Rollovers from retirement plans to IRAs 53

Plans of distribution 54

Other compensation to dealers 55

Fund expenses 56

Financial highlights 57

Appendices 63

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds Short-Term Tax-Exempt Bond Fund

Investment objective The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	F-1	F-2	F-3
Management fees	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.15	0.25	none	none
Other expenses	0.09	0.18	0.12	0.05
Total annual fund operating expenses	0.44	0.63	0.32	0.25
Expense reimbursement[2]	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.43	0.62	0.31	0.24

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	F-1	F-2	F-3
1 year	$293	$63	$32	$25
3 years	387	201	102	79
5 years	489	350	179	140
10 years	790	785	405	317

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

1     Tax-exempt income funds / Prospectus

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests primarily in debt securities rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund’s aggregate portfolio will have a dollar-weighted average effective maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of

Tax-exempt income funds / Prospectus     2

interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     Tax-exempt income funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/12/2009	4.50%	1.47%	1.61%	1.54%
− After taxes on distributions		4.50	1.45	1.59	N/A
− After taxes on distributions and sale of fund shares		3.88	1.55	1.61	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	8/7/2009	1.77%	0.84%	1.26%	1.31%
F-1	8/27/2009	4.18	1.16	1.32	1.26
F-3	1/27/2017	4.58	1.54	N/A	1.84

Indexes	1 year	5 years	10 years	Lifetime (since Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	0.80%	2.34%	3.44%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.11	1.36	1.67	1.76
Class F-2 annualized 30-day yield at July 31, 2026: 2.79% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds / Prospectus     4

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Vikas Malhotra President	2021	Partner – Capital Fixed Income Investors
Mark Marinella	2019	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

5     Tax-exempt income funds / Prospectus

Limited Term Tax-Exempt Bond Fund of America

Investment objective The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	none	none
Other expenses	0.09	0.09	0.17	0.15	0.05
Total annual fund operating expenses	0.61	1.31	0.64	0.37	0.27

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$311	$233	$65	$38	$28		1 year	$133
3 years	440	415	205	119	87		3 years	415
5 years	582	718	357	208	152		5 years	718
10 years	993	1,386	798	468	343		10 years	1,386

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Tax-exempt income funds / Prospectus     6

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average effective maturity of the fund’s portfolio is between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

7     Tax-exempt income funds / Prospectus

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Tax-exempt income funds / Prospectus     8

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/18/2008	5.37%	1.44%	2.04%	2.72%
− After taxes on distributions		5.37	1.41	1.99	N/A
− After taxes on distributions and sale of fund shares		4.36	1.55	2.02	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/6/1993	2.49%	0.69%	1.56%	3.33%
C	3/15/2001	3.38	0.49	1.24	2.61
F-1	3/15/2001	5.09	1.17	1.77	2.81
F-3	1/27/2017	5.48	1.55	N/A	2.35

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	0.80%	2.34%	3.49%
Bloomberg Municipal Short Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.01	1.22	1.98	2.67
Class F-2 annualized 30-day yield at July 31, 2026: 2.99% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

9     Tax-exempt income funds / Prospectus

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Vikas Malhotra	2021	Partner – Capital Fixed Income Investors
Mark Marinella President	2019	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus     10

The Tax-Exempt Bond Fund of America

Investment objective The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3
Management fees[2]	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	none	none
Other expenses	0.08	0.08	0.16	0.16	0.05
Total annual fund operating expenses	0.56	1.31	0.64	0.39	0.28

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$430	$233	$65	$40	$29		1 year	$133
3 years	548	415	205	125	90		3 years	415
5 years	676	718	357	219	157		5 years	718
10 years	1,050	1,372	798	493	356		10 years	1,372

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

11     Tax-exempt income funds / Prospectus

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the

Tax-exempt income funds / Prospectus     12

security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

13     Tax-exempt income funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	4.02%	1.13%	2.47%	3.63%
− After taxes on distributions		4.02	1.10	2.45	N/A
− After taxes on distributions and sale of fund shares		3.70	1.48	2.56	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/3/1979	–0.05%	0.18%	1.92%	5.62%
C	3/15/2001	2.07	0.18	1.68	3.41
F-1	3/15/2001	3.75	0.87	2.20	3.57
F-3	1/27/2017	4.13	1.24	N/A	2.79

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	0.80%	2.34%	3.55%
Class F-2 annualized 30-day yield at July 31, 2026: 3.60% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds / Prospectus     14

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Lee Chu	2019	Partner – Capital Fixed Income Investors
Courtney K. Wolf	2018	Partner – Capital Fixed Income Investors
Karl J. Zeile President	2004	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

15     Tax-exempt income funds / Prospectus

American High-Income Municipal Bond Fund

Investment objective The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	none	none
Other expenses	0.09	0.09	0.17	0.16	0.05
Total annual fund operating expenses	0.67	1.37	0.70	0.44	0.33

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$441	$239	$72	$45	$34		1 year	$139
3 years	581	434	224	141	106		3 years	434
5 years	734	750	390	246	185		5 years	750
10 years	1,178	1,454	871	555	418		10 years	1,454

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good,

Tax-exempt income funds / Prospectus     16

long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

17     Tax-exempt income funds / Prospectus

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/12/2008	4.56%	2.39%	3.76%	4.77%
− After taxes on distributions		4.56	2.34	3.73	N/A
− After taxes on distributions and sale of fund shares		4.45	2.67	3.77	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	9/26/1994	0.40%	1.37%	3.13%	4.86%
C	3/15/2001	2.57	1.41	2.93	4.15
F-1	3/19/2001	4.28	2.12	3.49	4.34
F-3	1/27/2017	4.67	2.50	N/A	4.07

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	0.80%	2.34%	3.52%
Class F-2 annualized 30-day yield at July 31, 2026: 4.29% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds / Prospectus     18

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Lee Chu	2025	Partner – Capital Fixed Income Investors
Chad M. Rach President	2011	Partner – Capital Fixed Income Investors
Jerome Solomon	2017	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19     Tax-exempt income funds / Prospectus

The Tax-Exempt Fund of California

Investment objectives The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	none	none
Other expenses	0.07	0.07	0.16	0.15	0.05
Total annual fund operating expenses	0.57	1.32	0.66	0.40	0.30

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$431	$234	$67	$41	$31		1 year	$134
3 years	551	418	211	128	97		3 years	418
5 years	681	723	368	224	169		5 years	723
10 years	1,062	1,384	822	505	381		10 years	1,384

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Tax-exempt income funds / Prospectus     20

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund is intended primarily for taxable residents of California.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

21     Tax-exempt income funds / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Tax-exempt income funds / Prospectus     22

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/22/2008	3.88%	1.10%	2.42%	3.83%
− After taxes on distributions		3.88	1.08	2.38	N/A
− After taxes on distributions and sale of fund shares		3.61	1.46	2.51	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/28/1986	–0.19%	0.15%	1.86%	4.73%
C	3/19/2001	1.93	0.15	1.63	3.45
F-1	3/20/2001	3.60	0.82	2.14	3.61
F-3	1/27/2017	3.98	1.19	N/A	2.78

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	0.80%	2.34%	3.50%
Bloomberg California Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.11	0.76	2.29	3.72
Class F-2 annualized 30-day yield at July 31, 2026: 3.48% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Mark Marinella	2018	Partner – Capital Fixed Income Investors
Ivan Mirabelli President	2023	Partner – Capital Fixed Income Investors

23     Tax-exempt income funds / Prospectus

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from California income tax, such dividends will be subject to California state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus     24

American Funds Tax-Exempt Fund of New York

Investment objectives The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	none	none
Other expenses	0.14	0.14	0.24	0.23	0.11
Total annual fund operating expenses	0.64	1.39	0.74	0.48	0.36
Expense reimbursement[3]	0.06	0.06	0.06	0.06	0.06
Total annual fund operating expenses after expense reimbursement	0.58	1.33	0.68	0.42	0.30

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$432	$235	$69	$43	$31		1 year	$135
3 years	566	434	231	148	110		3 years	434
5 years	713	755	406	263	196		5 years	755
10 years	1,138	1,458	913	598	450		10 years	1,458

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

25     Tax-exempt income funds / Prospectus

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside New York. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund is intended primarily for taxable residents of New York.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.”

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of New York — Because the fund invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a

Tax-exempt income funds / Prospectus     26

result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

27     Tax-exempt income funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	11/1/2010	2.75%	0.73%	2.09%	2.92%
− After taxes on distributions		2.75	0.69	2.07	N/A
− After taxes on distributions and sale of fund shares		3.02	1.20	2.24	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	11/1/2010	–1.27%	–0.21%	1.54%	2.53%
C	11/1/2010	0.82	–0.20	1.30	2.34
F-1	11/1/2010	2.48	0.49	1.88	2.72
F-3	1/27/2017	2.87	0.84	N/A	2.37

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	0.80%	2.34%	3.03%
Bloomberg New York Municipal Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.69	0.81	2.20	2.87
Class F-2 annualized 30-day yield at July 31, 2026: 3.94% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Lee Chu	2023	Partner – Capital Fixed Income Investors
Jerome Solomon President	2012	Partner – Capital Fixed Income Investors

Tax-exempt income funds / Prospectus     28

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from New York income tax will also be exempt from New York state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from New York income tax, such dividends will be subject to New York state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

29     Tax-exempt income funds / Prospectus

Investment objectives, strategies and risks Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

American Funds Short-Term Tax-Exempt Bond Fund The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund invests primarily in debt securities rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund’s aggregate portfolio will have a dollar-weighted average effective maturity no greater than three years.

Limited Term Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. The fund is designed for investors seeking current income exempt from federal income tax. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average effective maturity of the fund’s portfolio is between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

American High-Income Municipal Bond Fund The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk

Tax-exempt income funds / Prospectus     30

bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Tax-Exempt Fund of California The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California (including territories and Commonwealths of the United States). The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Securities that are not general obligations of the state or are obligations of issuers in other jurisdictions may have lower ratings than general obligations of the state. Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

American Funds Tax-Exempt Fund of New York The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside of New York (including territories and Commonwealths of the United States). The fund is designed for investors seeking income exempt from federal, New York state and New York City income taxes and capital preservation over the long term, and is intended primarily for taxable residents of New York.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Securities that are not general obligations of the state or are obligations of issuers in other jurisdictions may have lower ratings than general obligations of the state. Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

Applicable to all funds

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts

31     Tax-exempt income funds / Prospectus

managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider sustainability and governance factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument, or to the issuer’s or instrument’s ability to create or preserve economic value. Sustainability and governance factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Tax-exempt income funds / Prospectus     32

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Risks of investing in municipal bonds of issuers within the state of New York — Because the fund invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the statement of additional information.

The following is an additional principal risk associated with investing in the American Funds Tax-Exempt Fund of New York.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

The following are additional risks associated with investing in the fund.

Alternative minimum tax — The fund (other than The Tax-Exempt Bond Fund of America) may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable

33     Tax-exempt income funds / Prospectus

and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast market and economic factors (such as interest rates) and to assess and predict the impact of such market and economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of

Tax-exempt income funds / Prospectus     34

taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

American Funds Short-Term Tax-Exempt Bond Fund The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Limited Term Tax-Exempt Bond Fund of America The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short-Intermediate 1-10 Years Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Tax-Exempt Bond Fund of America The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American High-Income Municipal Bond Fund The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Tax-Exempt Fund of California The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg California Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds of issuers within the state of California. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Tax-Exempt Fund of New York The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg New York Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds of issuers within the state of New York. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

35     Tax-exempt income funds / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.” The management fee for the fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreements by the fund’s board of trustees is contained in the fund’s report in Form N-CSR/S for the fiscal year ended July 31, 2026.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

Tax-exempt income funds / Prospectus     36

The table below shows the investment experience and role in management of the fund for the fund’s primary portfolio managers. Notwithstanding The Capital System, the portfolio managers of American Funds Tax-Exempt Fund of New York will work together to oversee the fund's entire portfolio.

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the fund
Lee Chu	Investment professional since 2008 (all with Capital Research and Management Company or affiliate)
The Tax-Exempt Bond Fund of America		2019, and previously an investment analyst for the fund since 2013	Serves as a fixed income portfolio manager
American High-Income Municipal Bond Fund		2025, and previously an investment analyst for the fund since 2012	Serves as a fixed income portfolio manager
American Funds Tax-Exempt Fund of New York		2023	Serves as a fixed income portfolio manager
Vikas Malhotra	Investment professional since 2011 (with Capital Research and Management Company or affiliate since 2016)
American Funds Short-Term Tax-Exempt Bond Fund		2021	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		2021, and previously an investment analyst for the fund since 2020	Serves as a fixed income portfolio manager
Mark Marinella	Investment professional since 1986 (with Capital Research and Management Company or affiliate since 2013)
American Funds Short-Term Tax-Exempt Bond Fund		2019	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		2019	Serves as a fixed income portfolio manager
The Tax-Exempt Fund of California		2018	Serves as a fixed income portfolio manager

37     Tax-exempt income funds / Prospectus

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the fund
Ivan Mirabelli	Investment professional since 2012 (with Capital Research and Management Company or affiliate since 2015)
The Tax-Exempt Fund of California		2023, and previously an investment analyst for the fund since 2016	Serves as a fixed income portfolio manager
Chad M. Rach	Investment professional since 1995 (with Capital Research and Management Company or affiliate since 2004)
American High-Income Municipal Bond Fund		2011, and previously an investment analyst for the fund since 2005	Serves as a fixed income portfolio manager
Jerome Solomon	Investment professional since 1992 (with Capital Research and Management Company or affiliate since 2008)
American High-Income Municipal Bond Fund		2017, and previously an investment analyst for the fund since 2009	Serves as a fixed income portfolio manager
American Funds Tax-Exempt Fund of New York		2012	Serves as a fixed income portfolio manager
Courtney K. Wolf	Investment professional since 2005 (all with Capital Research and Management Company or affiliate)
The Tax-Exempt Bond Fund of America		2018, and previously an investment analyst for the fund since 2010	Serves as a fixed income portfolio manager
Karl J. Zeile	Investment professional since 1994 (with Capital Research and Management Company or affiliate since 1999)
The Tax-Exempt Bond Fund of America		2004, and previously an investment analyst for the fund since 2000	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Tax-exempt income funds / Prospectus     38

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial professional for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ prior written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company.

39     Tax-exempt income funds / Prospectus

Unless otherwise noted, references to Class F shares refer to Class F-1, F-2, and F-3 shares.

Purchase, exchange and sale of shares The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are intended primarily for taxable residents of California and New York, respectively, and may not be appropriate for residents of other states and tax-exempt entities.

The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEP plans, SIMPLE IRA plans and CollegeAmerica accounts.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. Net asset value is computed by adding a class’s share of the value of a fund’s investments, cash and other assets, subtracting the class’s share of the fund’s liabilities, and dividing the result by the number of shares of that class that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Tax-exempt income funds / Prospectus     40

Purchase of Class A and C shares You may generally open an account and purchase shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class C shares are not offered by American Funds Short-Term Tax-Exempt Bond Fund at this time.

Automatic conversion of Class C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to the Class A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2 and F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2 or F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 (or $1,000 for The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York) may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 (or $1,000 for The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York) within five months of account establishment.

If you have significant Capital Group Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at net asset value. See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

41     Tax-exempt income funds / Prospectus

Exchange Except as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other Capital Group Funds without a sales charge. Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of other Capital Group Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

Tax-exempt income funds / Prospectus     42

How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $250,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company

· Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

· Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions from a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders, taking into account relevant market conditions and limitations. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

43     Tax-exempt income funds / Prospectus

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital Client Group, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser;

· fund share redemptions by certain counterparties approved by the fund’s investment adviser to facilitate non pro-rata redemptions in-kind; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

Tax-exempt income funds / Prospectus     44

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. A portion of the fund's distributions may be subject to regular federal income tax. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, and American High-Income Municipal Bond Fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

Each of The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York anticipates that the federally exempt interest dividends paid by the applicable fund and derived from interest on bonds exempt from California and New York income tax, respectively, will also be exempt from California and New York state income tax, respectively. To the extent the applicable fund’s dividends are derived from interest on debt obligations that is not exempt from California or New York income tax, however, such dividends will be subject to applicable state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information.

45     Tax-exempt income funds / Prospectus

Choosing a share class The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. However, tax-exempt funds should generally not serve as investments for tax-deferred retirement plans and accounts. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Since shares of American Funds Short-Term Tax-Exempt Bond Fund are only available in Class A, F-1, F-2 and F-3, references to Class C shares are not applicable to American Funds Short-Term Tax-Exempt Bond Fund.

Each share class of the fund represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. When you purchase shares of the fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you plan to take any distributions in the near future; and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in American Funds Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor; and

— Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Tax-exempt income funds / Prospectus     46

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Sales charges for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.25	3.36	2.75
$250,000 or more and certain other investments described below	none	none	see below

Sales charges for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	1.78	1.50
$250,000 or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $250,000 or more will be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus;

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy; and

· Investments made by accounts held through banks and bank trust companies that charge a fee for custodial services and do not have a financial professional assigned to the account.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with Capital Client Group, Inc. (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

47     Tax-exempt income funds / Prospectus

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with Capital Client Group, Inc. who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. Capital Client Group, Inc. pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class F shares Class F shares are sold without any initial or contingent deferred sales charge.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Tax-exempt income funds / Prospectus     48

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in eligible shares of Capital Group Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your Capital Group Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments in Capital Group Funds made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all eligible classes of shares in Capital Group Funds. Shares of American Funds U.S. Government Money Market

49     Tax-exempt income funds / Prospectus

Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all eligible share classes of Capital Group Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your Capital Group Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all eligible Capital Group Funds share classes (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Tax-exempt income funds / Prospectus     50

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other Capital Group Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other Capital Group Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

· shares redeemed at the discretion of American Funds Service Company for accounts that do not meet the fund’s minimum investment requirements, as described in this prospectus; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax

51     Tax-exempt income funds / Prospectus

reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A shares purchased through these policies are available without a sales charge. Waived RMD investments distributed from Class C shares will be reinvested in C shares. In addition, any contingent deferred sales charge paid on Class A and Class C share distributions under this policy will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C shares and the sales charge on Class A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Rollovers from CollegeAmerica to Roth IRAs Proceeds of a CollegeAmerica plan account may be rolled over in a direct trustee-to-trustee transfer to the plan beneficiary’s Capital Bank and Trust Roth IRA and invested in Class A shares without a sales charge, provided that such rollover is intended to satisfy the requirements of the Internal Revenue Code. If you hold CollegeAmerica or Roth IRA accounts through a financial intermediary its policies may differ.

Tax-exempt income funds / Prospectus     52

Rollovers from retirement plans to IRAs The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to IRAs with Capital Bank and Trust Company as custodian if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian;

· rollovers to IRAs with Capital Bank and Trust Company as custodian from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs; and

· rollovers to IRAs with Capital Bank and Trust Company as custodian if at the time of distribution the assets were invested in any fund or account with a name that includes American Funds, Capital Group, or the name of a fund managed by the investment adviser or its affiliates and such fund or account was established pursuant to an agreement with the investment adviser or its affiliates.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

·   redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

·   required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

·   death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

53     Tax-exempt income funds / Prospectus

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
Class A shares:
0.15%	American Funds Short-Term Tax-Exempt Bond Fund
0.25%	The Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California
0.30%	Limited Term Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York
0.50%	Class F-1 shares
1.00%	Class C shares

For all share classes indicated above, up to .25% (.15% for Class A shares of American Funds Short-Term Tax-Exempt Bond Fund) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of each fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A shares.

Tax-exempt income funds / Prospectus     54

Other compensation to dealers Capital Client Group, Inc., at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of Capital Client Group, Inc., to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will typically be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct Capital Client Group, Inc. to exclude additional assets. In addition to the asset-based payment, Capital Client Group, Inc. provides $5 million to certain firms based on their engagement with Capital Client Group, Inc. and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with Capital Client Group, Inc. on achieving advisor training and education objectives. In the prior calendar year, Capital Client Group, Inc. paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

Capital Client Group, Inc. compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities;

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate Capital Client Group, Inc.’s training and education activities; and

· make the American Funds available through firm distribution platforms and related sales infrastructure.

Capital Client Group, Inc. will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide Capital Client Group, Inc. broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

Separately, Capital Client Group, Inc. makes payments to certain financial intermediaries and other firms for services including:

· making the American Funds available through firm distribution platforms including self-directed platforms for the public as well as clearing, custody and recordkeeping services for other intermediaries and related sales infrastructure;

· account maintenance and support, statement preparation, transaction processing and operational improvements; and

· training, education and marketing opportunities, support for transaction fees, technology costs and data (including fees to obtain information on financial professionals to better tailor training, education and marketing opportunities).

A list of firms anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

Capital Client Group, Inc. pays certain recordkeepers for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. A list of recordkeepers anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

55     Tax-exempt income funds / Prospectus

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C and F shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets.

Tax-exempt income funds / Prospectus     56

Financial highlights The Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers and/or reimbursements. For more information about these waivers and/or reimbursements, see the fund's statement of additional information and Form N-CSR. The information in the Financial Highlights tables for American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York has been audited by PricewaterhouseCoopers LLP. The current report of PricewaterhouseCoopers LLP, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2026	$10.03	$.28	$(.02)	$.26	$(.28)	$—	$(.28)	$10.01	2.56%	$1,186.44%		.43%	2.76%
7/31/2025	9.94	.27	.09	.36	(.27)	—	(.27)	10.03	3.67	1,127.45		.44	2.74
7/31/2024	9.81	.25	.12	.37	(.24)	—	(.24)	9.94	3.81	1,085.45		.44	2.49
7/31/2023	9.95	.18	(.14)	.04	(.18)	—	(.18)	9.81	.40	1,218.45		.43	1.86
7/31/2022	10.33	.06	(.36)	(.30)	(.06)	(.02)	(.08)	9.95	(2.91)	1,318.53		.53	.58
Class F-1:
7/31/2026	10.03	.26	(.02)	.24	(.26)	—	(.26)	10.01	2.37	3.63		.62	2.57
7/31/2025	9.94	.25	.09	.34	(.25)	—	(.25)	10.03	3.47	3.63		.62	2.56
7/31/2024	9.81	.23	.12	.35	(.22)	—	(.22)	9.94	3.60	3.64		.63	2.29
7/31/2023	9.95	.16	(.14)	.02	(.16)	—	(.16)	9.81	.21	5.63		.61	1.68
7/31/2022	10.33	.04	(.36)	(.32)	(.04)	(.02)	(.06)	9.95	(3.09)	6.73		.73	.36
Class F-2:
7/31/2026	10.03	.29	(.02)	.27	(.29)	—	(.29)	10.01	2.69	251.32		.31	2.88
7/31/2025	9.94	.28	.09	.37	(.28)	—	(.28)	10.03	3.79	229.33		.32	2.87
7/31/2024	9.81	.26	.12	.38	(.25)	—	(.25)	9.94	3.93	196.33		.32	2.61
7/31/2023	9.95	.19	(.14)	.05	(.19)	—	(.19)	9.81	.51	251.34		.32	1.96
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.79)	293.42		.42	.68
Class F-3:
7/31/2026	10.03	.29	(.02)	.27	(.29)	—	(.29)	10.01	2.76	813.25		.25	2.95
7/31/2025	9.94	.29	.09	.38	(.29)	—	(.29)	10.03	3.87	686.25		.25	2.94
7/31/2024	9.81	.27	.12	.39	(.26)	—	(.26)	9.94	4.00	501.25		.25	2.69
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58	531.26		.25	2.07
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	335.33		.33	.85

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	53%	56%	42%	53%[5]	53%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

4 Rates exclude in-kind transactions, if any.

5 The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 60% without the adjustment.

57     Tax-exempt income funds / Prospectus

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2026	$15.41	$.42	$.03	$.45	$(.40)	$—	$(.40)	$15.46	2.95%	$3,064.61%		.61%	2.69%
7/31/2025	15.31	.40	.09	.49	(.39)	—	(.39)	15.41	3.22	3,077.61		.61	2.59
7/31/2024	15.08	.35	.22	.57	(.34)	—	(.34)	15.31	3.80	3,102.60		.60	2.33
7/31/2023	15.29	.26	(.21)	.05	(.26)	—	(.26)	15.08	.31	3,431.59		.58	1.75
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.46)	3,959.57		.57	.85
Class C:
7/31/2026	15.41	.31	.03	.34	(.29)	—	(.29)	15.46	2.23	8	1.31	1.31	1.99
7/31/2025	15.31	.29	.09	.38	(.28)	—	(.28)	15.41	2.49	9	1.31	1.31	1.89
7/31/2024	15.08	.24	.22	.46	(.23)	—	(.23)	15.31	3.08	11	1.30	1.30	1.63
7/31/2023	15.29	.15	(.21)	(.06)	(.15)	—	(.15)	15.08	(.39)	15	1.29	1.28	1.05
7/31/2022	16.22	.02	(.85)	(.83)	(.02)	(.08)	(.10)	15.29	(5.13)	17	1.27	1.27	.15
Class F-1:
7/31/2026	15.41	.42	.03	.45	(.40)	—	(.40)	15.46	2.92	24.64		.64	2.66
7/31/2025	15.31	.39	.09	.48	(.38)	—	(.38)	15.41	3.18	25.64		.64	2.56
7/31/2024	15.08	.34	.22	.56	(.33)	—	(.33)	15.31	3.77	29.64		.64	2.29
7/31/2023	15.29	.25	(.21)	.04	(.25)	—	(.25)	15.08	.28	39.62		.62	1.70
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.50)	54.61		.61	.79
Class F-2:
7/31/2026	15.41	.46	.03	.49	(.44)	—	(.44)	15.46	3.19	727.38		.38	2.92
7/31/2025	15.31	.43	.09	.52	(.42)	—	(.42)	15.41	3.46	661.38		.37	2.82
7/31/2024	15.08	.38	.22	.60	(.37)	—	(.37)	15.31	4.04	676.37		.37	2.56
7/31/2023	15.29	.29	(.21)	.08	(.29)	—	(.29)	15.08	.55	891.35		.35	1.98
7/31/2022	16.22	.17	(.85)	(.68)	(.17)	(.08)	(.25)	15.29	(4.24)	1,022.34		.34	1.08
Class F-3:
7/31/2026	15.41	.48	.03	.51	(.46)	—	(.46)	15.46	3.30	2,044.27		.27	3.03
7/31/2025	15.31	.45	.09	.54	(.44)	—	(.44)	15.41	3.58	1,686.27		.26	2.94
7/31/2024	15.08	.40	.22	.62	(.39)	—	(.39)	15.31	4.16	1,559.26		.26	2.68
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65	1,532.25		.24	2.11
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	1,054.23		.23	1.19

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	46%	44%	33%	39%[5]	47%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

4 Rates exclude in-kind transactions, if any.

5 The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 45% without the adjustment.

Tax-exempt income funds / Prospectus     58

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Class A:
7/31/2026	$12.07	$.40	$.24	$.64	$(.38)	$—	$(.38)	$12.33	5.30%	$11,572.55%		3.20%
7/31/2025	12.45	.39	(.40)	(.01)	(.37)	—	(.37)	12.07	(.07)	11,325.53		3.12
7/31/2024	12.20	.37	.23	.60	(.35)	—	(.35)	12.45	5.04	11,790.53		3.03
7/31/2023	12.46	.32	(.27)	.05	(.31)	—	(.31)	12.20	.48	11,644.53		2.66
7/31/2022	13.78	.26	(1.25)	(.99)	(.26)	(.07)	(.33)	12.46	(7.28)	12,649.50		2.01
Class C:
7/31/2026	12.07	.30	.24	.54	(.28)	—	(.28)	12.33	4.51	95	1.30	2.45
7/31/2025	12.45	.30	(.40)	(.10)	(.28)	—	(.28)	12.07	(.84)	125	1.28	2.37
7/31/2024	12.20	.28	.23	.51	(.26)	—	(.26)	12.45	4.24	165	1.28	2.28
7/31/2023	12.46	.23	(.27)	(.04)	(.22)	—	(.22)	12.20	(.27)	218	1.28	1.90
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16)	(.07)	(.23)	12.46	(7.97)	289	1.25	1.25
Class F-1:
7/31/2026	12.07	.39	.24	.63	(.37)	—	(.37)	12.33	5.21	143.63		3.12
7/31/2025	12.45	.38	(.40)	(.02)	(.36)	—	(.36)	12.07	(.15)	156.61		3.04
7/31/2024	12.20	.36	.23	.59	(.34)	—	(.34)	12.45	4.96	152.62		2.95
7/31/2023	12.46	.31	(.27)	.04	(.30)	—	(.30)	12.20	.40	185.61		2.58
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25)	(.07)	(.32)	12.46	(7.35)	227.59		1.92
Class F-2:
7/31/2026	12.07	.42	.24	.66	(.40)	—	(.40)	12.33	5.48	6,084.38		3.38
7/31/2025	12.45	.42	(.40)	.02	(.40)	—	(.40)	12.07	.11	5,484.36		3.29
7/31/2024	12.20	.40	.23	.63	(.38)	—	(.38)	12.45	5.24	5,516.35		3.21
7/31/2023	12.46	.34	(.27)	.07	(.33)	—	(.33)	12.20	.66	5,135.35		2.84
7/31/2022	13.78	.28	(1.25)	(.97)	(.28)	(.07)	(.35)	12.46	(7.11)	5,047.33		2.18
Class F-3:
7/31/2026	12.07	.43	.24	.67	(.41)	—	(.41)	12.33	5.59	6,603.27		3.49
7/31/2025	12.45	.43	(.40)	.03	(.41)	—	(.41)	12.07	.22	5,776.25		3.41
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.35	5,816.25		3.32
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76	5,108.24		2.94
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	6,245.22		2.29

	Year ended July 31,
	2026[3]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	24%	24%	26%	23%	29%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 Rates exclude in-kind transactions, if any.

59     Tax-exempt income funds / Prospectus

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2026	$14.77	$.66	$.38	$1.04	$(.60)	$—	$(.60)	$15.21	7.06%	$5,803.67%		.67%	4.29%
7/31/2025	15.35	.63	(.61)	.02	(.60)	—	(.60)	14.77	.09	5,329.66		.66	4.18
7/31/2024	14.68	.64	.61	1.25	(.58)	—	(.58)	15.35	8.77	5,182.66		.65	4.36
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.49)	4,849.65		.64	3.98
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.78)	5,354.63		.63	2.95
Class C:
7/31/2026	14.77	.55	.38	.93	(.49)	—	(.49)	15.21	6.30	76	1.37	1.37	3.59
7/31/2025	15.35	.52	(.61)	(.09)	(.49)	—	(.49)	14.77	(.63)	85	1.36	1.36	3.48
7/31/2024	14.68	.53	.61	1.14	(.47)	—	(.47)	15.35	7.97	106	1.38	1.37	3.65
7/31/2023	15.30	.48	(.67)	(.19)	(.43)	—	(.43)	14.68	(1.21)	124	1.37	1.36	3.26
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35)	(.13)	(.48)	15.30	(8.43)	161	1.33	1.33	2.23
Class F-1:
7/31/2026	14.77	.65	.38	1.03	(.59)	—	(.59)	15.21	7.04	168.69		.69	4.26
7/31/2025	15.35	.63	(.61)	.02	(.60)	—	(.60)	14.77	.08	126.69		.69	4.16
7/31/2024	14.68	.64	.61	1.25	(.58)	—	(.58)	15.35	8.73	111.69		.68	4.32
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.52)	97.68		.67	3.95
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.81)	100.66		.66	2.91
Class F-2:
7/31/2026	14.77	.69	.38	1.07	(.63)	—	(.63)	15.21	7.31	3,994.44		.44	4.52
7/31/2025	15.35	.67	(.61)	.06	(.64)	—	(.64)	14.77	.34	3,226.43		.43	4.41
7/31/2024	14.68	.68	.61	1.29	(.62)	—	(.62)	15.35	9.03	2,699.43		.42	4.58
7/31/2023	15.30	.61	(.67)	(.06)	(.56)	—	(.56)	14.68	(.26)	2,130.42		.41	4.22
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50)	(.13)	(.63)	15.30	(7.57)	1,784.39		.39	3.20
Class F-3:
7/31/2026	14.77	.71	.38	1.09	(.65)	—	(.65)	15.21	7.43	5,074.33		.33	4.62
7/31/2025	15.35	.69	(.61)	.08	(.66)	—	(.66)	14.77	.45	3,630.32		.32	4.52
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.14	3,524.32		.31	4.69
7/31/2023	15.30	.63	(.67)	(.04)	(.58)	—	(.58)	14.68	(.15)	2,654.31		.30	4.32
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	2,302.29		.29	3.32

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	32%	28%	29%	26%	35%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

4 Rates exclude in-kind transactions, if any.

Tax-exempt income funds / Prospectus     60

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2026	$16.15	$.54	$.38	$.92	$(.51)	$—	$(.51)	$16.56	5.72%	$1,460.58%		.57%	3.21%
7/31/2025	16.78	.51	(.64)	(.13)	(.50)	—	(.50)	16.15	(.82)	1,381.57		.57	3.07
7/31/2024	16.37	.49	.39	.88	(.47)	—	(.47)	16.78	5.49	1,436.57		.57	3.00
7/31/2023	16.72	.44	(.37)	.07	(.42)	—	(.42)	16.37	.49	1,520.56		.56	2.71
7/31/2022	18.54	.37	(1.75)	(1.38)	(.37)	(.07)	(.44)	16.72	(7.57)	1,677.57		.57	2.10
Class C:
7/31/2026	16.15	.42	.38	.80	(.39)	—	(.39)	16.56	4.93	16	1.33	1.32	2.46
7/31/2025	16.78	.38	(.64)	(.26)	(.37)	—	(.37)	16.15	(1.59)	18	1.32	1.32	2.32
7/31/2024	16.37	.37	.39	.76	(.35)	—	(.35)	16.78	4.68	22	1.32	1.32	2.25
7/31/2023	16.72	.32	(.37)	(.05)	(.30)	—	(.30)	16.37	(.27)	29	1.31	1.31	1.96
7/31/2022	18.54	.24	(1.75)	(1.51)	(.24)	(.07)	(.31)	16.72	(8.26)	39	1.32	1.32	1.34
Class F-1:
7/31/2026	16.15	.53	.38	.91	(.50)	—	(.50)	16.56	5.62	38.67		.67	3.12
7/31/2025	16.78	.49	(.64)	(.15)	(.48)	—	(.48)	16.15	(.92)	37.66		.66	2.97
7/31/2024	16.37	.48	.39	.87	(.46)	—	(.46)	16.78	5.39	46.67		.67	2.91
7/31/2023	16.72	.43	(.37)	.06	(.41)	—	(.41)	16.37	.40	48.65		.65	2.63
7/31/2022	18.54	.35	(1.75)	(1.40)	(.35)	(.07)	(.42)	16.72	(7.66)	50.66		.66	2.00
Class F-2:
7/31/2026	16.15	.57	.38	.95	(.54)	—	(.54)	16.56	5.90	822.41		.40	3.38
7/31/2025	16.78	.54	(.64)	(.10)	(.53)	—	(.53)	16.15	(.65)	663.40		.40	3.25
7/31/2024	16.37	.52	.39	.91	(.50)	—	(.50)	16.78	5.69	643.39		.39	3.19
7/31/2023	16.72	.47	(.37)	.10	(.45)	—	(.45)	16.37	.67	558.38		.38	2.90
7/31/2022	18.54	.40	(1.75)	(1.35)	(.40)	(.07)	(.47)	16.72	(7.41)	528.39		.39	2.27
Class F-3:
7/31/2026	16.15	.59	.38	.97	(.56)	—	(.56)	16.56	6.01	1,334.30		.30	3.48
7/31/2025	16.78	.55	(.64)	(.09)	(.54)	—	(.54)	16.15	(.55)	1,014.30		.30	3.35
7/31/2024	16.37	.54	.39	.93	(.52)	—	(.52)	16.78	5.79	913.29		.29	3.28
7/31/2023	16.72	.49	(.37)	.12	(.47)	—	(.47)	16.37	.76	589.29		.29	2.99
7/31/2022	18.54	.42	(1.75)	(1.33)	(.42)	(.07)	(.49)	16.72	(7.32)	432.30		.30	2.37

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	26%	32%	23%	23%	27%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

4 Rates exclude in-kind transactions, if any.

61     Tax-exempt income funds / Prospectus

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2026	$9.63	$.34	$.26	$.60	$(.33)	$—	$(.33)	$9.90	6.24%	$181.66%		.58%	3.43%
7/31/2025	10.15	.32	(.53)	(.21)	(.31)	—	(.31)	9.63	(2.11)	175.65		.59	3.23
7/31/2024	9.97	.30	.18	.48	(.30)	—	(.30)	10.15	4.88	187.65		.59	3.05
7/31/2023	10.19	.27	(.22)	.05	(.27)	—	(.27)	9.97	.51	176.65		.59	2.72
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)	(.31)	10.19	(8.42)	182.65		.61	2.12
Class C:
7/31/2026	9.63	.27	.26	.53	(.25)	—	(.25)	9.91	5.45	4	1.41	1.33	2.68
7/31/2025	10.15	.25	(.53)	(.28)	(.24)	—	(.24)	9.63	(2.85)	3	1.41	1.34	2.47
7/31/2024	9.97	.22	.18	.40	(.22)	—	(.22)	10.15	4.10	6	1.41	1.34	2.29
7/31/2023	10.19	.19	(.22)	(.03)	(.19)	—	(.19)	9.97	(.25)	8	1.41	1.34	1.96
7/31/2022	11.45	.15	(1.18)	(1.03)	(.15)	(.08)	(.23)	10.19	(9.11)	10	1.40	1.36	1.37
Class F-1:
7/31/2026	9.63	.33	.27	.60	(.32)	—	(.32)	9.91	6.14	1.76		.68	3.32
7/31/2025	10.15	.31	(.53)	(.22)	(.30)	—	(.30)	9.63	(2.23)	1.76		.70	3.12
7/31/2024	9.97	.29	.18	.47	(.29)	—	(.29)	10.15	4.77	1.77		.70	2.93
7/31/2023	10.19	.26	(.22)	.04	(.26)	—	(.26)	9.97	.45	1.71		.64	2.66
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)	(.31)	10.19	(8.43)	1.66		.62	2.10
Class F-2:
7/31/2026	9.63	.36	.26	.62	(.35)	—	(.35)	9.90	6.42	48.49		.41	3.60
7/31/2025	10.15	.34	(.53)	(.19)	(.33)	—	(.33)	9.63	(1.95)	42.49		.42	3.40
7/31/2024	9.97	.31	.18	.49	(.31)	—	(.31)	10.15	5.07	38.47		.41	3.22
7/31/2023	10.19	.28	(.22)	.06	(.28)	—	(.28)	9.97	.69	28.47		.41	2.90
7/31/2022	11.45	.25	(1.18)	(.93)	(.25)	(.08)	(.33)	10.19	(8.26)	27.48		.43	2.30
Class F-3:
7/31/2026	9.63	.37	.26	.63	(.36)	—	(.36)	9.90	6.54	61.38		.30	3.71
7/31/2025	10.15	.35	(.53)	(.18)	(.34)	—	(.34)	9.63	(1.84)	49.37		.31	3.52
7/31/2024	9.97	.32	.18	.50	(.32)	—	(.32)	10.15	5.18	46.37		.31	3.33
7/31/2023	10.19	.29	(.22)	.07	(.29)	—	(.29)	9.97	.79	39.36		.31	3.01
7/31/2022	11.45	.26	(1.18)	(.92)	(.26)	(.08)	(.34)	10.19	(8.16)	40.37		.33	2.41

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	12%	18%	20%	29%	22%

1  Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

4 Rates exclude in-kind transactions, if any.

Tax-exempt income funds / Prospectus     62

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

· Transaction size breakpoints, as described in this prospectus or the SAI

· Rights of accumulation (ROA), as described in this prospectus or the SAI

· Letter of intent, as described in this prospectus or the SAI

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

· Shares purchased by employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs

· Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges

· Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529 shares made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

· Redemptions due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

· Redemptions made in connection with a return of excess contributions from an IRA account

· Shares purchased through a Right of Reinstatement (as defined above)

· Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (“D.A. Davidson”)

63     Tax-exempt income funds / Prospectus

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

· D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for (1) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs, (2) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian, or (3) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of American Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

· Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus

Rights of Accumulation (“ROA”)

· The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds, CollegeAmerica 529, and ABLEAmerica 529 held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

· ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

Letter of Intent (“LOI”)

Tax-exempt income funds / Prospectus     64

· Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

· If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures

· Shares purchased in an Edward Jones fee-based program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement“):

— The redemption and repurchase occur in the same account

— The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions

· Purchases of Class 529-A shares made for recontribution of refunded amounts

· Purchases of Class ABLE-A in accounts where Edward Jones serves as Broker/Dealer of Record

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

· Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

· Initial purchase minimum: $250

· Subsequent purchase minimum: none

Minimum Balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

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— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or LOI

Exchanging Share Classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Class A Sales Charge Waivers Available Through Farmers Financial Solutions

Farmers Financial Solutions has the authority to either (1) rollover shares from an employer sponsored retirement plan to Class A shares in an Individual Retirement Account (IRA) at net asset value or (2) allow the purchase of Class A shares at net asset value, so long as the proceeds are from the sale of shares from an employer sponsored retirement plan and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

Janney Montgomery Scott LLC (“Janney”)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Tax-exempt income funds / Prospectus     66

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

JP Morgan Securities LLC

Investors purchasing through JP Morgan Securities LLC may invest in Class 529-A shares at net asset value.

If you purchase or hold fund shares through an applicable JP Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or statement of additional information.

Front-end sales charge waivers on Class A shares available at JP Morgan Securities LLC

· Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to JP Morgan Securities LLC’s policies relating to sales load discounts and waivers

· Shares purchased through rights of reinstatement

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of JP Morgan Securities LLC or its affiliates and their spouse or financial dependent

Class C to Class A share conversion

· A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with JP Morgan Securities LLC’s policies and procedures

JP Morgan Securities LLC Class R-4 share employer-sponsored retirement plan eligibility

· Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts

CDSC waivers on Class A and Class C shares available at JP Morgan Securities LLC

· Shares sold upon the death or disability of the shareholder

67     Tax-exempt income funds / Prospectus

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares purchased in connection with a return of excess contributions from an IRA account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end load discounts available at JP Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

· Breakpoints as described in the prospectus

· Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at JP Morgan Securities LLC. Eligible fund family assets not held at JP Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

· Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through JP Morgan Securities LLC, over a 13-month period of time (if applicable)

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Lynch Sales Load Waiver and Discounts Supplement (the “Merrill Lynch SLWD Supplement”) and in the Mutual Fund Investing at Merrill Lynch pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end load waivers available at Merrill Lynch

· Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans

· Shares purchased through a Merrill Lynch investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account

· Shares purchased through the Merrill Lynch Edge Self-Directed platform. Class A shares are not currently available in the programs described in this waiver

· Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

· Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill Lynch SLWD Supplement

· Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Lynch Household (as defined in the Merrill Lynch SLWD Supplement)

· Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

· Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) waivers on front-end, back-end, and level load shares available at Merrill Lynch

· Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

· Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill Lynch SLWD Supplement

· Shares sold due to return of excess contributions from an IRA account

Tax-exempt income funds / Prospectus     68

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

· Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end load discounts available at Merrill Lynch: breakpoints, rights of accumulation & letters of intent

· Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill Lynch SLWD Supplement

· Rights of Accumulation (ROA), as described in the Merrill Lynch SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Lynch Household

On or about May 1, 2026, assets not held at Merrill Lynch will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill Lynch SLWD Supplement.

· Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Lynch Household, as further described in the Merrill Lynch SLWD Supplement

On or about May 1, 2026, Merrill Lynch will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill Lynch SLWD Supplement.

Morgan Stanley Wealth Management (“Morgan Stanley”)

Morgan Stanley Class A share front-end sales charge waiver

Morgan Stanley clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley’s share class conversion program

· Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a front-end sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load. This waiver is not available for 529 Plan accounts maintained through Morgan Stanley. Investors wishing to utilize this privilege will need to do so through an account held directly with the Plan or a financial intermediary that supports this feature

· Investors purchasing through a Morgan Stanley self-directed brokerage account and/or E*TRADE from Morgan Stanley may invest in Class A shares without a front-end sales charge

Morgan Stanley clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley clients.

Morgan Stanley Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.

Northwestern Mutual Investment Services, LLC (“NMIS”)

Rights of accumulation on SIMPLE IRAs held at NMIS

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the SIMPLE IRA platform at NMIS through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at NMIS

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

69     Tax-exempt income funds / Prospectus

Oppenheimer & Co., Inc. (“OPCO”)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Classes A and 529-A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

· Purchases of Class 529-A shares through a rollover from another 529 plan

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

Tax-exempt income funds / Prospectus     70

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (“Baird”)

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Investors A-shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

· Shares purchased within 90 days following a redemption from an American Funds fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund's Investor C shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

· Employer-sponsored retirement plans established prior to April 1, 2004 that meet the eligibility requirements in effect as of that date for purchasing A shares at net asset value or charitable accounts in a transactional brokerage account at Baird including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs SIMPLE IRAs or SARSEPs

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of American Funds assets held by accounts within the purchaser’s household at Baird. Eligible American Funds assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of American Funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (“Stifel”) and its broker dealer affiliates

Effective September 1, 2026, shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

· Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the American Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A money market funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets

71     Tax-exempt income funds / Prospectus

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

· Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply

· Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel

· Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement

· Shares from rollovers into Stifel custodied IRA from retirement plans

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529-A shares made for reinvestment of refunded amounts

· Charitable accounts in a transactional brokerage account at Stifel

CDSC Waivers on Class A and C Shares

· Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary

· Shares sold as part of a systematic withdrawal plan not to exceed 12% annually

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations

· Shares acquired through a right of reinstatement

· Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel

Share Class Conversions in Advisory Accounts

Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

· Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisors’ employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information

Tax-exempt income funds / Prospectus     72

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information

· Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

· Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan

· Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans

· Gift of shares will not be considered when determining breakpoint discounts

73     Tax-exempt income funds / Prospectus

Appendix

Moody’s long-term rating scale

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

S&P Global Ratings long-term-issue credit ratings

S&P Global Ratings (“S&P”) rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA — An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A — An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB — An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.

BB, B, CCC, CC and C — Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC — An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Tax-exempt income funds / Prospectus     74

Plus (+) or minus (–) — The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — Indicates that a rating has not been assigned or is no longer assigned.

Fitch Ratings, Inc. long-term credit ratings

AAA — Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB — Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

75     Tax-exempt income funds / Prospectus

RD — Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D — Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Tax-exempt income funds / Prospectus     76

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com
For retirement plan services	Call your employer or plan administrator
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR/S on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR/S, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406, or for American Funds Tax-Exempt Fund of New York at 6455 Irvine Center Drive, Irvine, California 92618.

MFGEPRX-965-1026P
Litho in USA CGD/TM/8020
Investment Company File No. 811-05750
Investment Company File No. 811-07888
Investment Company File No. 811-02421
Investment Company File No. 811-08576
Investment Company File No. 811-04694
Investment Company File No. 811-22448

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The American Funds Tax-Exempt Series II
(The Tax-Exempt Fund of California®)
American Funds Tax-Exempt Fund of New York®

Part B
Statement of Additional Information

October 1, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Short-Term Tax-Exempt Bond Fund (“STEX”), Limited Term Tax-Exempt Bond Fund of America (“LTEX”), The Tax-Exempt Bond Fund of America (“TEBF”), American High-Income Municipal Bond Fund (“AHIM”), The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (“TEFCA”), and American Funds Tax-Exempt Fund of New York (“TEFNY”), dated October 1, 2026, and, where applicable, the Class R-6 prospectus for STEX, LTEX, TEBF and AHIM, dated October 1, 2026. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the funds at the following addresses:

Attention: Secretary

American Funds Short-Term Tax-Exempt Bond Fund
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America
American High-Income Municipal Bond Fund
The American Funds Tax-Exempt Series II
(The Tax-Exempt Fund of California)	American Funds Tax-Exempt Fund of New York
333 South Hope Street	6455 Irvine Center Drive
Los Angeles, California 90071	Irvine, California 92618

	Class A	Class C	Class F-1	Class F-2	Class F-3	Class R-6
American Funds Short-Term Tax-Exempt Bond Fund	ASTEX	N/A	FSTTX	ASTFX	SFTEX	N/A
Limited Term Tax-Exempt Bond Fund of America	LTEBX	LTXCX	LTXFX	LTEFX	FLTEX	N/A
The Tax-Exempt Bond Fund of America	AFTEX	TEBCX	AFTFX	TEAFX	TFEBX	N/A
American High-Income Municipal Bond Fund	AMHIX	AHICX	ABHFX	AHMFX	HIMFX	N/A
The Tax-Exempt Fund of California	TAFTX	TECCX	TECFX	TEFEX	EXCAX	N/A
American Funds Tax-Exempt Fund of New York	NYAAX	NYACX	NYAEX	NYAFX	TFNYX	N/A

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	6
Fund policies	26
Management of the fund	29
Execution of portfolio transactions	71
Disclosure of portfolio holdings	74
Price of shares	76
Taxes and distributions	79
Purchase and exchange of shares	83
Sales charges	88
Sales charge reductions and waivers	91
Selling shares	96
Redemptions in-kind	97
Shareholder account services and privileges	98
General information	101
Appendix	115

Investment portfolio
Financial statements

Tax-exempt income funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

American Funds Short-Term Tax-Exempt Bond Fund

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax and that do not subject shareholders to federal alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund may invest up to 5% of its assets in debt securities rated in the BBB rating category (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody's Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund’s dollar-weighted average effective maturity will be no greater than three years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Limited Term Tax-Exempt Bond Fund of America

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

Tax-exempt income funds — Page 2

· The fund may invest up to 20% of its assets in debt securities in the rating category of BBB and the rating category of Baa (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund will not purchase debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The dollar-weighted average effective maturity of the fund’s portfolio will be between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The Tax-Exempt Bond Fund of America

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

· The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund will invest at least 65% of its assets in debt securities rated A- or better or A3 or better (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality, including cash and money market instruments.

· The fund may invest up to 35% of its assets in debt securities rated BBB+ or below and Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Tax-exempt income funds — Page 3

American High-Income Municipal Bond Fund

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

· The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund will invest at least 65% of its assets in debt securities rated A+ or below or A1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund will invest at least 50% of its assets in debt securities rated BBB+ or below or Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the lowest of these ratings, consistent with the fund’s investment policies.

The Tax-Exempt Fund of California

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Tax-Exempt Fund of New York

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York State and New York City income taxes and that do not subject fund shareholders to alternative minimum tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such

Tax-exempt income funds — Page 4

derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Tax-exempt income funds — Page 5

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment, or political events, such as the imposition of trading and tariff arrangements. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate

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depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a

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rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

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Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund‘s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities (“territories and Commonwealth”), to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, negatively affect the value of the fund’s holdings in such obligations. Territories and Commonwealths face significant fiscal challenges, including persistent government deficits, underfunded retirement systems, sizable debt service obligations and a high unemployment rate. A restructuring of some or all of the debt or a decline in market prices of the territories’ and Commonwealths’ debt obligations, may affect the fund’s investment in these securities. If the economic situation in the territories and Commonwealths persists or worsens, the volatility, credit quality and performance of the fund could be adversely affected.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded/Escrowed to maturity bonds — From time to time, a municipality may refund a bond that it has already issued prior to, or in the case of escrowed to maturity bonds on, the original bond’s call or maturity date by issuing a second bond, the proceeds of which are typically used to purchase securities of the U.S. government (including its agencies and instrumentalities). The U.S. government securities are placed in an escrow account. The original bonds then become "pre-refunded" or "escrowed to maturity" and while the security is still tax-exempt, the proceeds of the escrow account act as collateral and the original bonds are considered high-quality in nature as a result. The principal and interest payments on the escrowed securities are then used to pay off the original bondholders on the call or maturity date. The escrow account securities do not guarantee the price movement of the bond before maturity. Investment in pre-refunded and escrowed to maturity bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded and escrowed to maturity bonds will be treated as U.S. governmental issues.

Cash and cash equivalents — The fund may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (d) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (e) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (f) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (g) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

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Commercial paper — The fund may purchase tax-exempt and/or taxable commercial paper. Commercial paper refers to short-term promissory notes issued by a municipality or corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

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When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Derivatives — In pursuing its investment objective(s), the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified

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reference asset. The fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast market and economic factors (such as interest rates). The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such

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instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in the fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

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The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments,

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although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to

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return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posted by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

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There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and standardized credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps and certain types of interest rate swaps and credit default swap indices are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

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Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). Additionally, in order to assume exposure to the commercial mortgage-backed security sector or to hedge against existing credit and market risks within such sector, the fund may invest in mortgage-backed security credit default swap indices, including the CMBX index (collectively referred to as “CMBXIs”).

A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. A CMBXI is a tradeable index referencing a basket of commercial mortgage-backed securities. In a typical CDSI or CMBXI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer

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the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI or CMBXI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI or CMBXI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI or CMBXI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI or CMBXI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI or CMBXI is based, the investment could result in losses to the fund.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

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The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund’s board of trustees.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Investing in similar municipal bonds — The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type that may pay interest on their obligations with revenue from similar projects. This may make a fund more susceptible to economic, political, or regulatory occurrences that affect such issuers, obligation types and projects, such as changes in healthcare regulations, environmental considerations, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers of municipal obligations held by a fund increases, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of TEFCA and TEFNY, also seeks to purchase securities which bear interest that is exempt from (1) California income taxes and (2) New York City and New York state taxes, respectively – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Securities subject to alternative minimum tax — The fund (other than TEBF) may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund’s portfolio accordingly, keeping in mind the fund’s objective(s).

Risk factors relating to California debt obligations — Because TEFCA invests in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not

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concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information and is subject to change. The fund assumes no obligation to independently verify or update this information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Risk factors relating to New York debt obligations — Because TEFNY invests in securities issued by the State of New York, its agencies and municipalities, the fund is more susceptible to developments

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adversely affecting issuers of New York securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to New York debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of New York and various local agencies in New York available as of the date of this statement of additional information and is subject to change. The fund assumes no obligation to independently verify or update this information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in New York. New York’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to New York’s municipal issuers and natural disasters may have an adverse impact on the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

In addition, New York State and New York City represent a large portion of the municipal bond market in New York. Therefore, fiscal and economic challenges facing these entities may have an adverse impact on the overall New York municipal bond market.

The ability of some New York issuers to make principal and interest payments depends in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect the state’s revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and keep successful businesses. A number of factors can also affect the state’s spending including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

While New York State’s economy is diverse, it has a comparatively large share of the nation’s financial activities, information, education and health services employment, and a very small share of the nation’s farming and mining activity. Travel and tourism constitute an important part of the economy. Like the rest of the nation, the state has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

The services sector, which includes professional and business services, private education and healthcare, leisure and hospitality services, among others, is the state’s leading economic sector. New York State is more likely to be affected by a recession that is concentrated in the services sector than other states. Additionally, New York State and New York City’s heavy reliance on the financial services sector makes it vulnerable to an economic slowdown and volatility in the financial services sector.

Future New York constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of New York issuers. In addition, if constitutional challenges to state laws or other court actions are brought against the state or its agencies and municipalities relating to financing, or the amount and use of taxes, these actions could adversely affect the ability of the state and its political subdivisions to meet their debt obligations, and may require extraordinary appropriations, expenditure reductions, or both.

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While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the “Code”) imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The investment adviser relies on the opinion of bond counsel. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

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Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended July 31, 2026 and 2025. Variations in turnover rate are due to changes in trading activity during the period.

	Fiscal year	Portfolio turnover rate
STEX	2026	53%
	2025	56
LTEX	2026	46
	2025	44
TEBF	2026	24
	2025	24
AHIM	2026	32
	2025	28
TEFCA	2026	26
	2025	32
TEFNY	2026	12
	2025	18

Tax-exempt income funds — Page 25

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

3. The fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental policies — The following policy may be changed without shareholder approval and applies to STEX, LTEX, TEBF and AHIM only:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Tax-exempt income funds — Page 26

Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the funds. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto. The investment adviser will generally make determinations as to the appropriate industry categories and classifications for purposes of this fundamental policy 1f. As part of this determination, the investment adviser may take into account a variety of considerations, including information provided by relevant third-party classification systems and internal analysis. Even where the investment adviser relies primarily on a particular classification system, it may depart from that system in specific cases at its discretion. The use of any particular classification system is not part of any fundamental policy, and the fund may change any source used for determining industry classifications at any time without shareholder approval. Industry categories and issuer classifications may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

For purposes of fundamental policy 3, the fund (other than AHIM) will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax and do not subject shareholders to the alternative minimum tax. AHIM will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax. Additionally, each of STEX, LTEX,

Tax-exempt income funds — Page 27

TEFCA and TEFNY may only invest up to 20% of its assets in securities that are subject to the alternative minimum tax. TEBF may not invest in securities that are subject to the alternative minimum tax. AHIM may invest, without limitation, in securities that may subject fund shareholders to federal alternative minimum tax.

Tax-exempt income funds — Page 28

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board selects independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of such fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of such fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which each fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in each fund’s registration statement.

Tax-exempt income funds — Page 29

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Gina F. Adams, 1958 Trustee (2026)	Executive Vice President, General Counsel and Secretary, FedEx Corporation (transportation/logistics company)	54	Entergy Corporation	· Board service for educational, arts and other nonprofit organizations · LLM, JD
Francisco G. Cigarroa, MD, 1957 Trustee (2021)	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	114	None	· Corporate board experience · Service on boards of community and nonprofit organizations · MD
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	114	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

Jennifer C. Feikin, 1968 Trustee (2022)	Independent corporate board member; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company	114	Former director of Hertz Global Holdings, Inc. (until 2026)	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

Tax-exempt income funds — Page 30

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2022)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	114	Edwards Lifesciences; Ingram Micro Holding Corporation (information technology products and services) Former director of Public Storage, Inc. (until 2024)

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Merit E. Janow, 1958 Trustee (2010)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	57	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Martin E. Koehler, 1957 Trustee (2026)	Independent management consultant	54	None	· Senior management experience · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · MBA · MS, industrial engineering

Tax-exempt income funds — Page 31

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Benjamin R. Miller, 1967 Trustee (2026)	Co-Founder, Agio Ratings Ltd. (fintech advisory); former Director and adviser, Dalpha Capital and Dalpha Capital (UK) Ltd. (digital assets manager) (2020-2022)	37	None	· Senior corporate management experience, investment management · Investment management experience · Experience as corporate lawyer · JD
Josette Sheeran, 1954 Trustee (2026)	Founder and CEO, Firefly Global Group (geopolitical and business consulting); former President, Canoo, Inc.; former President and CEO, Asia Society	54	None

· Service as chief executive officer

· Senior management experience

· Government service

· Service on advisory councils and commissions for international and governmental organizations

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Service as trustee for public and private entities

Tax-exempt income funds — Page 32

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Trustee (STEX 2009; LTEX 2010; TEBF 2010; AHIM 2010; TEFCA 2010; TEFNY 2010)	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036	114	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (STEX 2019; LTEX 2019; TEBF 2019; AHIM 2018; TEFCA 2019; TEFNY 2018)	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	114	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Chair of the Board (Independent and Non-Executive) (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm) (2005 – 2018)	114

Public Storage, Inc.

Former director of Romeo Power, Inc. (manufacturer of batteries for electric vehicles) (until 2022); Compass Minerals, Inc. (producer of salt and specialty fertilizers) (until 2023); Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation) (until 2025)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

Tax-exempt income funds — Page 33

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the funds’ boards.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Pramod Atluri, 1976 Trustee (2026)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	37	None
Courtney K. Wolf, 1982 Trustee (STEX 2026; LTEX 2026; TEBF 2026; AHIM 2021; TEFCA 2026; TEFNY 2026)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	37	None

Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Vikas Malhotra, 1983 President (STEX 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Mark Marinella, 1958 President (LTEX 2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Ivan Mirabelli, 1985 President (TEFCA 2024)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Chad Rach, 1972 President (AHIM 2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Jerome Solomon, 1963 President (TEFNY 2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Karl Zeile, 1966 President (TEBF 2009)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer (STEX, LTEX, TEBF, AHIM and TEFCA 2003; TEFNY 2010)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*
Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company

Tax-exempt income funds — Page 34

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Legal and Compliance Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company
Melissa Leyva, 1976 Assistant Secretary (2026)	Associate – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (STEX, LTEX and AHIM 2015; TEBF, TEFCA and TEFNY 2012)	Chief Risk Officer – Capital Research and Management Company; Senior Vice President – Legal and Compliance Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the funds serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter). The listed individual may not be a trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.

5 All of the trustees and/or officers listed are ,with the exception of Ivan Mirabelli, Jerome Solomon and Karl Zeile, officers and/or directors/trustees of one or more funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Tax-exempt income funds — Page 35

Fund shares owned by trustees as of December 31, 2025:

Name	Dollar range[1] of fund shares owned		Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund		Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Gina F. Adams	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A Over $100,000 N/A N/A N/A N/A	Over $100,000
Francisco G. Cigarroa	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	None	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Nariman Farvardin	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Jennifer C. Feikin	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A $50,001-$100,000 N/A N/A	Over $100,000
Leslie Stone Heisz	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None Over $100,000 None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	N/A
Merit E. Janow	STEX: None LTEX: Over $100,000 TEBF: Over $100,000 AHIM: None TEFCA: None TEFNY: Over $100,000		Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A $10,001-$50,000 N/A N/A N/A	Over $100,000

Tax-exempt income funds — Page 36

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund		Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Martin E. Koehler	STEX: None LTEX: None TEBF: None AHIM: None TEFCA: None TEFNY: None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Benjamin R. Miller	STEX: None LTEX: None TEBF: None AHIM: None TEFCA: None TEFNY: None	None	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	N/A
Josette Sheeran	STEX: None LTEX: None TEBF: None AHIM: None TEFCA: None TEFNY: None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	$10,001-$50,000 N/A N/A N/A N/A N/A	Over $100,000
Margaret Spellings	STEX: None LTEX: None TEBF: $10,001 – $50,000 AHIM: $50,001 – $100,000 TEFCA: None TEFNY: None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Alexandra Trower	STEX: Over $100,000 LTEX: Over $100,000 TEBF: None AHIM: $50,001 – $100,000 TEFCA: None TEFNY: $50,001 – $100,000	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Paul S. Williams	STEX: None LTEX: None TEBF: $10,001 – $50,000 AHIM: None TEFCA: None TEFNY: None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000

Tax-exempt income funds — Page 37

Name	Dollar range[1] of fund shares owned		Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustee
Pramod Atluri	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	Over $100,000
Courtney K. Wolf	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None Over $100,000 Over $100,000 Over $100,000 Over $100,000 None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and/or 401(k) plan, as applicable.

2 N/A indicates that the listed individual, as of December 31, 2025, was not a trustee of the fund (or, as applicable, other funds in the same family of investment companies as the fund), did not allocate deferred compensation to the fund, or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Tax-exempt income funds — Page 38

Trustee compensation earned during the fiscal year ended July 31, 2026:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Gina F. Adams[2] (elected January 1, 2026)	STEX LTEX TEBF AHIM TEFCA TEFNY	$809 2,107 8,624 4,741 1,213 98	$418,000
Francisco G. Cigarroa[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,329 3,557 14,890 8,289 2,047 176	433,500
Nariman Farvardin[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,108 2,947 12,270 6,811 1,696 144	521,000
Jennifer C. Feikin[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,329 3,557 14,890 8,289 2,047 176	489,750
Leslie Stone Heisz[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,329 3,557 14,890 8,289 2,047 176	489,750
Mary Davis Holt (retired December 31, 2025)	STEX LTEX TEBF AHIM TEFCA TEFNY	361 1,015 4,406 2,502 584 56	216,000
Merit E. Janow[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,114 2,965 12,349 6,856 1,706 145	535,000

Tax-exempt income funds — Page 39

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Martin E. Koehler[2] (elected January 1, 2026)	STEX LTEX TEBF AHIM TEFCA TEFNY	833 2,172 8,888 4,886 1,250 101	430,000
Benjamin R. Miller[2] (elected January 1, 2026)	STEX LTEX TEBF AHIM TEFCA TEFNY	$1,238 3,225 13,200 7,256 1,856 150	187,500
Josette Sheeran[2] (elected January 1, 2026)	STEX LTEX TEBF AHIM TEFCA TEFNY	809 2,107 8,624 4,741 1,213 98	448,000
Margaret Spellings[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,160 3,093 12,904 7,171 1,780 152	541,000

Tax-exempt income funds — Page 40

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Alexandra Trower[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,292 3,465 14,520 8,089 1,994 172	438,500
Paul S. Williams[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,457 3,895 16,280 9,056 2,241 192	456,000

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by STEX, LTEX, TEBF, AHIM and TEFCA in 1993 and TEFNY in 2010. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2026 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plans’ adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the end of the 2026 fiscal year for participating trustees is as follows:
STEX – Gina F. Adams ($837), Francisco G. Cigarroa ($3,585), Nariman Farvardin ($10,104), Jennifer Feikin ($5,664), Leslie Stone Heisz ($182), Merit E. Janow ($1,635), Martin E. Koehler ($435), Benjamin Miller ($434), Josette Sheeran ($807), Margaret Spellings ($4,976), Alexandra Trower ($4,337), Paul Williams ($1,967);
LTEX – Gina F. Adams ($2,181), Francisco G. Cigarroa ($11,668), Nariman Farvardin ($35,616), Jennifer Feikin ($16,328), Leslie Stone Heisz ($475), Merit E. Janow ($4,696), Martin E. Koehler ($1,133), Benjamin Miller ($1,132), Josette Sheeran ($2,104), Margaret Spellings ($19,233), Alexandra Trower ($17,068), Paul Williams ($7,286);
TEBF – Gina F. Adams ($8,927), Francisco G. Cigarroa ($42,732), Nariman Farvardin ($314,866), Jennifer Feikin ($58,764), Leslie Stone Heisz ($1,945), Merit E. Janow ($16,896), Martin E. Koehler ($4,637), Benjamin Miller ($4,635), Josette Sheeran ($8,611), Margaret Spellings ($69,264), Alexandra Trower ($74,260), Paul Williams ($29,924);
AHIM – Gina F. Adams ($4,907), Francisco G. Cigarroa ($19,473), Nariman Farvardin ($58,144), Jennifer Feikin ($29,609), Leslie Stone Heisz ($1,069), Merit E. Janow ($8,518), Martin E. Koehler ($2,549), Benjamin Miller ($2,548), Josette Sheeran ($4,733), Margaret Spellings ($25,422), Alexandra Trower ($69,274), Paul Williams ($11,701);
TEFCA – Gina F. Adams ($1,255), Francisco G. Cigarroa ($5,164), Nariman Farvardin ($17,769), Jennifer Feikin ($7,318), Leslie Stone Heisz ($274), Merit E. Janow ($2,114), Martin E. Koehler ($652), Benjamin Miller ($652), Josette Sheeran ($1,211), Margaret Spellings ($9,663), Alexandra Trower ($8,701), Paul Williams ($3,540); and
TEFNY – Gina F. Adams ($101), Francisco G. Cigarroa ($472), Nariman Farvardin ($1,636), Jennifer Feikin ($659), Leslie Stone Heisz ($22), Merit E. Janow ($188), Martin E. Koehler ($53), Benjamin Miller ($53), Josette Sheeran ($98), Margaret Spellings ($827), Alexandra Trower ($2,398), Paul Williams ($314).

Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the trustees.

Tax-exempt income funds — Page 41

Fund organization and the board of trustees — With the exception of the American Funds Tax-Exempt Fund of New York, the fund is an open-end, diversified management investment company. The American Funds Tax-Exempt Fund of New York is an open-end, non-diversified management investment company. American Funds Short-Term Tax-Exempt Bond Fund was organized as The Tax-Exempt Money Fund of America, a Massachusetts business trust, on December 5, 1988, and reorganized as a Delaware statutory trust on August 7, 2009. Limited Term Tax-Exempt Bond Fund of America was organized as a Massachusetts business trust on July 12, 1993 and reorganized as a Delaware statutory trust on November 1, 2010. The Tax-Exempt Bond Fund of America was organized as a Maryland corporation on July 20, 1979 and reorganized as a Delaware statutory trust on November 1, 2010. American High-Income Municipal Bond Fund was organized as a Maryland corporation on June 14, 1994 and reorganized as a Delaware statutory trust on November 1, 2010. The Tax-Exempt Fund of California was organized as a Massachusetts business trust on May 30, 1986 and reorganized as a Delaware statutory trust on November 1, 2010. American Funds Tax-Exempt Fund of New York was organized as a Delaware statutory trust on July 16, 2010. All fund operations are supervised by the fund’s boards of trustees (“board”) which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to each fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in each fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders of the fund may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office with the fund and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the

Tax-exempt income funds — Page 42

trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees of the fund when requested in writing to do so by the record holders of at least 10% of such fund’s outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund's transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Gina F. Adams, Francisco G. Cigarroa, Leslie Stone Heisz, Martin E. Koehler, Benjamin R. Miller, Josette Sheeran and Paul S. Williams. The committee provides oversight regarding the funds’ accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds’ principal service providers. The committee acts as a liaison between the funds’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2026 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and their investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held two meetings during the 2026 fiscal year.

Tax-exempt income funds — Page 43

The fund has a nominating and governance committee comprised of Nariman Farvardin, Jennifer C. Feikin, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as each board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The fund’s nominating and governance committee held two meetings during the 2026 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objective(s). Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The

Tax-exempt income funds — Page 44

investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by, (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the

Tax-exempt income funds — Page 45

investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items

Tax-exempt income funds — Page 46

generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

Tax-exempt income funds — Page 47

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on September 1, 2026. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds Short-Term Tax-Exempt Bond Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	61.08%
For the benefit of its customers		Class F-3	16.19%
St. Louis, MO

Wells Fargo Clearing Services, LLC	Record	Class A	6.16%
Special custody account for the exclusive benefit of customers
St. Louis, MO

Charles Schwab & Co., Inc.	Record	Class F-1	31.32%
Account 1
San Francisco, CA

Pershing, LLC	Record	Class F-1	28.98%
Jersey City, NJ		Class F-2	6.16%
		Class F-3	41.16%

LPL Financial	Record	Class F-1	12.50%
Omnibus customer account		Class F-2	10.84%
San Diego, CA

National Financial Services, LLC	Record	Class F-1	9.65%
For the exclusive benefit of our customers		Class F-2	9.15%
Jersey City, NJ		Class F-3	15.59%

Individual Investor 1	Record	Class F-2	12.03%
Oregon, WI	Beneficial

Individual Investor 2	Record	Class F-2	10.47%
Hermosa Beach, CA	Beneficial

Morgan Stanley Smith Barney, LLC	Record	Class F-2	9.66%
For the benefit of its customers
New York, NY

UBS WM USA	Record	Class F-2	7.35%
Special custody account for customers
Weehawken, NJ

Raymond James	Record	Class F-2	6.81%
Omnibus for Mutual Funds House Account
St. Petersburg, FL

Tax-exempt income funds — Page 48

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	Class F-3	22.69%
Account 2
San Francisco, CA

American Funds Tax-Exempt Preservation Portfolio	Record	Class R-6	100.00%
Norfolk, VA

Limited Term Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	59.41%
For the benefit of its customers		Class C	9.70%
St. Louis, MO		Class F-3	18.79%

Pershing, LLC	Record	Class A	6.15%
Jersey City, NJ		Class C	12.58%
		Class F-1	16.99%
		Class F-2	10.88%
		Class F-3	45.25%

Morgan Stanley Smith Barney, LLC	Record	Class C	18.71%
For the benefit of its customers		Class F-1	6.04%
New York, NY		Class F-2	13.82%

National Financial Services, LLC	Record	Class C	15.24%
For the exclusive benefit of our customers		Class F-1	24.49%
Jersey City, NJ		Class F-2	15.03%
		Class F-3	12.57%

Wells Fargo Clearing Services, LLC	Record	Class C	12.29%
Special custody account for the exclusive benefit of customers
St. Louis, MO

LPL Financial	Record	Class C	8.03%
Omnibus customer account		Class F-1	8.25%
San Diego, CA		Class F-2	9.75%

Charles Schwab & Co., Inc.	Record	Class F-1	13.83%
Account 1
San Francisco, CA

MLPF&S	Record	Class F-1	8.09%
For the Sole Benefit of its Customers		Class F-2	12.20%
Jacksonville, FL

UBS WM USA	Record	Class F-1	6.16%
Special custody account for customers		Class F-2	11.99%
Weehawken, NJ

Raymond James	Record	Class F-2	9.11%
Omnibus for Mutual Funds House Account
St. Petersburg, FL

Tax-exempt income funds — Page 49

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	Class F-3	11.88%
Account 2
San Francisco, CA

BNY Mellon N A	Record	Class F-3	8.73%
Pittsburgh, PA

American Funds Tax-Exempt Preservation Portfolio	Record	Class R-6	100.00%
Norfolk, VA

The Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	52.29%
For the benefit of its customers		Class C	7.10%
St. Louis, MO		Class F-3	29.42%

Pershing, LLC	Record	Class A	5.94%
Jersey City, NJ		Class C	17.41%
		Class F-1	6.39%
		Class F-2	27.61%
		Class F-3	12.35%

Morgan Stanley Smith Barney, LLC	Record	Class C	11.81%
For the benefit of its customers		Class F-2	14.96%
New York, NY

Wells Fargo Clearing Services, LLC	Record	Class C	11.25%
Special custody account for the exclusive benefit of customers
St. Louis, MO

LPL Financial	Record	Class C	10.01%
Omnibus customer account		Class F-1	8.10%
San Diego, CA		Class F-2	10.52%

Raymond James	Record	Class C	7.07%
Omnibus for Mutual Funds House Account		Class F-2	7.03%
St. Petersburg, FL

National Financial Services, LLC	Record	Class C	5.61%
For the exclusive benefit of our customers		Class F-1	24.60%
Jersey City, NJ		Class F-2	11.79%
		Class F-3	8.24%

Charles Schwab & Co., Inc.	Record	Class F-1	31.18%
Account 1
San Francisco, CA

Tax-exempt income funds — Page 50

Name and address	Ownership	Ownership percentage
UBS WM USA	Record	Class F-2	6.32%
Special custody account for customers
Weehawken, NJ

MLPF&S	Record	Class F-2	6.10%
For the sole benefit of its customers
Jacksonville, FL

J. P. Morgan Securities LLC	Record	Class F-3	20.40%
For the Exclusive Benefit of our Customers
Brooklyn, NY
Charles Schwab & Co., Inc.	Record	Class F-3	16.59%
Account 2
San Francisco, CA

Capital Research and Management Company	Record	Class R-6	100.00%
Corporate Account
Irvine, CA

American High-Income Municipal Bond Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	48.90%
For the benefit of its customers		Class F-3	28.04%
St. Louis, MO

Wells Fargo Clearing Services, LLC	Record	Class A	5.62%
Special custody account for the exclusive benefit of customers		Class C	12.21%
St. Louis, MO		Class F-2	8.37%

LPL Financial	Record	Class A	5.45%
Omnibus customer account		Class C	10.76%
San Diego, CA		Class F-1	8.04%
		Class F-2	9.55%

Pershing, LLC	Record	Class A	5.15%
Jersey City, NJ		Class C	11.31%
		Class F-2	14.34%
		Class F-3	12.05%

National Financial Services, LLC	Record	Class C	10.67%
For the exclusive benefit of our customers		Class F-1	52.31%
Jersey City, NJ		Class F-2	18.27%
		Class F-3	7.67%

Raymond James	Record	Class C	10.31%
Omnibus for Mutual Funds House Account		Class F-2	7.80%
St. Petersburg, FL

Morgan Stanley Smith Barney, LLC	Record	Class C	5.16%
For the benefit of its customers		Class F-2	9.80%
New York, NY

Tax-exempt income funds — Page 51

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	Class F-1	16.58%
Account 1
San Francisco, CA

MLPF&S	Record	Class F-1	6.25%
For the Sole Benefit of its Customers		Class F-2	7.95%
Jacksonville, FL

UBS WM USA	Record	Class F-2	10.12%
Special custody account for customers
Weehawken, NJ

Goldman Sachs & Co LLC C/O	Record	Class F-3	19.01%
Salt Lake City, UT

Charles Schwab & Co., Inc.	Record	Class F-3	16.85%
Account 2
San Francisco, CA

Capital Research & Management Company	Record	Class R-6	100.00%
Corporate Account
Irvine, CA

The Tax-Exempt Fund of California

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	30.19%
For the benefit of its customers		Class F-3	8.18%
St. Louis, MO

Wells Fargo Clearing Services, LLC	Record	Class A	10.26%
Special custody account for the exclusive benefit of customers		Class C	14.86%
St. Louis, MO		Class F-1	7.56%
		Class F-2	11.87%

Morgan Stanley Smith Barney LLC	Record	Class A	9.69%
For the exclusive benefit of its customers		Class C	17.63%
New York, NY		Class F-2	16.18%

LPL Financial	Record	Class A	6.50%
Omnibus customer account		Class C	16.62%
San Diego, CA		Class F-1	5.53%
		Class F-2	7.76%

Pershing, LLC	Record	Class A	5.87%
Jersey City, NJ		Class C	5.93%
		Class F-1	5.06%
		Class F-3	52.32%

J. P. Morgan Securities LLC	Record	Class C	5.35%
For the exclusive benefit of our customers
Brooklyn, NY

Tax-exempt income funds — Page 52

Name and address	Ownership	Ownership percentage
National Financial Services, LLC	Record	Class C	5.20%
For the exclusive benefit of our customers		Class F-1	12.97%
Jersey City, NJ		Class F-2	18.41%
		Class F-3	9.66%

Individual Investor 1	Record	Class C	5.05%
Trust account	Beneficial
Wilmington, CA

Charles Schwab & Co., Inc.	Record	Class F-1	52.62%
Account 1
San Francisco, CA

RBC Capital Markets LLC	Record	Class F-2	9.02%
Mutual Fund Omnibus Processing
Minneapolis, MN

MLPF&S	Record	Class F-2	6.21%
For the sole benefit of its customers
Jacksonville, FL

UBS WM USA	Record	Class F-2	6.11%
Special custody account for customers
Weehawken, NJ

Charles Schwab & Co., Inc.	Record	Class F-3	16.59%
Account 2
San Francisco, CA

BNY Mellon N.A.	Record	Class F-3	11.14%
Pittsburgh, PA

Tax-exempt income funds — Page 53

American Funds Tax-Exempt Fund of New York

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	19.48%
For the benefit of its customers		Class F-3	13.20%
St. Louis, MO

National Financial Services, LLC	Record	Class A	9.79%
For the exclusive benefit of our customers		Class F-1	42.36%
Jersey City, NJ		Class F-2	22.35%
		Class F-3	6.28%

Pershing, LLC	Record	Class A	9.72%
Jersey City, NJ		Class C	35.28%
		Class F-1	12.85%
		Class F-2	11.18%
		Class F-3	60.03%

Wells Fargo Clearing Services, LLC	Record	Class A	8.32%
Special custody account for the exclusive benefit of customers		Class F-1	5.87%
St. Louis, MO		Class F-2	5.71%

LPL Financial	Record	Class A	7.66%
Omnibus customer account		Class C	19.06%
San Diego, CA		Class F-2	26.94%

Individual Investor #1	Record	Class C	7.79%
Jamestown, NY	Beneficial

Charles Schwab & Co., Inc.	Record	Class F-1	26.20%
Account 1
San Francisco, CA

Raymond James	Record	Class F-1	6.69%
Omnibus for Mutual Funds House Account		Class F-2	10.33%
St. Petersburg, FL

Charles Schwab & Co., Inc.	Record	Class F-2	5.29%
Special custody account FBO customers
San Francisco, CA

BNY Mellon N.A.	Record	Class F-3	10.90%
Pittsburgh, PA

Charles Schwab & Co., Inc.	Record	Class F-3	8.17%
Account 2
San Francisco, CA

As of September 1, 2026, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares refer to all F share classes.

Tax-exempt income funds — Page 54

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio, within their research coverage. For the Tax-Exempt Fund of New York, notwithstanding The Capital SystemTM, the fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

Tax-exempt income funds — Page 55

American Funds Short-Term Tax-Exempt Bond Fund — Bloomberg Municipal Short 1-5 Years Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Limited Term Tax-Exempt Bond Fund of America — Bloomberg Municipal Short-Intermediate 1-10 Years Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

The Tax-Exempt Bond Fund of America — Bloomberg Municipal Bond Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund

American High-Income Municipal Bond Fund — (i) Bloomberg Municipal Bond Index, (ii) Bloomberg Municipal Bond BAA Index, (iii) Bloomberg Municipal High Yield 5% Tobacco Cap 2% Issuer Cap Index and (iv) a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

The Tax-Exempt Fund of California — Bloomberg California Municipal Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund; and

American Funds Tax-Exempt Fund of New York — Bloomberg New York Municipal Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

Tax-exempt income funds — Page 56

The following table reflects information as of July 31, 2026:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
American Funds Short-Term Tax-Exempt Bond Fund
Vikas Malhotra	$100,001– $500,000	4	$13.6	None	None
Mark Marinella	$100,001– $500,000	8	$24.6	None	3,284	$5.78
Limited Term Tax-Exempt Bond Fund of America
Vikas Malhotra	$100,001– $500,000	4	$9.9	None	None
Mark Marinella	$100,001– $500,000	8	$20.9	None	3,284	$5.78
The Tax-Exempt Bond Fund of America
Lee Chu	$100,001– $500,000	4	$24.6	None	None
Courtney K. Wolf	$100,001– $500,000	3	$12.5	None	None
Karl J. Zeile	Over $1,000,000	None		None	None
American High-Income Municipal Bond Fund
Lee Chu	Over $1,000,000	4	$34.0	None	None
Chad M. Rach	Over $1,000,000	1	$3.2	None	None
Jerome Solomon	Over $1,000,000	3	$10.0	None	None
The Tax-Exempt Fund of California
Mark Marinella	$100,001– $500,000	8	$23.3	None	3,284	$5.78
Ivan Mirabelli	$100,001– $500,000	None		None	None
American Funds Tax-Exempt Fund of New York
Lee Chu	None[4]	4	$48.8	None	None
Jerome Solomon	None[4]	3	$24.8	None	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4 Funds are designed primarily for taxable residents in the state of New York. Because the portfolio managers do not reside in this state, investment in the fund may not be appropriate for their personal portfolio.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one

Tax-exempt income funds — Page 57

hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until July 31, 2027, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

Tax-exempt income funds — Page 58

American Funds Short-Term Tax-Exempt Bond Fund: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.204%	$ 0	$15,000,000,000
0.175	15,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended July 31, 2026, 2025 and 2024, the investment adviser earned from the fund management fees of $4,640,000, $4,140,000 and $4,185,000, respectively.

The investment adviser is currently reimbursing a portion of the expenses for each share class of STEX. These reimbursements will be in effect through at least October 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For each of the fiscal years ended July 31, 2026, 2025 and 2024, the total expenses reimbursed by the investment adviser were $182,000, $177,000 and $197,000, respectively.

Limited Term Tax-Exempt Bond Fund of America: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.224%	$ 0	$15,000,000,000
0.195	15,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended July 31, 2026, 2025 and 2024, the investment adviser earned from the fund management fees of $13,481,000, $12,633,000 and $13,724,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal years ended July 31, 2026 and 2025. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $13,365,000 (a reduction of $116,000) and $12,489,000 (a reduction of $144,000) for the fiscal years ended July 31, 2026 and 2025.

Tax-exempt income funds — Page 59

The Tax-Exempt Bond Fund of America: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.253%	$ 0	$15,000,000,000
0.212	15,000,000,000	17,000,000,000
0.197	17,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended July 31, 2026, 2025 and 2024, the investment adviser earned from the fund management fees of $53,001,000, $49,586,000 and $48,082,000, respectively.

American High-Income Municipal Bond Fund: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.280%	$ 0	$15,000,000,000
0.245	15,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended July 31, 2026, 2025 and 2024, the investment adviser earned from the fund management fees of $38,756,000, $37,650,000 and $32,347,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal year ended July 31, 2024. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $31,182,000 (a reduction of $1,165,000) for the fiscal year ended July 31, 2024.

Tax-exempt income funds — Page 60

The Tax-Exempt Fund of California: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.253%	$ 0	$15,000,000,000
0.212	15,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended July 31, 2026, 2025 and 2024, the investment adviser earned from the fund management fees of $8,872,000, $8,063,000 and $7,144,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal years ended July 31, 2026, 2025 and 2024. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $8,777,000 (a reduction of $95,000), $8,021,000 (a reduction of $42,000) and $7,131,000 (a reduction of $13,000) for the fiscal years ended July 31, 2026, 2025 and 2024.

Tax-exempt income funds — Page 61

American Funds Tax-Exempt Fund of New York: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.253%	$ 0	$15,000,000,000
0.212	15,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended July 31, 2026, 2025 and 2024 the investment adviser earned from the fund management fees of $766,000, $759,000, $698,000 and $631,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal years ended July 31, 2026, 2025 and 2024. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $716,000 (a reduction of $50,000), $707,000 (a reduction of $52,000) and $664,000 (a reduction of $34,000) for the fiscal years ended July 31, 2026, 2025 and 2024.

The investment adviser is currently reimbursing a portion of the expenses for each share class of TEFNY. These reimbursements will be in effect through at least October 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For each of the fiscal years ended July 31, 2026, 2025 and 2024, the total expenses reimbursed by the investment adviser were $179,000, $138,000 and $135,000, respectively.

Tax-exempt income funds — Page 62

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F and R-6 shares, to the extent that they are offered by the fund. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F and R-6 shares, to the extent that they are offered by the fund. Each fund’s Administrative Agreement will continue in effect until at least July 31, 2027, unless sooner terminated or renewed. It may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Tax-exempt income funds — Page 63

During the 2026 fiscal year, administrative services fees were:

		Administrative services fee
STEX	Class A	$ 349,000
	Class F-1	1,000
	Class F-2	70,000
	Class F-3	227,000
	Class R-6	35,000
LTEX	Class A	935,000
	Class C	3,000
	Class F-1	7,000
	Class F-2	213,000
	Class F-3	581,000
	Class R-6	47,000
TEBF	Class A	3,504,000
	Class C	33,000
	Class F-1	45,000
	Class F-2	1,766,000
	Class F-3	1,896,000
	Class R-6	—*
AHIM	Class A	1,707,000
	Class C	25,000
	Class F-1	45,000
	Class F-2	1,063,000
	Class F-3	1,316,000
	Class R-6	17,000
TEFCA	Class A	435,000
	Class C	5,000
	Class F-1	11,000
	Class F-2	232,000
	Class F-3	358,000
TEFNY	Class A	54,000
	Class C	1,000
	Class F-1	—*
	Class F-2	14,000
	Class F-3	17,000

* Amount less than $1,000.

STEX did not offer Class C shares in the 2026 fiscal year and is not currently offering C shares.

Tax-exempt income funds — Page 64

Principal Underwriter and plans of distribution — Capital Client Group, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C shares. The fund also reimburses the Principal Underwriter for service fees paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class F-1 shares.

Tax-exempt income funds — Page 65

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class A	2026	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 55,000 76,000 415,000 246,000 35,000 10,000	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 263,000 342,000 1,786,000 1,112,000 178,000 39,000
	2025	STEX LTEX TEBF AHIM TEFCA TEFNY	55,000 74,000 513,000 291,000 42,000 10,000	STEX LTEX TEBF AHIM TEFCA TEFNY	238,000 371,000 2,390,000 1,424,000 203,000 37,000
	2024	STEX LTEX TEBF AHIM TEFCA TEFNY	59,000 97,000 618,000 301,000 49,000 8,000	STEX LTEX TEBF AHIM TEFCA TEFNY	247,000 424,000 2,649,000 1,335,000 224,000 38,000
Class C*	2026	LTEX TEBF AHIM TEFCA TEFNY	2,000 19,000 10,000 5,000 —	LTEX TEBF AHIM TEFCA TEFNY	9,000 94,000 130,000 22,000 6,000
	2025	LTEX TEBF AHIM TEFCA TEFNY	1,000 9,000 — — 1,000	LTEX TEBF AHIM TEFCA TEFNY	8,000 132,000 129,000 26,000 2,000
	2024	LTEX TEBF AHIM TEFCA TEFNY	8,000 45,000 7,000 — 1,000	LTEX TEBF AHIM TEFCA TEFNY	10,000 146,000 116,000 19,000 3,000

* STEX does not currently offer Class C shares.

Tax-exempt income funds — Page 66

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3 or Class R-6, no 12b-1 fees are paid from Class F-2, F-3 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to .25% (and, in the case of STEX, up to .15%) of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. STEX may annually expend up to .15%, LTEX and AHIM may annually expend up to .30%, and TEBF and TEFCA may annually expend up to .25% for Class A shares under the applicable Plan. TEFNY may annually expend up to .30% for Class A shares under the applicable Plan; however, for Class A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $1,584,000 or less than 1% of Class A net assets for STEX, $613,000 or less than 1% of Class A net assets for LTEX, $9,375,000 or less than 1 % of Class A net assets for TEBF, $1,735,000 or less than 1% of Class A net assets for AHIM, $1,704,000 or less than 1% of Class A net assets for TEFCA and $201,000 or less than 1% of Class A net assets for TEFNY.

Class C — The Plan for Class C shares provide for payments to the Principal Underwriter of up to ..25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses.

Class F-1 — The Plan for Class F-1 shares provide for payments to the Principal Underwriter of up to .25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses. The fund may annually expend up to .50% for Class F-1 shares under the applicable Plan; however, for Class F-1 shares, the board of trustees has approved

Tax-exempt income funds — Page 67

payments to the Principal Underwriter of up to .25% of each fund’s average daily net assets attributable to such shares for paying service- and distribution-related expenses.

Payment of service fees — For purchases subject to an initial sales charge as described in the “Sales charges” section of the prospectus, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A or C shares. For purchases at the net asset value breakpoint, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2026 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

	12b-1 expenses		12b-1 unpaid liability outstanding
Class A	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 1,747,000 9,349,000 29,200,000 17,069,000 3,626,000 452,000	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 116,000 600,000 2,229,000 984,000 282,000 34,000
Class C1	LTEX TEBF AHIM TEFCA TEFNY	92,000 1,115,000 818,000 174,000 34,000	LTEX TEBF AHIM TEFCA TEFNY	8,000 91,000 70,000 14,000 3,000
Class F-1	STEX LTEX TEBF AHIM TEFCA TEFNY	8,000 61,000 372,000 374,000 92,000 3,000	STEX LTEX TEBF AHIM TEFCA TEFNY	1,000 7,000 36,000 39,000 9,000 —[2]

1STEX does not currently offer Class C shares.

2Amount less than $1,000.

Tax-exempt income funds — Page 68

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of the shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call Capital Client Group, Inc. at (800) 421-4120 for assistance.

Tax-exempt income funds — Page 69

Other compensation to dealers — As of March 1, 2026, the firms (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) are listed below.

Dealers:

Ameriprise

Atria Wealth Solutions

Avantax Investment Services, Inc
Cambridge

Cetera Financial Group

Charles Schwab Network

Commonwealth

Edward Jones
Equitable Advisors

Fidelity

J.P. Morgan Chase Banc One

Janney Montgomery Scott

Kestra

LPL Group

Merrill

MML Investors Services

Morgan Stanley Wealth Management
Northwestern Mutual (NM)

Osaic (Advisor Group)

Raymond James Group

RBC

Robert W. Baird

Stifel Nicolaus & Co

UBS

Wells Fargo Network

Recordkeepers:

Ascensus
Empower (Great West Life & Annuity Insurance Company)
John Hancock
Nationwide
Principal
Transamerica
Voya

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid on portfolio transactions by STEX, LTEX, TEBF, AHIM, TEFCA and TEFNY for the 2026, 2025 and 2024 fiscal years.

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Disclosure of portfolio holdings

The fund’s investment adviser has adopted policies and procedures with respect to the disclosure of the fund’s portfolio holdings information. The fund’s board of directors/trustees reviews these policies and procedures and receives reports from the fund’s Chief Compliance Officer periodically.

The fund is permitted to provide a full list of holdings monthly on the Capital Group website no earlier than 30 days after month-end, however if a month-end coincides with a quarter-end, the fund is permitted to provide a full list of holdings no earlier than 10 days after quarter-end. The publicly disclosed holdings information may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund is permitted to provide its top 10 holdings monthly on the Capital Group website no earlier than 10 days after month-end for equity securities, and no earlier than 30 days after month-end for fixed income securities. If a month-end coincides with a quarter-end, the fund is permitted to provide its top 10 holdings for equity and fixed income securities no earlier than 10 days after quarter-end. For multi-asset funds, the fund is permitted to provide its top 10 holdings for equity and fixed income securities monthly on the Capital Group website no earlier than 10 days after month-end. The investment adviser may disclose holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s holdings. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting and class action claims processing service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires fund holdings information for legitimate business and/or fund oversight purposes, may receive fund holdings information earlier. See the “General information” section in this statement of additional information of the fund’s registration statement for further information about the fund’s custodian, outside counsel and auditor.

The fund may provide a full list of holdings monthly to up to 20 key broker-dealer relationships and up to 10 key global consulting firms with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than 10 days after month-end. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive fund holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information of the fund’s registration statement and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information of the fund’s registration

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statement, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When fund holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business purposes only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of fund holdings information.

Subject to board policies, the authority to disclose fund holdings information, and to establish policies and procedures with respect to such disclosure, resides with the appropriate investment-related committees of the investment adviser. In exercising their authority, the committees determine whether disclosure of fund holdings information is appropriate and in the best interest of the fund. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings information. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of fund holdings information and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling fund holdings information and not disclosing such information to unaffiliated third parties until such holdings are publicly disclosed on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and/or fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings information.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in newspapers and websites do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share. Net asset value is computed by adding the value of a fund’s investments, cash or other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

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All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair

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valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser’s valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Certain short-term securities, such as variable rate demand notes or repurchase agreements involving securities fully collateralized by cash or U.S. government securities, are valued at par.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain and income distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares prior to a distribution. The price of shares purchased at that time may include the amount of a forthcoming distribution. Those purchasing fund shares at a time when the fund has realized but not yet distributed income or capital gains that is reflected in the price of the shares will subsequently receive a partial return of their

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investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences applicable to tax-exempt funds — Although a significant portion of the distributions by the fund generally are expected to constitute exempt-interest dividends, the funds may under certain circumstances invest in obligations on which the interest is fully taxable, or, although exempt from the regular federal income tax, is subject to the alternative minimum tax. Similarly, gains from the sale or exchange of obligations on which the interest is exempt from regular federal income tax will constitute taxable income to the funds. Taxable income or gain may also arise from certain derivatives transactions and from municipal obligations acquired at a market discount. Accordingly, it is possible that a portion of the distributions of the fund will constitute taxable rather than tax-exempt income in the hands of a shareholder. Furthermore, investors should be aware that tax laws may change, and issuers may fail to follow applicable laws, causing a tax exempt item to become taxable.

Income derived by the fund from taxable investments, including but not limited to certain derivatives transactions, will be taxable for federal, state and local income tax purposes when distributed to shareholders. Income derived by the fund from interest on direct obligations of the U.S. government will be taxable for federal income tax purposes when distributed to shareholders but, provided that

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the fund meets the requirements of state law and properly designates distributions to shareholders, such distributions may be excludable from income for state personal income tax purposes. Acquisitions of municipal securities at a market discount may also result in ordinary income and/or capital gains.

By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Any loss realized on the sale of fund shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in

Tax-exempt income funds — Page 81

the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Calling American Funds Service Company. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-6 shares are generally only available to American Funds Portfolio Series and other registered investment companies approved by the fund’s investment adviser or distributor.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $250 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares without a sales charge into other American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) within the same share class; however, Class A, C or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class. Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting your financial professional by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other Capital Group Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases

Tax-exempt income funds — Page 85

are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios. Class C shares are not currently offered by STEX.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A shares before Class F-2 shares were made available under this privilege.

Class F-2 purchases

If requested, American Funds Class F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 is established under this privilege, additional investments can be made in Class F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $250,000 or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Only with respect to TEBF, AHIM, TEFCA and TEFNY, commissions on such investments

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(other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $250,000 or more and b) purchases by employer-sponsored defined contribution-type retirement plans investing $250,000 or more or with 100 or more eligible employees. Only with respect to STEX and LTEX, commissions on such investments (other than IRA, rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase eligible shares of Capital Group Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include purchases of eligible classes of shares of the Capital Group Funds made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· CollegeAmerica® accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

Tax-exempt income funds — Page 92

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining simultaneous purchases of all eligible classes of shares in Capital Group Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

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Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all eligible share classes of Capital Group Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your Capital Group Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.

You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your Capital Group Funds and applicable American Legacy accounts.

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CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

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Redemptions in-kind

Although payment of redemptions normally will be in cash, the fund’s governing documents permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of directors/trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders may be selected by the investment adviser on a non-pro rata basis in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

The fund may also effect redemptions in-kind in an effort (a) to manage cash positions, (b) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and raising cash for redemptions, or (c) other portfolio management purposes. This practice is expected to benefit the fund and its shareholders by reducing the need for the fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or other reasons. By doing so, the fund is expected to avoid or reduce cash drag, transaction costs, and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the NAV of the fund. With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are valued for purposes of computing the fund’s NAV. The custom basket would include only securities that have been disclosed as portfolio holdings in the fund’s most recent public holdings disclosure.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

Tax-exempt income funds — Page 98

Automatic exchanges — You may automatically exchange shares of the same class in amounts of $50 or more among any Capital Group Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction or redeem or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, please contact American Funds Service Company for assistance. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may

Tax-exempt income funds — Page 99

also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070 for STEX, LTEX, TEBF, AHIM and TEFCA, and by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111 for TEFNY., as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

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During the 2026 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

		Transfer agent fee
STEX	Class A	$468,000
	Class F-1	4,000
	Class F-2	165,000
	Class F-3	13,000
	Class R-6	2,000
LTEX	Class A	1,248,000
	Class C	4,000
	Class F-1	31,000
	Class F-2	763,000
	Class F-3	36,000
	Class R-6	3,000
TEBF	Class A	3,988,000
	Class C	39,000
	Class F-1	179,000
	Class F-2	6,556,000
	Class F-3	132,000
	Class R-6	—*

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		Transfer agent fee
AHIM	Class A	$2,529,000
	Class C	37,000
	Class F-1	179,000
	Class F-2	3,910,000
	Class F-3	88,000
	Class R-6	1,000
TEFCA	Class A	326,000
	Class C	4,000
	Class F-1	44,000
	Class F-2	800,000
	Class F-3	23,000
TEFNY	Class A	56,000
	Class C	1,000
	Class F-1	1,000
	Class F-2	51,000
	Class F-3	1,000

* Amount less than $1,000.

STEX did not offer Class C shares in the 2026 fiscal year and is not currently offering C shares.

Independent registered public accounting firm — PricewaterhouseCoopers LLP ("PwC"), 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements and financial highlights of each fund included in this statement of additional information that are from the fund’s Form N-CSR for the most recent fiscal year have been audited by PwC, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the respective reports of such firms given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s expenses, key statistics, holdings information and investment results (annual report only). Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The annual financial statements for each fund are audited by the fund’s independent registered public accounting firm, PwC. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses,

Tax-exempt income funds — Page 103

shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Shareholders who elect to receive documents electronically will receive such documents in electronic form and will not receive documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Credit facility — American High-Income Municipal Bond Fund, together with other U.S. registered investment funds managed by Capital Research and Management Company, has entered into a committed line of credit facility pursuant to which the funds may borrow up to $1.5 billion as a source of temporary liquidity on a first-come, first-served basis. Under the credit facility, loans are generally unsecured; however, a borrowing fund must collateralize any borrowings under the facility on an equivalent basis if it has certain other collateralized borrowings.

Tax-exempt income funds — Page 104

American Funds Short-Term Tax-Exempt Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2026

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.01
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.27

Limited Term Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2026

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.46
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$15.86

The Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2026

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.33
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$12.81

American High-Income Municipal Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2026

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.21
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$15.80

Tax-exempt income funds — Page 105

The Tax-Exempt Fund of California

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2026

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$16.56
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$17.21

American Funds Tax-Exempt Fund of New York

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2026

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.90
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.29

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the reports of the fund’s independent registered public accounting firms contained in the fund’s Form N-CSR, are included in this statement of additional information.

Tax-exempt income funds — Page 106

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class F-1	Class F-2	Class F-3	Class M
Stock and stock/fixed income funds
AMCAP Fund®	002	302	402	602	702	N/A
American Balanced Fund®	011	311	411	611	711	N/A
American Funds® Developing World Growth and Income Fund	30100	33100	34100	36100	37100	N/A
American Funds® Global Balanced Fund	037	337	437	637	737	N/A
American Funds® Global Insight Fund	30122	33122	34122	36122	37122	N/A
American Funds® International Vantage Fund	30123	33123	34123	36123	37123	N/A
American Mutual Fund®	003	303	403	603	703	N/A
Capital Income Builder®	012	312	412	612	712	N/A
Capital World Growth and Income Fund®	033	333	433	633	733	N/A
Emerging Markets Equities Fund, Inc.	N/A	N/A	N/A	36115	37115	40115
EUPAC Fund™	016	316	416	616	716	N/A
Fundamental Investors®	010	310	410	610	710	N/A
The Growth Fund of America®	005	305	405	605	705	N/A
The Income Fund of America®	006	306	406	606	706	N/A
International Growth and Income Fund	034	334	434	634	734	N/A
The Investment Company of America®	004	304	404	604	704	N/A
The New Economy Fund®	014	314	414	614	714	N/A
New Perspective Fund®	007	307	407	607	707	N/A
New World Fund®	036	336	436	636	736	N/A
SMALLCAP World Fund®	035	335	435	635	735	N/A
Washington Mutual Investors Fund	001	301	401	601	701	N/A
Fixed income funds
American Funds® Core Plus Bond Fund	30410	33410	34410	36410	37410	N/A
American Funds Emerging Markets Bond Fund ®	30114	33114	34114	36114	37114	N/A
American Funds Corporate Bond Fund ®	032	332	432	632	732	N/A
American Funds Inflation Linked Bond Fund®	060	360	460	660	760	N/A
American Funds Mortgage Fund®	042	342	442	642	742	N/A
American Funds® Multi-Sector Income Fund	30126	33126	34126	36126	37126	N/A
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	439	639	739	N/A
American Funds® Strategic Bond Fund	30112	33112	34112	36112	37112	N/A
American Funds Tax-Exempt Fund of New York®	041	341	441	641	741	N/A
American High-Income Municipal Bond Fund®	040	340	440	640	740	N/A
American High-Income Trust®	021	321	421	621	721	N/A
The Bond Fund of America®	008	308	408	608	708	N/A
Capital World Bond Fund®	031	331	431	631	731	N/A
Intermediate Bond Fund of America®	023	323	423	623	723	N/A
Limited Term Tax-Exempt Bond Fund of America®	043	343	443	643	743	N/A
Short-Term Bond Fund of America®	048	348	448	648	748	N/A
The Tax-Exempt Bond Fund of America®	019	319	419	619	719	N/A
The Tax-Exempt Fund of California®	020	320	420	620	720	N/A
U.S. Government Securities Fund®	022	322	422	622	722	N/A
Money market fund
American Funds® U.S. Government Money Market Fund	059	359	459	659	759	N/A

Tax-exempt income funds — Page 107

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	1633	1733	N/A	N/A
EUPAC Fund	1016	1316	1516	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	1601	1701	N/A	N/A
Fixed income funds
American Funds® Core Plus Bond Fund	10410	13410	15410	16410	17410	N/A	N/A
American Funds Emerging Markets Bond Fund	10114	13114	15114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	1659	1759	48059	60059

Tax-exempt income funds — Page 108

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
Emerging Markets Equities Fund, Inc.	N/A	N/A	N/A	N/A	N/A	N/A	N/A	26115
EUPAC Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds® Core Plus Bond Fund	21410	22410	41410	23410	24410	27410	25410	26410
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

Tax-exempt income funds — Page 109

	Fund numbers
Fund	Class A	Class C	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	30187	33187	34187	36187	37187
American Funds® 2065 Target Date Retirement Fund	30185	33185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	465	665	765
American Funds® 2025 Target Date Retirement Income Fund	064	364	464	664	764
American Funds® 2020 Target Date Retirement Income Fund	063	363	463	663	763
American Funds® 2015 Target Date Retirement Income Fund	062	362	462	662	762
American Funds® 2010 Target Date Retirement Income Fund	061	361	461	661	761

Tax-exempt income funds — Page 110

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2070 Target Date Retirement Fund	21187	22187	41187	23187	24187	27187	25187	26187
American Funds 2065 Target Date Retirement Fund	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Income Fund	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Income Fund	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Income Fund	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Income Fund	2161	2261	4161	2361	2461	2761	2561	2661
Tax-exempt income funds — Page 111

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds® College 2042 Fund	10144	13144	15144	16144	17144
American Funds® College 2039 Fund	10136	13136	15136	16136	17136
American Funds® College 2036 Fund	10125	13125	15125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	1693	1793
American Funds College Enrollment Fund®	1088	1388	1588	1688	1788

Tax-exempt income funds — Page 112

	Fund numbers
Fund	Class A	Class C	Class F-1	Class F-2	Class F-3
American Funds® Portfolio Series
American Funds® Global Growth Portfolio	055	355	455	655	755
American Funds® Growth Portfolio	053	353	453	653	753
American Funds® Growth and Income Portfolio	051	351	451	651	751
American Funds® Moderate Growth and Income Portfolio	050	350	450	650	750
American Funds® Conservative Growth and Income Portfolio	047	347	447	647	747
American Funds® Tax-Aware Conservative Growth and Income Portfolio	046	346	446	646	746
American Funds® Preservation Portfolio	045	345	445	645	745
American Funds® Tax-Exempt Preservation Portfolio	044	344	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax-exempt income funds — Page 113

	Fund numbers
Fund	Class A	Class C	Class F-1	Class F-2	Class F-3
American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio – Conservative	30109	33109	34109	36109	37109
American Funds® Retirement Income Portfolio – Moderate	30110	33110	34110	36110	37110
American Funds® Retirement Income Portfolio – Enhanced	30111	33111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

	Fund numbers
Fund	Class A	Class A-2	Class A-3	Class F-2	Class F-3	Class R-6
Interval funds
Capital Group KKR Core Plus+	30400	39400	61400	36400	37400	26400
Capital Group KKR Multi-Sector+	30401	39401	61401	36401	37401	26401
Capital Group KKR U.S. Equity+	30402	39402	61402	36402	37402	26402

Tax-exempt income funds — Page 114

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and S&P Global Ratings.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Tax-exempt income funds — Page 115

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

Tax-exempt income funds — Page 116

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Tax-exempt income funds — Page 117

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Tax-exempt income funds — Page 118

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Tax-exempt income funds — Page 119

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Tax-exempt income funds — Page 120

S&P Global Ratings

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Tax-exempt income funds — Page 121

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Tax-exempt income funds — Page 122

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 90.62%	Principal amount (000)	Value (000)
Alabama 4.60%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 6/1/2030	USD2,000	$2,072
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 12/1/2030	1,500	1,554
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-G, 5.00% 6/1/2031	16,000	16,706
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 12/1/2031	11,250	11,703
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	5,020	5,195
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,000	6,041
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	1,395	1,465
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	2,000	2,046
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	1,000	1,036
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	8,045	8,341
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	13,500	13,619
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	1,960	2,039
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	4,595	4,626
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	440	457
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,350	2,483
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	1,670	1,772
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2033 (preref. 9/1/2026)	1,500	1,503
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 4.00% 6/1/2037 (preref. 9/1/2027)	1,780	1,803
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	485	498
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Forest Hills Village Project), Series 2024-A, 5.00% 11/1/2027 (put 11/1/2026)	1,155	1,160
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	550	550
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	2,435	2,508
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	1,035	1,024
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	450	448
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	5,005	5,105
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	8,115	8,562
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	2,000	2,109
Southeast Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 1), Series 2024-A, 5.00% 8/1/2054 (put 4/1/2032)	2,400	2,513
		108,938
Alaska 0.56%
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 10/1/2026	300	301
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044	1,715	1,694
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052	865	910
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	375	401
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2026	725	730
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2027	590	601
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2027	600	617
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	950	950
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,500	1,505
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2029	3,185	3,358
North Slope Borough, GO Bonds, Series 2025, 5.00% 6/30/2027	2,075	2,117
		13,184
Arizona 1.83%
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.00% 7/1/2046	570	545
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2027	500	508
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2030	1,000	1,066

1	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	USD2,950	$3,050
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,000	1,001
Industrial Dev. Auth., Multi Family Housing Bonds (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	1,000	1,005
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	12,425	12,523
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.914% 5/20/2033 (a)(b)	255	8
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2026	1,500	1,511
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2033	2,875	3,126
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	390	393
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2023-A, 5.00% 1/1/2053 (put 5/15/2028)	455	469
City of Mesa, Utility Systems Rev. Obligations, Series 2026-B, 5.00% 7/1/2027	2,045	2,088
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,350	1,417
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	1,665	1,670
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2028	2,000	2,090
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	3,025	3,210
County of Pinal, Pledged Rev. Ref. Obligations, Series 2025, BAM, 5.00% 8/1/2028	725	757
County of Pinal, Pledged Rev. Ref. Obligations, Series 2025, BAM, 5.00% 8/1/2029	750	797
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2029	1,775	1,888
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	1,000	1,115
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2033	500	555
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2027	2,000	2,038
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	450	439
		43,269
California 10.14%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, AGI, 0% 8/1/2036	2,000	1,337
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	4,000	4,032
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2028	1,000	945
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.46% 4/1/2056 (put 4/1/2027) (b)	200	199
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2031	1,000	1,075
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	945	940
Clovis Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2002-B, NATL, 0% 8/1/2027	1,350	1,315
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2031	565	480
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	5,670	5,669
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	6,755	7,003
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	2,435	2,537
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	6,655	6,947
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	1,500	1,555
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	825	864
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	8,345	8,726
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	4,465	4,591
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	1,000	1,020
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	1,305	1,344

American Funds Tax-Exempt Income Funds	2

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	USD1,000	$937
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2025-V-4, 5.00% 3/1/2055 (put 3/1/2032)	560	623
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.50% 8/1/2026	450	450
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	400	419
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.90% 1/15/2027	3,000	3,043
GO Bonds, Series 2020, 4.00% 3/1/2028	500	512
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2029	120	127
GO Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,305	1,306
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2029	410	439
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	110	110
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)	1,000	1,022
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2023-A-2, 3.20% 8/1/2063 (put 8/1/2032)	475	468
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Symphony at Del Sur), Series 2023-V, 5.00% 5/1/2054 (put 11/1/2026)	695	696
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2028	1,490	1,515
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2030	175	189
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2031	700	768
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2030	1,030	913
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2027	1,230	1,251
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2030	800	865
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2028	3,615	3,744
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	500	518
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-G, AMT, 5.00% 5/15/2028	2,100	2,175
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2029	5,165	5,435
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2027	675	688
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	3,475	3,576
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2029	1,915	2,022
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2030	750	802
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	6,610	7,010
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	1,260	1,373
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	215	230
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2031	1,750	1,892
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	505	554
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	625	637
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2031	2,500	2,756
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2032	1,770	1,971
Madera Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2007, NATL, 0% 8/1/2028	1,680	1,582
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	1,250	1,058
Monrovia Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	1,150	1,047
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	1,800	1,925
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	240	238
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Martha Gardens Apartments), Series 2024-A-2, 3.45% 12/1/2029 (put 12/1/2028)	1,920	1,929
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	625	620
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palmdale Family Apartments), Series 2025-A-1, 2.95% 1/1/2056 (put 1/1/2028)	7,960	7,942
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Paseo Senter II), Series 2026-A-2, 2.90% 8/1/2030 (put 8/1/2028)	1,125	1,120
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	1,690	1,759

3	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	USD1,550	$1,652
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	5,080	5,257
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	2,750	2,753
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (c)	1,755	1,755
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	3,110	3,118
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	5,280	5,131
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2029	7,650	6,954
North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2023-G, AGI, 5.00% 9/1/2028	1,500	1,568
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028 (escrowed to maturity)	30	31
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029	615	644
Peralta Community College Dist., GO Bonds, 2018 Election, Series 2025-C-1, 5.00% 8/1/2026	5,000	5,000
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)	2,000	2,022
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2027	1,550	1,599
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031	1,560	1,562
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2032	7,265	8,065
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2026	500	501
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	1,300	1,388
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2030	340	299
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Green Bonds, Series 2025-J, 5.00% 8/15/2055 (put 10/15/2031)	1,015	1,106
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2027	685	699
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,000	1,004
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028	1,570	1,632
San Diego Unified School Dist., GO Bonds, CAB, Series 2009-1, 0% 7/1/2030 (escrowed to maturity)	1,800	1,598
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027	780	792
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-B-2, 5.00% 5/1/2030	1,000	1,079
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	1,515	1,559
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2022-C, 5.00% 6/15/2027	1,175	1,200
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2029	2,315	2,485
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029	1,150	1,152
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	7,800	7,806
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,500	1,584
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (c)	15,500	16,139
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (c)	3,000	3,265
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2027	800	820
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A-1, 5.00% 6/1/2027	1,605	1,634
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	750	777
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2026	500	500
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030	2,750	2,755
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	500	472
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2032	3,000	3,336
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	1,985	2,063
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2030	1,250	1,346
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2031	5,870	6,462
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2033	1,300	1,454
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	1,085	1,141
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	485	487

American Funds Tax-Exempt Income Funds	4

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	USD1,770	$1,757
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	255	266
Walnut Valley Unified School Dist., GO Bonds, CAB, 2007 Election, Series 2011-B, 0% 8/1/2031	1,030	837
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	230	232
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)	245	253
Wright Elementary School Dist., GO Bonds, CAB, Series 2003-A, NATL, 0% 8/1/2028	320	300
		240,126
Colorado 2.01%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2033	1,180	1,318
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2025-A, AGI, 5.00% 12/1/2031	1,000	1,092
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2027	1,000	1,028
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2029	400	424
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2028	200	209
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2029	200	211
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2031	200	216
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2032	250	271
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2033	250	273
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2034	250	274
City of Colorado Springs, Multi Family Housing Rev. Bonds (Bradley Ridge Apartments Project), Series 2025, 3.15% 12/1/2045 (put 12/1/2029)	2,610	2,575
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027	1,995	2,049
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	4,500	4,690
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2028	125	131
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	1,000	1,039
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2031	1,625	1,682
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029	2,000	2,112
E-470 Public Highway Auth., Rev. Bonds, Series 2026-B, (3-month USD-SOFR x 0.67 + 0.70%) 3.145% 9/1/2039 (put 9/1/2028) (b)	1,235	1,232
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	125	125
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	1,610	1,734
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2026	740	744
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2027	800	818
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2028	1,000	1,036
Housing and Fin. Auth., Multi Family Housing Bonds, Series 2024-B-2, Class I, 3.10% 10/1/2027	5,295	5,302
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Creekside Flats Project), Series 2026, 3.00% 5/1/2048 (put 11/1/2029)	860	846
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	105	105
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	115	115
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	210	211
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	1,585	1,593
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	320	322
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	935	923
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,265	1,246
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	3,300	3,254
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	3,050	3,148
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	1,110	1,195
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	1,630	1,814
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	575	639

5	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Joint School Dists. No. 28J, GO Bonds, Series 2025, 5.50% 12/1/2026	USD1,000	$1,010
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2027	205	208
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029	400	415
		47,629
Connecticut 0.90%
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-B, 5.25% 2/1/2029	1,480	1,561
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-A, 5.00% 8/1/2030	2,000	2,140
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-A, 5.00% 8/1/2031	1,250	1,353
GO Bonds, Series 2021-A, 4.00% 1/15/2028	1,455	1,483
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2028	925	960
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	750	764
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	545	562
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2028	495	513
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	560	582
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2029	1,590	1,666
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2030	440	460
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2030	1,840	1,941
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2031	2,500	2,650
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	1,040	996
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 4.25% 11/15/2043	200	191
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	150	143
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	290	290
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	255	256
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	245	245
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	215	215
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	100	100
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	130	130
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	755	742
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	465	460
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	775	818
		21,221
Delaware 0.10%
GO Bonds, Series 2024-A, 5.00% 5/1/2028	1,375	1,432
GO Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2028	1,005	1,050
		2,482
District of Columbia 1.30%
GO Bonds, Series 2026-A, 5.00% 6/1/2029	2,320	2,461
GO Bonds, Series 2021-D, 5.00% 2/1/2030	700	750
GO Bonds, Series 2024-A, 5.00% 8/1/2030	490	529
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2027	1,760	1,795
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2028	1,185	1,234
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2035	800	802
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	1,590	1,631

American Funds Tax-Exempt Income Funds	6

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	USD695	$712
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Wagner Senior Residences Project), Series 2025-A, 2.95% 9/1/2028	1,500	1,493
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,000	998
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	3,385	3,398
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2031	1,795	1,956
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	1,000	1,003
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2026	1,500	1,505
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2026	2,000	2,007
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,000	1,024
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	490	502
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2028	1,375	1,405
Metropolitan Washington DC Airports Auth., Rev and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2028	1,500	1,560
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)	4,000	3,989
		30,754
Florida 3.50%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-3, 3.625% 10/1/2030	520	520
County of Brevard, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Place Apartments), Series 2025, 3.30% 2/1/2028 (put 2/1/2027)	1,285	1,285
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,535	1,537
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2028	3,430	3,574
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2029	1,750	1,857
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2030	2,500	2,689
Board of Education, Lottery Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2027	3,175	3,180
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2040 (preref. 6/1/2027)	1,200	1,213
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,985	2,007
Florida Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Amberwood Lofts), Series 2026-J, 3.00% 7/1/2044 (put 7/1/2029)	2,385	2,355
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-A, AMT, 5.00% 10/1/2029 (preref. 10/1/2026)	1,000	1,003
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2030 (preref. 10/1/2027)	1,025	1,051
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Everglades Townhomes), Series 2023, 2.80% 2/1/2027	1,000	998
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Lakewood Terrace Apartments), Series 2026, 2.90% 7/1/2043 (put 7/1/2028)	835	828
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	110	110
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	250	251
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	150	148
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	300	300
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	2,975	2,926
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052	510	508
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	870	934
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	380	412
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	825	901
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	355	355
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Brownsville Transit Village V), Series 2024-B, 3.35% 10/1/2027 (put 10/1/2026)	1,235	1,236
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	725	717
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Mariposa Grove), Series 2025-R, 3.15% 1/1/2044 (put 1/1/2029)	3,110	3,102

7	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	USD2,980	$2,954
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	2,010	2,007
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Egret Landing), Series 2025, 3.40% 7/1/2058 (put 7/1/2028)	1,400	1,402
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Village At Lake Forest), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	5,170	5,145
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029	350	369
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	865	915
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	620	605
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Avella North Port), Series 2026, 2.95% 1/1/2060 (put 7/1/2029)	1,975	1,959
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Ekos on Evans), Series 2025, 3.50% 12/1/2042 (put 12/1/2027)	2,850	2,858
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	55	56
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	1,665	1,753
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	1,000	1,076
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Bonita Pointe), Series 2026, FHA, 2.65% 4/1/2029 (put 4/1/2028)	1,095	1,082
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Residences At Palm Court), Series 2025-B, 2.95% 9/1/2029 (put 9/1/2028)	1,490	1,476
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2030	2,670	2,822
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2025, AGI, 5.00% 10/1/2030	5,000	5,330
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2026	500	502
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2028	1,560	1,623
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2033	3,000	3,263
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2031	500	548
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2032	500	553
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (Crestwood Apartments), Series 2026-B, 2.65% 9/1/2043 (put 9/1/2028)	490	484
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	2,605	2,613
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2016-A, 5.00% 7/1/2027	315	316
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-B, 5.00% 7/1/2027	445	455
Dept. of Transportation, Turnpike Rev. Bonds, Series 2025-D, 5.00% 7/1/2028	4,165	4,345
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (c)	265	266
		82,774
Georgia 2.12%
Athens Housing Auth., Multi Family Housing Rev. Bonds, (North Downtown Athens Phase II), Series 2025, 3.23% 6/1/2045 (put 6/1/2029)	2,305	2,304
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2027	430	439
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2028	665	689
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Auburn Square), Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,675	1,674
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Garson Drive Project), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	305	299
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	2,600	2,600
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (Metropolitan Place), Series 2024, 2.99% 10/1/2042 (put 10/1/2027)	5,600	5,577
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	1,050	1,053
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Green Bonds, Series 2026, 5.00% 11/1/2031	2,000	2,196

American Funds Tax-Exempt Income Funds	8

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 1997-1, 1.80% 9/1/2029	USD560	$523
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-01, 2.90% 12/1/2049 (put 8/21/2029)	6,155	6,101
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	945	948
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	875	877
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	1,050	1,051
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Villas at Friendly Heights Project), Series 2026, 2.95% 8/1/2029 (put 8/1/2028)	640	639
County of Fayette, Dev. Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2026	440	441
County of Fayette, Dev. Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2027	670	682
GO Rev. Ref. Bonds, Series 2016-E, 5.00% 12/1/2027	750	756
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	1,245	1,246
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	505	516
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,500	1,566
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,250	1,261
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (c)	3,250	3,250
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	1,145	1,204
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	4,695	4,976
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 1/1/2027	270	271
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2030	300	319
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2027	220	222
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2029	500	528
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2030	500	536
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2031	500	542
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2027	200	201
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	2,000	2,011
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2028	1,285	1,326
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2028	400	414
Savannah Econ. Dev. Auth., Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	925	919
		50,157
Guam 0.04%
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028	1,000	1,030
Hawaii 0.20%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	1,000	1,036
GO Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2028	2,080	2,088
Highway Rev. Bonds, Series 2026-A, 5.00% 1/1/2031	1,500	1,630
		4,754
Idaho 0.20%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2027	200	203
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2028	260	268
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029	165	173
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	280	286
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	275	277
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	2,195	2,389
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2026-A, 6.00% 1/1/2057	1,135	1,255
		4,851

9	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 3.17%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	USD1,950	$1,994
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2027	4,500	4,538
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	4,045	4,161
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2031	1,110	1,184
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2029	1,225	1,296
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2030	1,885	2,006
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2029	2,575	2,727
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2030	1,005	1,076
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2030	3,570	3,824
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2031	1,455	1,583
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, NATL, 6.00% 7/1/2029	770	812
County of Cook, GO Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2029	3,005	3,189
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2028	1,000	1,047
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2029	270	280
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2031	190	200
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	470	455
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	1,900	1,913
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	1,285	1,286
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2030	6,250	6,589
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 1/1/2030	1,210	1,292
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,685	4,690
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)	1,370	1,387
GO Bonds, Series 2025-C, 5.25% 9/1/2032	3,000	3,297
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2023, 2.80% 8/1/2028 (put 4/1/2028)	345	343
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028)	680	675
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	610	610
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Walden Oaks), Series 2024, 5.00% 10/1/2027 (put 10/1/2026)	1,450	1,454
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	1,175	1,182
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 4.00% 10/1/2049	140	141
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	105	106
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	985	986
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	2,485	2,446
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053	1,990	2,100
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	460	492
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	3,000	2,516
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	2,470	2,478
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027	470	475
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2027	100	102
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	675	676
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	2,500	2,558
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 1/1/2027	1,000	1,009

American Funds Tax-Exempt Income Funds	10

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	USD1,930	$2,020
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	1,275	1,279
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2029	600	630
		75,104
Indiana 1.64%
Fin. Auth., Highway Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2030 (preref. 12/1/2027)	1,135	1,170
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2028	1,665	1,743
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2029	3,000	3,185
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2027	330	334
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	425	440
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2/1/2030	1,385	1,456
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025-A, 2.90% 3/1/2029 (put 3/1/2028)	1,780	1,771
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 7/1/2048	690	692
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 7/1/2048	550	553
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	105	105
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	335	331
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	1,285	1,258
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	285	294
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	1,450	1,526
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2027	1,500	1,515
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2028	1,350	1,378
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2028	255	260
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2029	1,225	1,258
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2029	340	349
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	340	351
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	205	192
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2028	3,110	3,188
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029	2,290	2,388
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028	300	301
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028	4,000	4,014
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2028	700	720
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	4,000	4,087
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	1,000	1,022
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	2,910	2,907
		38,788
Iowa 1.05%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	155	154
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2029	575	594
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	18,345	18,372
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2026	600	604
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2027	1,000	1,025
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	435	451
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2028	585	607
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2030	720	762

11	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2031	USD725	$764
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2032	725	763
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	845	825
		24,921
Kansas 0.20%
Dev. Fin. Auth., Multi Family Rev. Bonds (Emerald Apartments), Series 2026-C, 3.10% 9/1/2028 (put 9/1/2027)	750	750
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	2,375	2,366
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	1,640	1,637
		4,753
Kentucky 2.49%
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Co. Project), Series 2004-A, AMT, 1.75% 10/1/2034 (put 9/1/2026)	2,000	1,996
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Co. Project), Series 2016-A, 1.55% 9/1/2042 (put 9/1/2026)	2,000	1,997
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2028	125	117
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2032	1,530	1,567
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	1,920	1,903
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	2,030	2,033
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	3,000	3,007
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	480	526
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	280	302
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2026-A, 5.00% 10/1/2029	4,120	4,347
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	2,000	2,007
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2026-B, 5.00% 9/1/2028	1,330	1,382
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2027	300	307
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2028	160	167
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2029	340	359
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2030	320	342
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-2, (USD-SOFR x 0.67 + 1.20%) 3.645% 8/1/2052 (put 8/1/2030) (b)	570	573
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	4,305	4,328
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	5,865	6,079
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	625	644
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030	525	544
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	1,615	1,706
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	8,015	8,351
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	4,465	4,696
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2028	4,350	4,504
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2029	3,000	3,165
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	1,975	1,923
		58,872
Louisiana 1.20%
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	3,000	2,869
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Phase II Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	2,200	2,227
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	1,085	1,085
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,375	1,375

American Funds Tax-Exempt Income Funds	12

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	USD1,445	$1,446
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	6,010	5,952
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	540	577
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2027	400	404
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2029	700	733
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2024, BAM, 5.00% 2/1/2030	925	984
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	475	507
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2034	4,000	4,037
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	4,690	4,660
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2/1/2027	1,500	1,512
		28,368
Maine 0.26%
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2032	1,170	1,214
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 11/15/2051	2,135	2,107
Housing Auth., Mortgage Purchase Bonds, Series 2026-C, 6.25% 11/15/2056	2,615	2,898
		6,219
Maryland 1.65%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	1,020	1,030
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048	435	438
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	350	349
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	385	385
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	2,245	2,228
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	2,175	2,149
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 3.00% 9/1/2051	700	693
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	2,472	2,432
GO Bonds, State and Local Facs. Loan of 2017, Series 2017-A-2, 5.00% 8/1/2028	1,535	1,570
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	1,000	1,125
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-A-1, 5.00% 6/1/2029	325	345
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2029	650	692
County of Harford, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 10/1/2027	5,370	5,519
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2032	1,115	1,148
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2042	1,500	1,455
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	685	685
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	945	946
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 8/1/2028	3,830	4,006
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2018-A, 5.00% 7/15/2029	585	610
County of Prince George, GO Consolidated Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2028	5,830	6,095

13	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Dept. of Transportation, Consolidated Transportation Bonds, Series 2019, 5.00% 10/1/2026	USD635	$637
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2029	1,300	1,386
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2029	2,855	3,048
		38,971
Massachusetts 1.42%
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2027	500	506
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2027	500	506
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2022, 5.00% 2/1/2027	750	759
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-B-2, 5.00% 10/1/2042 (put 10/1/2031)	2,125	2,315
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2028	9,335	9,673
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2031	9,105	9,912
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	1,085	1,207
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	50	50
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	145	118
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	2,490	2,413
Housing Fin. Agcy., Housing Green Bonds, Series 2022-D-3, FHA, 3.35% 6/1/2027	1,710	1,710
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	555	546
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	215	222
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2026-D, 5.00% 8/1/2029	3,500	3,729
		33,666
Michigan 2.00%
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	215	224
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2029	1,000	1,051
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,140	1,200
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2031	1,425	1,527
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2032	1,150	1,239
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2033	1,000	1,081
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	2,045	2,052
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	5,310	5,360
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Kalamazoo Community Courtyard Project), Series 2025, 5.00% 12/1/2027 (put 12/1/2026)	2,000	2,012
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	7,070	7,070
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	3,000	2,974
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Trumbull Apartments Project), Series 2026, 4.00% 10/1/2029 (put 10/1/2028)	700	711
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	270	270
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	735	736
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	1,140	1,146
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	1,540	1,535
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,810	1,784
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	1,800	1,863
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	3,855	4,041
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	1,835	1,987
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	6,780	7,400
		47,263
Minnesota 1.17%
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	500	523
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	45	45
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	70	70
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	85	85
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049	1,000	1,009
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	610	608
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050	500	498

American Funds Tax-Exempt Income Funds	14

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	USD1,955	$1,931
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	340	335
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	2,760	2,714
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	2,385	2,342
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,695	1,670
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	3,215	3,145
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	705	744
City of Rochester, Multi Family Housing Rev. Bonds (The Commons at Bear Creek), Series 2026, 2.95% 1/1/2060 (put 2/1/2029)	2,390	2,379
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2028	3,475	3,632
Various Purpose GO Bonds, Series 2025-D, 5.00% 8/1/2028	3,735	3,904
County of Washington, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Red Rock Manor Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	2,125	2,125
		27,759
Missouri 1.19%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	900	975
Highways and Transportation Commission, State Road Bonds (State Appropriations Mega Projects), Series 2025-A, 5.00% 5/1/2027	805	819
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	185	185
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	500	502
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	1,145	1,140
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	385	383
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-D, 3.25% 5/1/2051	2,085	2,064
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	595	584
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	2,415	2,374
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	570	562
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	895	990
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	2,390	2,577
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	590	639
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	2,790	3,028
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	5,845	6,464
Kansas City Area Transportation Auth., Multi Family Housing Rev. Bonds (Mabion Fac.), Series 2024-A, 3.05% 10/1/2045 (put 10/1/2027)	4,215	4,215
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	620	620
		28,121
Montana 0.39%
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	4,355	4,367
Board of Housing, Multi Family Housing Rev. Bonds (Franklin School Apartments Project), Series 2025-A, 3.625% 10/1/2028 (put 10/1/2026)	1,000	1,000
Board of Housing, Multi Family Housing Rev. Bonds (Hidden Creek 4 Project), Series 2026, 3.05% 11/1/2046 (put 5/1/2029)	685	679
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	1,084	1,106
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	20	20

15	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Montana (continued)
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	USD280	$281
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	445	441
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	385	387
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	190	187
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	820	809
		9,277
Nebraska 0.26%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040	25	25
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	30	30
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	150	150
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	1,555	1,562
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,105	1,106
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	245	242
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	3,020	2,971
		6,086
Nevada 0.13%
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	745	758
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.00% 7/1/2056 (put 7/1/2029)	165	165
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	570	567
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	300	304
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2029	1,210	1,283
		3,077
New Hampshire 0.58%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 5.00% 11/1/2029	750	777
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	285	281
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	345	351
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2025-E, 6.25% 7/1/2056	3,285	3,654
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds (Social Bonds), Series 2026-E, 6.50% 7/1/2056	2,310	2,626
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	300	318
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	2,160	2,301
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2031	660	701
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2032	2,500	2,671
		13,680
New Jersey 2.18%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2031 (preref. 6/15/2027)	1,670	1,703
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028	3,150	3,264
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)	2,325	2,222
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	1,130	1,145
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	4,735	4,792
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	1,460	1,476
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	310	298
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	4,180	4,139

American Funds Tax-Exempt Income Funds	16

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	USD75	$75
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2031	1,000	1,062
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2032	2,500	2,448
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	55	55
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	805	779
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, 5.00% 12/1/2026	1,025	1,032
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 12/1/2027	1,275	1,304
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	2,440	2,496
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,500	1,375
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	1,360	1,314
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	4,730	4,522
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	2,355	2,302
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	1,245	1,259
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	210	213
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	750	747
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	885	937
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	1,245	1,282
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	490	524
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2032	2,070	2,151
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	1,640	1,522
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	2,720	2,769
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	2,185	2,333
		51,540
New Mexico 0.28%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	415	374
GO Bonds (Capital Projects), Series 2025, 5.00% 3/1/2027 (escrowed to maturity)	2,225	2,256
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	80	80
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048	160	159
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	355	356
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	200	200
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	2,415	2,529
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	755	802
		6,756
New York 9.09%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)	1,565	1,588
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)	1,485	1,506
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2028	2,700	2,802
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2027 (escrowed to maturity)	1,065	1,082
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2032	2,470	2,728
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2026-A, 5.00% 6/15/2028	1,200	1,254
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	1,895	1,883
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	3,380	3,313
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	1,525	1,525
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.20% 5/1/2065 (put 11/1/2030)	5,335	5,240
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 0.95% 11/15/2027	3,645	3,491
Long Island Power Auth., Electric System General Rev. Bonds, Series 2026-B, 5.00% 9/1/2031	2,400	2,623
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,000	1,059
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,490	3,616
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	1,520	1,546
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 1.95% 4/1/2027	1,750	1,733
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	115	115
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	2,975	2,931
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	965	969

17	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	USD690	$679
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	85	85
New York City GO Bonds, Fiscal 2018, Series 2018-1, 5.00% 8/1/2031	1,560	1,588
New York City GO Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 8/1/2027	1,000	1,022
New York City GO Bonds, Fiscal 2022, Series 2022-C, 5.00% 8/1/2031	490	529
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 8/1/2033	15	16
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2027	2,260	2,310
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2028	600	626
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2030	665	712
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2029	5,830	6,169
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2030	1,150	1,224
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2031	1,700	1,836
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2032	5,570	6,063
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2032	4,000	4,360
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)	4,185	4,221
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	6,185	6,197
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-E-2, 3.125% 11/1/2065 (put 7/1/2030)	2,330	2,291
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	5,000	4,968
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063	1,830	1,841
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-A-2, 3.25% 11/1/2064 (put 7/1/2029)	4,230	4,218
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	4,505	4,534
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	110	111
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2032	1,470	1,490
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 11/1/2027	775	798
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2027	800	824
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2028	4,300	4,512
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2030	1,630	1,751
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2030	1,500	1,625
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G, 5.00% 11/1/2030	4,165	4,511
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2030	1,100	1,191
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2031	6,500	7,109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-H1, 5.00% 11/1/2031	1,400	1,531
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	5,980	6,159
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	870	901
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	2,280	2,393
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2028	1,335	1,401
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2029	835	881
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2029	1,650	1,761
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 5/1/2030	2,330	2,503
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2033	5,000	5,521
New York City Trust for Cultural Resources, Rev. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2026-A, 5.00% 12/1/2030	5,000	5,405
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2027	3,705	3,798
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,079
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028	4,455	4,585
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2028	1,920	1,986
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2027 (escrowed to maturity)	2,000	2,030
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2028	12,730	13,337
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	5,510	5,715
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	1,000	1,049
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2030	1,000	1,085

American Funds Tax-Exempt Income Funds	18

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2031	USD1,500	$1,647
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	12,455	12,875
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 2/1/2029	5,000	5,267
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2022-E-1, 5.00% 11/15/2027	4,950	5,068
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2031	1,600	1,762
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2030	625	675
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2031	900	985
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2032	800	885
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2027	1,500	1,522
		215,221
North Carolina 2.40%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2027	500	509
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028	500	518
City of Charlotte, GO Rev. Ref. Bonds, Series 2025-B, 5.00% 7/1/2027	2,465	2,519
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	2,215	2,215
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	1,090	1,099
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	1,395	1,408
Gastonia Housing Auth. Multi Family Housing Rev. Bonds (Stonecroft Village), Series 2024-B, 3.50% 5/1/2028 (put 5/1/2027)	2,024	2,031
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2028	2,250	2,348
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2029	4,000	4,250
GO School Bonds, Series 2023, 5.00% 9/1/2029	500	534
GO School Bonds, Series 2023, 5.00% 9/1/2030	520	564
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	145	143
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	745	729
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	530	533
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	3,235	3,190
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	1,595	1,685
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	305	323
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	1,685	1,790
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	875	938
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	810	889
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	865	935
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	750	840
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	280	281
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	475	477
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,445	1,454
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	945	931
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)	1,000	1,031
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)	2,680	2,694
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	1,915	1,922
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	3,110	3,165
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	2,670	2,778
County of Mecklenburg, Limited Obligation Bonds, Series 2025, 5.00% 2/1/2030	1,615	1,732
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	3,490	3,503

19	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Tyron Flats), Series 2025, 2.95% 9/1/2059 (put 3/1/2029)	USD3,790	$3,773
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2028	1,000	1,001
City of Wilmington Housing Auth., Multi Family Housing Rev. Bonds (Avenue Flats), Series 2025, 2.95% 5/1/2044 (put 5/1/2028)	2,030	2,026
		56,758
North Dakota 0.96%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	6,290	6,283
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	240	239
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047	315	315
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	145	145
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	345	345
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,880	1,884
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049	1,380	1,386
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	140	141
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	415	419
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	220	220
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	765	756
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	370	365
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,310	1,281
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-A, 4.00% 1/1/2053	3,265	3,293
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	1,355	1,427
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	755	798
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	400	428
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,420	2,658
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	260	284
		22,667
Ohio 3.19%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	1,695	1,702
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	1,965	1,974
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	1,005
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	3,220	3,242
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2046 (preref. 11/15/2026)	2,530	2,545
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028 (escrowed to maturity)	460	479
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Barthman Family Homes Project), Series 2026, 2.95% 7/1/2066 (put 1/1/2029)	1,670	1,664
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Castle Creek Apartments), Series 2026, 3.20% 6/1/2044 (put 6/1/2029)	540	538
GO Infrastructure Improvement Bonds, Series 2026-A, 5.00% 3/1/2029	1,880	1,989
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2022-B, 4.00% 3/1/2027	1,000	1,008
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2/1/2030	170	182
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023, 4.00% 7/1/2029	515	524
Higher Education GO Rev. Ref. Bonds, Series 2025-B, 5.00% 11/1/2028	2,575	2,707
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2029	16,200	16,996
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2032	3,905	4,240
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,755	1,769
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2031	4,125	4,392
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	2,350	2,351
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Community Pendleton Project), Series 2025, 3.40% 7/1/2042 (put 2/1/2028)	1,300	1,302
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Seton Square Portsmouth Apartments Project), Series 2025-A, 5.00% 10/1/2028 (put 10/1/2027)	3,140	3,208

American Funds Tax-Exempt Income Funds	20

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (The Scarborough), Series 2026-B, 2.75% 10/1/2029 (put 10/1/2028)	USD645	$637
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	185	185
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	85	85
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047	70	70
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	740	740
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	985	992
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	1,240	1,240
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051	1,900	1,878
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	1,080	1,064
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	4,290	4,811
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	1,025	1,139
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2027	575	589
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029	175	184
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	3,780	3,827
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2028	500	518
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2026	450	454
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2029	245	260
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2032	1,750	1,941
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2017-A, 5.00% 6/1/2028	250	255
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2023-C, 5.00% 6/1/2028	725	757
		75,443
Oklahoma 0.47%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052	2,195	2,258
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053	895	959
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	910	987
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	735	805
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-C, 6.00% 3/1/2056	1,805	1,965
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	1,925	2,128
Tulsa County Independent School Dist. No. 1, Combined Purpose GO Bonds, Series 2021-B, 2.00% 9/1/2026	2,000	1,998
		11,100
Oregon 0.87%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2029	2,735	2,894
GO Bonds, Series 2026, 5.00% 6/1/2028	905	943
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2027	776	790
GO Bonds (Article XI-Q State Projects), Series 2025-K, 5.00% 11/1/2027	2,770	2,850
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	110	110
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	1,610	1,573
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	1,090	1,126
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	530	563

21	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2030	USD1,500	$1,620
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2029	1,560	1,660
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	870	869
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	520	520
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	535	587
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031	4,000	4,294
Dept. of Transportation, Highway User Tax Rev. Bonds, Series 2026-A, 5.00% 11/15/2028	155	163
		20,562
Pennsylvania 3.79%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2034	240	251
Central Dauphin School Dist., GO Bonds, Series 2016, 5.00% 2/1/2027 (preref. 8/1/2026)	995	995
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)	5,000	4,959
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 3.250% 8/1/2038 (put 8/2/2027)	10,000	10,002
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 3.25% 6/1/2041 (put 7/1/2027)	9,920	9,901
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	2,000	2,014
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	17,500	17,520
County of Erie, Erie City Water Auth., Water Rev. Bonds, Series 2016, 5.00% 12/1/2043 (preref. 12/1/2026)	1,200	1,209
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2027	525	531
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030	400	417
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030	3,055	3,188
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2030	2,550	2,660
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2031	1,275	1,338
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	1,670	1,753
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	190	170
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	546	523
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	120	116
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	1,220	1,177
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039	95	95
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	55	55
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	20	20
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	485	485
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,630	1,610
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051	50	50
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	425	422
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	1,135	1,095
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	355	366
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	4,620	4,856
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,000	1,990
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	3,335	3,319
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Walnut Park Plaza), Series 2026-B, 3.00% 2/1/2030 (put 2/1/2029)	1,425	1,420
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	1,515	1,538
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2030	800	855
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2031	780	845
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2028	1,265	1,318
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2026	1,000	1,002
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2027	600	613
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2028	365	380
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2029	1,080	1,142

American Funds Tax-Exempt Income Funds	22

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2026	USD400	$403
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	1,000	1,030
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.00% 12/1/2028	1,100	1,155
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.00% 12/1/2029	1,210	1,292
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2031	1,250	1,368
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2027	515	531
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2024-1, 5.00% 12/1/2028	510	536
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	1,220	1,333
		89,848
Puerto Rico 0.05%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2028	1,140	1,169
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	45	38
		1,207
Rhode Island 0.38%
Health and Educational Building Corp., Higher Education Facs. Rev. Bonds (Brown University Issue), Series 2019-A, 5.00% 9/1/2029	1,085	1,153
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	190	191
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	2,505	2,475
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	1,205	1,291
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	1,215	1,215
Rhode Island Infrastructure Bank, State Revolving Fund Rev. Bonds (Master Trust), Series 2026-B, 5.00% 10/1/2028	560	588
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	1,575	1,534
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	320	308
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	215	206
		8,961
South Carolina 0.45%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	160	161
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	630	635
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	345	341
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052	690	686
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	520	525
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	2,365	2,453
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	1,000	1,000
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Poplar Square Apartments Project), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	1,125	1,139
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	230	245
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2031	1,360	1,361
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2033	710	710
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2028	1,210	1,268
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029	85	90
		10,614
South Dakota 0.49%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	40	40
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	65	65
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	530	534
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	1,190	1,174
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	1,335	1,372
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	1,095	1,172
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	4,895	5,261
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	1,930	2,124
		11,742

23	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee 1.80%
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Associates Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	USD6,495	$6,491
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Eastpoint Flats), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	750	735
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Trinity Flats Apartments), Series 2024-B, 3.65% 10/1/2046 (put 7/1/2028)	1,040	1,045
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2032	5,525	5,961
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042	640	642
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	395	395
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	105	105
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	135	135
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	95	95
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	400	412
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-1-A, 5.50% 1/1/2054	6,545	6,868
Knoxville Community Dev. Corp., Multi Family Housing Bonds (The Peter Apartments), Series 2025, 3.15% 5/1/2046 (put 5/1/2029)	4,000	3,986
Knoxville Community Dev. Corp., Multi Family Housing Rev. Bonds (525 Flats), Series 2024, 2.70% 12/1/2064 (put 6/1/2029)	720	706
City of Memphis, Health, Educational and Housing Fac. Board, Multi Family Housing Bonds (Surrey Apartments Project), Series 2026, 2.75% 4/1/2029 (put 4/1/2028)	2,175	2,159
City of Memphis, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Borda Towers and Venson Center), Series 2022, 2.90% 7/1/2027	1,925	1,921
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	1,150	1,145
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028	1,275	1,320
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2029	1,915	2,010
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-B, AMT, 5.00% 7/1/2029	775	815
Metropolitan Nashville Airport Auth., Subordinate Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,500	1,580
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	4,070	4,089
		42,615
Texas 12.49%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	1,150	1,153
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	2,065	2,091
Alvardo Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052 (put 8/15/2028)	1,475	1,504
Alvin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2028	2,000	2,072
Alvin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2029	2,775	2,929
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2029	750	792
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2026	110	110
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2034	1,300	1,395
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2026	500	500
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2027	560	573
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2026	440	442
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	330	337
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	235	240
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2026	2,820	2,834
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2027	2,000	2,046
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2027	1,425	1,458
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	385	401
Bexar Management and Dev. Corp., Multi Family Housing Rev. Bonds (Miller’s Pond Apartments), Series 2026, FHA, 2.65% 3/1/2029 (put 3/1/2028)	455	450
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2027	1,200	1,213

American Funds Tax-Exempt Income Funds	24

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Boerne Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054 (put 2/1/2028)	USD1,040	$1,056
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2027	750	756
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2028	1,400	1,428
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 5.00% 4/1/2030	1,800	1,864
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	2,145	2,103
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	7,000	7,088
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2027	1,650	1,687
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026	410	410
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027	200	205
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028	40	42
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2026	600	600
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2027	1,400	1,431
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2029	1,325	1,393
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2030	2,270	2,411
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	750	769
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	3,725	3,769
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	1,080	1,094
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2029	1,000	1,062
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2031	910	978
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	2,900	2,893
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/15/2030)	6,225	6,577
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, FHA, 5.00% 8/1/2027 (put 8/1/2026)	480	480
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2026	335	335
County of Denton, Permanent Improvement Rev. Ref. Bonds, Series 2026, 5.00% 7/15/2028	1,110	1,159
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	2,275	2,328
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2027	1,650	1,689
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2048 (preref. 8/15/2029)	680	702
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2029	2,500	2,653
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2027	330	334
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027	1,000	1,012
County of Fort Bend, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Park at Fort Bend), Series 2026, 3.05% 7/1/2044 (put 2/1/2030)	4,915	4,857
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	3,090	3,090
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 1999, 0% 8/15/2027	1,000	969
City of Georgetown, Utility System Rev. Bonds, Series 2022, AGI, 5.00% 8/15/2026	1,000	1,001
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2027	500	506
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2028	500	518
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030	560	560
Goose Creek Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2028	575	594
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2027	1,125	1,139
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)	810	809
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2052 (put 4/1/2028)	2,060	2,114
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,850	2,043
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2030	3,665	3,940
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.00% 9/15/2030	2,655	2,854

25	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2026	USD775	$778
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2027	900	924
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2030	1,320	1,416
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2026-A, 5.00% 7/1/2031	7,855	8,489
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2024-B, 5.00% 7/1/2033	3,000	3,288
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	2,250	2,387
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	1,455	1,444
HHA Fountanview PFC, Multi Family Housing Rev. Notes (Idlewilde Apartments), Series 2026, 2.75% 4/1/2043 (put 10/1/2028)	2,125	2,105
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	2,625	2,625
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,575	1,550
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	2,700	2,887
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	2,855	3,032
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	2,460	2,715
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	1,440	1,450
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051	460	458
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	4,930	4,837
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	1,460	1,579
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	770	835
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	905	904
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2027	1,000	1,018
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	2,625	2,720
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2026	290	292
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Bonds, CAB, Series 2001-B, AMBAC, 0% 9/1/2027	940	909
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2026	320	320
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	6,905	7,159
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	1,345	1,362
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029	760	801
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2029	500	530
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2028	2,000	2,069
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	1,500	1,500
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2034	1,000	1,114
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029	345	363
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	4,250	4,303
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2026	800	799
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2027	780	794
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2028	1,250	1,299
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2029	1,250	1,317
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,600	1,645
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, 5.00% 4/15/2029	795	838
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2030	1,000	1,071
Lubbock Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Ella Apartments), Series 2026, 2.80% 3/1/2029 (put 3/1/2028)	300	298
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2029	760	808
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	290	289
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	2,000	2,013
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	2,345	2,372
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	1,000	1,007
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	7,040	7,388
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2032	1,600	1,663
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027	985	997

American Funds Tax-Exempt Income Funds	26

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	USD1,000	$1,012
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028	525	543
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2028	500	518
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2029	375	396
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	950	956
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	475	457
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2029	1,000	1,063
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	700	708
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	3,515	3,486
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027	90	91
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2028	550	569
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	200	211
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	4,110	4,076
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	5,770	5,689
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	6,325	6,293
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)	1,000	995
San Marcos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2026	1,740	1,741
Sinton Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/15/2047 (put 8/15/2027)	3,775	3,852
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2027	860	870
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 8/15/2029	420	446
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2028	1,085	1,137
Tarrant County Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	450	459
Tarrant County Housing Fin. Corp., Multi Family Housing Rev. Notes (Wildwood Branch), Series 2025, 3.60% 2/1/2043 (put 2/1/2028)	3,125	3,142
Tarrant Regional Water Dist., Water Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 3/1/2032	7,650	8,384
Tarrant Regional Water Dist., Water Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 3/1/2033	2,000	2,211
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2032	225	233
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	1,300	1,259
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2028	3,360	3,499
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2029	1,725	1,824
THF Public Fac. Corp., Multi Family Housing Rev. Bonds (Covington Acres), Series 2025, 3.34% 2/1/2044 (put 2/1/2029)	2,085	2,091
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.50% 11/15/2028	265	282
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.00% 11/15/2029	280	301
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.50% 11/15/2030	290	322
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2027	1,050	1,062
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2028	1,360	1,425
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2025, 5.00% 10/1/2029	1,135	1,209
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	3,370	3,261
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2031	5,000	5,419
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2032	15,000	16,441
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2029	675	712
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2016-B, 2.00% 7/1/2028	1,250	1,223
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2019-B, 5.00% 8/15/2029	1,050	1,116
Victory Street Public Facs. Corp., Multi Family Housing Rev. Notes (Independence Heights II), Series 2025, 3.15% 1/1/2047 (put 7/1/2029)	5,660	5,633
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	1,500	1,673

27	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2037	USD2,480	$2,715
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2028	230	241
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030	780	814
Willis Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	3,030	3,068
		295,731
Utah 0.79%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.00% 8/1/2029	500	532
Housing Corp., Multi Family Housing Rev. Bonds (Daybreak Affordable Phase II Apartments), Series 2026, 3.00% 1/1/2045 (put 7/1/2030)	3,850	3,781
Housing Corp., Multi Family Housing Rev. Bonds (Flats at Folsom), Series 2026, 3.05% 7/1/2044 (put 1/1/2030)	1,025	1,008
Housing Corp., Multi Family Housing Rev. Bonds (Hive on 11th), Series 2026, 3.00% 8/1/2044 (put 2/1/2030)	690	677
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	2,435	2,407
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1881), Series 2026, 2.65% 3/1/2045 (put 3/1/2029)	385	379
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	190	203
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	320	346
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	470	512
Housing Corp., Single Family Mortgage Bonds, Series 2026-D, 6.25% 7/1/2056	3,455	3,867
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027	830	845
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,000	1,036
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029	800	812
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029	1,500	1,572
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2027	320	326
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029	130	137
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2030	305	327
		18,767
Vermont 0.07%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 11/1/2044	35	35
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	120	120
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2033	700	737
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2034	700	733
		1,625
Virginia 1.57%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	575	564
County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2027	5,725	5,889
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,130	1,129
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Goodwill Glebe Road Redev.), Series 2025, 2.95% 9/1/2049 (put 9/1/2029)	2,125	2,097
Commonwealth Transportation Board, Transportation Capital Projects Rev. Ref. Bonds, Series 2026, 5.00% 5/15/2033	3,605	3,998
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	1,885	1,916
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	4,400	4,344
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2027	850	853
City of Norfolk, GO Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)	1,000	1,046
Port Auth., Commonwealth Port Fund Rev. Bonds, Series 2020-B, AMT, 5.00% 7/1/2028	1,615	1,669

American Funds Tax-Exempt Income Funds	28

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of Prince William, Industrial Dev. Auth., Prince William County Facs. Rev. Bonds (County Facs. Projects), Series 2025-A, 5.00% 10/1/2027	USD2,070	$2,127
Rector and Visitors of the University of Virginia, Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 4/1/2039	3,000	3,032
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	235
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	610	615
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	800	803
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	7,000	6,950
		37,267
Washington 1.50%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2028	65	68
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2030	1,250	1,347
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2025-A, 5.00% 7/1/2028	2,000	2,087
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2026-A, 5.00% 7/1/2031	1,895	2,066
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	11,050	11,762
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	810	818
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	485	487
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	135	136
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050	695	699
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	420	411
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	500	518
Issaquah School Dist. No. 411, Unlimited Tax GO Rev. Ref. Bonds, Series 2026, 4.00% 12/1/2030	3,000	3,111
Northshore School Dist., Unlimited Tax GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2029	400	427
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2027	595	609
Port of Seattle, Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	1,000	1,001
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2029	4,750	4,998
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042	1,810	1,710
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	1,020	1,107
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2037	730	794
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2030	1,335	1,439
		35,595
West Virginia 0.06%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 3.75% 4/1/2036 (put 6/13/2030)	600	596
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Highlawn Place), Series 2026, 2.875% 11/1/2028 (put 2/1/2028)	755	751
		1,347
Wisconsin 1.22%
Germantown School Dist., GO School Building and Improvement Bonds, Series 2017-A, 3.00% 4/1/2030 (preref. 4/1/2027)	1,395	1,399
GO Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2027	1,000	1,018
GO Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,050	1,069
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2028	3,630	3,778
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2029	8,000	8,469
GO Rev. Ref. Bonds, Series 2020-1, 5.00% 5/1/2030	1,000	1,075
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	1,500	1,653
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	155	172
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	505	505
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	45	45
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	140	140
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 4.00% 3/1/2050	430	432

29	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	USD1,060	$1,055
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	1,130	1,110
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	445	438
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	1,530	1,648
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-D, 6.00% 3/1/2057	3,490	3,834
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2023-E, 3.875% 11/1/2054 (put 5/1/2027)	195	195
Housing and Econ. Dev. Auth., Multi Family Housing Bonds (The Franklin Project), Series 2026-G, 2.90% 1/1/2057 (put 8/1/2029)	750	745
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health Obligated Group), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)	140	145
		28,925
Wyoming 0.22%
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050	2,375	2,331
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	275	273
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	395	398
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	620	650
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	300	322
Community Dev. Auth., Housing Rev. Bonds, Series 2026-1, 6.25% 12/1/2056	1,105	1,226
		5,200
Total bonds, notes & other debt instruments (cost: $2,153,884,000)		2,145,585
Short-term securities 9.39%
Municipals 9.39%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (b)(c)	1,980	1,980
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (b)	5,700	5,700
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (b)	1,400	1,400
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.95% 2/1/2048 (b)	4,945	4,945
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.95% 2/1/2048 (b)	2,425	2,425
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	2,870	2,931
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 2.95% 7/1/2041 (put 10/1/2026) (d)	8,000	7,993
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026) (d)	3,395	3,394
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (c)(d)	1,545	1,545
State of District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.20% 9/1/2040 (put 12/1/2026) (d)	900	900
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	2,000	2,011
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (b)	900	900
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	2,000	2,023
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (b)	2,200	2,200
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (b)	4,000	4,000
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (d)	3,125	3,129
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (b)	3,000	3,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 2.95% 2/15/2041 (b)	2,400	2,400

American Funds Tax-Exempt Income Funds	30

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (b)	USD7,900	$7,900
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.95% 8/1/2035 (b)	11,000	11,000
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (b)	2,000	2,000
State of Massachusetts, Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2027	2,195	2,222
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.90% 4/1/2042 (b)	3,700	3,700
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	4,235	4,235
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 2.95% 12/1/2030 (b)	7,300	7,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.95% 12/1/2030 (b)	4,100	4,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2009-D, 2.95% 12/1/2030 (b)	2,100	2,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.15% 12/1/2030 (b)	3,400	3,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.95% 11/1/2035 (b)	8,300	8,300
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (b)	1,945	1,945
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 3.25% 8/1/2038 (put 7/1/2027) (d)	2,750	2,746
State of New Mexico, Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-G-3, Class I, 3.00% 9/1/2057 (put 12/1/2026) (d)	1,430	1,430
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 2.95% 11/15/2050 (b)	10,000	10,000
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.95% 3/1/2042 (b)	3,500	3,500
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-2, 3.05% 4/1/2042 (b)	195	195
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 3.05% 2/1/2056 (b)	5,000	5,000
State of New York, New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2026-I, AMT, 2.70% 5/1/2056 (put 12/1/2026) (d)	2,030	2,027
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (b)	2,650	2,650
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 3.05% 2/1/2045 (b)	6,800	6,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (b)	10,790	10,790
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (b)	1,990	1,990
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (b)	6,000	6,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (b)	2,100	2,100
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 2.95% 4/1/2034 (put 10/15/2026) (d)	2,920	2,920
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 4/1/2049 (put 10/15/2026) (d)	2,890	2,890
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Skyline Heights), Series 2026, 2.85% 6/1/2056 (put 7/1/2027) (d)	695	693
State of Texas, Affordable Housing Corp., Multi Family Housing Rev. Bonds (La Vista De Lopez Apartments), Series 2023, 2.80% 2/1/2027	245	245
State of Texas, Grapevine-Colleyville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	4,615	4,619
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (b)	10,000	10,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (b)	2,500	2,500
State of Texas, Mesquite Independent School Dist., Unlimited Tax Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	565	565

31	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023-A, AMT, 4.25% 6/1/2048 (put 7/1/2027) (d)	USD11,335	$11,398
State of Texas, Northwest Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2027	4,430	4,487
State of Texas, San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2026	3,845	3,848
State of Texas, Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	1,165	1,166
State of Virginia, County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2026	6,030	6,059
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (b)	4,700	4,700
		222,396
Total short-term securities (cost: $222,353,000)		222,396
Total investment securities 100.01% (cost: $2,376,237,000)		2,367,981
Other assets less liabilities (0.01%)		(294)
Net assets 100.00%		$2,367,687
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	304	10/5/2026	USD62,505	$(64)

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,200,000, which represented
1.19% of the net assets of the fund.

(d)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	32

Limited Term Tax-Exempt Bond Fund of America®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 92.54%	Principal amount (000)	Value (000)
Alabama 7.10%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-G, 5.00% 6/1/2031	USD24,000	$25,060
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	2,295	2,375
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	10,155	10,634
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	12,245	12,682
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	18,360	18,447
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	25,460	26,263
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	18,700	19,432
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	10,000	10,216
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	23,910	25,156
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	11,010	11,371
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	30,000	30,203
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	2,830	2,895
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	3,335	3,457
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	4,465	4,621
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	29,375	30,454
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	27,590	27,833
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	30,360	31,583
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	2,000	2,009
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	18,470	18,562
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	5,685	5,723
Town of Columbia, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Alabama Power Co. Project), Series 2014-D, 3.81% 12/1/2037 (put 6/1/2028)	2,000	2,020
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	1,260	1,272
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	5,700	5,969
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	6,630	6,826
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	5,650	5,970
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	4,575	4,853
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	965	991
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2026	1,000	1,002
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	2,040	2,065
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2034	850	926
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038	4,900	5,193
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	2,065	2,044
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	2,000	1,978
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,300
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,720	10,661
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	14,330	14,617
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	7,360	7,765
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	7,980	8,017
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	19,225	20,272
Southeast Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 1), Series 2024-A, 5.00% 8/1/2054 (put 4/1/2032)	4,500	4,711
		427,428
Alaska 0.52%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 1.95% 12/1/2033	1,000	838
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044	10,130	10,003
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052	2,875	3,025
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	2,510	2,684
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2025-A, 6.00% 12/1/2054	6,100	6,601

33	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alaska (continued)
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2028	USD600	$623
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2028	575	602
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2029	750	792
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2029	750	797
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2030	665	712
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2030	665	716
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	2,000	2,001
North Slope Borough, GO Bonds, Series 2025, 5.00% 6/30/2027	2,075	2,117
		31,511
Arizona 1.27%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2027	400	409
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	550	574
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 7/1/2027	375	366
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.30% 7/1/2028	485	464
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.65% 7/1/2030	825	754
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.70% 7/1/2031	450	401
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	2,074	1,718
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2033	1,000	1,097
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2034	1,330	1,469
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2035	500	554
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2036	1,800	1,981
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2037	2,375	2,597
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2029	1,000	1,053
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2027	1,125	1,152
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2028	1,175	1,226
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	7,370	7,620
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2031	1,050	1,088
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2028	120	123
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2029	115	120
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2030	130	136
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2031	125	132
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2029	1,355	1,423
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	9,555	9,630
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.914% 5/20/2033 (a)(b)	367	11
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	2,624	2,598
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2026	1,560	1,560
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2026	1,350	1,358
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM, 5.00% 6/1/2027	400	407
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2027	745	756
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2033	2,875	3,126
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2034	3,185	3,482
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,070	1,080
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	490	491
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2031	1,925	2,101
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	4,505	4,699
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2023, AMT, 5.00% 7/1/2027	3,330	3,392
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2030	825	890
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2031	830	908
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	3,000	3,344
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2034	625	699
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2035	400	450
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2036	355	397

American Funds Tax-Exempt Income Funds	34

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2032	USD2,765	$3,043
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2028	1,250	1,301
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2029	1,450	1,536
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	2,625	2,559
		76,275
Arkansas 0.10%
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	6,130	6,120
California 10.74%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, AGI, 0% 8/1/2036	6,000	4,010
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	7,715	7,776
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	650	449
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2027	1,000	972
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2029	1,000	914
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 4/1/2056 (put 4/1/2028)	2,000	1,963
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.46% 4/1/2056 (put 4/1/2027) (b)	665	663
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	2,135	2,124
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	3,310	3,463
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2036	500	344
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	5,340	5,700
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	23,480	25,014
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	29,395	29,387
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)	7,200	7,264
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	5,565	5,762
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	11,255	11,726
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	33,255	34,715
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	3,500	3,627
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	8,505	8,882
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	2,500	2,666
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	16,305	17,049
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	22,315	22,943
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	15,560	15,873
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	16,900	17,410
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	5,265	5,572
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,695	3,733
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	4,740	4,972
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	8,040	8,492
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	1,000	937
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	11,185	11,183
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2028	1,000	1,001

35	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2034	USD915	$961
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027	375	377
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029	290	293
Garvey School Dist., GO Bonds, CAB, Series 2004-B, NATL, 0% 8/1/2032	1,800	1,458
GO Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	3,000	3,001
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2029	1,000	1,070
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	315	315
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	12,245	11,682
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	9,550	9,001
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	2,715	2,706
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2034	1,000	1,124
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2035	1,000	1,127
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2026	545	546
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2030	3,000	2,658
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2031	3,690	3,154
Lake Tahoe Unified School Dist., School Dist. Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2032	2,180	1,793
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029	730	768
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2027	1,250	1,254
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	1,500	1,554
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2033	2,500	2,568
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2034	3,000	3,078
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2028	2,040	2,121
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2028	1,005	1,045
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	605	623
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2028	915	951
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2029	3,600	3,801
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	2,640	2,822
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	7,935	8,415
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	3,495	3,810
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2033	1,685	1,849
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2033	1,215	1,333
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2034	1,250	1,376
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2034	3,500	3,852
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2035	4,255	4,511
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2035	2,835	3,067
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2035	1,840	2,000
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	1,000	1,092
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2035	2,500	2,755
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	500	542
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	1,300	1,404
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2036	1,555	1,701
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2037	1,000	1,088
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2040	750	801
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2032	1,065	1,161
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-C, 5.00% 7/1/2034	920	969
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	705	772
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2021-B, 5.00% 7/1/2035	1,230	1,297
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	185	204
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	480	499
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	1,325	1,397
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2030	3,125	3,396
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2030	2,535	2,758
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2037	550	626

American Funds Tax-Exempt Income Funds	36

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2030	USD4,380	$4,766
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	4,680	4,689
Manhattan Beach Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-B, 0% 9/1/2038	1,040	653
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	2,500	2,116
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	610	658
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	1,875	2,070
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	240	238
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Martha Gardens Apartments), Series 2024-A-2, 3.45% 12/1/2029 (put 12/1/2028)	2,480	2,492
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	780	773
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Green at Warner Center), Series 2026-A-1, 2.95% 6/1/2056	5,160	5,117
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	4,780	4,975
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (b)	12,975	11,754
Municipal Fin. Auth., Rev. Bonds (El Camino Real Multi Family), Series 2026, 2.50% 3/1/2046 (put 3/1/2029)	950	930
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	5,320	5,670
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.00% 10/1/2036	185	195
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	12,515	12,952
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	2,955	2,959
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	5,610	5,625
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	12,765	12,406
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 5.00% 5/15/2028	400	414
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 5.00% 5/15/2029	700	737
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2029	1,000	1,044
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (b)	7,251	6,856
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2029	2,500	2,273
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2031	6,890	5,809
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	8,500	8,885
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029	2,225	2,330
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029 (escrowed to maturity)	5	5
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	1,000	1,054
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2028	300	310
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2029	835	877
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2031	1,000	1,076
Oxnard Unified School Dist., GO Bond Anticipation Notes, CAB, Series 2026, 0% 2/1/2031	500	428
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2007-A, NATL, 0% 8/1/2026	3,485	3,485
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2026	415	415
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2027	400	403
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2028	360	364
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031	5,440	5,447
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2035	1,300	1,480
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2037	1,250	1,399
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	3,700	3,950
City of Rancho Mirage, Redev. Agcy., Tax Allocation Bonds, CAB, Series 2003-A-1, NATL, 0% 4/1/2034	1,050	804
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2031	365	309

37	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rialto Unified School Dist., GO Bonds, CAB 2022 Election, Series 2023, BAM, 0% 8/1/2032	USD500	$406
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2033	435	339
Richland School Dist., GO Bonds, CAB, 2002 Election, Series 2006, AGI, 0% 8/1/2030	1,515	1,333
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2027	835	836
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2028	405	406
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2027	1,500	1,502
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,511
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2035	95	92
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2036	95	91
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	250	255
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	155	159
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,000	1,004
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.25% 7/1/2034	3,000	3,325
San Diego Unified School Dist., GO Bonds, CAB, Series 2009-1, 0% 7/1/2030 (escrowed to maturity)	3,000	2,664
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	4,000	4,116
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	570	596
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2034	1,825	2,096
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	1,000	880
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	7,795	7,801
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,275	1,346
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (c)	5,000	5,442
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (c)	16,300	18,088
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM, 5.00% 5/15/2030	4,145	4,423
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	2,000	1,582
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2028	465	487
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A-1, 5.00% 6/1/2027	2,500	2,545
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2030	2,000	2,121
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2028	4,150	3,913
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,000	943
Regents of the University of California, General Rev. Bonds, Series 2026-CE, 5.00% 11/15/2028	590	622
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2028	2,660	2,802
Regents of the University of California, General Rev. Bonds, Series 2026-CG, 5.00% 5/15/2033	3,630	4,054
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2035	4,600	5,230
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	18,895	21,515
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	3,115	3,237
Various Purpose GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2034	2,270	2,180
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2039	10,000	11,063
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	650	664
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	230	236
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	60	60
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	1,295	1,300
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	1,315	1,305
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,745	1,821
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	255	257
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)	230	238
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	5,000	4,218
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	5,000	3,433
Wright Elementary School Dist., GO Bonds, CAB, Series 2003-A, NATL, 0% 8/1/2028	290	272
		647,113

American Funds Tax-Exempt Income Funds	38

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado 2.19%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2034	USD1,500	$1,686
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.50% 12/1/2035	1,250	1,443
School Dist. 27J (Counties of Adams, Weld, and Broomfield), GO Bonds, Series 2026-A, 5.50% 12/1/2035	4,000	4,687
Bridge Enterprise, Senior Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 12/31/2027	1,870	1,879
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2028	600	628
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2030	1,000	1,073
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2031	1,000	1,080
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2032	665	716
City of Colorado Springs, Multi Family Housing Rev. Bonds (Bradley Ridge Apartments Project), Series 2025, 3.15% 12/1/2045 (put 12/1/2029)	5,220	5,151
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027	870	893
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	4,000	4,157
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2031	1,625	1,682
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2032	1,645	1,780
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	6,500	6,529
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029	18,800	19,854
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,166
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2033	1,750	1,898
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2034	1,500	1,620
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2035	505	543
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2026	750	751
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2027	2,030	2,083
E-470 Public Highway Auth., Rev. Bonds, Series 2026-B, (3-month USD-SOFR x 0.67 + 0.70%) 3.145% 9/1/2039 (put 9/1/2028) (b)	2,470	2,465
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2035	2,140	1,500
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2037	325	205
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	1,865	1,855
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2029 (preref. 6/1/2027)	1,750	1,782
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	4,840	5,212
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2034	6,000	6,502
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2033	1,000	1,077
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2034	2,475	2,668
Health Facs. Auth., Rev. Ref. Bonds (Intermountain Health), Series 2024-A, 5.00% 5/15/2033	7,250	7,898
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Creekside Flats Project), Series 2026, 3.00% 5/1/2048 (put 11/1/2029)	1,435	1,412
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	960	962
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	190	190
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	1,575	1,581
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	2,010	2,025
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	1,390	1,390
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	455	449
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	3,765	3,709
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	3,845	3,792
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	3,350	3,606
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	4,525	5,035
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	1,460	1,622
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029	1,000	1,036
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2029	1,500	1,562
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2030	1,100	1,151

39	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2030	USD675	$710
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	1,935	1,939
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	2,020	2,014
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	1,000	981
		131,629
Connecticut 0.61%
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-B, 5.25% 2/1/2029	2,470	2,605
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-A, 5.00% 8/1/2034	3,000	3,318
GO Bonds, Series 2021-A, 4.00% 1/15/2028	2,185	2,227
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2029	750	790
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2032	125	134
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U, 5.00% 7/1/2033	4,250	4,738
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	470	472
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	250	255
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	345	356
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2036	800	800
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	1,855	1,776
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 4.25% 11/15/2043	240	229
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	845	807
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-A-3, 1.70% 5/15/2034	2,510	2,019
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	230	230
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	515	518
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	250	250
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2015-A, 3.85% 5/15/2045	210	190
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 11/15/2045	375	373
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	1,605	1,612
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	895	898
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	155	155
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	2,285	2,301
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	3,140	3,110
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	3,865	4,080
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	2,245	2,396
		36,639
Delaware 0.17%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	3,100	3,052
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	5,935	5,843
GO Bonds, Series 2024-A, 5.00% 5/1/2028	1,300	1,354
		10,249
District of Columbia 0.69%
GO Bonds, Series 2021-D, 5.00% 2/1/2030	1,500	1,606
GO Bonds, Series 2024-A, 5.00% 8/1/2030	1,460	1,575
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2027	2,205	2,249
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2028	1,190	1,240
GO Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2032	1,350	1,490

American Funds Tax-Exempt Income Funds	40

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	USD1,055	$1,082
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Wagner Senior Residences Project), Series 2025-A, 2.95% 9/1/2028	3,000	2,985
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Rev. Bonds, Series 2017-A-2, 5.00% 7/1/2033	1,000	1,015
Metropolitan Area Transit Auth., Gross Rev. Transit Rev. Bonds, Series 2017-B, 5.00% 7/1/2029	1,110	1,131
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,520	1,581
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	1,510	1,546
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2028	1,945	2,023
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	6,750	7,021
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2030	5,250	5,595
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	2,500	2,686
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2027	600	615
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2028 (escrowed to maturity)	310	325
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2029 (escrowed to maturity)	400	426
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)	4,500	4,488
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, AGI, 5.50% 10/1/2028	740	765
		41,444
Florida 2.48%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-1, 4.00% 10/1/2030	925	925
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 10/1/2029	1,250	1,316
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2027	1,000	1,019
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	2,835	3,090
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, 5.00% 7/1/2029	835	886
Central Florida Expressway Auth., Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	2,000	2,062
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2027	240	240
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2028	445	445
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2035	1,260	1,268
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2039 (preref. 6/1/2027)	1,740	1,759
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,060	1,072
Florida Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Amberwood Lofts), Series 2026-J, 3.00% 7/1/2044 (put 7/1/2029)	1,915	1,891
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026 (escrowed to maturity)	720	723
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	280	281
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027 (escrowed to maturity)	385	395
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027	285	292
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2028	750	752
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	3,000	3,122
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2039	1,775	1,689
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 10/1/2027	1,125	1,152
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Lakewood Terrace Apartments), Series 2026, 2.90% 7/1/2043 (put 7/1/2028)	1,565	1,553
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 3.25% 7/1/2032	1,515	1,451
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 1.80% 7/1/2036	2,495	1,959
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	85	85
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	545	539
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	1,755	1,735

41	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	USD6,810	$6,697
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052	565	563
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	6,470	6,946
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	1,110	1,202
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	4,135	4,518
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2026-3, 6.25% 7/1/2057	6,350	7,134
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	895	895
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	450	445
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	4,255	4,218
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	3,075	3,070
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Egret Landing), Series 2025, 3.40% 7/1/2058 (put 7/1/2028)	1,850	1,852
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	500	502
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2026	340	341
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	1,500	1,538
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029	3,640	3,833
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2031	1,875	2,006
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	2,235	2,365
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	580	566
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Avella North Port), Series 2026, 2.95% 1/1/2060 (put 7/1/2029)	2,960	2,936
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	60	61
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.50% 5/1/2027	300	298
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.50% 5/1/2028	305	299
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.625% 5/1/2029	315	306
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	2,915	3,068
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	2,000	2,152
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/2035	3,000	3,329
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/2036	2,500	2,778
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2032	800	817
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	6,745	7,185
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2029	1,000	1,025
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2030	1,075	1,130
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2031	1,000	1,061
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2034	1,000	1,077
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2029	1,080	1,138
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2033	3,000	3,263
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2034	5,000	5,453
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2029	1,420	1,481
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2030	2,985	3,140
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2031	3,135	3,322
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032	2,790	2,975
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	7,560	7,127

American Funds Tax-Exempt Income Funds	42

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (Crestwood Apartments), Series 2026-B, 2.65% 9/1/2043 (put 9/1/2028)	USD460	$455
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.20% 5/1/2027	355	355
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.25% 5/1/2028	370	370
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	1,080	1,083
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.50% 5/1/2032	1,750	1,744
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/1/2039	405	370
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2026	1,000	1,001
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2027	1,250	1,277
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2037	4,000	4,051
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2028	215	222
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2029	250	262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2030	260	275
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2031	325	342
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2032	250	262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2033	250	262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2034	275	287
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2035	300	312
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (c)	445	443
		149,186
Georgia 2.63%
Athens Housing Auth., Multi Family Housing Rev. Bonds, (North Downtown Athens Phase II), Series 2025, 3.23% 6/1/2045 (put 6/1/2029)	4,615	4,613
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2036	1,000	1,084
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2033	1,400	1,495
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 1/1/2031	1,525	1,537
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (c)	330	313
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Garson Drive Project), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	1,015	994
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	4,005	4,005
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	1,200	1,203
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 11/1/2033 (preref. 11/1/2027)	1,000	1,028
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	260	265
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	310	323
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	270	285
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 2013-1, 2.90% 8/1/2043 (put 8/21/2029)	12,000	11,894
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	3,860	3,408
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-01, 2.90% 12/1/2049 (put 8/21/2029)	1,190	1,180
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	4,975	4,989
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	1,210	1,212

43	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	USD1,055	$1,056
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2029	575	602
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2030	400	422
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2031	735	782
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2032	1,185	1,269
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	395	395
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	665	666
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-2, AMT, 3.10% 12/1/2031	1,030	994
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 2.75% 12/1/2035	2,500	2,188
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (c)	8,230	8,230
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	10,820	11,321
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	28,760	30,479
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	12,165	12,916
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2029	660	692
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2030	680	723
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2031	3,300	3,551
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2031	575	619
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 1/1/2032	1,355	1,453
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2032	2,645	2,876
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2032	2,610	2,838
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2033	1,255	1,360
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,500	1,646
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 5.00% 1/1/2029	495	519
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2028	205	212
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2029	240	252
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2030	1,000	1,035
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2030	290	309
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2028	160	163
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029	330	344
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030	175	185
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2031	165	173
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	8,335	8,383
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028	5,580	5,608
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2030	1,025	1,070
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2031	1,390	1,449
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2031	1,720	1,851
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2031	1,250	1,345
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2032	1,515	1,647
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	1,365	1,473
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	1,985	2,194
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2029	230	242
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2030	530	567
Walker County Dev. Auth., Rev. Bonds (Gateway at Sunset Street Project), Series 2026, 3.05% 1/1/2044 (put 7/1/2029)	2,250	2,223
		158,150
Guam 0.07%
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2031	610	642
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2032	1,465	1,552
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2035	875	936
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028	1,000	1,030
		4,160

American Funds Tax-Exempt Income Funds	44

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii 0.12%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2040	USD3,010	$3,201
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2032	2,415	2,668
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2025-A, 5.00% 7/1/2033	1,300	1,449
		7,318
Idaho 0.18%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029	235	246
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	765	783
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 5.00% 7/15/2029	1,345	1,423
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2029	600	639
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2031	750	821
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	6,250	6,804
		10,716
Illinois 4.22%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	521
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2029	3,400	3,532
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2030	4,000	4,202
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2031	3,890	4,150
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2033	5,000	5,408
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2034	3,200	3,478
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2035	1,275	1,398
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2036	1,270	1,382
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2032	8,325	9,031
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 5.00% 1/1/2035	1,000	1,006
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2040	750	794
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	5,225	5,251
City of Chicago, Water Rev. Bonds, Series 1999, AGI, 5.00% 11/1/2029	1,000	1,005
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	1,400	1,408
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2031	1,335	1,445
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	355	364
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2032	4,000	4,348
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2034	1,500	1,614
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2034	4,000	4,381
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2035	570	610
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, NATL, 6.00% 7/1/2029	1,840	1,940
County of Cook, GO Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2033	1,175	1,283
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2029	680	722
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2030	1,500	1,612
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2027	500	513
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2028	400	417
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	975	839
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	1,105	1,069
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.25% 7/1/2046	2,050	1,976
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 11/1/2030	2,970	3,002
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2019, 5.00% 4/1/2028	1,280	1,323

45	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2027	USD2,000	$2,044
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	3,740	3,782
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2027	250	250
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	2,000	2,011
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	740	725
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2037	3,750	3,618
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039	2,500	2,356
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 1/1/2031	1,750	1,894
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2031	2,580	2,809
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2033	365	392
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2026	1,935	1,938
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2029	1,500	1,508
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,140	2,145
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 1/1/2031	550	595
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 7/1/2031	2,810	3,061
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	24,730	24,758
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)	1,940	1,964
GO Bonds, Series 2017-D, 5.00% 11/1/2026	2,500	2,512
GO Bonds, Series 2017-D, BAM, 5.00% 11/1/2028	7,885	8,077
GO Bonds, Series 2020-B, 5.00% 10/1/2029	7,000	7,388
GO Bonds, Series 2025-C, 5.25% 9/1/2032	5,755	6,325
GO Bonds, Series 2023-B, 5.00% 5/1/2033	10,000	10,752
GO Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	2,500	2,526
GO Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2028	4,000	4,126
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	235	235
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	145	145
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,620	1,626
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028)	530	526
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	2,175	2,187
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 2.70% 10/1/2034	1,420	1,255
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 2.80% 10/1/2034	1,750	1,563
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 1.85% 10/1/2036	2,000	1,569
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	320	321
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	1,710	1,719
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	2,505	2,508
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,040	1,024
Housing Dev. Auth., Rev. Bonds, Series 2023-A, 5.25% 4/1/2053	4,290	4,531
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053	4,035	4,258
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	2,710	2,910
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	3,810	4,075
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	3,590	3,919
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2036	1,705	1,833
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2037	1,810	1,930
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2038	1,875	1,980
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2036	950	1,039
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2037	950	1,030
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 12/15/2029	1,000	894
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 6/15/2030	3,320	2,910
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	2,000	1,677
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	4,085	3,220
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2026	1,000	1,007

American Funds Tax-Exempt Income Funds	46

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027	USD780	$788
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	1,650	1,653
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028	2,500	2,557
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 1994, NATL, 0% 6/15/2029	870	790
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2035	1,440	984
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 5.00% 10/1/2029	325	341
Sales Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 6/15/2031	2,250	2,307
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2034	16,000	17,479
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2036	2,235	2,455
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 1/1/2028	515	531
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	1,000	1,001
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2028	2,100	2,179
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2030	1,310	1,398
		253,934
Indiana 1.74%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2034	4,705	5,201
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2035	5,000	5,557
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2026	1,365	1,372
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	4,170	4,255
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	2,985	2,902
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2037	15,050	16,281
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	575	596
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028	1,400	1,462
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2033	1,505	1,671
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2035	1,670	1,857
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	3,000	2,466
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	385	386
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	1,270	1,253
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	2,405	2,354
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	1,135	1,170
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	285	300
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	625	645
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	625	646
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	920	951
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	625	647
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	375	388
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	475	490
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	650	609
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2027	330	333
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2028	435	448
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2029	265	279
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029	5,515	5,752

47	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2030	USD435	$464
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2032	2,000	2,149
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2033	4,000	4,317
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028	1,095	1,096
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 1/1/2029	5,250	5,476
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028	3,000	3,011
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2032	300	326
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2033	350	380
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2034	500	540
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	10,000	10,218
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	3,750	3,834
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2017, AMT, 4.00% 11/1/2047 (put 6/10/2033)	1,315	1,317
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	11,135	11,124
		104,523
Iowa 0.73%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-A, 1.80% 7/1/2030	2,020	1,841
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	930	916
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	1,690	1,704
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	105	104
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020, 3.25% 7/1/2050	1,340	1,333
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	13,445	14,108
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	10,200	10,215
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	795	825
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	3,250	3,408
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	262
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2030	615	651
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2033	835	881
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2034	820	859
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	3,370	3,291
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2028	1,400	1,452
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2031	1,500	1,627
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2033	700	753
		44,230
Kansas 0.05%
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2033	850	913
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2034	355	380
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2035	500	532
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 3/1/2027	1,315	1,331
		3,156
Kentucky 1.83%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	10,710	9,364
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	5,485	4,515
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	6,075	5,867

American Funds Tax-Exempt Income Funds	48

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2033	USD1,000	$1,027
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	5,755	5,703
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	3,000	3,007
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	2,565	2,813
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	2,680	2,889
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-A, AMT, 5.00% 1/1/2032	1,180	1,268
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	5,000	5,018
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	2,785	2,790
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds, Series 2001-A, 0.90% 9/1/2026	1,000	998
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	8,750	7,382
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2026-B, 5.00% 9/1/2029	2,300	2,423
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2026-B, 5.00% 9/1/2030	310	331
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 9/1/2039 (put 10/1/2029)	6,000	5,789
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2020, 3.875% 6/1/2040 (put 9/1/2028)	3,340	3,381
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2030	580	619
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2031	1,415	1,522
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	9,825	9,877
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2029	1,000	1,034
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2030	1,825	1,895
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	10,000	10,364
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	4,200	4,436
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	10,015	10,435
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	5,500	5,356
		110,103
Louisiana 1.37%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2029	1,000	1,007
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, AGI, 5.00% 8/1/2028	2,000	2,081
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	19,695	18,837
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2029	1,000	1,053
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,605	1,605
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	5,065	5,067
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	4,200	4,160
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2020-B, 3.50% 6/1/2050	485	484
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 12/1/2051	750	740
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	5,165	5,516
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 12/1/2027	2,600	2,672
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2024, BAM, 5.00% 2/1/2031	1,100	1,185
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2035	825	894
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036	495	534
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	955	892
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	830	887
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2032	2,875	3,132
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2033	3,000	3,295
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2029	1,000	1,040
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2027	1,000	1,001

49	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2028	USD900	$901
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	1,350	1,350
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2036	1,000	1,007
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	23,455	23,305
		82,645
Maine 0.11%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	190	191
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	210	214
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	255	263
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	245	253
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	150	156
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 4.75% 12/1/2035	1,100	1,103
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2037	1,000	1,010
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2039	1,340	1,301
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 1.85% 11/15/2036	2,750	2,067
Housing Auth., Mortgage Purchase Bonds, Series 2019-E, 3.75% 11/15/2049	295	295
		6,853
Maryland 1.12%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2019-D, 2.75% 7/1/2034	1,005	896
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.90% 3/1/2031	1,275	1,147
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.95% 9/1/2031	1,465	1,306
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 2.10% 3/1/2033	1,000	863
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	1,000	818
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	560	566
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048	1,315	1,324
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	1,335	1,331
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	970	969
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	4,300	4,268
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	6,220	6,145
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	4,789	4,711
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054	3,805	3,998
GO Bonds, State and Local Facs. Loan of 2018, Series 2018-2, 5.00% 8/1/2031	1,295	1,346
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034	1,500	1,432
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-A-1, 5.00% 6/1/2029	480	509
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2029	965	1,027
County of Harford, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 10/1/2029	3,995	4,263
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	1,745	1,756
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	1,230	1,231
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 8/1/2027	1,745	1,787
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 8/1/2028	4,265	4,461

American Funds Tax-Exempt Income Funds	50

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2018-A, 5.00% 7/15/2029	USD870	$907
County of Prince George, GO Consolidated Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2027	4,915	5,024
County of Prince George, GO Consolidated Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2028	2,140	2,237
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2029	750	800
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2033	1,510	1,682
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	5,000	4,243
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2029	5,065	5,408
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2019, 5.00% 6/1/2030	1,155	1,222
		67,677
Massachusetts 1.11%
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26A, 5.00% 2/1/2027	1,250	1,265
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-A-2, 5.00% 10/1/2065 (put 10/1/2033)	5,785	6,402
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.00% 12/1/2043	15,000	15,799
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	9,350	10,397
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2027	1,150	1,151
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,350	1,369
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2029	2,650	2,786
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	100	100
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2032	10,000	10,425
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	980	1,026
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,670	1,354
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	3,895	3,775
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	395	395
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	635	656
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 215, 4.00% 12/1/2050	1,045	1,049
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, CAB, Series 2016-A, 0% 7/1/2028	1,500	1,417
Turnpike Auth., Metropolitan Highway System Rev. Bonds, CAB, Series 1997-A, NATL, 0% 1/1/2028	1,320	1,265
Turnpike Auth., Metropolitan Highway System Rev. Bonds, CAB, Series 1997-A, NATL, 0% 1/1/2029	1,000	928
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2026-D, 5.00% 8/1/2029	5,000	5,327
		66,886
Michigan 1.81%
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2026	1,000	1,007
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 5.00% 2/15/2035	1,020	1,055
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2029	2,000	2,104
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	770	803
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,415	1,489
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2032	1,475	1,589
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2033	1,475	1,595
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 5/15/2033	4,500	4,854
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	3,065	3,075
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	6,325	6,325
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	7,000	6,939
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Trumbull Apartments Project), Series 2026, 4.00% 10/1/2029 (put 10/1/2028)	4,000	4,063
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 1.80% 10/1/2031	1,000	873
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	160	160
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	2,865	2,880
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	1,730	1,741
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	925	927
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	2,595	2,588
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	4,305	4,244
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	11,665	12,072
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	17,160	17,987
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	5,505	5,961
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2030	500	530

51	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2031	USD750	$804
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2032	745	805
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2033	1,040	1,119
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	2,575	2,650
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	3,000	2,738
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	16,780	14,827
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-B, AMT, 5.00% 12/1/2031	1,135	1,216
		109,020
Minnesota 1.37%
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2034	3,420	2,541
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	1,000	1,045
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	5,830	5,363
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 1.65% 7/1/2030	1,120	1,021
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-F, 2.45% 7/1/2034	1,410	1,232
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040	1,925	1,554
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	85	85
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	340	340
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	150	150
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	455	456
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	55	55
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049	2,755	2,780
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	1,440	1,454
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	575	573
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050	3,475	3,461
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,890	1,867
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	2,065	2,034
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	4,220	4,149
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	6,595	6,477
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	7,985	7,869
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	4,805	4,700
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	2,205	2,327
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2024-O, 6.25% 1/1/2055	9,280	10,214
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2033	8,245	9,126
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2036	1,845	2,065
City of Rochester, Multi Family Housing Rev. Bonds (The Commons at Bear Creek), Series 2026, 2.95% 1/1/2060 (put 2/1/2029)	2,245	2,235
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2033	1,165	1,244
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2035	1,350	1,431
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2028	2,245	2,347
Various Purpose GO Bonds, Series 2025-D, 5.00% 8/1/2028	1,910	1,997
		82,192
Mississippi 0.10%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 3/1/2029 (put 9/1/2026)	1,460	1,457
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2026	3,425	3,430
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-B, 2.40% 12/1/2034	1,000	861
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 12/1/2046	70	70
		5,818

American Funds Tax-Exempt Income Funds	52

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 1.28%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2033	USD5,000	$5,479
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2036	10,000	11,078
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	5,600	6,068
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2035	2,470	2,701
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	185	185
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	440	443
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	1,084	1,009
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	365	366
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	1,770	1,762
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	1,525	1,498
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	3,500	3,441
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	2,490	2,457
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053	2,595	2,735
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	2,800	3,096
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	9,125	9,954
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	9,285	9,975
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	6,270	6,791
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	4,440	4,910
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031	1,750	1,836
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	1,190	1,190
		76,974
Montana 0.21%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	9,075	9,178
Board of Housing, Multi Family Housing Rev. Bonds (Hidden Creek 4 Project), Series 2026, 3.05% 11/1/2046 (put 5/1/2029)	680	674
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	100	100
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	1,135	1,117
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	480	473
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	1,135	1,214
		12,756
Nebraska 0.19%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040	840	837
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	10	10
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	220	220
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,550	1,551
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	890	879
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	5,705	5,612
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,365	1,362
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2024-B, 5.00% 2/1/2032	1,000	1,097
		11,568

53	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada 0.78%
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2026-A, 5.00% 6/15/2028	USD13,310	$13,852
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2026-A, 5.00% 6/15/2029	9,750	10,291
Clark County School Dist., Limited Tax GO Building Bonds, Series 2024-B, 5.00% 6/15/2034	2,000	2,214
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	1,100	1,001
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	940	956
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.00% 7/1/2056 (put 7/1/2029) (d)	375	375
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 4/1/2049	485	487
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2027	1,200	1,201
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2035	7,835	8,458
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,195	1,296
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2033	2,500	2,785
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	5,000	4,295
		47,211
New Hampshire 1.41%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 5.00% 11/1/2034	500	522
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	360	355
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	2,580	2,625
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2026	1,250	1,254
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2027	1,250	1,253
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2025-E, 6.25% 7/1/2056	4,980	5,540
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds (Social Bonds), Series 2026-E, 6.50% 7/1/2056	5,330	6,060
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (c)	6,900	6,854
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (c)	3,590	3,588
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	6,463	6,294
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	2,618	2,478
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.507% 8/20/2039 (b)	8,790	322
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	9,158	8,619
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.085% 1/20/2041 (b)	5,628	5,391
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.085% 1/20/2041 (b)	380	353
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (b)	13,593	13,609
National Fin. Auth., Municipal Certs., Series 2026-1, Class A, 5.10% 12/20/2042	5,990	6,133
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051 (b)	9,450	317
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 12/1/2035	10,150	10,889
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (c)	2,300	2,330
		84,786
New Jersey 2.85%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 6/15/2029 (preref. 12/15/2026)	1,030	1,040
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028	5,375	5,570
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)	1,345	1,286
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	15,730	14,802
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.00% 7/1/2029	20,000	21,142
Health Care Facs. Fncg. Auth., Rev. Bonds (Atlanticare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2032	680	726
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034	1,000	1,003
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027	1,150	1,171

American Funds Tax-Exempt Income Funds	54

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	USD4,130	$4,183
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	8,625	8,728
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	1,465	1,481
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	7,090	6,820
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	13,010	12,883
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2033	3,750	4,012
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	290	287
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	9,850	9,534
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026	335	337
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 5.00% 12/1/2027	1,000	1,024
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2027	335	343
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	3,500	3,209
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	3,785	3,656
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	5,060	4,705
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	11,370	10,870
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	5,955	5,822
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 4.25% 12/1/2046	5,350	5,181
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2021-H, 1.85% 10/1/2033	1,020	861
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	1,885	1,906
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	1,590	1,609
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	4,145	4,131
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	2,505	2,653
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	6,745	6,947
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	3,680	3,931
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM, 5.00% 11/1/2036	500	538
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM, 5.00% 11/1/2037	500	535
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	225	232
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2028	3,000	3,015
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2032	2,000	2,080
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2033	1,625	1,776
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2034	1,450	1,577
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	3,500	3,249
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, 0% 12/15/2031	2,500	2,082
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2009-A, 0% 12/15/2032	4,405	3,505
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,180	1,201
		171,643
New Mexico 0.52%
Albuquerque Municipal School Dist. No. 12, GO School Bonds, Series 2021-A, 5.00% 8/1/2026	275	275
Albuquerque Municipal School Dist. No. 12, GO School Bonds, Series 2021-A, 5.00% 8/1/2028	375	391
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	3,650	3,288
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-A, 2.15% 4/1/2033	2,100	1,790
GO Bonds (Capital Projects), Series 2025, 5.00% 3/1/2027 (escrowed to maturity)	4,000	4,055
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2029	1,195	1,263
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2030	1,110	1,165
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	330	329
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048	275	274
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	235	236
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	380	381
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	3,085	3,106
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	1,120	1,124

55	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Mexico (continued)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-B, Class I, 3.00% 1/1/2051	USD1,935	$1,906
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	3,425	3,637
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	7,705	8,117
		31,337
New York 7.10%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2029	5,850	6,183
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2030	8,000	8,585
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2033	2,915	3,228
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2035	15,000	16,810
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2036	2,175	2,433
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2036 (preref. 9/15/2035)	10	11
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2016-A, 5.00% 3/15/2028	555	556
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2033	1,405	1,450
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,340	1,360
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2026-A, 5.00% 6/15/2029	2,550	2,715
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2026-A, 5.00% 6/15/2040	1,000	1,111
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2033	425	472
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2034	250	276
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	6,385	6,343
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2020-H, 1.95% 5/1/2032	2,245	1,967
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.45% 5/1/2029	1,560	1,449
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	10,955	10,739
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.75% 11/1/2062 (put 11/1/2029)	10,000	10,005
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.20% 5/1/2065 (put 11/1/2030)	2,665	2,618
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.375% 5/1/2065 (put 11/1/2031)	5,000	4,895
Housing Fin. Agcy., Affordable Housing Rev. Ref. Bonds, Series 2020-H, 1.75% 5/1/2030	1,645	1,511
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.45% 11/15/2029	1,650	1,502
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 11/15/2030	4,000	3,575
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 11/15/2031	2,000	1,758
Long Island Power Auth., Electric System General Rev. Bonds, Series 2026-B, 5.00% 9/1/2032	3,400	3,750
Long Island Power Auth., Electric System General Rev. Bonds, Series 2025-A, 5.00% 9/1/2035	1,000	1,122
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	15,000	15,881
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2027	535	551
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2025-B, 5.00% 11/15/2027	1,450	1,493
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2028	1,185	1,245
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029	1,945	2,012
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.25% 4/1/2030	1,320	1,246
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.30% 10/1/2030	2,205	2,050
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 225, 2.00% 10/1/2035	1,675	1,397
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	125	125
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	6,325	6,232
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	315	316
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	340	341
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	2,150	2,141
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 274, 6.25% 10/1/2056	3,005	3,321
New York City GO Bonds, Fiscal 2017, Series 2017-C, 5.00% 8/1/2028	4,300	4,345
New York City GO Bonds, Fiscal 2019, Series 2019-E, 5.00% 8/1/2033	1,000	1,039
New York City GO Bonds, Fiscal 2022, Series 2022-C, 5.00% 8/1/2031	1,100	1,188
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.00% 10/1/2033	1,000	1,086
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2035	1,000	1,089

American Funds Tax-Exempt Income Funds	56

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2031	USD800	$864
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2032	2,430	2,645
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2033	15,000	16,449
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2033	7,295	8,008
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	2,355	2,494
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2027	1,000	1,013
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.75% 11/1/2033	2,250	2,067
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)	8,365	8,437
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	1,000	1,002
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-E-2, 3.125% 11/1/2065 (put 7/1/2030)	4,665	4,588
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-A, 2.25% 11/1/2031	1,150	1,041
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.10% 5/1/2032	1,055	940
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, FHA, 1.85% 11/1/2032	1,055	904
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.80% 11/1/2034	3,335	3,008
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.10% 11/1/2036	1,340	1,078
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063	2,620	2,635
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-A-2, 3.25% 11/1/2064 (put 7/1/2029)	7,045	7,024
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	8,515	8,570
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	205	206
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	190	192
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-FF, 5.00% 6/15/2040	13,410	13,727
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2028	1,000	1,017
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-C-3, 5.00% 5/1/2039	1,135	1,159
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 5/1/2031	760	817
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-B, 4.00% 8/1/2037	4,000	3,979
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2022-A-1, 5.00% 8/1/2035	1,200	1,290
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2030	2,285	2,455
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2038	9,800	10,568
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2032	4,390	4,830
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-A1, 5.00% 11/1/2034	4,000	4,435
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2034	1,375	1,525
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2034	5,025	5,572
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2036	2,640	2,893
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2038	12,000	12,943
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	590	611
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	3,985	4,182
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2028	2,865	3,007
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2029	1,250	1,318
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2033	4,500	4,969
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2034	1,110	1,228
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D, 5.00% 11/1/2034	2,235	2,478
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2034	5,000	5,544
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2038	12,770	13,925
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	3,830	4,137
New York City Trust for Cultural Resources, Rev. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2026-A, 5.00% 12/1/2032	1,500	1,655
Port Auth., Consolidated Bonds, Series 221, AMT, 5.00% 7/15/2028	1,000	1,037
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	6,000	6,237

57	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028	USD10,000	$10,292
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	6,880	6,869
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2028	1,725	1,796
Port Auth., Consolidated Bonds, Series 227, AMT, 2.00% 10/1/2031	1,505	1,355
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2028	2,350	2,431
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2040	7,025	7,621
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2041	5,000	5,389
Thruway Auth., State Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2042	3,000	3,220
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2029	810	858
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032	6,950	7,435
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2035	550	570
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,000	3,924
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	2,000	2,205
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2041	770	840
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2042	7,000	7,598
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2043	3,000	3,244
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2018-C, 5.00% 11/15/2038	3,750	3,868
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	7,455	7,706
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 2/1/2029	7,180	7,564
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	450	498
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2032	1,160	1,291
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2039	750	811
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2031	1,000	1,079
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	2,915	2,898
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	1,975	2,160
		427,747
North Carolina 1.66%
Capital Facs. Fin. Agcy., Educational Facs. Rev. Ref. Bonds (Wake Forest University), Series 2026, 5.00% 1/1/2036	3,195	3,596
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Environmental Improvement and Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	1,100	1,093
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	2,025	2,041
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	3,890	3,926
Gastonia Housing Auth. Multi Family Housing Rev. Bonds (Stonecroft Village), Series 2024-B, 3.50% 5/1/2028 (put 5/1/2027)	2,600	2,609
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2031	6,730	7,370
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2032	6,865	7,608
GO School Bonds, Series 2023, 5.00% 9/1/2029	1,500	1,601
GO School Bonds, Series 2023, 5.00% 9/1/2030	1,000	1,084
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	1,615	1,597
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.55% 7/1/2035	1,140	990
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	130	131
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	6,815	6,720
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	2,965	3,132
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	8,465	8,993
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	6,065	6,501
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	5,170	5,677

American Funds Tax-Exempt Income Funds	58

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	USD5,245	$5,671
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	4,005	4,485
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	100	100
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	330	331
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	435	437
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,975	1,988
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	1,410	1,390
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)	2,825	2,913
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)	2,670	2,684
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	1,040	1,058
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	2,670	2,778
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2040	485	485
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	4,000	4,015
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2029	1,500	1,573
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2030	1,000	1,013
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2031	1,000	1,012
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2026, 5.00% 6/1/2034	1,565	1,757
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2026, 5.00% 6/1/2035	1,600	1,806
		100,165
North Dakota 0.75%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	15,805	15,789
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047	135	135
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	1,385	1,387
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	55	55
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049	745	748
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	355	357
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	405	405
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	1,170	1,156
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	2,650	2,614
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	5,990	5,858
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	2,240	2,359
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	2,555	2,699
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	2,340	2,502
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,240	2,460
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	2,150	2,348
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2025-C, 5.75% 7/1/2056	4,140	4,470
		45,342
Ohio 2.04%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	2,285	2,295
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	4,820	4,843
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	9,705	9,770
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2026-C, AMT, 4.125% 1/1/2036	325	319
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,000	990
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	325	317
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2046 (preref. 11/15/2026)	3,540	3,561
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028 (escrowed to maturity)	680	708

59	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2030 (escrowed to maturity)	USD350	$373
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 8/1/2027	570	582
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2029	1,945	2,053
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2029	510	540
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2030	840	902
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Barthman Family Homes Project), Series 2026, 2.95% 7/1/2066 (put 1/1/2029)	2,505	2,496
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Castle Creek Apartments), Series 2026, 3.20% 6/1/2044 (put 6/1/2029)	575	573
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (The Reserve At Chatford Apartments), Series 2025-B, 3.65% 7/1/2029 (put 7/1/2028)	1,175	1,184
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2027	1,500	1,509
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2022-B, 4.00% 3/1/2027	1,440	1,451
Higher Education GO Rev. Ref. Bonds, Series 2025-B, 5.00% 11/1/2028	1,330	1,398
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.00% 1/1/2027	545	548
Higher Educational Facs., Rev. Bonds (Denison University 2026 Project), Series 2026, 5.00% 11/1/2035	2,060	2,298
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2029	12,150	12,747
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2031	4,375	4,658
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2036	1,270	1,362
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	5,000	4,765
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	1,175	1,176
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Seton Square Portsmouth Apartments Project), Series 2025-A, 5.00% 10/1/2028 (put 10/1/2027)	4,000	4,086
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	565	564
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	385	385
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047	320	320
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	2,705	2,706
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	1,045	1,052
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	610	615
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	5,795	5,797
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051	4,860	4,804
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	1,080	1,064
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	5,365	6,017
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	2,670	2,968
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2030	2,500	2,712
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2031	700	762
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029	505	531
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2032	750	803
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2033	570	609
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	2,195	2,469
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, AGI, 5.00% 12/31/2026	440	441
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, AGI, 5.00% 12/31/2027	500	501
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	5,670	5,740
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)	5,800	6,298
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2033	350	388
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2033	400	442

American Funds Tax-Exempt Income Funds	60

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2034	USD300	$331
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2034	400	440
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2033	5,500	6,141
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2017-A, 5.00% 6/1/2028	500	509
		122,913
Oklahoma 0.15%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052	390	401
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053	3,440	3,685
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	3,905	4,237
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	735	805
		9,128
Oregon 1.25%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2032	1,250	1,375
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2034	1,410	1,571
GO Bonds, Series 2022-C, 5.00% 6/1/2028	1,630	1,698
GO Bonds, Series 2026, 5.00% 6/1/2028	2,445	2,546
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 12/1/2050	1,380	1,376
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	4,725	4,616
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	360	372
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	6,100	6,479
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2031	1,000	1,094
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2032	625	691
GO Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 8/1/2028	500	523
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	2,600	2,599
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	670	670
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2019-A, 2.45% 7/1/2034	1,220	1,066
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-G, AMT, 4.00% 1/1/2040	335	335
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	1,025	1,024
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	285	286
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 1/1/2052	3,325	3,285
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	3,750	4,117
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2036	5,115	5,777
City of Portland, Sewer System Rev. Ref. Bonds, Series 2016-A, 2.00% 6/15/2028	11,450	11,179
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2027	1,780	1,813
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2032	3,300	3,479
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 25-B, AMT, 5.00% 7/1/2032	1,500	1,565
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031	5,005	5,373
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2032	7,545	8,157
Salem-Keizer School Dist. No. 24-J, GO Bonds, Series 2020-B, 5.00% 6/15/2035	1,000	1,062
Tri-County Metropolitan Transportation Dist., Grant Receipt Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2027	1,100	1,127
		75,255

61	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.17%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	USD2,500	$2,358
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	620	621
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 6/30/2032	1,270	1,349
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	8,355	8,359
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)	18,000	17,853
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 3.25% 6/1/2041 (put 7/1/2027)	17,405	17,372
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	5,000	5,035
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	12,435	12,449
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2029	535	554
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030	400	417
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030	1,020	1,064
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	730	654
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	2,130	1,839
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	3,335	3,298
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	4,100	3,990
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	3,393	3,250
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	4,010	3,866
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	3,845	3,711
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 8/15/2027	1,200	1,228
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134A, 1.35% 4/1/2030	1,105	1,004
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134-A, 1.55% 10/1/2031	2,285	1,988
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	1,000	950
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 2.15% 10/1/2032	2,760	2,436
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 2.00% 4/1/2033	1,390	1,192
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 2.75% 10/1/2034	5,000	4,442
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-129, 2.95% 10/1/2034	1,500	1,367
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039	270	269
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	55	55
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	15	15
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	665	665
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	2,740	2,706
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051	155	155
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	1,695	1,682
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	17,455	16,846
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	710	732
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,205	1,199
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,075	1,070
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 3.26% 8/15/2038 (b)	2,095	2,070
County of Luzerne, Industrial Dev. Auth., Rev. Ref. Bonds (Pennsylvania - American Water Co. Project), Series 2019, AMT, 2.45% 12/1/2039 (put 12/3/2029)	4,500	4,230
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	4,585	4,410
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 5.00% 9/1/2037	2,205	2,245
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2026	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2027	200	202
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 7/1/2028	1,220	1,263
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 7/1/2030	2,255	2,391
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2032	860	940
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2033	650	712
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2034	770	840

American Funds Tax-Exempt Income Funds	62

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Philadelphia School Dist., GO Bonds, Series 2019-A, NATL, 5.00% 9/1/2026	USD2,000	$2,003
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2029	1,340	1,417
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2030	1,000	1,072
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2031	855	926
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2032	2,230	2,405
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2033	2,900	3,120
Philadelphia School Dist., GO Green Bonds, Series 2019-B, 5.00% 9/1/2028	3,740	3,896
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2029	335	354
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2030	1,245	1,335
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2031	1,500	1,625
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025-A, 5.00% 2/15/2036	7,840	8,873
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2026-B, 3.70% 11/15/2029	1,145	1,145
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2028	1,500	1,544
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2028	725	762
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2029	875	934
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2032	1,500	1,658
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2034	2,000	2,235
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2040	750	812
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2024-1, 5.00% 12/1/2028	1,015	1,066
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2030	1,250	1,309
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-1, 5.00% 12/1/2031	1,500	1,641
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	2,880	3,146
		191,021
Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	875	905
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	330	346
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	52	44
		1,295
Rhode Island 0.50%
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 5.00% 10/1/2028	1,000	1,044
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	6,520	6,443
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	3,300	3,300
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026	825	830
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	4,785	4,660
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	2,355	2,265
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	2,765	2,648
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,785	1,703
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	3,640	3,604
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 4.50% 12/1/2045	1,710	1,665
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	295	285
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	1,640	1,555
		30,002
South Carolina 0.88%
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2028	100	104
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2029	500	528
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	260	261
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	5,335	5,374
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	6,090	6,016
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052	2,550	2,536
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	3,230	3,259
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	5,570	6,103

63	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	USD4,795	$5,345
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-B-1, 6.25% 1/1/2057	6,770	7,523
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	450	479
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2031	1,600	1,738
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2032	1,625	1,759
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2034	750	833
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2036	1,000	1,101
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2026	1,440	1,450
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2020-A, 5.00% 12/1/2032	500	534
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2037	1,000	1,094
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2028	1,660	1,662
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2028	2,345	2,459
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029	865	920
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2031	1,250	1,358
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2032	620	675
		53,111
South Dakota 0.47%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	15	15
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	95	95
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 11/1/2047	305	305
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	1,425	1,435
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	500	502
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	4,830	4,813
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	10,925	10,774
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	3,145	3,233
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	2,305	2,466
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	3,930	4,224
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	440	490
		28,352
Tennessee 1.04%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Eastpoint Flats), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	1,900	1,861
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Parkwood Villa Apartments), Series 2025, 3.15% 12/1/2042 (put 12/1/2027)	950	951
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2029	5,000	5,251
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2034	5,555	6,066
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2037	3,165	3,452
Health and Educational Facs. Board, Multi Family Rev. Bonds (841 Cowan Apartments), Series 2026, 3.05% 4/1/2044 (put 4/1/2029)	2,190	2,173
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	75	75
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.25% 7/1/2030	1,560	1,466
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034	805	716
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	825	824
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042	475	476
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	500	501
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	70	70
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	20	20
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	750	755
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 7/1/2050	345	344
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	2,305	2,373
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2032	540	585
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2034	550	598

American Funds Tax-Exempt Income Funds	64

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2035	USD615	$665
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2036	500	537
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2037	500	534
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2038	210	223
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	400	432
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027	530	539
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028	625	647
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-D, AMT, 5.00% 7/1/2028	500	518
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-D, AMT, 5.00% 7/1/2029	625	657
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2033	855	929
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2035	725	780
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	2,815	2,934
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	23,850	24,784
		62,736
Texas 13.52%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	1,645	1,649
Affordable Housing Corp., Multi Family Housing Rev. Bonds (The Bloom at Lamar Square), Series 2026, 3.05% 7/1/2030 (put 7/1/2029)	1,005	993
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	2,815	2,851
Alvardo Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052 (put 8/15/2028)	2,100	2,141
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027	225	228
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2028	500	518
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2029	700	739
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2030	350	375
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2025-A, 5.00% 2/15/2035	2,170	2,429
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2025-A, 5.00% 2/15/2036	2,295	2,559
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027	1,070	1,084
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2026	400	400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2027	375	380
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2028	400	405
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2028	595	618
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2029	360	365
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2029	495	521
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	890	868
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	470	447
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2035	1,200	1,284
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2036	2,000	2,130
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 8/15/2027	2,310	2,361
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2027	1,280	1,309
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2028	750	779
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2029	1,310	1,379

65	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2030	USD830	$885
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2031	445	481
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2027	1,025	1,048
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2028	1,300	1,350
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2030	850	896
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2031	880	924
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	125	125
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2026	450	453
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2027	460	463
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2027	250	253
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2028	475	478
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2029	395	397
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2033	585	586
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2034	605	604
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2033	1,205	1,308
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	235	240
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	385	401
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2029	1,665	1,756
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2035	5,570	6,067
City of Austin, Certs. of Obligation, Series 2025, 5.00% 9/1/2036	3,500	3,880
Azle Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2033	1,000	1,105
Bexar Management and Dev. Corp., Multi Family Housing Rev. Bonds (Miller’s Pond Apartments), Series 2026, FHA, 2.65% 3/1/2029 (put 3/1/2028)	380	376
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2031	2,480	2,553
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2033	1,500	1,653
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2034	1,595	1,768
Boerne Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054 (put 2/1/2028)	1,475	1,497
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	2,950	2,951
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2034	565	569
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2035	590	592
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2036	620	620
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2037	650	644
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 5.00% 4/1/2032	5,675	5,922
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2034	4,000	4,160
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	4,630	4,122
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	8,580	8,413
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM, 5.00% 7/1/2028	265	275
Canyon Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2027)	1,000	1,012
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	3,475	3,480
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2036	1,360	1,514
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2037	1,435	1,586
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2028	1,095	1,129
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2032	520	561
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2033	2,770	2,977
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 8/15/2027	1,360	1,390
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2030	2,000	2,150
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2031	2,250	2,441
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2035	5,385	5,902

American Funds Tax-Exempt Income Funds	66

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2026	USD4,800	$4,803
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026	245	245
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,150	1,176
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027	315	322
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2027	500	509
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2028	2,535	2,649
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028	410	428
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2028	300	308
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2029	470	499
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2029	315	327
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2030	250	269
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2030	385	402
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2031	575	624
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2035	1,300	1,403
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2036	2,500	2,682
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2031	2,820	3,023
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2035	1,080	1,160
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036	270	288
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037	210	222
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	235	248
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039	350	367
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	6,620	6,784
College Student Loan GO Bonds, Series 2019, AMT, 5.00% 8/1/2027	3,590	3,660
Collin County Community College Dist., GO Bonds, Series 2020-A, 5.00% 8/15/2031	1,000	1,054
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	3,730	3,774
Coppell Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2042	5,000	5,102
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2033	1,750	1,936
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2032	1,050	1,138
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2033	1,150	1,255
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2034	1,380	1,513
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2027	490	504
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2028	310	324
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2032	855	892
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027	1,000	1,012
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2033	7,000	7,589
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 11/1/2032	2,200	2,377
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	4,345	4,335
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	4,000	3,741
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/15/2030)	11,675	12,336
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, FHA, 5.00% 8/1/2027 (put 8/1/2026)	955	955
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	305	312
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2028	370	386
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2028	455	475
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2029	775	821
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2029	460	487
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2030	450	475
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2030	505	533

67	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2027	USD1,000	$1,021
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2028	7,320	7,367
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	875	895
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2035	730	732
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2037	400	396
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2027	1,505	1,523
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2028	1,335	1,381
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2028	1,000	1,046
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2029	1,360	1,447
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2030	1,010	1,052
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2027	275	282
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2028	350	365
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2033	1,500	1,632
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2036	900	982
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2048 (preref. 8/15/2029)	1,015	1,048
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2032	1,500	1,646
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031	1,000	1,080
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2032	500	518
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2033	1,000	1,029
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2027	1,075	1,088
County of Fort Bend, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Park at Fort Bend), Series 2026, 3.05% 7/1/2044 (put 2/1/2030)	9,555	9,443
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	13,550	13,550
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2037	1,860	2,005
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 1999, 0% 8/15/2027	2,410	2,336
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.125% 6/1/2035	790	795
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.125% 6/1/2037	875	871
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032	1,330	1,411
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032 (preref. 2/1/2030)	30	32
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2028	275	284
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029	385	404
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030	375	399
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031	625	673
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2032	720	771
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2030	700	748
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2031	525	569
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2032	750	820
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2028	1,500	1,501
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2029	1,500	1,501
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030	630	630
Goose Creek Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2028	925	956
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)	3,190	3,187
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2052 (put 4/1/2028)	2,925	3,002
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2035	2,500	2,763
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	3,250	3,572
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2037	3,750	4,096
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc. Denton County Project), Series 2003-B, AMT, 1.50% 5/1/2028	1,565	1,489
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2031	1,650	1,794
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2032	3,000	3,286
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2034	1,150	1,276

American Funds Tax-Exempt Income Funds	68

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.00% 9/15/2033	USD2,560	$2,826
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2034	1,500	1,654
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2024-B, 5.00% 7/1/2033	3,000	3,288
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	16,050	17,027
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2031	1,500	1,627
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2033	12,250	13,459
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	2,045	2,089
Hays Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2027	1,790	1,812
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	1,000	1,013
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2031	1,230	1,252
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	960	1,040
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	1,000	1,071
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	885	892
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	12,100	11,909
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,850	1,978
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	18,920	20,091
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	5,900	6,511
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	1,220	1,227
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	4,815	4,849
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051	4,840	4,815
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	14,555	14,279
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	7,195	7,781
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	7,815	8,475
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	1,815	1,813
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 7/1/2028	1,000	1,035
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2029	1,500	1,550
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2029	1,700	1,785
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	4,920	5,171
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2030	1,035	1,067
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2030	3,440	3,653
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2027	1,535	1,545
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2026	580	584
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2027	550	567
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2028	500	524
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2029	490	522
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.00% 9/1/2039	1,360	1,454
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2027	2,460	2,462
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2027	1,050	1,072
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2028	1,250	1,297
City of Houston, Water and Sewer System Rev. Ref. Bonds, CAB, Series 1998-A, AGI, 0% 12/1/2028 (escrowed to maturity)	1,300	1,212
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	8,625	8,943
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2033	650	717
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	725	806
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026	1,250	1,251
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2030	1,070	1,147

69	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2044	USD1,665	$1,742
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2/15/2031	1,000	1,043
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	1,810	1,810
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2035	1,085	1,212
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/15/2036	1,925	2,168
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/15/2037	2,030	2,266
Lake Dallas Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 2001, 0% 8/15/2027	2,180	2,116
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029	740	780
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2028	500	470
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2029	700	635
Lewisville Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2031	2,170	2,363
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 11/1/2026	1,000	1,005
Love Field Airport Modernization Corp., General Airport Rev. Ref. Bonds, Series 2021, AMT, AGI, 5.00% 11/1/2032	3,535	3,753
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2031	1,000	1,080
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2032	1,200	1,308
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2033	1,400	1,537
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	2,400	2,468
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2030	1,000	1,068
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2033	2,010	2,096
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2032	1,145	1,251
Lubbock Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Ella Apartments), Series 2026, 2.80% 3/1/2029 (put 3/1/2028)	1,000	993
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	400	431
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/1/2032	575	632
City of McKinney, Waterworks and Sewer System Rev. Bonds, Series 2022, 5.00% 3/15/2029	400	421
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2034	680	686
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2035	715	718
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	650	647
County of Midland, Fresh Water Supply Dist. No. 1, Rev. Bonds and Notes, CAB, Series 2012-A, 0% 9/15/2035 (preref. 9/15/2027)	1,485	980
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	6,000	6,040
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2035	515	519
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2036	545	546
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2035	615	599
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	950	961
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.71% 9/15/2027 (b)	920	919
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,450	4,670
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	12,680	13,518
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	25,510	26,306
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2026-A, 5.25% 3/1/2037	8,340	8,777
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 2.00% 9/1/2033	1,790	1,539
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2034	1,040	962
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2036	1,345	1,193
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2030	1,000	1,061
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2031	1,075	1,136
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2032	1,000	1,019
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	750	825
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2028	1,500	1,531
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2029	375	396
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2035	3,750	4,162

American Funds Tax-Exempt Income Funds	70

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	USD2,855	$2,873
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 8/1/2032	215	217
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 5.00% 12/15/2028	1,450	1,524
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	950	955
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	395	414
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	3,775	3,631
North Texas Municipal Water Dist., Contract Rev. Bonds (Sabine Creek Regional Wastewater System), Series 2022, AGI, 5.00% 6/1/2030	1,000	1,071
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2032	1,000	1,099
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2033	1,000	1,108
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 4.00% 6/1/2035	1,705	1,725
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2030	1,070	1,143
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2030	540	577
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2031	1,000	1,064
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2031	600	649
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2032	1,000	1,094
County of Nueces, Combination Tax and Limited Tax Rev. Ref. Certs. of Obligation, Series 2021-A, 5.00% 2/15/2029	460	482
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	1,000	1,094
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	1,000	1,087
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2035	1,000	1,119
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2036	1,000	1,113
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2037	1,000	1,105
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028	1,000	1,035
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029	1,200	1,238
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2031	1,000	1,063
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2032	3,615	3,827
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	1,440	1,474
Port Arthur Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-E, 4.00% 2/15/2038 (preref. 8/15/2026)	1,060	1,060
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2033	650	714
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2034	650	718
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2035	500	554
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2028	1,400	1,447
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2029	1,495	1,569
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2030	950	995
Royal Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-A, 5.00% 2/15/2034	1,000	1,105
Royal Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-A, 5.00% 2/15/2035	1,250	1,386
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028	1,250	1,293
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027	180	182
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2027	650	657
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	200	210
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030	500	534
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2030	2,385	2,546
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2031	600	648
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2032	380	414
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	8,220	8,152
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	11,540	11,378
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	7,905	7,865

71	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028	USD1,000	$1,034
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2029	1,000	1,050
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 5.00% 8/15/2036 (preref. 8/15/2027)	1,155	1,182
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2037	1,375	1,520
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2038	1,500	1,646
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2029	625	661
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,210	1,296
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 8/15/2030	535	576
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2031	1,850	1,923
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.00% 12/31/2034	3,650	3,807
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.125% 12/31/2035	2,880	3,007
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2030	280	283
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2028	870	912
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2034	2,000	2,022
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	14,500	15,877
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	5,000	5,152
Tarrant County Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	550	561
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2033	1,500	1,610
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2034	1,865	1,998
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	3,230	3,128
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2029	1,700	1,794
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2030	1,225	1,308
THF Public Fac. Corp., Multi Family Housing Rev. Bonds (Covington Acres), Series 2025, 3.34% 2/1/2044 (put 2/1/2029)	2,915	2,923
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2035	1,070	1,056
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.00% 11/15/2035	1,000	983
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.00% 11/15/2037	1,110	1,058
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.00% 11/15/2039	1,230	1,133
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2043	1,520	1,450
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2028	2,715	2,844
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2025, 5.00% 10/1/2029	1,685	1,795
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2016-A, 5.00% 10/1/2026	4,345	4,361
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2034	1,900	2,099
Trinity River Auth., Improvement Rev. and Rev. Ref. Bonds (Tarrant County Water Project), Series 2023, 5.00% 2/1/2035	1,000	1,087
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	6,500	6,289
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026	1,420	1,421
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2028	120	120
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2031	3,500	3,793
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2032	3,500	3,836
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2033	20,000	22,140
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2035	16,210	18,198
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2036	4,000	4,459

American Funds Tax-Exempt Income Funds	72

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2029	USD725	$765
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2030	1,050	1,124
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2034	1,875	2,087
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2016-B, 2.00% 7/1/2028	2,500	2,447
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2034	1,050	1,172
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2019-B, 5.00% 8/15/2029	2,105	2,237
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2035	375	421
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2036	1,810	1,824
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2036	2,505	2,818
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM, 5.00% 8/1/2028	815	849
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM, 5.00% 8/1/2029	465	492
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2030	500	535
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2018, 5.00% 8/1/2030	2,760	2,819
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2025, 5.00% 8/1/2039	2,100	2,284
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	2,750	3,068
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030	2,230	2,327
Willis Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	1,020	1,033
Willis Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034	500	534
		814,123
United States 0.94%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.51% 10/25/2040 (b)	6,876	6,978
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-28, Class A, 4.387% 11/25/2042 (b)	11,221	10,824
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (c)	641	592
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (b)	8,986	9,465
Freddie Mac, Multi Family Certs., Series 2023, 4.004% 1/25/2040 (b)	5,416	5,234
Freddie Mac, Multi Family Certs., Series 2023, 4.417% 8/25/2040 (b)	696	702
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (c)	7,390	6,724
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	2,668	2,553
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.669% 7/25/2042 (b)	2,894	2,961
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.157% 12/25/2038 (b)	7,865	7,042
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (b)	1,957	1,817
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.518% 8/25/2041 (b)	1,703	1,711
		56,603
Utah 0.60%
Canyons School Dist., Board of Education, GO Rev. Ref. Bonds (Utah School Bond Guaranty Program), Series 2021-A, 1.375% 6/15/2032	2,935	2,500
GO Bonds, Series 2018, 5.00% 7/1/2028	1,920	1,962
Housing Corp., Multi Family Housing Rev. Bonds (Daybreak Affordable Phase II Apartments), Series 2026, 3.00% 1/1/2045 (put 7/1/2030)	2,750	2,701
Housing Corp., Multi Family Housing Rev. Bonds (Flats at Folsom), Series 2026, 3.05% 7/1/2044 (put 1/1/2030)	1,925	1,893
Housing Corp., Multi Family Housing Rev. Bonds (Hive on 11th), Series 2026, 3.00% 8/1/2044 (put 2/1/2030)	1,170	1,147
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	4,520	4,469
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1881), Series 2026, 2.65% 3/1/2045 (put 3/1/2029)	815	802
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	2,430	2,592
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	900	973
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	2,500	2,717
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	2,030	2,212
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2027	1,000	1,018

73	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027	USD1,270	$1,293
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029	2,130	2,163
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029	1,000	1,048
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2030	1,990	2,110
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2028	500	519
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029	470	496
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2031	390	423
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032	500	547
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2033	600	662
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2034	500	549
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2031	845	923
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2030	250	266
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2031	140	150
		36,135
Vermont 0.09%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 11/1/2047	375	375
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	120	120
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2019-A, 4.00% 11/1/2049	860	866
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	420	420
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2027	400	404
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2028	490	500
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2029	500	514
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 5.00% 6/15/2031	960	987
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.00% 6/15/2035	570	539
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	150	138
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 6/15/2036	225	214
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	245	224
		5,301
Virginia 2.17%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	2,960	2,904
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2027	1,000	1,018
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2031	600	638
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	2,425	2,422
County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2028	14,860	15,624
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	5,400	5,315
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	1,250	1,226
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2023-A, 5.00% 2/1/2028	1,000	1,036
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2027	290	293
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2029	375	387
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2030	375	389
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2032	3,000	3,086
County of Fairfax, Public Improvement Bonds, Series 2023-A, 4.00% 10/1/2026	1,500	1,503
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	2,695	2,740
Housing Dev. Auth., Rental Housing Bonds, Series 2020-B, 1.65% 3/1/2031	1,185	1,041

American Funds Tax-Exempt Income Funds	74

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Housing Dev. Auth., Rental Housing Bonds, Series 2021-K, 1.90% 12/1/2031	USD1,445	$1,274
Housing Dev. Auth., Rental Housing Bonds, Series 2021-F, 1.85% 7/1/2036	1,205	919
Housing Dev. Auth., Rental Housing Bonds, Series 2019-E, 2.90% 12/1/2038	1,510	1,270
County of Loudoun, GO Public Improvement Rev. Ref. Bonds, Series 2020-A, 2.00% 12/1/2034	1,000	836
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	7,560	7,463
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 1/1/2034	1,425	1,524
City of Norfolk, GO Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)	1,780	1,861
Public Building Auth., Public Facs. Rev. Bonds, Series 2016-C, AMT, 5.00% 8/1/2027	1,125	1,127
Rector and Visitors of the University of Virginia, Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 4/1/2039	10,340	10,451
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2031	2,875	2,917
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2028	1,105	1,135
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029	1,400	1,461
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2030	1,750	1,829
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,000	1,043
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2032	6,670	7,063
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 7/1/2032	5,420	5,727
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2033	8,000	8,451
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2034	2,335	2,444
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	125	126
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	3,875	3,902
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2030	3,000	3,028
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2030	4,825	4,869
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	2,000	2,007
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2032	1,000	1,000
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2034	1,000	990
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	16,695	16,577
		130,916
Washington 2.43%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2029	510	544
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2026-A, 5.00% 7/1/2037	3,190	3,570
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2025-A, 5.00% 7/1/2031	2,000	2,180
GO Bonds, Series 2019-A, 5.00% 8/1/2033	4,000	4,149
GO Rev. Ref. Bonds, Series 2017-A, 5.00% 8/1/2027	1,075	1,075
County of Grant Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2024-B, 5.00% 1/1/2031	1,000	1,082
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	6,310	6,717
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	21,979	20,791
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (b)	18,533	1,660
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	18,344	16,810
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.949% 11/20/2041 (b)	1,129	1,063
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/1/2050 (b)	6,102	5,823
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	730	733
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	1,465	1,471
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050	230	231

75	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	USD4,425	$4,327
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	2,900	3,006
Issaquah School Dist. No. 411, Unlimited Tax GO Rev. Ref. Bonds, Series 2026, 4.00% 12/1/2031	10,285	10,701
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	3,000	3,237
City of Seattle, Limited Tax GO Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 6/1/2029	1,365	1,450
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 2.41% 5/1/2045 (put 11/1/2026) (b)	2,370	2,370
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2030	1,775	1,914
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2027	2,500	2,538
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/1/2028	3,050	3,095
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 4/1/2029	1,000	1,001
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,652
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2032	6,345	6,846
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2033	5,500	5,898
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2034	5,000	5,339
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042	4,525	4,275
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	1,015	1,102
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2037	725	789
Various Purpose GO Bonds, Series 2024-B, 5.00% 6/1/2038	2,480	2,681
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2029	10,285	10,943
Various Purpose GO Rev. Ref. Bonds, Series R-2023-A, 5.00% 8/1/2030	3,055	3,296
		146,359
West Virginia 0.05%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 3.75% 4/1/2036 (put 6/13/2030)	1,900	1,886
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2032	1,385	1,403
		3,289
Wisconsin 1.76%
GO Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2027	2,000	2,036
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2029	30,000	31,757
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	3,500	3,858
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	1,535	1,708
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2033	1,380	1,536
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2037	10,695	11,873
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2039	5,000	5,007
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034	1,800	1,806
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2018, 5.00% 4/4/2032	2,000	2,068
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	1,040	1,040
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	1,005	1,005
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	2,110	1,825
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	340	340
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	210	210
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	4,200	4,242
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	3,830	3,813
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	2,945	2,893
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	1,675	1,648
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,670	2,875
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.147% 1/20/2041 (b)	8,912	8,171
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (c)	3,068	3,012
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2031	1,000	1,077

American Funds Tax-Exempt Income Funds	76

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2032	USD1,080	$1,174
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2034	370	404
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2035	1,000	1,087
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2036	1,000	1,081
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2037	1,000	1,075
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2026	550	551
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 11/15/2029 (escrowed to maturity)	1,475	1,563
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health Obligated Group), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)	1,175	1,217
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, AGI, 5.00% 7/1/2030	945	975
Transportation Rev. Ref. Bonds, Series 2025-1, 5.00% 7/1/2033	1,270	1,416
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2028	775	802
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 4/1/2029	1,000	1,053
		106,198
Wyoming 0.28%
Community Dev. Auth., Housing Rev. Bonds, Series 2016-2, 2.80% 12/1/2031	3,745	3,545
Community Dev. Auth., Housing Rev. Bonds, Series 2016-2, 2.95% 6/1/2033	1,485	1,379
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 2.10% 12/1/2035	1,200	1,002
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050	3,265	3,204
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	3,280	3,306
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	2,600	2,726
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	1,285	1,378
		16,540
Total bonds, notes & other debt instruments (cost: $5,639,850,000)		5,573,781
Short-term securities 7.12%
Municipals 7.12%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (b)(c)	1,955	1,955
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.95% 12/1/2033 (b)	4,400	4,400
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (b)	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (b)	12,500	12,500
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.95% 2/1/2048 (b)	10,585	10,585
State of Arkansas, Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2026-B, 2.875% 7/1/2057 (put 5/15/2027) (d)	4,715	4,708
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	6,000	6,127
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026) (d)	7,280	7,277
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.69% 2/1/2035 (b)	7,900	7,900
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 2.95% 11/1/2042 (put 10/15/2026) (d)	4,740	4,740
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 11/1/2042 (put 10/15/2026) (d)	2,000	2,000

77	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029) (d)	USD9,000	$9,221
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (c)(d)	2,315	2,315
State of District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.20% 9/1/2040 (put 12/1/2026) (d)	1,110	1,110
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.00% 10/1/2047 (b)	6,830	6,830
State of Florida, County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 3.45% 11/1/2041 (put 11/2/2026) (d)	1,290	1,292
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	5,000	5,027
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (b)	2,100	2,100
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	5,000	5,059
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (b)	5,000	5,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (b)	16,650	16,650
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (d)	2,320	2,323
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (b)	15,000	15,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 2.95% 2/15/2041 (b)	10,355	10,355
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (b)	8,700	8,700
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.95% 8/1/2035 (b)	3,000	3,000
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (b)	2,600	2,600
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.53% 12/1/2041 (put 9/1/2026) (d)	5,500	5,500
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, General Rev. Bonds, Series 2009-B, 2.48% 8/18/2026	12,000	11,999
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	2,380	2,380
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 1.85% 11/15/2047 (b)	13,900	13,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.15% 12/1/2030 (b)	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 2.95% 11/1/2035 (b)	12,500	12,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.05% 3/1/2040 (b)	2,200	2,200
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (b)	14,690	14,690
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 3.25% 8/1/2038 (put 7/1/2027) (d)	2,750	2,745
State of New Mexico, Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-G-3, Class I, 3.00% 9/1/2057 (put 12/1/2026) (d)	2,380	2,380
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.17% 7/1/2032 (b)	3,210	3,210
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 2.95% 4/1/2036 (b)	8,820	8,820
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.25% 3/1/2039 (b)	14,605	14,605
State of New York, New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2026-I, AMT, 2.70% 5/1/2056 (put 12/1/2026) (d)	4,055	4,050
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 3.05% 6/15/2050 (b)	3,400	3,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 2.95% 6/15/2044 (b)	9,090	9,090
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 2.95% 6/15/2049 (b)	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (b)	11,735	11,735

American Funds Tax-Exempt Income Funds	78

Limited Term Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.05% 6/15/2053 (b)	USD13,200	$13,200
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (b)	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.95% 8/1/2041 (b)	13,000	13,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.05% 8/1/2042 (b)	6,560	6,560
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (b)	15,685	15,685
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (b)	5,740	5,740
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 4/1/2049 (put 10/15/2026) (d)	1,975	1,975
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.95% 5/1/2048 (b)	1,100	1,100
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.03% 1/1/2033 (b)	3,175	3,175
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Skyline Heights), Series 2026, 2.85% 6/1/2056 (put 7/1/2027) (d)	560	559
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.00% 7/1/2034 (b)	495	495
State of Texas, Affordable Housing Corp., Multi Family Housing Rev. Bonds (La Vista De Lopez Apartments), Series 2023, 2.80% 2/1/2027	955	954
State of Texas, County of Denton, Permanent Improvement Rev. Ref. Bonds, Series 2026, 5.00% 7/15/2027	1,300	1,329
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (b)	17,500	17,500
State of Texas, Legacy Denton Public Fac. Corp., Multi Family Housing Rev. Bonds (Vintage Ranch), Series 2022, 2.96% 4/1/2043 (put 4/1/2027) (d)	3,110	3,105
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.95% 11/1/2029 (b)	5,000	5,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (b)	7,900	7,900
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 2.95% 11/1/2051 (b)	4,770	4,770
State of Virginia, County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2026	10,000	10,038
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.00% 2/15/2038 (b)	10,870	10,870
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (b)	3,400	3,400
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (b)	8,420	8,420
		428,753
Total short-term securities (cost: $428,729,000)		428,753
Total investment securities 99.66% (cost: $6,068,579,000)		6,002,534
Other assets less liabilities 0.34%		20,457
Net assets 100.00%		$6,022,991

79	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	764	10/5/2026	USD157,086	$(154)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,585	$4,410	0.07%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $59,886,000, which represented
0.99% of the net assets of the fund.

(d)	For short-term securities, the mandatory put date is considered to be the maturity date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	80

The Tax-Exempt Bond Fund of America®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 93.53%	Principal amount (000)	Value (000)
Alabama 5.79%
Auburn University, General Fee Rev. Bonds, Series 2026, 5.00% 6/1/2040	USD2,500	$2,730
Auburn University, General Fee Rev. Bonds, Series 2025-B, 5.00% 6/1/2042	1,390	1,496
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2055	2,045	2,089
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026 (a)	8,275	8,274
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2043 (preref. 1/1/2027)	8,200	8,279
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-G, 5.00% 6/1/2031	11,230	11,726
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	66,740	69,067
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	29,985	31,400
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	19,800	20,506
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-A, 5.00% 12/1/2034	13,935	14,416
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	13,300	13,975
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 6/1/2035	2,250	2,332
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	76,185	76,546
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	50,370	51,958
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	44,575	46,320
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	77,000	78,666
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	87,505	92,065
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	39,220	40,507
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,590	6,635
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	22,000	23,440
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	4,185	4,396
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	4,200	4,296
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	67,065	69,508
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	16,495	17,071
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	40,510	41,998
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	23,000	23,203
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	3,810	3,839
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	13,935	13,953
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	31,535	32,805
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	4,040	4,058
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	66,500	66,832
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	1,590	1,605
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	13,365	13,996
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-A-1, 5.00% 4/1/2034	5,335	5,513
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	10,555	10,867
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	14,050	14,845
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	59,990	63,640
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	6,225	6,664
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-D, 5.75% 10/1/2055	7,315	7,846
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	510	524
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	265	265
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Providence Park Apartments Project), Series 2025-E, 3.15% 7/1/2029 (put 7/1/2028)	770	770
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	2,000	2,024
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2028	2,500	2,533
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2030	5,000	5,057
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2031	7,500	7,582
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032	2,250	2,273
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033	5,040	5,090
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2034	8,200	8,277
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	4,000	4,322
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2036	3,500	3,750
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2037	3,000	3,201
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038	3,500	3,710
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040	7,645	8,196
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	2,770	2,960

81	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2042	USD6,165	$6,566
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	7,475	7,934
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	6,795	7,182
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2045	8,825	9,307
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	40,015	41,323
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	13,600	14,136
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	2,500	2,591
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	13,615	14,024
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	900	891
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033 (b)	1,150	92
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	430	427
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.125% 8/1/2044	2,725	2,836
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, AGI, 5.00% 8/1/2054	1,200	1,186
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	3,420	3,376
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, AGI, 5.50% 8/1/2058	2,000	2,044
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	27,535	28,588
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	55,730	55,425
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-D, 5.00% 9/1/2035	7,010	7,432
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	11,835	12,067
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	39,260	40,046
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	10,235	10,799
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	26,730	27,935
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	38,855	39,033
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	11,230	11,842
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	920	835
		1,417,813
Alaska 0.05%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 12/1/2042	6,185	6,195
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	3,085	3,100
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,050	1,123
Housing Fin. Corp., General Mortgage Rev. Bonds II, Series 2026-A, 6.00% 12/1/2056	425	465
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2035	1,000	1,099
		11,982
Arizona 2.03%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2027	1,305	1,318
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028	1,375	1,421
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029	1,700	1,792
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2033	3,395	3,486
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2034	5,000	5,131

American Funds Tax-Exempt Income Funds	82

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2042	USD9,250	$9,975
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2043	16,000	17,183
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-C, 5.00% 1/1/2051	2,760	2,860
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2023-B, 5.25% 1/1/2053	20,000	20,870
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2036	1,000	1,058
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2049	2,940	3,030
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2054	5,990	6,117
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2024-A, 5.00% 7/1/2054	13,605	13,890
Board of Regents of the Arizona State University System, Speed Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2026-B, 5.00% 8/1/2051	7,375	7,618
Board of Regents of the Arizona State University System, Speed Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2026-B, 5.00% 8/1/2056	5,000	5,113
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 7/1/2029	600	562
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2027	250	255
City of Chandler, Excise Tax Rev. Obligations, Series 2026, 5.00% 7/1/2038	1,000	1,115
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2044	1,625	1,712
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2045	2,045	2,146
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2032	525	556
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,550	1,528
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2054	5,200	5,039
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, AGI, 4.00% 7/1/2038	1,000	1,001
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (7-Day High Yield S&P + 0.81%) 3.53% 1/1/2037 (c)	26,750	26,777
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	1,435	1,484
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2033	1,000	1,032
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2035	1,100	1,131
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2036	1,000	1,026
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2037	1,045	1,069
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2039	2,045	2,080
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2044	1,630	1,648
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 4.00% 11/1/2049	3,075	2,678
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	250	243
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	2,200	2,012
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	1,630	1,285
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	7,920	5,905
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	2,245	1,674
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2028	880	896
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2042	1,000	986
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2047	1,310	1,266
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	1,000	959

83	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051	USD1,025	$963
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	1,330	1,330
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	2,150	2,150
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	5,305	5,133
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	5,660	5,468
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	1,975	1,797
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	345	337
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	1,325	1,292
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	1,835	1,640
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	690	612
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	3,000	2,853
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	2,265	2,274
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	1,250	1,217
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2041 (a)	500	427
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2038	1,600	1,554
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2039	1,800	1,723
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2040	1,000	943
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	6,310	4,983
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2/1/2050	7,500	6,686
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Unity at West Glendale Project), Series 2024, 5.00% 3/1/2045 (put 9/1/2026)	1,450	1,452
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	34,061	33,716
Industrial Dev. Auth., Revolving Loan Fund Rev. Social Bonds (Senior National Charter School), Series 2024-A, 5.00% 11/1/2029	1,865	1,957
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2035	500	521
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2037	550	571
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	3,480	3,536
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2037	725	729
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2052	750	723
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 7/1/2034	500	495
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2039	750	760
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	415	364
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	2,000	1,545
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	3,000	3,030
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	7,650	7,467
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	2,215	2,042
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,000	2,541
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	1,000	790
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2054	6,225	5,937
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	565	510

American Funds Tax-Exempt Income Funds	84

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 7/1/2049	USD2,845	$2,374
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2034	2,745	3,001
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2035	3,680	4,034
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2036	2,750	3,016
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 5.00% 1/1/2038	8,195	8,937
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048	7,145	6,332
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	7,000	5,113
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	10,380	7,582
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,250	1,217
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	21,605	19,516
County of Maricopa, Special Health Care Dist., GO Bonds, Series 2021-D, 5.00% 7/1/2031	2,500	2,717
County of Maricopa, Special Health Care Dist., GO Bonds, Series 2021-D, 5.00% 7/1/2032	5,205	5,633
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	25,830	22,289
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	8,400	7,248
McAllister Academic Village, LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 7/1/2033	5,080	5,086
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2027	250	252
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2030	290	294
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2041	650	614
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2045	1,050	975
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	2,460	2,460
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	925	925
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	1,690	1,612
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	3,900	3,701
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	835	835
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2036 (a)	3,535	3,535
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	1,050	994
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	1,035	1,038
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	2,650	1,951
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	5,300	4,846
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049	10,890	11,061
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	5,320	5,409
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2033	14,000	14,226
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 7/1/2033	2,515	2,634
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Bonds, Series 2023, 5.25% 7/1/2047	3,000	3,189
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2032	2,000	2,003
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2033	1,000	1,002
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2034	1,000	1,002
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2035	2,000	2,003
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2036	840	821
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2037	900	871
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2026 (a)	1,405	1,411
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2027 (a)	1,485	1,514
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Bonds, Series 2025, 5.00% 7/1/2038	4,500	4,966
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 7/1/2030	4,015	4,211
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034 (a)	490	487

85	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	USD1,000	$837
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	150	139
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	2,500	2,053
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2044	2,750	2,958
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2045	2,750	2,943
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	2,000	2,230
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2043	6,000	6,459
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2033	500	555
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2034	375	419
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2035	230	259
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2036	625	698
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2037	835	923
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2038	735	806
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2024-A, AGI, 5.00% 7/1/2041	2,650	2,835
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2026	400	400
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2027	300	307
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2028	400	417
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2029	400	424
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2042	1,800	1,885
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	2,000	2,089
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 7/1/2037	1,875	2,092
		497,660
Arkansas 0.03%
Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2025-C, 5.50% 1/1/2056	2,230	2,384
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.25% 12/1/2046	480	491
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2054	445	453
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2060	890	897
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 6/1/2037	2,705	2,388
		6,613
California 9.64%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (d)	1,770	1,033
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (d)	6,040	3,494
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (d)	3,015	1,756
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	500
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	12,200	10,214
Alvord Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, BAM, 4.00% 8/1/2048	1,510	1,419
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2031	1,175	994
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	1,400	1,081
Baldwin Park Unified School Dist., GO Bonds, 2018 Election, Series 2021, 3.00% 8/1/2043	1,250	1,015
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2029	270	270
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2030	65	65
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.46% 4/1/2056 (put 4/1/2027) (c)	1,990	1,985

American Funds Tax-Exempt Income Funds	86

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	USD5,715	$5,743
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	750	758
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 9/1/2048	2,500	2,515
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 4.00% 11/1/2049	3,565	3,369
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/2026)	6,000	6,007
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1), Series 2014-A, AGI, 4.25% 10/1/2033	750	750
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2033	750	769
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2040	580	495
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2041	480	407
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2046	3,150	2,464
Central Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 3.00% 8/1/2044	2,500	2,010
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	11,180	11,698
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	5,070	5,297
Chaffey Community College Dist., GO Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	5,000	5,141
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2024-H, 0% 8/1/2049	3,000	1,026
Chino Valley Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 8/1/2045	500	480
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2031	600	508
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2032	315	256
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	320	249
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2034	625	465
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2038	1,300	791
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2039	1,000	577
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,250	2,053
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2043	4,000	1,884
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	4,305	4,655
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	18,710	19,972
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	12,745	13,090
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	64,405	68,614
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	12,750	12,747
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	500	518
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	33,750	35,232
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	4,410	4,605
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	24,350	24,862
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	13,630	14,275
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	70,105	73,304
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	31,705	32,597
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	48,675	49,655
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	30,955	31,889
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	10,305	10,410
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	2,105	2,199
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	10,240	10,742
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	22,745	24,022

87	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	USD400	$340
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	7,075	5,476
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	19,695	15,654
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2035	1,500	1,044
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2040	1,500	793
City of Corona, Community Facs. Dist. No. 2018-2 (Sierra Bella), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2051	1,750	1,750
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	2,515	1,802
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	1,000	734
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	3,570	2,407
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	540	394
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	41,610	31,898
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	600	502
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	15,540	13,454
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	5,105	3,421
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	7,560	6,775
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	5,460	3,755
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	1,750	1,308
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	2,215	1,523
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	1,978	1,691
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	28,410	22,995
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	1,800	1,277
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	34,900	20,764
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	375	282
Cypress Elementary School Dist., GO Bonds, Convertible CAB, 2008 Election, Series 2011-B-1, 0% 8/1/2050 (8.125% on 8/1/2031) (d)	23,000	21,792
Downey Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, 4.00% 8/1/2052	2,000	1,860
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.00% 9/1/2038	790	820
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	10,000	9,999
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,085	1,045
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,095	992
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,180	1,831
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,230	1,185
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,150	1,042
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,540	2,133

American Funds Tax-Exempt Income Funds	88

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	USD2,275	$2,226
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,085	1,911
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 4/1/2040	505	598
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 6/1/2046	1,000	1,139
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 9/1/2029	2,120	2,121
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.75% 8/1/2048	650	713
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	12,830	12,832
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2043	2,890	2,890
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	13,500	13,418
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2048	2,500	2,432
Enterprise Dev. Auth., Rev. Bonds (Milken Community School Project), Series 2026-A, 5.00% 7/1/2033	3,245	3,544
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 5.00% 12/1/2042	1,000	1,066
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 4.00% 6/1/2036	330	324
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 5.00% 6/1/2036	220	230
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2038	780	807
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	3,000	2,967
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2049	2,500	2,278
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2034	1,000	751
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2035	1,785	1,283
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	1,395	1,400
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, GO Bonds, 2007 Election, Series 2019-D, AGI, 4.00% 10/1/2040	5,000	5,011
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2031	880	881
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2034	2,600	2,602
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.625% 9/1/2052	3,500	3,273
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2034	2,000	1,521
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2035	2,000	1,455
Fresno Unified School Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2033	1,000	966
Fresno Unified School Dist., GO Bonds, 2016 Election, Series 2016-B, 3.00% 8/1/2043	2,000	1,564
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2030	1,005	1,007
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2029	990	902
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2031	1,250	1,059
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2032	1,500	1,220
GO Bonds, Series 2023, 5.00% 10/1/2035	3,405	3,765
GO Bonds, Series 2023, 5.00% 9/1/2036	3,000	3,316
GO Bonds, Series 2021, 4.00% 10/1/2037	1,000	1,018
GO Bonds, Series 2021, 4.00% 10/1/2039	3,000	3,016
GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	3,000	2,599
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	8,675	9,334
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	3,960	3,880
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	7,785	7,067
Hayward Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, AGI, 5.25% 8/1/2054	4,765	4,977
Hayward Unified School Dist., GO Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM, 5.00% 8/1/2040	2,360	2,426
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	145	138
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	100	94
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2025-A, 3.91% 11/15/2051 (put 12/22/2027) (c)	5,405	5,411
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	2,590	2,606
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	230	230
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	105	109
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	85	90
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	355	381
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	1,040	1,066
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	450	460
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	540	546

89	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	USD645	$651
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	1,000	951
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2026	350	351
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	860	861
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,000	1,024
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,250	1,249
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,000	980
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	5,176	5,217
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,154	1,174
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	1,777	1,763
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	19,779	18,870
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	37,518	35,362
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036 (c)	27,602	566
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	22,546	22,465
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2024-B, AGI, 4.00% 8/1/2049	1,205	1,090
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2036 (a)	340	337
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2041 (a)	510	496
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2046 (a)	135	126
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2051 (a)	175	158
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,750	4,750
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2026, 3.25% 6/1/2033	1,365	1,347
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	580	660
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2039	1,195	1,348
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	530	595
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	515	573
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	775	860
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	310	342
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 4.00% 8/1/2046	3,865	3,757
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 4.00% 8/1/2051	1,000	920
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	2,670	2,728
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,364
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 4.00% 9/1/2026	150	150
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026	1,295	1,297
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2032	245	248
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2033	115	116
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2034	995	1,005
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	470	475
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2035	525	530
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2036	505	509
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2037	700	705
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2038	640	644
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	998
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	6,115	5,567
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2047	1,990	1,975
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2049	2,985	2,759
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 9/1/2049	995	986
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM, 4.00% 9/1/2050	11,135	10,025
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2051	2,985	2,953
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2054	12,105	10,938
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM, 4.00% 9/1/2054	5,960	5,244
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	995	985
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2035	1,125	1,147
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2039	1,095	1,098
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2032	415	428
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2033	880	903

American Funds Tax-Exempt Income Funds	90

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2034	USD945	$966
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2035	1,020	1,037
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2036	840	849
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2037	1,170	1,176
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2038	1,255	1,258
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2039	1,340	1,331
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2040	1,435	1,415
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2041	1,535	1,505
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2047	5,000	4,804
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2041	3,000	3,002
La Mesa-Spring Valley School Dist., GO Bonds, 2020 Election, Series 2021-A, BAM, 4.00% 8/1/2046	935	893
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2039	1,000	996
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2041	675	662
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2047	2,915	2,785
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2046	1,000	1,010
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2051	6,000	5,945
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	4,850	4,088
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	6,000	5,881
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	3,300	2,165
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	10,160	7,896
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2037	1,000	896
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2038	1,405	1,226
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2039	1,000	851
Long Beach Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2016 Election, Series 2023-C, 4.00% 8/1/2050	7,140	6,712
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	14,405	15,272
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	8,000	8,233
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2029	1,040	1,098
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2029	2,480	2,619
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	5,230	5,546
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	2,565	2,796
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 7/1/2033	1,100	1,139
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	755	819
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2033	1,100	1,200
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,500	4,937
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2034	2,415	2,658
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	1,400	1,541
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2034	9,725	10,703
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	1,000	1,077
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2035	4,620	5,022
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,515	6,022
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2035	10,000	11,019
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,000	1,035
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,500	1,599
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	3,620	3,893
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,130	3,381
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	2,500	2,700
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2036	5,000	5,470

91	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	USD1,120	$1,194
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	500	535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	485	522
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2037	4,830	5,256
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	500	524
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	3,065	3,264
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	3,500	3,741
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2039	1,130	1,170
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	565	589
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,000	1,043
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,140	1,211
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	4,225	4,487
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2039	1,000	1,073
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2039	8,570	9,192
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,160	1,207
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,880	4,064
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,175	2,270
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	8,400	8,884
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2040	18,000	19,213
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2040	1,910	2,039
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	515	534
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,080	1,124
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	2,000	2,101
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,725	1,817
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2041	12,000	12,750
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	605	628
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2042	755	790
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2042	1,240	1,302
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	3,510	3,695
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2042	1,125	1,181
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2042	530	561
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2042	17,555	18,579
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	2,000	2,117
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2043	495	519
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2043	1,000	1,055
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	1,665	1,755
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	725	754
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	745	777
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	1,820	1,910
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2044	1,105	1,162
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	1,340	1,402
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	2,000	2,092
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	875	933
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2046	795	822
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2046	4,000	4,158
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2046	5,330	5,550
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	525	557
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2047	4,000	4,125
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	9,000	9,213
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2048	1,065	1,094
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2049	4,000	4,094
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,270	3,328
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	2,425	2,470
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2050	1,640	1,674
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	2,145	2,167
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2052	14,000	14,205
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	4,500	4,550
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	2,230	2,267
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	3,050	3,165
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	1,655	1,680
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2055	15,915	16,107
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	3,160	3,256
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2029	1,150	1,214

American Funds Tax-Exempt Income Funds	92

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	USD2,790	$2,935
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	1,015	1,114
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	2,905	3,165
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	710	777
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	210	231
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	1,800	1,966
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	240	264
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	515	546
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2036	505	538
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,725	4,024
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	3,785	4,106
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,350	1,427
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	2,500	2,699
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	526
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	5,410	5,665
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	3,000	3,175
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,670	4,977
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,655	3,815
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	1,380	1,445
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	770	809
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2041	550	581
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	1,410	1,464
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2043	1,585	1,671
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2044	395	411
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, BAM, 5.00% 7/1/2044	1,535	1,617
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	2,000	2,092
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	1,000	1,020
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	4,405	4,502
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	4,655	4,758
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052	500	505
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052	2,295	2,319
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	3,500	3,594
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	825	834
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2034	335	351
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2035	500	524
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2036	570	595
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2037	615	639
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	830	847
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	1,190	1,206
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	590	592
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2034	9,300	10,620
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2036	2,375	2,676
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2036	2,000	2,254
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2037	2,865	3,206
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2038	4,000	4,425
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2034	2,705	3,091
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2036	2,345	2,692
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2045	3,000	3,248

93	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2046	USD2,500	$2,689
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2028	1,980	2,076
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 11/1/2029	1,770	1,838
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2023-A, 5.00% 9/1/2053	1,315	1,304
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2026	1,440	1,443
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2029	1,260	1,262
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, NATL, 5.00% 9/1/2031	250	250
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, NATL, 5.00% 9/1/2033	345	346
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,370	3,125
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,110	2,884
Morongo Band of Mission Indians (The), Econ. Dev. Rev. Bonds, Series 2018-A, 5.00% 10/1/2042 (preref. 10/1/2028) (a)	2,565	2,692
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (preref. 10/1/2028) (a)	7,525	7,898
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	750	730
Mt. San Jacinto Community College Dist., GO Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2035	1,040	983
Municipal Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 5.35% 6/20/2046	4,208	4,430
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2034	40	42
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	290	289
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	410	401
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	335	333
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (21010 Vanowen), Series 2026-A, 3.00% 2/1/2057 (put 2/1/2029)	6,000	5,983
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/2028)	4,770	4,753
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	2,495	2,597
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (c)	1,461	1,423
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (c)	39,488	35,772
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	3,089	2,919
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036 (a)	1,500	1,501
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (a)	2,000	1,942
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 3.00% 2/1/2046	2,195	1,677
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,500	1,923
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	10,560	7,671
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	6,425	6,847
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2042	1,275	1,356
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2043	1,250	1,330
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2044	1,240	1,315
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2045	765	808
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2046	1,350	1,420
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.25% 9/1/2051	500	527
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.50% 9/1/2056	1,130	1,207
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	850	851
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.00% 10/1/2036	325	342
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.25% 10/1/2044	430	444
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	3,750	3,638
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	4,590	4,595
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	55	56
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (a)	170	171
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	565	526

American Funds Tax-Exempt Income Funds	94

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	USD1,055	$857
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	17,515	12,146
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	1,735	1,124
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2044	2,150	2,184
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2049	6,410	6,418
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	6,520	6,439
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	615	572
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	6,695	4,940
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	1,490	1,064
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM, 5.00% 5/15/2037	1,755	1,801
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM, 5.00% 5/15/2039	1,535	1,568
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	825	826
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	1,875	1,878
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2028	3,320	3,324
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	1,915	1,917
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2032	1,175	1,176
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, AGI, 5.00% 9/1/2032	1,000	1,001
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (c)	36,183	34,211
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.391% 7/1/2027 (c)	2,905	2,893
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.00% 8/1/2034	285	317
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.00% 8/1/2036	465	511
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.25% 8/1/2048	880	924
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	2,180	1,993
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	3,425	2,882
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	3,250	2,779
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	4,025	3,301
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 8/15/2034	730	731
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.25% 8/15/2045	2,915	2,918
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2041	1,250	1,250
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2036	2,880	2,932
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2042	5,000	5,029
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2047	6,000	6,015
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	540	561
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,780	1,820
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,730	1,748
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	1,530	1,533
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.25% 8/15/2043	1,350	1,399
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2041	775	799
Palm Springs Unified School Dist., GO Bonds, 2016 Election, Series 2024-B, 4.00% 8/1/2049	500	478

95	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, NATL, 5.00% 9/1/2030	USD250	$250
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, AGI, 5.00% 8/1/2041	2,250	2,273
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2028	7,000	6,519
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2030	15,520	13,357
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	3,000	2,467
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2040	1,000	555
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2041	375	198
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2043	1,000	478
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2044	1,350	610
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2045	1,400	598
Pasadena Unified School Dist., GO Bonds, 2016 Election, Series 2026, 5.00% 8/1/2033	2,300	2,592
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 9/1/2045	5,265	5,209
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2030	1,905	1,909
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	2,035	2,039
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2032	2,180	2,184
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM, 5.00% 9/1/2033	960	962
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2033	500	501
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	1,910	1,873
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046	1,000	1,044
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	1,240	1,290
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2033	2,325	2,608
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2034	1,280	1,447
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2035	1,895	2,156
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2039	2,150	2,366
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,500	1,612
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2032	1,300	1,421
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2035	795	862
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2035	1,275	1,434
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2036	1,120	1,226
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2027	425	425
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2028	1,185	1,185
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2030	1,390	1,390
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,115	1,129
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	1,255	1,250
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,445	1,426
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,500	1,502
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2048	1,310	448
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2050	1,490	457
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.375% 9/1/2051	2,775	2,480
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 5.00% 8/1/2052	1,030	1,064
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2035	425	302
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2036	500	337
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2026	335	336
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2033	310	310
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2034	1,000	1,002
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	200	169

American Funds Tax-Exempt Income Funds	96

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2027	USD260	$264
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	340	350
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	420	435
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030	510	530
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	600	627
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	700	733
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2033	400	420
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	460	483
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	511
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	1,085	1,050
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	185	175
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	600	580
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	730	713
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	2,005	1,932
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2022-B-2, 5.00% 9/1/2052	2,300	2,189
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	745	705
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,740	3,531
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM, 3.00% 6/1/2049	23,615	18,424
Riverside Unified School Dist., GO Bonds, 2016 Election, Series 2019-B, 3.00% 8/1/2036	1,070	982
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	4,725	4,040
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2050	4,000	3,435
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	545
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	2,445	2,534
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	6,425	6,508
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	4,000	4,008
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,000	1,997
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 9/1/2040	1,960	1,967
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,645	1,645
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.177% 6/1/2034 (c)	5,900	5,796
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2041	240	252
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2022-A, BAM, 5.50% 8/1/2052	1,905	1,953
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2032	290	289
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2033	455	450
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2034	225	220
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2035	200	194
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2036	200	192
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2042	1,180	1,065

97	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2042	USD140	$147
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025, AGI, 5.00% 8/1/2043	95	99
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	9,360	9,497
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	12,485	12,668
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	3,100	3,129
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	10,905	10,999
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2029	585	616
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2040	1,550	1,632
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	10,500	10,586
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2046	1,175	1,131
San Diego Community College Dist., GO Rev. Ref. Bonds, Series 2026-B, 5.00% 8/1/2030	3,485	3,789
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-B-2, 5.00% 5/1/2046	35,245	37,600
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 5/1/2052	3,235	3,010
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-B-2, 5.00% 5/1/2056	4,045	4,195
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	675	692
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	510	516
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	3,075	2,511
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.25% 9/1/2048 (a)	965	978
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	925	953
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2043 (a)	900	864
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	2,000	1,908
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-E, 5.25% 11/1/2055	4,345	4,622
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2046	1,125	1,194
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	775	806
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	805	786
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (a)	3,500	3,012
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050 (a)	1,220	1,265
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	1,185	988
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	410	427
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	800	827
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	655	677
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2039	3,510	3,520
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	3,100	3,105
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	1,000	965
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-B, BAM, 5.25% 6/15/2049	1,920	2,030
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	3,600	3,621
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	5,300	5,304
San Juan Unified School Dist., GO Bonds, 2016 Election, Series 2024, 4.00% 8/1/2049	1,000	954
San Leandro Unified School Dist., GO Bonds, 2024 Election, Series 2024-B, 5.00% 8/1/2052	1,930	2,011
San Marcos Unified School Dist., GO Rev. Ref. Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2050	1,000	1,067

American Funds Tax-Exempt Income Funds	98

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM, 5.00% 2/1/2028	USD400	$403
San Ysidro School Dist., GO Bonds, 2020 Election, Series 2025-C, BAM, 5.00% 8/1/2047	4,435	4,661
San Ysidro School Dist., GO Rev. Ref. Bonds, Series 2025-A, BAM, 5.00% 8/1/2043	3,335	3,594
San Ysidro School Dist., GO Rev. Ref. Bonds, Series 2025-A, BAM, 5.00% 8/1/2044	4,695	5,034
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, AGI, 5.00% 6/1/2049	4,000	4,006
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, AGI, 5.00% 6/1/2052	295	295
Santa Barbara Community College Dist., GO Bonds, CAB, 2024 Election, Series 2025-A, 0% 8/1/2046	1,000	378
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2040 (a)	3,035	2,782
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2045 (a)	4,110	3,600
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,220	1,907
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	2,410	1,978
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2035	1,725	1,726
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2036	1,780	1,781
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	3,720	3,720
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	4,740	4,740
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	305	277
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	2,500	2,483
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2033	850	933
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2043	1,395	1,508
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2045	1,345	1,440
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2046	1,250	1,305
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2047	4,000	4,146
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2050	30,000	30,783
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,750	2,801
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	3,765	3,841
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	1,000	1,097
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	3,000	2,996
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	6,850	6,873
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	890	913
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2036	120	131
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2055	755	760
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2028	335	344
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	242
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2037	1,200	1,079
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	5,585	4,262
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	720	720

99	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	USD1,285	$813
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,745	4,015
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	750	631
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (a)	40,600	45,053
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2047	340	353
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2056	860	866
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	750	750
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	150	157
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2044	2,000	2,053
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	5,605	5,646
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2054	12,420	12,364
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	985	1,016
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 4.00% 5/15/2039	4,055	4,020
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 3.00% 5/15/2051	1,000	739
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 3.00% 5/15/2054	1,000	716
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,235	1,078
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,045	1,692
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM, 5.00% 10/1/2032	1,245	1,247
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	1,690	1,730
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	815	800
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,575	1,474
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	451
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,305	1,119
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	715	717
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 4.00% 6/1/2034	665	673
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 3.00% 8/1/2032	2,655	2,559
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 3.00% 8/1/2033	1,380	1,310
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,003
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2041	4,000	4,020
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2046	6,755	6,779
Twin Rivers Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2016, AGI, 0% 8/1/2041	5,750	2,852
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	8,385	9,548
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2039	11,195	13,002
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	6,040	6,611
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	8,190	9,482
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	2,750	3,128
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	1,845	1,674

American Funds Tax-Exempt Income Funds	100

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, AGI, 4.00% 12/1/2040	USD1,905	$1,894
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, AGI, 4.00% 12/1/2042	1,575	1,549
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2046	490	470
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2023-C, AGI, 5.00% 8/1/2051	2,500	2,590
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2028	9,535	10,028
Various Purpose GO Bonds, Series 2024, 5.00% 8/1/2033	5,175	5,815
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2035	2,500	2,848
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	9,035	9,870
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2043	2,000	2,169
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2045	3,255	3,528
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2046	3,315	3,573
Various Purpose GO Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	5	5
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2026	600	600
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026	1,950	1,956
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2027	950	970
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	320	327
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	140	144
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2038	825	868
Walnut Valley Unified School Dist., GO Bonds, CAB, 2007 Election, Series 2011-B, BAM, 0% 8/1/2036	5,655	3,771
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2021-A-1, AGI, 3.00% 8/1/2046	3,500	2,733
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	350	351
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2028	550	551
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	675	676
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,400	1,400
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	1,455	1,455
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2034	1,165	1,166
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2044	1,105	1,106
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2036	1,635	1,625
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2041	3,645	3,363
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2046	2,000	1,765
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2050	4,815	4,087
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 9/1/2041	2,320	2,126
		2,361,186
Colorado 1.98%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	970	971
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.375% 12/1/2048	2,250	2,229
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 3.25% 12/1/2029 (a)	590	567
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	2,000	1,894
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	4,913	4,808
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2026	195	196
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2026	270	272

101	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2027	USD200	$205
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2027	125	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2028	210	219
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2028	260	265
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2029	210	222
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2029	125	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2030	215	227
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2030	250	255
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2031	230	242
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2031	135	138
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2033	255	266
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2034	285	297
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2035	100	104
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 3.25% 12/15/2050	1,050	922
City of Aurora, Gardens at East Iliff Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	1,000	944
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.25% 12/1/2048	5,478	5,224
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 3.50% 12/1/2027	300	298
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,275	1,279
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	200	201
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	5,815	5,745
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	850	812
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	2,930	2,183
Belleview Village Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020, 4.95% 12/1/2050	570	550
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2042	1,480	1,543
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	1,970	1,962
Certs. of Part., Series 2021-A, 4.00% 12/15/2036	1,500	1,499
Certs. of Part., Series 2021-A, 3.00% 12/15/2037	9,065	8,049
Certs. of Part., Series 2021-A, 4.00% 12/15/2038	1,000	982
Certs. of Part., Series 2021-A, 4.00% 12/15/2039	1,500	1,465
Certs. of Part., Series 2021-A, 4.00% 12/15/2040	1,500	1,453
Cherry Creek School Dist. No. 5, GO Bonds, Series 2026, 5.25% 12/15/2048	9,850	10,635
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2043	800	842
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	480	503
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	1,410	1,475
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	3,100	3,103
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	1,938	1,472
City and County of Denver, Airport System Rev. Bonds, Series 2023-A, 5.00% 11/15/2043	3,500	3,698
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2033	2,000	1,513
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	2,000	1,448
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 11/15/2033	3,000	3,069
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2012-B, 4.00% 11/15/2043	7,240	6,939
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	8,000	8,071
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-B, 5.25% 11/15/2053	5,000	5,198
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, NATL, 5.00% 12/1/2029	1,510	1,520

American Funds Tax-Exempt Income Funds	102

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2039	USD1,735	$1,826
City and County of Denver, School Dist. No. 1, GO Bonds, Series 2025-C, 5.50% 12/1/2049	3,710	4,010
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	7,270	5,661
City and County of Denver, Water Rev. Bonds, Series 2021-A, 2.00% 12/15/2045	1,000	639
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2040	1,675	1,821
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2041	2,750	2,978
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	320	320
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 5.00% 12/1/2039	500	520
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.375% 12/1/2044	1,000	968
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	1,590	1,512
E-470 Public Highway Auth., Rev. Bonds, Series 2026-B, (3-month USD-SOFR x 0.67 + 0.70%) 3.145% 9/1/2039 (put 9/1/2028) (c)	2,070	2,066
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,560	1,674
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2004-A, NATL, 0% 9/1/2027	3,250	3,153
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2000-B, NATL, 0% 9/1/2030	9,295	8,196
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2010-A, AGI, 0% 9/1/2035	14,760	10,661
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2037	2,545	1,603
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2038	925	550
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2039	1,950	1,084
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,673
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	1,165	1,107
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	65	57
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	200	160
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	255	194
Educational and Cultural Facs. Auth., Rev. Bonds (University of Denver Project), Series 2026-A, 5.25% 3/1/2056	17,000	17,477
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	6,030	5,953
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2026	105	106
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2027	110	113
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2029	150	159
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2030	150	158
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2031	155	163
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2032	175	183
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2033	185	193
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2034	200	208
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2035	215	223
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 4.00% 12/1/2039	1,750	1,650
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032 (a)	385	394
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	2,400	2,434
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2032 (preref. 6/1/2027)	3,460	3,523

103	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)	USD2,020	$2,057
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 11/15/2046	1,500	1,367
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2019-B, 5.00% 11/15/2049 (put 11/19/2026)	2,270	2,284
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,500	4,546
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	2,700	2,716
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	2,130	2,132
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	405	406
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050 (preref. 9/1/2030)	2,310	2,411
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047 (b)	1,344	27
Health Facs. Auth., Rev. Bonds (Commonspirit Health), Series 2019-A-1, 4.00% 8/1/2044	12,060	11,009
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 8/1/2049	1,995	1,455
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2026)	2,900	2,900
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2040	1,500	1,429
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	13,660	11,566
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	8,800	8,810
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	8,420	8,273
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	13,440	13,387
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2044	1,340	1,393
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 4.00% 5/15/2052	1,600	1,401
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2054	12,350	12,543
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042 (b)	1,261	25
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	120	121
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	7,000	7,055
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 1/1/2040	7,785	7,413
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2041	2,000	2,140
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2043	1,550	1,646
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2044	1,500	1,586
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2049	5,500	5,665
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2053	4,200	4,287
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	285	285
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	1,290	1,292
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	575	577
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	2,355	2,366
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	2,075	2,090
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	415	418
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 11/1/2049	1,835	1,852
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 5/1/2050	3,040	3,005
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	5,395	5,395
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	3,290	3,304
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 5/1/2051	3,590	3,545
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	605	597
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	1,615	1,584
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	7,360	7,251
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	1,100	1,085
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	4,140	4,273
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-D, Class III, 5.75% 5/1/2053	7,895	8,286
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	9,125	9,821
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-L, Class III, 5.75% 11/1/2053	9,280	9,796
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	10,210	11,211
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	4,040	4,370
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	3,750	4,142
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	825	918
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	4,635	5,061
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	10,345	11,345
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	2,445	2,716

American Funds Tax-Exempt Income Funds	104

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	USD1,188	$1,171
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	5,365	5,156
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	1,500	1,424
Mesa County Valley School Dist. No. 51 (Grand Junction), GO Bonds, Series 2025, 5.25% 12/1/2049	1,000	1,056
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	2,572	2,573
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	3,885	3,885
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	2,615	2,709
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	14,700	17,071
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 1/15/2033	500	501
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	1,570	1,574
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2035	2,645	2,619
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	1,450	1,423
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, AGI, 5.00% 12/1/2044	800	831
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, AGI, 5.00% 12/1/2049	1,250	1,267
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	1,575	1,576
Thompson School Dist. No. R2-J, GO Bonds, Series 2026, 5.50% 12/15/2043	2,135	2,411
Thompson School Dist. No. R2-J, GO Bonds, Series 2026, 5.50% 12/15/2044	2,000	2,246
Thompson School Dist. No. R2-J, GO Bonds, Series 2026, 5.50% 12/15/2045	2,635	2,944
City of Thornton, Homestead Hills Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050 (a)	975	920
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Rev. Ref. and Improvement Bonds, Convertible CAB, Series 2022-A, 3.375% 12/1/2052	4,411	3,315
Villages at Johnstown Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	2,040	1,866
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2048	1,000	1,055
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2049	1,000	1,051
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2050	1,000	1,047
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2055	7,500	7,780
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	4,353	3,838
		485,544
Connecticut 0.64%
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2046	2,340	875
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2047	2,370	809
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2047	2,250	795
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2048	2,490	823
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2049	3,750	1,161
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	125	129
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	310	317
GO Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2029	1,000	1,069
GO Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2030	1,000	1,084
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2042	800	764
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2043	500	474
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	210	214
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2029	910	931
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	785	802
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2037	3,210	3,247

105	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2040	USD1,000	$1,004
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 7/1/2052	8,000	7,136
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2020-T, 4.00% 7/1/2055	3,430	3,003
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-3, 4.40% 12/15/2031	560	561
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2050 (a)	735	664
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	3,750	3,532
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	25,475	25,756
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2035	2,545	2,524
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2036	5,880	5,781
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	3,045	2,891
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	3,085	2,899
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	1,995	1,836
Health and Educational Facs. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2016-CT, 5.00% 12/1/2045	5,930	5,935
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 11/15/2032	1,565	1,488
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 11/15/2032	470	448
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 5/15/2033	405	393
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 11/15/2035	1,000	839
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 11/15/2036	4,850	4,261
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 11/15/2037	3,825	3,586
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	775	779
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	1,755	1,753
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 5/15/2044	6,885	6,816
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2015-A, 3.85% 5/15/2045	1,090	988
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	2,805	2,817
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	530	532
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 5/15/2047	775	778
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	90	90
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	125	125
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	190	190
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	1,465	1,478
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	1,205	1,184
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	4,490	4,522
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 11/15/2051	1,340	1,015
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,080	1,070
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-A, 5.25% 11/15/2053	10,190	10,718
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-E-1, 3.25% 11/15/2054	2,120	1,535
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	1,265	1,350
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	4,690	5,105
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	4,465	4,468
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	2,924	2,947
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-A, 5.00% 5/1/2035	500	537
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 5/1/2040	2,000	2,087
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	5,540	5,573
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	11,250	11,305
		157,793
Delaware 0.12%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	280	278
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2039	720	710
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2049	1,800	1,646
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2054	835	747
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	3,025	2,978

American Funds Tax-Exempt Income Funds	106

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Delaware (continued)
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	USD4,270	$4,245
Health Facs. Auth., Rev. Bonds (Christiana Care Health System), Series 2026, 5.25% 10/1/2051	2,200	2,297
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	1,415	1,519
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2039	4,205	4,141
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2044	3,000	2,810
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 6/1/2055	8,355	8,355
		29,726
District of Columbia 1.05%
GO Bonds, Series 2026-B, 5.00% 6/1/2033	1,190	1,322
GO Bonds, Series 2017-D, 5.00% 6/1/2036	7,250	7,343
GO Bonds, Series 2024-A, 5.00% 8/1/2040	1,500	1,613
GO Bonds, Series 2016-D, 5.00% 6/1/2041	3,000	3,013
GO Bonds, Series 2023-A, 5.00% 1/1/2042	1,000	1,057
GO Bonds, Series 2023-A, 5.00% 1/1/2043	5,855	6,176
GO Bonds, Series 2019-A, 5.00% 10/15/2044	2,500	2,567
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2032	7,775	8,043
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2033	5,110	5,275
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2035	3,655	3,761
GO Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2037	2,500	2,530
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	2,855	2,857
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	775	794
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	4,760	3,530
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-B-1, FHA, 2.55% 3/1/2042	4,715	3,529
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	5,000	4,180
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2042	10,000	10,807
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2046	19,285	20,391
Income Tax Secured Rev. Bonds, Series 2026-A, 5.25% 6/1/2051	5,000	5,285
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2032	425	468
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2042	1,360	1,460
Income Tax Secured Rev. Ref. Bonds, Series 2023-A, 5.25% 5/1/2048	4,500	4,721
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2050	2,500	2,639
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2036	4,705	4,225
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2040	12,340	10,238
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2043	3,650	3,535
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2033	2,100	2,244
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2034	2,005	2,134
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2039	2,020	1,991
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2049	3,155	2,721
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), CAB, Series 2010-A, AGI, 0% 10/1/2037	41,230	24,220
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), CAB, Series 2010-A, 0% 10/1/2037	2,000	1,163
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2031	3,100	2,587
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2033	6,565	5,032
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2036	5,880	3,887
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2038	27,130	16,025
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2040	23,255	12,253
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 10/1/2032	1,800	1,869
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, AGI, 4.00% 10/1/2053	32,970	28,277
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2042	365	365
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,385	4,271
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2026	2,500	2,509
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,650	1,692
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, AGI, 5.50% 10/1/2028	2,485	2,568
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 10/1/2049	4,200	4,249

107	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 10/1/2052	USD11,000	$11,043
Water and Sewer Auth., Public Utility Rev. Ref. Green Bonds, Series 2026-B, 5.00% 10/1/2034	1,860	2,088
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	2,330	2,190
		256,737
Florida 3.77%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-1, 4.00% 10/1/2030	295	295
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,490	1,392
County of Alachua, Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds, Series 2025-A, AGI, 5.00% 12/1/2035	6,850	7,467
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2037 (put 12/1/2026)	2,000	2,002
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 12/1/2036	1,285	1,286
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2028	1,135	1,167
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2032	480	490
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,800	1,804
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	5,190	5,084
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	6,550	6,330
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,000	895
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.125% 11/1/2051	1,000	824
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, AGI, 3.20% 5/1/2032	1,095	1,073
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, AGI, 3.00% 5/1/2052	5,600	3,860
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, AGI, 2.75% 9/1/2026	700	700
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, AGI, 3.00% 9/1/2027	385	385
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 12/15/2029 (a)	220	204
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2049 (a)	1,255	1,028
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	710	659
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	390	354
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029 (a)	525	521
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	12,810	11,258
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	8,405	9,162
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2043	3,500	3,579
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2044	31,000	32,026
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2048	1,565	1,585
Central Florida Expressway Auth., Rev. Bonds, Series 2024-A, AGI, 5.00% 7/1/2054	5,000	5,121
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2039	5,000	5,003
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2040	3,000	3,002
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 7/1/2041	2,500	2,348
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2042	1,550	1,568
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2020, 4.00% 5/1/2051	890	733
Cobblestone Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area Two), Series 2022-2, 4.30% 5/1/2053 (a)	1,100	919
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds, Series 2022, 4.00% 5/1/2042	1,000	889
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.125% 5/1/2027	995	988
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.25% 5/1/2028	1,015	998

American Funds Tax-Exempt Income Funds	108

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.375% 5/1/2029	USD1,040	$1,014
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.75% 5/1/2033	2,220	2,075
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 3.00% 5/1/2038	2,920	2,617
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	11,730	11,761
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 4.00% 5/1/2045	170	150
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	3,250	3,191
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	16,950	13,964
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2027	595	595
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2028	755	755
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.125% 5/1/2030	240	239
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	650	585
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2038	2,500	2,543
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2048	3,900	3,913
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	3,400	3,407
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	1,000	902
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	2,380	2,289
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	1,000	957
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056	1,250	1,183
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2045	700	578
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2045	1,600	1,665
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2046	2,200	2,273
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.25% 8/1/2051	4,085	4,226
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, AGI, 4.00% 2/1/2046	3,750	3,347
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,555	6,684
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2040 (preref. 6/1/2027)	1,405	1,420
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,160	1,173
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	175	174
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2036	500	508
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 10/1/2046	21,365	22,054
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 5/1/2037	545	521
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 5/1/2047	910	807
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	490	493
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	810	776
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2030	1,150	1,151
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2031	1,500	1,501
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2033	1,300	1,301
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2035	4,580	4,583
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2036	1,380	1,381
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2043	12,500	12,749
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2028	375	393

109	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2029	USD500	$533
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 10/1/2052	15,415	13,959
County of Hillsborough, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Riverside Apartments), Series 2026, 2.90% 12/1/2028 (put 12/1/2027)	420	417
Housing Fin. Auth., Multi Family Mortgage Rev. Bonds (Calusa Pointe II), Series 2026-B, 2.90% 2/1/2030 (put 2/1/2029)	605	600
Housing Fin. Auth., Multi Family Rev. Bonds (Cypress Oaks Apartments), Series 2025, 3.15% 12/1/2028 (put 12/1/2027)	1,600	1,600
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	250	250
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	390	392
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	3,820	3,839
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	1,610	1,592
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	330	329
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	5,475	5,413
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	3,240	3,186
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	2,150	2,308
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	6,330	6,916
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	19,130	19,879
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,970	2,126
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	835	904
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	890	972
Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Salix on Vine), Series 2024-E, 3.80% 6/1/2042 (put 6/1/2027)	7,250	7,253
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	340	336
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (New York Avenue Apartments), Series 2026-D, 2.80% 9/1/2043 (put 3/1/2029)	3,200	3,159
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 5/1/2035	905	892
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	500	502
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2029	1,000	1,024
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2030	3,450	3,531
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2031	3,985	4,242
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2032	1,830	1,983
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2033	2,190	2,234
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2033	850	947
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2034	665	743
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2035	4,250	4,256
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 10/1/2035	2,925	2,932
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2036	7,035	7,036
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2036	915	1,015
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2037	2,000	1,984
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2037	1,050	1,155
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2043	3,820	4,040
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2043	2,610	2,780
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2044	5,510	5,837
JEA, Electric System Rev. Bonds, Series 2026-A, 5.25% 10/1/2056	40,000	41,582
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033	4,565	4,658
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2037	1,000	1,002
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 10/1/2037	1,220	1,231
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,665	1,656
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,000	994
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	850	830
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	500	488
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 5.50% 5/1/2043	2,210	2,342
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 4.375% 5/1/2045	1,000	953
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 4.625% 5/1/2054	4,990	4,633
City of Lakeland, Energy System Rev. and Rev. Ref. Bonds, Series 2010-A, 5.25% 10/1/2036	1,230	1,377

American Funds Tax-Exempt Income Funds	110

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2034	USD2,085	$2,087
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2036	1,355	1,356
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.75% 5/1/2040	525	475
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.90% 5/1/2050	765	637
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 4.00% 5/1/2049 (a)	555	464
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2030	1,705	1,781
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2035	460	483
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.50% 5/1/2040	360	382
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	605	641
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	1,560	1,619
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	1,910	1,910
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Ref. Bonds (Country Club East Project), Series 2020, AGI, 2.625% 5/1/2037	250	194
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	245	239
County of Lee, Industrial Dev. Auth., Healthcare Facs. Improvement Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project), Series 2019, 5.00% 11/15/2049	125	125
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	2,000	1,969
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 4.50% 10/1/2036 (a)	775	764
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.25% 10/1/2044 (a)	1,725	1,726
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.75% 10/1/2050 (a)	215	217
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 6.00% 10/1/2061 (a)	125	126
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	4,205	4,215
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-2, 4.45% 11/15/2031 (a)	3,000	3,008
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.70% 11/15/2031 (a)	4,000	4,012
LTC Ranch West Residential Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area One Project), Series 2021-A, 3.45% 5/1/2041	1,000	834
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	1,710	1,714
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	180	180
County of Manatee, Heritage Harbour North Community Dev. Dist., Special Assessment Bonds, Series 2014, 5.00% 5/1/2034	800	823
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 3.00% 5/1/2031	655	637
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 3.00% 5/1/2034	1,060	985
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	630	630
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 5/1/2029	620	620
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2035	1,850	1,857
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2040	6,955	6,645
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2041	1,500	1,426
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2041	14,765	15,944
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2039	6,485	6,496

111	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2028	USD3,180	$3,184
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029	7,200	7,210
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2030	2,000	2,003
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	2,385	2,388
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2031	2,560	2,563
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2031	3,300	3,304
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2034	1,000	1,001
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2046	3,150	2,840
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2017, 5.00% 8/1/2047	2,515	2,523
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	24,950	21,948
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Yaeger Plaza Project), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	1,000	1,000
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	4,795	4,016
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 11/1/2031	300	287
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 11/1/2036	560	533
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 11/1/2046	1,240	1,069
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM, 5.00% 9/1/2040	1,190	1,197
City of Miami Beach, Parking Rev. Bonds, Series 2015, 5.00% 9/1/2045	2,500	2,513
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, AGI, 5.00% 2/1/2044	5	5
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2039	2,005	2,088
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2040	1,425	1,476
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2041	1,600	1,645
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2042	1,785	1,827
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2043	1,775	1,810
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	160	160
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2035	2,200	2,202
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040	3,000	3,001
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	7,950	7,951
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2033	3,000	3,263
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2034	5,000	5,017
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2035	8,075	8,809
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2036	3,000	3,010
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032	500	533
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2036	5,345	5,268
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	29,760	27,473
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	33,335	29,072
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2024, 5.00% 8/1/2054	2,105	2,055
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046	16,085	16,103
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046 (preref. 10/1/2026)	1,835	1,842
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2036	750	832
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	12,555	12,976
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2026-A, 5.00% 10/1/2033	710	793

American Funds Tax-Exempt Income Funds	112

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2035	USD8,000	$8,922
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	2,415	2,678
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	4,000	3,771
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 8/15/2049	1,000	871
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	5,040	5,050
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	5,190	5,212
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	900	851
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	3,040	3,088
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.50% 5/15/2051	990	997
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.625% 5/15/2061	4,495	4,504
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2022, 5.125% 5/1/2051	500	474
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2037	250	274
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2038	225	245
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2039	500	541
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	3,350	3,556
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.25% 5/1/2027	365	365
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.40% 5/1/2028	380	381
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.50% 5/1/2029	385	386
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.875% 5/1/2033	1,705	1,711
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 4.125% 5/1/2039	1,595	1,562
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 5/1/2035	235	236
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2040	1,200	1,175
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2043	2,000	1,948
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	3,000	2,803
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 9/1/2050	5,000	4,863
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	2,970	2,456
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2030	1,750	1,751
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,000	1,000
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,000	1,000
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	2,900	2,900
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.25% 5/1/2027	2,440	2,413
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.25% 5/1/2027	1,055	1,043
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2022-B, 2.625% 5/1/2027	355	352
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.125% 5/1/2027	1,125	1,125
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.125% 5/1/2027	440	440
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.30% 5/1/2028	1,075	1,048
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.40% 5/1/2028	2,500	2,442
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.25% 5/1/2028	1,165	1,166
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.25% 5/1/2028	455	456

113	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.40% 5/1/2029	USD1,105	$1,064
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.50% 5/1/2029	2,560	2,472
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2033	5,515	5,224
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 3.00% 5/1/2033	2,380	2,250
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2037	6,225	5,465
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/1/2039	810	739
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 3.00% 5/1/2040	4,030	3,319
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 5/1/2036	985	974
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	5,935	4,858
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	475	369
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	1,015	1,016
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	110	110
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.375% 5/1/2028	380	369
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.875% 5/1/2033	975	848
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2038	975	811
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2033	355	360
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,125	1,105
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 3, Phase 1), Series 2021, 3.50% 5/1/2041	630	528
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 3.00% 5/1/2035	675	614
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	5,000	4,750
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,407	1,332
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013 (b)	1,726	1,174
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2027	270	272
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2028	270	272
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2029	280	282
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,050	1,050
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2036	830	542
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2038	1,000	586
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2041	1,000	495
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2045	1,850	727
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2053	5,050	1,235
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2033	1,000	1,001
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2035	2,000	2,002
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2040	4,555	4,558
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,500	1,501

American Funds Tax-Exempt Income Funds	114

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	USD16,430	$14,049
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 7/1/2047	5,150	5,177
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 7/1/2042	40,550	38,074
Triple Creek Community Dev. Dist., Special Assessment Bonds (Villages Q & R Project), Series 2021, 3.125% 11/1/2041 (a)	400	321
US Fncg. Corp., Capital Improvement Rev. Ref. Bonds (Student Housing Project), Series 2025, 5.00% 7/1/2035	1,300	1,439
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2052	140	112
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030 (a)	405	405
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	430	430
Village Community Dev. Dist. No. 14, Special Assessment Rev. Bonds, Series 2022, 5.50% 5/1/2053	1,800	1,817
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.875% 5/1/2045	1,700	1,692
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 6/1/2045	2,500	2,397
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	3,660	3,362
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.875% 5/1/2047	4,930	4,198
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.375% 5/1/2050	3,585	3,149
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 2.85% 5/1/2036	295	258
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050	13,560	10,589
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	1,985	1,508
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	3,420	2,466
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039 (a)	690	665
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	505	484
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	1,420	1,410
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	6,150	5,717
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	2,440	2,408
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	925	889
		923,096
Georgia 1.99%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2040	1,485	1,576
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2041	1,590	1,679
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2042	1,530	1,610
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	1,160	1,189
City of Atlanta, Airport General Rev. Bonds, Series 2022-A, 5.00% 7/1/2047	3,000	3,101
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2049	7,430	7,690
City of Atlanta, Airport General Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053	3,160	3,234
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2054	5,000	5,128
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2041	4,340	4,205
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	7,000	7,266
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2039	29,030	30,044
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2023-D, 5.00% 7/1/2044	18,500	19,488
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (a)	600	568

115	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	USD1,210	$1,060
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	4,720	3,817
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, NATL, 5.50% 11/1/2027	2,330	2,380
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2033	1,000	1,022
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2034	1,000	1,020
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2039	850	818
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	155	158
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	190	198
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	165	174
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2034	1,000	1,071
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2035	1,000	1,067
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2036	1,000	995
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2037	1,500	1,490
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2034	1,410	1,447
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2035	1,580	1,618
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2036	1,230	1,258
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2037	1,075	1,097
Brookhaven Dev Auth., Rev. Bonds (Children’s Healthcare of Atlanta, Inc.), Series 2019-A, 4.00% 7/1/2049	6,250	5,635
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	3,065	2,706
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	32,525	20,518
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	4,704
County of Clarke Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 7/1/2046	2,935	2,935
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2030	300	305
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2030 (preref. 7/15/2027)	200	204
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033	825	837
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033 (preref. 7/15/2027)	545	557
County of Columbia, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2023-A, 5.125% 4/1/2053	2,750	2,796
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 7/1/2036	1,500	1,515
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,058
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2031	1,000	1,055
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,052
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2036	1,000	994
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2038	1,000	979
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2039	1,000	971
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2040	1,000	958
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2041	1,000	945
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2049	5,325	5,445
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	6,425	6,510

American Funds Tax-Exempt Income Funds	116

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Fulton, Dev. Auth., Tech Facs. Rev. Bonds (Curran Street Residence Hall Project), Series 2024, 5.00% 6/15/2056	USD17,000	$17,327
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	3,695	3,695
GO Rev. Ref. Bonds, Series 2026-A-2, 5.00% 7/1/2046	4,000	4,295
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2031	1,000	1,015
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2034	1,500	1,520
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2036	5,405	5,467
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation XIV, LLC Project), Series 2026-B, 5.00% 1/1/2044	1,845	1,935
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation XIV, LLC Project), Series 2026-B, 5.00% 1/1/2045	1,250	1,305
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 6/15/2030	2,250	2,253
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2034	1,125	1,170
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2035	1,250	1,297
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 6/15/2028	1,800	1,869
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	710	711
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-A, 3.70% 6/1/2049	635	541
Housing Auth., Multi Family Housing Rev. Bonds (Cahec GA Portfolio II Project), Series 2025, 3.15% 2/1/2029 (put 2/1/2028)	2,335	2,335
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,044
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	1,140	1,145
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	10,525	10,525
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	2,000	2,101
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	7,825	8,242
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	7,485	7,868
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	21,465	22,621
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	26,260	27,829
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	32,510	34,516
Medical Center Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2019-B, 5.00% 7/1/2054 (put 7/1/2029)	3,555	3,712
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2043	1,500	1,613
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.25% 7/1/2050	1,000	1,063
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	7,335	7,583
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Green Bonds, Series 2026-A, 5.00% 7/1/2043	1,000	1,088
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Green Bonds, Series 2026-A, 5.00% 7/1/2045	825	888
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 7/1/2049 (put 8/1/2026)	2,000	1,998
Municipal Electric Auth., General Resolution Projects Bonds, Series 2016-A, 5.00% 1/1/2028	5,500	5,528
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2034	1,500	1,619
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2035	1,250	1,344
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2036	875	937
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2034	8,250	8,480
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 4.00% 1/1/2040	720	697
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 4.00% 1/1/2051	2,345	2,051
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 5.00% 1/1/2056	8,750	8,598
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	11,250	11,251
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 5.00% 1/1/2062	4,500	4,527
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 4.00% 1/1/2040	800	774
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2056	5,000	4,913
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2062	2,000	2,012
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	1,320	1,203
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	5,000	5,003
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	800	765
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028	13,450	13,518
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2032	1,450	1,508

117	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2033	USD1,200	$1,246
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	13,635	14,719
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2035	1,855	1,919
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2037	2,240	2,306
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2038	2,000	2,120
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2039	1,215	1,244
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2044	8,460	8,576
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2046	6,710	6,886
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	4,000	3,559
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 1/1/2051	7,000	6,122
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	4,205	4,647
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 4/1/2041	1,000	938
County of Richmond, Hospital Auth., Rev. Anticipation Certs. (University Health Services, Inc. Project), Series 2016, 5.00% 1/1/2028	1,135	1,137
Savannah Housing Auth., Multi Family Rev. Bonds (Montgomery Landing Project), Series 2025, 3.15% 7/1/2043 (put 7/1/2028)	1,975	1,975
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 8/1/2038	2,500	2,509
County of Spalding, Griffin-Spalding County Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 4/1/2047	1,335	1,121
		486,470
Guam 0.13%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2028	665	680
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	1,750	1,813
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2030	600	627
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	5,000	4,924
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	1,425	1,514
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2037	1,500	1,609
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	925	986
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	6,510	6,095
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,000	1,033
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2031	1,000	1,002
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2033	1,400	1,402
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,360	1,306
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2027	2,615	2,623
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 7/1/2048	3,245	3,260
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2035	1,885	1,903
		30,777
Hawaii 0.43%
Airports System Rev. Bonds, Series 2018-D, 5.00% 7/1/2030	2,960	3,183
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2042	750	805
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	1,380	1,481
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2043	1,000	1,068
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	3,000	3,206
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	3,245	3,450
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2045	1,750	1,852
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	1,360	1,439
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2049	29,810	31,274
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 7/1/2036	3,770	3,802
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2037	600	601
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2038	875	876
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2040	425	417
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2030	1,725	1,728
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2032	1,000	1,002

American Funds Tax-Exempt Income Funds	118

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2032	USD795	$878
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2033	1,650	1,652
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2034	1,140	1,142
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2035	2,750	2,754
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2035	3,935	4,026
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2036	2,100	2,105
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2036	1,500	1,502
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2036	2,500	2,555
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2037	2,745	2,748
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2037	3,270	3,337
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2037	2,800	3,105
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	2,000	1,699
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2044	2,000	1,933
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2025-A, 5.00% 7/1/2033	1,000	1,115
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.00% 7/1/2045	1,000	1,060
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2035	3,500	3,509
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2037	6,190	6,202
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2038	7,000	7,006
		104,512
Idaho 0.27%
Building Auth., Sales Tax Rev. Education Bonds (School Modernization Facs. Fund), Series 2024-A, 5.00% 6/1/2030	1,015	1,095
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2042	1,115	1,128
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047	5,750	5,783
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	1,750	1,750
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,050	6,051
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	13,680	13,719
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2034	400	403
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2041	850	800
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2046	2,720	2,452
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2038	2,065	2,041
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2039	3,445	3,364
Housing and Fin. Assn., Multi Family Housing Rev. Bonds (Domes Church Apartments), Series 2025, 3.35% 6/10/2050 (put 12/1/2027)	1,410	1,412
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.00% 8/15/2036	1,000	1,097
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2047	5,000	5,181
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049	3,200	2,972

119	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Idaho (continued)
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	USD1,500	$1,378
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	1,050	1,056
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-C, FHA, 4.00% 1/1/2050	450	453
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	8,005	8,604
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	4,085	4,447
		65,186
Illinois 7.63%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 6/15/2033	3,500	3,592
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	25,060	25,338
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,775	4,820
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	4,500	4,560
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	2,060	2,060
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,510	1,496
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	1,945	1,889
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	5,500	5,279
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	3,000	2,925
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	3,000	2,855
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	925	874
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	10,000	9,053
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	13,295	13,539
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	6,755	6,894
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	21,595	21,702
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	21,880	22,772
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	2,680	2,687
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	3,005	3,012
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	5,500	5,552
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2027	1,500	1,514
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2027	325	329
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	1,150	1,199
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	9,800	10,214
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029	1,000	1,012
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2029	7,550	7,840
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2029	525	538
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	5,115	5,143
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	1,250	1,262
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2030	200	207
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC, 5.50% 12/1/2030	3,255	3,397
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2031	750	770
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2032	350	361
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2034	11,840	11,853
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	10,000	10,011

American Funds Tax-Exempt Income Funds	120

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	USD7,500	$6,868
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	2,059
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	4,660	4,660
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2035	1,745	1,836
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	3,055	3,027
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	2,000	1,905
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	31,955	27,464
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2041	17,000	17,884
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,375	2,861
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	8,330	8,731
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	10,115	10,332
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	8,585	8,972
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	1,000	923
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	5,555	5,777
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	10,225	10,166
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	18,035	16,326
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	16,215	12,848
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 2019-A, 0% 12/1/2027	415	396
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	6,720	6,164
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	4,915	5,008
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	9,403	8,527
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2042	2,175	2,111
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	1,030	1,097
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	1,815	1,882
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	3,000	2,962
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	210	176
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	3,445	3,534
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2032	2,000	2,037
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2036	1,250	1,269
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2038	6,150	6,251
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 4.00% 1/1/2044	4,305	4,025
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 1/1/2052	5,000	5,007
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 1/1/2053	14,375	14,433
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2056	7,000	7,224
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-D, 5.00% 1/1/2032	5,000	5,450
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2022-D, 4.00% 1/1/2044	3,975	3,758
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC, 5.25% 3/1/2027	1,000	1,012
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	17,135	16,330
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 2019-A, 0% 12/1/2026	3,700	3,658
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	5,305	4,667

121	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	USD6,320	$5,084
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	4,000	3,217
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 12/1/2026 (a)	447	445
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 12/1/2027 (a)	683	674
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 12/1/2028 (a)	973	954
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 12/1/2029 (a)	1,196	1,164
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 12/1/2030 (a)	938	907
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 12/1/2031 (a)	1,355	1,300
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 12/1/2032 (a)	739	706
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2028	3,900	4,039
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2042	1,100	1,166
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.25% 12/1/2051	16,950	17,714
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.50% 12/1/2056	6,560	6,889
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2046	13,000	13,020
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049	7,645	6,715
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	30,750	30,768
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, AGI, 5.00% 12/1/2051	11,500	11,509
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	5,500	5,543
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,000	1,682
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	26,855	27,073
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	2,135	2,214
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	2,845	2,922
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, AGI, 5.50% 1/1/2030	640	669
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2031	2,500	2,518
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2032	6,600	6,645
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2034	8,000	8,049
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2034	3,975	4,308
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2036	500	537
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2037	1,250	1,337
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2038	2,915	2,929
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2038	1,570	1,672
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2039	4,000	4,242
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2040	1,000	1,058
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2041	995	1,047
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2042	1,500	1,574
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2043	2,000	2,093
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2044	1,220	1,270
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2047	21,165	21,185
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	500	424
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.25% 1/1/2053	11,135	11,478
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, NATL, 0% 1/1/2027	2,930	2,890
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, NATL, 0% 1/1/2028	4,665	4,446
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	2,125	2,136
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	4,000	4,022
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	5,485	5,515
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2030	3,100	3,117
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2030	1,810	1,939
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2040	2,000	2,088
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2041	5,500	5,727
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2042	6,750	7,007
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2043	6,645	6,881
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2044	8,000	8,244
City of Chicago, Water Rev. Bonds, Series 2023-A, AGI, 5.25% 11/1/2053	1,000	1,030

American Funds Tax-Exempt Income Funds	122

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 2023-A, AGI, 5.00% 11/1/2058	USD3,340	$3,367
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2035	680	728
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2036	1,200	1,219
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2036	2,000	2,132
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2036	2,780	3,006
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2037	1,005	1,066
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2038	2,750	2,903
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2039	1,350	1,419
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.00% 11/1/2045	2,000	2,060
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.00% 11/1/2051	16,115	16,191
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2064	7,635	7,603
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.50% 11/1/2066	6,415	6,662
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2029	15,000	15,895
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2001-A, NATL, 6.00% 7/1/2031	8,785	9,534
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-B, NATL, 5.75% 6/1/2033	9,630	10,550
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, NATL, 6.00% 7/1/2033	17,820	19,939
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	19,960	22,331
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2027	5,000	5,095
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	9,635	9,660
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2027	6,830	6,872
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2030	1,350	1,357
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2031	6,000	6,030
County of Cook, GO Rev. Ref. Bonds, Series 2018, 5.00% 11/15/2034	1,000	1,004
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2032	7,645	7,811
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2033	5,000	5,101
County of Cook, Sales Tax Rev. Bonds, Series 2018, 4.00% 11/15/2037	2,170	2,146
County of Cook, Sales Tax Rev. Bonds, Series 2022-A, 5.25% 11/15/2045	1,000	1,047
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2032	580	607
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2037	780	807
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2038	760	784
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2044	3,250	3,321
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2049	6,455	6,516
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2051	1,000	1,007
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,000	1,002
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2037	565	566
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2047	210	201
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 11/1/2030	1,640	1,684
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2030	2,625	2,644
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 3/1/2038	3,850	3,760
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2033	2,155	2,171
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2033 (preref. 2/15/2027)	345	349
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034	1,575	1,586
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	320	324
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2029	2,000	2,017
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2030	1,000	1,002
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2032	1,000	1,001
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2033	1,150	1,151
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2034	1,310	1,311
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	982

123	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2029 (preref. 1/1/2027)	USD3,000	$3,028
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)	5,100	5,147
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2033 (preref. 1/1/2027)	5,000	5,046
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2034 (preref. 1/1/2027)	3,000	3,028
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	5,000	5,046
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2036 (preref. 1/1/2027)	1,500	1,514
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045 (b)	1,984	60
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2039	6,000	5,598
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,000	2,778
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	5,540	4,254
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	12,245	12,382
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 7/15/2047	8,485	7,608
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 5/15/2028	2,450	2,453
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 5/15/2039	5,330	4,495
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	5,000	3,418
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2027	4,015	4,037
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	3,250	3,268
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2030	755	759
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,460	1,468
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,750	1,760
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	430	421
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040	450	415
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021, 4.00% 5/1/2045	4,355	3,787
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	4,645	3,798
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2030	3,615	3,648
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2031	3,000	3,025
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	740	745
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2035	13,855	15,251
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	4,320	4,131
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039	4,620	4,353
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	20,450	15,315
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 8/15/2053 (put 8/15/2031)	3,395	3,629
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025-B-1, 4.10% 5/1/2031	4,670	4,632
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2055	460	451
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 4.00% 8/15/2041	6,220	5,847
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039	1,000	1,086
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2044	1,300	1,381
Fin. Auth., Rev. Bonds (University of Chicago), Series 2023-A, 5.25% 5/15/2048	6,360	6,597
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 7/1/2036	2,000	2,123
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2037	9,900	9,847
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2039	2,500	2,411
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2040	6,500	6,160
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	680	722
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,013
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2035	5,400	5,467
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 8/15/2037	2,000	1,928
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2026	585	584
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2027	1,095	1,090
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	1,075	963
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2030	1,000	1,002
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2035	1,000	1,002
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 10/1/2040	7,500	6,873
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2034	3,000	3,209
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2038	3,605	3,543
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	4,505	4,382
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	8,915	7,555
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2031	2,500	2,508
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2032	3,500	3,511
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	2,600	2,608
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	1,000	1,003
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,530
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	11,250	11,092

American Funds Tax-Exempt Income Funds	124

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 12/1/2027	USD3,585	$3,573
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2028	335	335
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	310	308
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2032	1,600	1,610
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	1,460	1,352
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 10/1/2039 (put 10/1/2029)	11,000	10,614
GO Bonds, Series 2017-D, 5.00% 11/1/2026	17,280	17,366
GO Bonds, Series 2017-D, BAM, 5.00% 11/1/2028	4,555	4,666
GO Bonds, Series 2016, 5.00% 11/1/2029	700	703
GO Bonds, Series 2017-C, 5.00% 11/1/2029	6,550	6,697
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	3,158	3,138
GO Bonds, Series 2016, 5.00% 1/1/2030	4,200	4,205
GO Bonds, Series 2020, 5.50% 5/1/2030	6,235	6,530
GO Bonds, Series 2021-B, 4.00% 1/1/2033 (a)	2,913	2,825
GO Bonds, Series 2016, 5.00% 1/1/2033	1,455	1,456
GO Bonds, Series 2017-A, 5.00% 12/1/2036	7,500	7,609
GO Bonds, Series 2020-C, 4.00% 10/1/2037	2,250	2,181
GO Bonds, Series 2016, 5.00% 11/1/2037	3,500	3,507
GO Bonds, Series 2016, 5.00% 11/1/2038	6,500	6,512
GO Bonds, Series 2019-B, 4.00% 11/1/2039	5,155	4,890
GO Bonds, Series 2021-B, 3.00% 12/1/2041	3,000	2,397
GO Bonds, Series 2026-C, 5.25% 4/1/2044	5,000	5,299
GO Bonds, Series 2024-B, 5.25% 5/1/2044	2,500	2,618
GO Bonds, Series 2019-C, 4.00% 11/1/2044	1,000	907
GO Bonds, Series 2026-C, 5.25% 4/1/2045	15,000	15,787
GO Bonds, Series 2024-B, 5.25% 5/1/2045	2,000	2,085
GO Bonds, Series 2026-C, 5.25% 4/1/2046	25,000	26,116
GO Bonds, Series 2024-B, 5.25% 5/1/2047	2,620	2,698
GO Bonds, Series 2025-F, 5.25% 9/1/2047	11,980	12,317
GO Bonds, Series 2024-B, 5.25% 5/1/2048	2,230	2,285
GO Bonds, Series 2026-C, 5.50% 4/1/2051	22,245	23,288
GO Rev. Ref. Bonds, Series 2019-B, 5.00% 9/1/2027	2,025	2,069
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2029	2,055	2,150
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	2,245	2,402
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	640	640
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	3,445	3,457
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 6/1/2043	435	366
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	6,480	6,383
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025, 3.15% 7/1/2029 (put 8/1/2028)	355	355
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2023, 2.80% 8/1/2028 (put 4/1/2028)	1,265	1,256
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	440	440
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	940	942
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	1,575	1,584
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	5,525	5,532
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	8,480	8,491
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	8,460	8,369
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	2,065	2,040
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	10,500	10,337
Housing Dev. Auth., Rev. Bonds, Series 2022-G, 6.25% 10/1/2052	7,700	8,198
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	920	979
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	10,085	11,060
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	5,510	5,918
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	1,435	1,535
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	2,170	2,369
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	2,055	2,220
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	3,375	3,760
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	9,835	10,808
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2028	735	759

125	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2029	USD1,840	$1,894
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2030	930	956
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2030	1,390	1,428
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2032	1,000	1,025
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2034	1,000	1,023
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2036	250	255
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2038	425	432
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2043	1,300	1,355
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2044	1,300	1,350
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2045	1,575	1,628
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.25% 1/1/2050	10,000	10,335
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	1,220	1,073
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	5,150	3,265
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	6,310	5,944
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 12/15/2029	10,000	8,943
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	6,010	5,040
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	3,625	2,793
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	15,000	11,046
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	3,000	2,159
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	8,435	5,786
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 12/15/2045	1,000	1,000
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	550	551
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028	1,500	1,534
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-A, 5.00% 6/15/2029	4,000	4,083
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	1,690	1,690
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	8,315	7,728
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 12/15/2045	1,400	1,414
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,000	1,743
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	9,630	8,174
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 6/15/2050	4,000	3,470
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,935	9,862
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	3,050	2,540
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,475	1,467

American Funds Tax-Exempt Income Funds	126

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	USD6,605	$6,508
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2035	2,760	1,886
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2036	1,350	897
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2036	2,375	1,538
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	585	358
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2038	2,500	1,442
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	15,000	6,582
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	8,500	2,020
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, AGI, 0% 12/15/2056	25,000	5,331
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2028	625	643
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2029	410	427
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2030	450	474
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2031	500	522
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2032	1,225	1,276
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2033	2,270	2,357
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2034	1,560	1,613
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2035	1,000	989
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2037	1,140	1,114
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	1,000	956
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	495	466
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	1,000	931
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	1,000	918
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	460	432
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2036	1,295	1,351
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM, 5.00% 1/1/2037	1,280	1,335
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2039	4,630	4,452
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	4,630	4,977
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	1,250	1,349
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2036	20,000	21,729
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	6,755	7,283
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	8,500	9,101
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2039	3,000	3,094
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	5,000	5,243
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	15,340	16,081
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	1,500	1,580
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2044	5,550	5,789
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	5,000	5,191
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	3,890	4,014
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2046	14,190	14,632
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.00% 6/15/2027	1,025	1,030

127	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM, 5.00% 6/15/2029	USD5,880	$6,136
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2030	1,000	1,031
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	4,755	4,763
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	3,500	3,505
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	5,000	5,007
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2034	1,000	1,001
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2035	3,055	3,059
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2036	2,000	2,002
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2036	2,000	2,002
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2037	1,500	1,502
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2037	1,900	1,902
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2038	4,000	4,077
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2039	5,745	5,701
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	7,500	7,524
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	3,500	3,503
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2040	1,000	1,046
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2041	22,580	22,597
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2042	7,750	7,865
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2044	2,000	1,907
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	5,500	5,639
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2044	10,940	11,504
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2045	13,465	13,894
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 4.00% 1/1/2046	4,370	4,093
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	5,000	5,492
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	5,725	6,247
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, BAM, Series 2021-A, 3.00% 4/1/2036	2,355	2,118
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021-A, BAM, 3.00% 4/1/2033	3,295	3,105
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2042	5,000	5,371
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2044	2,795	2,983
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	2,714	2,714
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.25% 3/1/2027	1,349	1,346
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	990	990
		1,869,075
Indiana 1.16%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 11/1/2051	10,885	10,894
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2042	10,500	11,102
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2043	25,000	26,284
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	15,900	16,978
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2045	5,000	5,310
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-3, 5.00% 10/1/2059 (put 10/1/2033)	4,820	5,243
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-2, 5.00% 10/1/2063 (put 10/1/2031)	11,550	12,428
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2034	725	733
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2038	2,045	1,846
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2039	1,820	1,616
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	8,005	6,844
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2045	10,000	8,725
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	12,382
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 4.00% 12/1/2040	3,500	3,221
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	2,490	2,421
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	6,275	6,404
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	1,620	1,543

American Funds Tax-Exempt Income Funds	128

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	USD2,845	$2,766
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2038	10,000	10,736
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2041	3,000	3,170
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	4,795	5,025
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	420	423
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	4,380	4,384
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	4,255	4,082
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	2,545	2,375
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2027	1,000	1,005
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2016-E, 5.00% 2/1/2030 (preref. 8/1/2026)	775	775
Fin. Auth., Utility Rev. Bonds (Citizens Wastewater of Westfield Project), Series 2024-A, 5.25% 10/1/2044	8,000	8,527
Fin. Auth., Utility Rev. Bonds (Citizens Water of Westfield Project), Series 2024-A, 5.25% 10/1/2044	13,000	13,838
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 10/1/2039	2,000	1,699
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2023-A, 5.00% 10/1/2039	1,075	1,149
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2041	1,500	1,602
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2044	3,020	3,202
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2014-A, 4.00% 10/1/2046 (preref. 10/1/2031)	2,000	1,841
County of Hamilton, Westfield Washington Multi School Building Corp., Ad Valorem Property Tax First Mortgage Bonds, Series 2024-A, BAM, 5.25% 7/15/2043	2,000	2,133
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	2,665	2,191
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 1/1/2049	925	924
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	1,395	1,399
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	845	834
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 7/1/2051	1,745	1,726
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	1,975	1,933
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 7/1/2052	6,925	6,789
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	865	892
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2034	1,170	1,236
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2035	1,230	1,296
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2036	1,295	1,360
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2037	1,355	1,419
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 1/1/2044	5,100	5,221
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2048	2,000	2,043
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 1/1/2050	28,785	26,104
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2053	4,500	4,552
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.50% 1/1/2053	1,000	1,036
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	21,010	21,175
		284,836
Iowa 0.32%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2/15/2033	8,650	8,650
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	115	116
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2048	215	207
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	1,305	1,286
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 7/1/2047	305	306
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	545	549
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	400	398
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 1/1/2050	1,310	1,312
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	3,535	3,491
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-J, 6.00% 7/1/2052	2,610	2,766
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2023-G, 6.25% 7/1/2053	4,040	4,358
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	5,000	5,246

129	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	USD32,950	$32,999
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2035	2,000	2,004
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2037	2,900	2,867
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2039	2,145	2,082
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	26,180	3,705
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	7,000	4,715
		77,057
Kansas 0.17%
Dev. Fin. Auth., Multi Family Housing Rev. Bonds (Floret Hill), Series 2026-F, 3.05% 12/1/2043 (put 12/1/2028)	450	448
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	1,000	996
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2042	2,000	2,088
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2047	2,750	2,825
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-B-1, 4.20% 6/1/2032	1,065	1,058
Unified School Dist. No. 233, GO Rev. Ref. and Improvement Bonds, Series 2026-A, BAM, 5.00% 9/1/2045	5,000	5,301
Unified School Dist. No. 233, GO Rev. Ref. and Improvement Bonds, Series 2026-A, BAM, 5.00% 9/1/2046	4,000	4,211
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047 (preref. 3/1/2027)	3,245	3,289
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2026-A, 5.50% 3/1/2054	12,710	13,487
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	420	418
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	7,355	7,387
		41,508
Kentucky 1.27%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2035	465	450
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	1,100	1,062
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	3,450	3,480
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	6,315	6,352
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 4.00% 12/1/2041	1,000	943
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	11,700	11,755
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2047	2,965	2,965
Econ. Dev. Fin. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2044	5,045	5,126
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,255	1,257
Housing Corp., Multi Family Housing Rev. Bonds (Meadows at Mcneely Lake Apartments), Series 2025, 3.15% 5/1/2030 (put 5/1/2029)	2,750	2,740
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	2,560	2,807
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	1,685	1,816
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	2,175	2,358
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-B, 4.25% 1/1/2054	1,850	1,664
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	4,085	4,100
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,000	1,004
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	4,280	4,289
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2036	11,800	11,824

American Funds Tax-Exempt Income Funds	130

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2037	USD2,500	$2,567
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2038	2,300	2,356
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2040	1,505	1,419
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	2,500	1,980
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 10/1/2047 (put 10/1/2029)	8,135	8,510
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2047	7,500	7,319
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	3,220	3,060
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,250	1,055
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2005-A, 3.80% 2/1/2035	1,355	1,322
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2028	1,500	1,505
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2032	2,610	2,619
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2032	2,500	2,705
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2033	2,185	2,192
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2034	1,500	1,631
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2035	1,300	1,417
City of Pikeville, Educational Facs. Rev. Bond Anticipation Notes (University of Pikeville - College of Dental Medicine), Series 2026, 3.80% 8/1/2028	1,395	1,392
Public Energy Auth., Gas Supply Rev. Bonds, Series 2026-A, 5.00% 6/1/2034	30,975	31,730
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	7,125	7,163
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	6,880	7,131
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	27,800	28,811
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	36,320	38,358
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	61,295	63,865
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	3,335	3,000
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	15,910	13,701
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2028	6,955	7,201
		310,001
Louisiana 0.87%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2035	1,340	1,348
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	2,265	2,383
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2034	1,150	1,192
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 1/1/2037	1,000	992
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2040	1,625	1,662
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2041	1,710	1,745
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, AGI, 5.00% 8/1/2029	1,000	1,056
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	18,305	17,507
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2033	1,790	1,861
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2034	1,500	1,557
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2045	14,500	13,920
Grant Anticipation Rev. Bonds, Series 2023, 5.00% 9/1/2035	2,000	2,188
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	1,420	1,438
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	155	155
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	3,240	3,241
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	3,255	3,224
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	860	918
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, AGI, 5.00% 12/1/2026	1,000	1,007

131	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, AGI, 4.00% 12/1/2037	USD3,000	$2,995
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 10/1/2044	1,925	1,940
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, AGI, 5.00% 8/1/2030	2,000	2,028
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036	115	124
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	3,130	3,276
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	1,100	1,028
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	54,340	45,983
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM, 5.00% 10/1/2028	725	756
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2030	3,940	4,002
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2032	4,580	4,639
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2033	4,620	4,675
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2034	4,895	4,956
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2036	4,680	4,730
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2043	1,250	1,257
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	850	921
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	150	161
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	1,250	1,333
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, AGI, 5.00% 1/1/2034	2,000	2,131
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, AGI, 5.00% 1/1/2035	1,500	1,592
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2045	1,500	1,493
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 6/1/2050	2,400	1,960
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033	4,970	4,975
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	1,000	975
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2057	8,395	8,120
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2046	1,100	1,100
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	4,320	4,180
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	10,670	10,325
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	1,915	1,921
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	10,030	10,031
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2047	4,000	3,963
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2025-A, 5.50% 5/15/2055	5,000	5,229
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	1,400	1,403
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	11,980	11,903
		213,499
Maine 0.10%
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 11/15/2035	1,750	1,455
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.15% 11/15/2040	1,000	728
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.05% 11/15/2041	1,185	802
Housing Auth., Mortgage Purchase Bonds, Series 2018-A, 3.90% 11/15/2043	1,460	1,375
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.15% 11/15/2046	5,000	3,042
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 11/15/2049	325	326

American Funds Tax-Exempt Income Funds	132

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maine (continued)
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 11/15/2050	USD715	$717
Housing Auth., Mortgage Purchase Bonds, Series 2026-A, 6.00% 11/15/2056	1,735	1,895
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 7/1/2047	9,000	9,109
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 7/1/2050	6,000	6,107
		25,556
Maryland 0.95%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2029	1,090	1,091
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2030	1,000	1,001
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 1/1/2039	410	398
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2027	3,065	3,087
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2028	1,515	1,551
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,550	1,573
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2030	1,695	1,724
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2031	2,300	2,332
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2032	1,175	1,188
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2033	800	807
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2035	200	201
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2036	3,055	3,055
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2038	700	688
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2045	3,500	3,197
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	5,965	5,112
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2032	2,000	2,001
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2044	5,000	4,980
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 7/1/2039	2,215	2,216
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 7/1/2040	2,500	2,379
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	2,600	2,127
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 2.10% 9/1/2041	1,650	1,186
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	1,850	1,869
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 9/1/2049	1,185	1,187
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	7,480	7,455
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	8,845	8,839
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	4,590	4,555
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	4,270	4,219
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	24,645	24,242
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	15,220	16,154
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-E, 6.25% 3/1/2054	5,255	5,638
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054	1,960	2,059
Community Dev. Administration, Dept. of Housing and Community Dev., Rev. Bonds, Series 2021-C, 2.60% 1/1/2042	1,700	1,286
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2027	1,350	1,365
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2028	2,000	2,064
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2030	1,250	1,287
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2031	1,000	1,028
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2035	2,000	2,044
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	3,960	3,796
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 7/1/2029	250	250
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	1,000

133	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2027	USD135	$137
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2028	175	177
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2029	190	192
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2030	325	328
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2031	375	378
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2032	325	327
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2036	600	602
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034	3,000	2,865
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2036	1,940	2,151
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2046	5,000	5,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2043	700	709
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	2,190	2,203
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2036	2,835	2,837
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2045	13,000	13,002
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2026	4,290	4,293
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2032	800	802
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2033	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2034	1,800	1,805
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2035	1,270	1,274
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2036	1,500	1,506
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	1,640	1,650
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	330	330
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	2,110	2,113
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2050	2,995	2,944
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 7/1/2036 (a)	1,465	1,465
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	1,275	1,275
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, AGI, 5.00% 7/1/2032	1,150	1,151
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	3,258	3,275
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	1,800	1,527
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2037	1,000	884
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2037	2,000	2,006
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2038	1,750	1,517
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2038	1,225	1,218
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2045	9,500	9,171
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2040	850	918
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	3,010	2,962
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 2.125% 6/1/2036	2,630	2,152
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2018, 4.00% 6/1/2038	3,900	3,905
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	1,000	921
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	4,520	4,128
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2053	10,000	9,097
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2053	1,260	1,146
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2031	3,170	3,113
		232,707

American Funds Tax-Exempt Income Funds	134

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 0.74%
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26B, 5.00% 2/1/2044	USD2,000	$2,150
Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2056	10,000	10,395
Dev. Fin. Agcy., First Mortgage Rev. Bonds (Berkshire Retirement Community, Lenox), Series 2015, 5.00% 7/1/2031	280	280
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-A-2, 5.00% 10/1/2065 (put 10/1/2033)	3,665	4,056
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 12/1/2042	2,170	2,008
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 12/1/2042	730	735
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.25% 7/1/2041 (a)	690	709
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.125% 7/1/2051 (a)	1,065	1,025
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.00% 12/1/2045	7,250	7,555
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2016-N, 5.00% 12/1/2046	55	55
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2051	18,430	19,551
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2056	19,590	20,615
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-2, 5.00% 12/1/2029 (a)	2,100	2,100
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2031	17,000	18,506
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	2,100	2,335
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 4.00% 2/15/2036	11,830	12,441
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	3,490	3,549
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	3,000	3,025
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2036 (a)	400	395
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2041	445	420
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2051	340	294
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2051 (a)	520	449
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2015-O-1, 4.00% 7/1/2045	4,795	4,392
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2030	2,000	2,001
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2031	1,925	1,926
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2028	800	833
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2029	1,015	1,023
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2039	500	506
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049	5,225	5,178
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2029	500	507
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2030	1,000	1,004
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2031	1,300	1,311
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2033	1,590	1,594
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2034	1,000	1,001
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2035	1,000	1,001
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2036	445	443
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2037	605	598
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2038	340	336
GO Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2039	3,500	3,566
GO Bonds, Consolidated Loan, Series 2026-D, 5.25% 6/1/2056	3,000	3,159
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, FHA, 2.75% 12/1/2034	1,260	1,114
Housing Fin. Agcy., Housing Green Bonds, Series 2019-C-1, 2.65% 12/1/2034	1,950	1,672
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 165, 4.00% 12/1/2043	1,930	1,805
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	480	480
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 12/1/2048	575	576
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 12/1/2048	120	121
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 12/1/2049	2,415	2,403
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 12/1/2049	2,070	2,069
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	155	160
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 12/1/2050	2,525	2,483
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2041	1,750	1,895
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2042	1,475	1,591
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2043	1,305	1,402
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, NATL, 5.50% 1/1/2034 (escrowed to maturity)	14,500	16,297
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.00% 8/1/2040	500	539
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.25% 8/1/2048	2,500	2,648
		180,282

135	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 2.06%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	USD2,780	$2,925
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 5.00% 10/15/2042	1,350	1,429
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 4.00% 10/15/2047	3,500	3,208
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.00% 10/15/2047	5,000	5,157
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 4.00% 10/15/2052	2,500	2,201
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.25% 10/15/2057	5,000	5,153
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.271% 7/1/2032 (c)	71,320	71,202
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2039	115	118
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	205	192
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	635	586
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	250	232
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2045	1,500	1,546
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,595	1,616
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	6,305	6,324
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2050	2,215	2,254
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, AGI, 5.50% 7/1/2029	5,445	5,673
Detroit School Dist., Unlimited Tax GO Bonds, Series 2020-A, 5.00% 5/1/2031	1,435	1,527
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2041	1,000	1,055
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2042	1,000	1,051
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2043	1,250	1,310
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2044	1,300	1,355
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2045	1,370	1,421
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.25% 3/1/2050	4,000	4,141
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.25% 3/1/2055	4,000	4,108
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2049	2,200	2,284
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2057	2,750	2,814
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055	7,320	6,234
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM, 4.00% 11/1/2055	2,000	1,718
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2036	2,500	2,570
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2037	1,000	1,026
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, BAM, 5.00% 11/1/2038	1,000	1,023
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2043	3,500	3,557
Fin. Auth., Distributable State Aid Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM, 4.00% 11/1/2055	2,000	1,718
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016-MI, 5.00% 12/1/2030	1,100	1,108
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2034	1,300	1,326
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	15,795	14,992
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2046 (preref. 6/1/2027)	200	204
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 12/1/2036	1,200	1,173
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 12/1/2040 (preref. 12/1/2029)	145	150
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 11/1/2044	1,350	1,350
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2031	4,300	4,318
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	11,570	10,318
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2036	1,000	1,005
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	1,295	1,296
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	785	761
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2030	1,000	1,022
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2032	1,200	1,224
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2035	1,580	1,605

American Funds Tax-Exempt Income Funds	136

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 3.00% 7/1/2051	USD8,385	$5,868
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2044	2,545	2,710
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2045	4,090	4,335
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2046	4,350	4,573
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2045	1,500	1,547
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	4,090	4,194
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2022-B, 5.25% 7/1/2047	1,350	1,408
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2023-B, 5.25% 7/1/2048	3,750	3,939
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,965	2,068
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 5/15/2033	1,485	1,602
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032 (preref. 5/15/2028)	6,805	6,949
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032	3,675	3,687
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032 (preref. 5/15/2028)	1,810	1,848
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	5,000	4,957
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2024-A, 3.625% 10/1/2029	100	100
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 3.25% 10/1/2044	1,000	829
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2020-A-1, 2.70% 10/1/2045	1,650	1,201
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.45% 10/1/2046	7,565	5,142
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	15,725	9,928
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 12/1/2031	1,025	1,015
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 12/1/2034	3,000	2,834
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	425	425
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	2,040	2,042
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	2,980	2,995
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	4,445	4,473
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	1,405	1,408
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	2,485	2,478
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 6/1/2051	1,975	1,953
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	3,500	3,450
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	5,490	5,681
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	5,805	6,085
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	33,800	35,825
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	2,685	2,876
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	3,605	3,904
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-B, 3.90% 8/15/2031 (a)	820	806
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,130	1,156
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2048	5,800	5,876
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,250	1,353
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2039	270	290
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2054	13,000	13,178
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	20,000	20,666
Board of Trustees of Michigan State University, Rev. Bonds, Series 2025-A, 5.25% 2/15/2050	7,000	7,382
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.25% 8/15/2054	12,890	13,412
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2039	1,140	1,123
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2044	2,840	2,695
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	22,000	20,080
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	32,410	28,638
Trunk Line Fund Bonds, Series 2023, 5.50% 11/15/2049	5,000	5,355
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2032	1,500	1,564
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2033	1,000	1,041
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2034	2,000	2,078

137	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2035	USD4,000	$4,148
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2036	3,500	3,622
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2037	5,585	5,764
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2038	3,000	3,089
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, AGI, 5.25% 12/1/2039	2,285	2,489
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2042	1,850	1,874
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, AGI, 5.25% 12/1/2042	7,020	7,559
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2043	4,210	4,300
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 12/1/2046	1,750	1,795
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-A, AGI, 5.25% 12/1/2048	3,500	3,660
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2025-E, 5.00% 12/1/2041	2,000	2,157
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2025-E, 5.00% 12/1/2042	2,500	2,679
		504,738
Minnesota 0.50%
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2035	2,770	1,958
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2036	2,000	1,342
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,490	1,490
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 12/1/2042	1,455	1,246
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2/1/2045	338	291
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 10/1/2047	7,213	6,182
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	2,808	2,447
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 3/1/2048	624	552
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 2.05% 1/1/2031	1,445	1,316
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040	1,000	807
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	585	584
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	115	115
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	350	351
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	220	220
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	1,330	1,343
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	2,020	2,012
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	4,790	4,732
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	3,405	3,354
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	4,140	4,070
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	7,870	7,729
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	3,720	3,666
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	1,615	1,580
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	315	314
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-B, 5.75% 7/1/2053	10,330	10,878
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	195	206
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-B, 5.00% 11/15/2053 (put 11/15/2030)	2,000	2,127
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2033	1,105	1,223
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2036	4,810	5,383

American Funds Tax-Exempt Income Funds	138

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2038	USD6,175	$6,817
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 5.00% 1/1/2052	29,500	29,889
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 4.00% 1/1/2054	7,500	6,653
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 4.25% 1/1/2052	4,130	3,847
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 5.00% 1/1/2052	8,500	8,586
		123,310
Mississippi 0.27%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	4,405	2,864
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2031	1,590	1,602
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2032	1,690	1,703
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2033	1,275	1,285
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2035	1,150	1,159
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2032	3,000	3,101
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2033	3,600	3,716
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2035	2,000	2,057
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2037	4,000	4,097
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2029	2,500	2,504
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2032	7,500	7,510
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2034	12,960	12,974
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 12/1/2043	25	25
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	4,750	4,758
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,005	5,014
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Corp.), Series 2016-A, 5.00% 9/1/2041	1,235	1,237
Mississippi State University, Educational Building Corp., Rev. and Rev. Ref. Bonds (New Residence Hall and Facs. Refinancing), Series 2024-A, 4.00% 8/1/2049	2,000	1,799
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2026-A, 3.70% 4/1/2034	7,900	7,787
		65,192
Missouri 1.37%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 4.00% 3/1/2041	2,300	2,175
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2036	70,000	77,544
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2037	3,000	2,966
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2040	2,300	2,210
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2023-C, 4.00% 1/1/2050 (put 1/1/2046)	1,000	895
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 5/15/2042	7,575	7,068
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-B, 5.00% 11/15/2037	1,505	1,620
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-B, 5.00% 11/15/2044	2,600	2,717
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	9,000	8,023
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	5,945	5,951
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2028	715	722
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2029	75	77
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2030	220	220
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2031	200	200
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2032	255	256

139	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2035	USD1,000	$1,000
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016, 4.00% 2/1/2037	70	68
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	2,250	2,040
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	590	596
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2042	1,680	1,696
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,955	1,955
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	22,055	18,923
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2048	2,000	1,975
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2029	1,000	1,001
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2030	415	415
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,465
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	160	160
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 5/1/2047	600	600
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	1,715	1,725
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	2,628	2,447
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 12/1/2047	2,363	2,187
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	905	909
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-B, 4.25% 5/1/2049	1,560	1,570
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 5/1/2050	5,200	5,212
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 5/1/2050	1,420	1,427
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	800	796
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	1,510	1,500
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	890	874
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	4,480	4,405
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	1,695	1,672
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	20,475	21,776
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053	1,955	2,060
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053	12,265	13,309
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	3,260	3,604
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	9,650	10,231
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	11,185	12,060

American Funds Tax-Exempt Income Funds	140

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	USD8,245	$8,994
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	19,330	21,092
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	9,280	9,970
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	2,735	2,962
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	1,510	1,639
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	11,770	13,017
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2040	1,815	1,872
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	1,000	1,014
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2028	2,500	2,620
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, AGI, 5.00% 7/1/2029	1,000	1,017
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2031	7,000	7,773
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2033	2,400	2,508
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2034	1,750	1,824
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.00% 7/1/2042	5,500	5,798
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.00% 7/1/2044	2,250	2,354
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2048	5,935	6,046
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2052	6,425	6,479
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.25% 7/1/2054	3,945	4,071
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,000	1,000
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	1,050	1,043
		335,395
Montana 0.15%
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-3, 4.10% 11/15/2031	615	615
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-2, 4.35% 11/15/2032	480	480
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	12,000	12,056
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	4,000	3,982
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	4,295	4,344
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 5/1/2033	1,000	855
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 12/1/2040	640	518
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 12/1/2043	425	425
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	235	235
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	385	386
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 6/1/2050	1,410	1,407
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	3,510	3,456
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	720	710
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	1,480	1,460
Board of Housing, Single Family Mortgage Bonds, Series 2023-B, 6.00% 12/1/2053	1,740	1,851
Board of Housing, Single Family Mortgage Bonds, Series 2023-C, 6.25% 6/1/2054	265	284
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	815	872
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	865	924
Board of Housing, Single Family Mortgage Bonds, Series 2025-B, 6.00% 12/1/2055	2,495	2,709
		37,569

141	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska 0.49%
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 11/15/2050	USD1,000	$874
County of Douglas, Hospital Auth. No. 3, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 11/1/2045	2,350	2,351
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2037	1,230	1,198
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2039	1,810	1,698
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	7,750	7,066
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2049	8,100	7,009
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	25	25
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	885	884
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	2,850	2,859
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	2,740	2,752
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	4,820	4,742
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,360	1,358
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	1,945	2,037
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	5,180	5,647
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2026-A, 6.25% 3/1/2055	600	661
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2/1/2046	1,470	1,518
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2023-A, 5.25% 2/1/2053	6,105	6,304
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2024-C, 5.00% 2/1/2054	37,275	37,964
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2026-A, 5.00% 2/1/2056	4,000	4,084
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2062	35,000	29,766
		120,797
Nevada 0.93%
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 6/15/2034	3,615	3,696
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2025-B, 5.00% 6/15/2041	5,000	5,318
Clark County School Dist., Limited Tax GO Building Bonds, Series 2021-A, 3.00% 6/15/2035	11,525	10,367
Clark County School Dist., Limited Tax GO Building Bonds, Series 2021-A, 3.00% 6/15/2036	11,870	10,458
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, AGI, 4.00% 6/15/2039	1,950	1,893
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, AGI, 4.00% 6/15/2040	725	697
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2033	9,655	10,145
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2041	9,700	9,963
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 7/1/2040	5,320	5,378
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2034	8,725	9,416
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2035	7,000	7,525
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027	1,000	1,021
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2032	1,000	1,053
County of Clark, Limited Tax GO Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 7/1/2029	3,500	3,575
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2034	6,500	6,715
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2035	5,250	5,416
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2036	7,350	7,569
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	6,625	6,031
Housing Division, Multi Unit Housing Rev. Bonds (Nevada Portfolio), Series 2026, 3.15% 6/1/2029 (put 6/1/2028)	450	450
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.15% 1/1/2045 (put 7/1/2029)	4,000	3,981
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 10/1/2049	1,475	1,481
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 4/1/2051	2,045	2,009
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	7,390	7,358
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2040	1,000	999
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	2,725	2,654
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	1,295	1,206
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	520	413

American Funds Tax-Exempt Income Funds	142

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2027	USD330	$333
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2030	400	414
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2031	250	260
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2033	465	487
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	225	235
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2039	995	1,030
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	995	981
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.25% 6/1/2033	350	349
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.50% 6/1/2034	200	201
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2049	4,000	4,076
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.25% 7/1/2049	17,770	18,347
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	6,250	6,371
Las Vegas Valley Water Dist., Limited Tax GO Water Bonds, Series 2023-A, 5.00% 6/1/2045	5,000	5,245
Las Vegas Valley Water Dist., Limited Tax GO Water Bonds, Series 2023-A, 5.00% 6/1/2049	18,025	18,558
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2033	4,725	5,263
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	6,430	5,523
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2022-C, 4.00% 6/1/2037	1,250	1,261
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2038	15,330	17,077
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2028	1,000	1,039
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2031	1,000	1,043
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2035	1,000	1,037
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2030	1,000	1,020
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028	3,500	3,650
Washoe County School Dist., GO Limited Tax School Improvement Bonds, Series 2024-B, 3.00% 6/1/2037	6,410	5,785
Washoe County School Dist., GO Limited Tax School Improvement Bonds, Series 2020-A, 4.00% 10/1/2045	2,000	1,881
		228,253
New Hampshire 2.43%
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	7,030	7,435
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,252
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2036	150	150
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2040	500	500
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2046	4,050	4,048
Health and Education Facs. Auth., Rev. Bonds (Riverwoods at Exeter Issue), Series 2024, 5.00% 10/1/2026	145	145
Health and Education Facs. Auth., Rev. Bonds (Riverwoods at Exeter Issue), Series 2024, 5.00% 10/1/2038	210	222
Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2021-3, FHA, 2.60% 7/1/2051	1,500	969
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,945	4,342
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	795	843
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	1,510	1,608
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,875	2,014
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	1,045	1,126
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	7,875	8,525
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2037	935	909

143	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2038	USD1,000	$961
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2039	2,200	2,071
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2040	1,050	982
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2041	2,000	1,839
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	10,145	8,136
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	3,390	2,460
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	6,420	6,378
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	14,870	14,863
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	21,104	21,087
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	53,469	53,324
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	48,533	47,263
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	29,116	27,557
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.507% 8/20/2039 (c)	34,120	1,248
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	23,539	22,152
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.059% 11/20/2039 (c)	45,736	44,063
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.809% 7/20/2040 (c)	12,318	10,657
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.085% 1/20/2041 (c)	38,847	37,209
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.085% 1/20/2041 (c)	1,560	1,450
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (c)	39,773	39,821
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	25,597	24,674
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.25% 7/20/2041	29,946	28,289
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.059% 5/20/2042 (c)	9,682	8,346
National Fin. Auth., Municipal Certs., Series 2026-1, Class A, 5.10% 12/20/2042	12,480	12,778
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-1, 4.42% 2/20/2043 (put 4/1/2036)	15,810	15,681
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051 (c)	32,390	1,088
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.033% 10/1/2051 (c)	977	933
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	5,000	4,434
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	1,375	1,390
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 7/1/2051	3,605	3,244
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.25% 6/1/2045	7,000	7,281
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	36,160	37,585
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	14,895	14,557
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	27,580	28,450
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2029	200	201
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	4,750	4,336
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	3,250	2,674
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	4,245	2,453
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	14,065	14,248
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	6,045	6,142
		596,393
New Jersey 1.24%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 3/1/2037	750	755
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	590	546
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2030	1,500	1,522
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2031	1,000	1,014
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	3,250	3,281

American Funds Tax-Exempt Income Funds	144

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2042	USD6,000	$6,037
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	4,000	3,938
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2027	1,000	1,020
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2041 (preref. 12/15/2026)	600	605
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, AGI, 5.00% 7/1/2033	1,500	1,521
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, AGI, 5.00% 7/1/2034	3,540	3,588
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM, 5.00% 7/1/2027	1,125	1,127
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.00% 7/1/2029	19,000	20,085
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2034	1,375	1,460
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 7/1/2035	750	759
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2038	2,500	2,226
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2039	2,000	1,746
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2035	1,000	1,002
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2036	1,000	995
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2037	1,000	985
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2038	1,250	1,219
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2044	3,000	2,778
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2035	1,250	1,268
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	2,605	2,639
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	17,930	18,145
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	4,575	4,625
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	7,615	7,700
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	4,790	4,847
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	6,405	6,383
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	18,455	18,118
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	28,330	29,999
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	8,600	8,857
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	1,620	1,731
Montclair State University, GO Bonds, Series 2026-A, BAM, 5.00% 7/1/2039	1,000	1,082
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	3,090	2,993
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	1,575	1,625
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2030	5,000	5,148
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2033	5,000	5,120
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	1,000	1,017
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	5,000	4,606
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045	2,310	2,366
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.00% 6/15/2045	8,250	8,605
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2046	2,795	2,569
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	3,010	2,172
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.25% 6/15/2055	12,500	12,927
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	8,265	9,135
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2037	1,000	1,075
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2038	1,690	1,807
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2039	1,000	1,033
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.00% 6/15/2040	2,830	3,024
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	8,155	8,865
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2026	6,170	6,101
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, NATL, 0% 12/15/2027	7,315	7,014
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, 0% 12/15/2030	8,620	7,448
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, NATL, 0% 12/15/2031	2,500	2,074

145	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AGI, 0% 12/15/2034	USD9,880	$7,257
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2008-A, 0% 12/15/2037	3,000	1,875
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2009-A, BAM, 0% 12/15/2038	4,000	2,392
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, 0% 12/15/2040	20,765	11,017
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	435	443
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	1,375	1,468
Turnpike Auth., Turnpike Rev. Bonds, Series 2024-C, 5.00% 1/1/2043	4,000	4,249
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2047	5,000	5,272
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2048	5,000	5,251
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2052	4,705	4,893
		304,444
New Mexico 0.14%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 4.45% 10/1/2033	450	444
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.30% 10/1/2053	825	759
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	4,500	3,836
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046	995	999
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 9/1/2048	750	750
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 1/1/2049	1,755	1,762
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	975	978
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	525	526
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-D, Class I, 4.25% 7/1/2049	1,740	1,751
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 1/1/2050	2,015	2,016
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	405	408
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 7/1/2050	5,650	5,631
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	395	396
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	2,400	2,392
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052	210	206
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	1,450	1,518
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-B, Class I, 5.50% 3/1/2054	5,445	5,730
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-A, Class I, 5.75% 3/1/2054	3,050	3,240
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	155	165
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	1,220	1,316
		34,823
New York 10.58%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	550	510
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, AGI, 5.00% 10/1/2031	1,055	1,075
City of Battery Park Auth., Senior Rev. Green Bonds, Series 2025, 5.25% 11/1/2055	4,425	4,687
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2045	350	321
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2027	5,975	6,014
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2028	8,085	8,137
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2030	5,840	5,872
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2032	1,035	1,036
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2033	1,085	1,086
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2034	1,000	1,001
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	59,040	59,114
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 3.00% 7/15/2043	4,260	3,199
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	6,675	6,641
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-3, 5.25% 12/15/2031 (a)	5,040	5,014
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	4,500	4,439
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2037	925	571
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2038	1,390	809

American Funds Tax-Exempt Income Funds	146

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	USD2,300	$1,260
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	1,000	394
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2054	8,190	1,971
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, BAM, 0% 11/15/2054	1,965	486
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2055	6,000	1,365
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	3,500	736
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 4.00% 8/1/2043	660	605
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,000	724
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2033	3,000	3,005
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2031	1,000	1,039
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2036	1,500	1,549
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2038	2,000	2,060
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2038	1,070	1,048
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2043	1,200	1,127
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	2,625	2,312
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2034	1,500	1,604
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2040	1,000	1,081
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2041	1,345	1,448
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2042	1,250	1,341
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2044	1,425	1,516
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	4,070	4,159
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	4,250	4,437
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2/15/2032	1,500	1,517
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2035	8,500	8,661
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2035	1,750	1,961
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,685	1,756
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2039	1,775	1,740
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039	5,000	4,900
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2040	1,000	1,026
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2040	6,135	6,347
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	43,585	36,044
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2041	2,000	2,065
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	5,000	5,258
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2041	4,000	4,254
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2042	11,430	9,336
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,170	1,107
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042	2,345	2,219
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042 (preref. 3/15/2032)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042	6,860	7,071
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044	9,995	10,267
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044 (preref. 3/15/2029)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2044	6,600	6,955
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2044 (preref. 3/15/2034)	5	6
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	5,000	4,622
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2045	1,250	1,318
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2047	21,270	19,265
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2047	14,500	14,776
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	3,000	2,688
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2048	16,000	14,334
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049	1,930	1,721
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	25	26
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2049	8,280	7,435
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	12,865	13,472

147	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	USD6,120	$6,433
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	7,135	7,320
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2053	10,000	10,231
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.50% 3/15/2053	7,315	7,801
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 4.00% 3/15/2054	3,960	3,467
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.25% 3/15/2056	13,875	14,465
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 3/15/2033	4,000	4,047
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2034	6,500	6,700
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2040	1,035	1,058
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2042	750	808
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2044	4,390	4,683
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2045	1,480	1,503
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2045	3,750	3,976
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 4.00% 3/15/2049	24,550	22,337
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.25% 3/15/2050	3,950	4,152
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	8,470	8,636
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043	15,990	15,021
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2043	4,800	4,939
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	17,445	18,131
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	25,335	25,777
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2041	2,250	2,441
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2046	2,135	2,274
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 5/15/2039	5,580	4,523
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	1,250	1,104
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 5/1/2030	1,135	1,046
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 11/1/2034	2,260	1,956
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 11/1/2035	1,060	854
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,100	1,710
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, FHA, 2.10% 11/1/2035	5,900	4,805
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 11/1/2037	1,000	974
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-1, 2.65% 11/1/2051	4,965	3,238
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-H, 3.25% 11/1/2052	1,105	804
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-1, 2.875% 11/1/2056	4,000	2,635
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-B-1, 3.45% 11/1/2063 (put 11/1/2029)	7,500	7,500
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-C-2, 3.60% 11/1/2063 (put 5/1/2029)	20,000	20,022
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2/15/2047	3,360	2,335
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2/15/2042	5,000	4,083
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 11/15/2032	5,680	4,926
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 11/15/2033	10,390	8,826
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	10,000	7,341
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	10,865	7,479
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	5,000	3,519
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, AGI, 5.25% 9/1/2029	4,000	4,246
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2034	2,500	2,590
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2035	1,200	1,271
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2036	1,500	1,584
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2037	2,000	2,065
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2037	1,000	1,053
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,031
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2038	1,450	1,523
Long Island Power Auth., Electric System General Rev. Bonds, Series 2025-B, 3.00% 9/1/2055 (put 9/1/2028)	6,000	5,981

American Funds Tax-Exempt Income Funds	148

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 11/15/2036	USD5,000	$5,020
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2045	500	538
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.00% 11/15/2049	15,000	15,461
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-B-1, 5.00% 11/15/2051	2,000	2,050
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2054	9,250	9,621
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	7,500	7,500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2041	2,000	1,856
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 11/15/2042	13,360	12,234
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2042	17,500	16,115
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	4,445	4,061
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	8,450	8,946
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2032	1,500	1,516
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2040	6,000	5,596
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	1,500	1,536
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, AGI, 4.00% 11/15/2045	2,000	1,795
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2045	1,185	1,060
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	2,150	1,924
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,500	1,528
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	20,975	18,513
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2047	10,500	9,237
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	1,225	1,064
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	20,555	17,721
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	7,525	6,393
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	5,000	5,027
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	3,930	3,961
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM, 4.00% 11/15/2053	10,020	8,504
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2030	2,720	2,734
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2033	2,225	2,287
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,885	2,956
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2036	1,010	998
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 11/15/2046	5,100	4,495
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	1,725	1,853
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2033	1,000	1,028
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	2,500	2,513
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2034	2,335	2,396
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2035	5,000	5,014
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2036	3,000	2,990
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2038	1,000	958
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	5,100	4,565
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 11/15/2045	10,250	10,386
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, CAB, Series 2017-C-2, 0% 11/15/2029	3,490	3,133
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, CAB, Series 2017-C-2, 0% 11/15/2032	500	398
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 4/1/2040	105	105
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	5,555	5,473
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	860	863
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	1,750	1,752
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 4/1/2049	385	385
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 10/1/2050	3,225	3,207
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	695	684
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	6,265	6,240
County of Nassau, GO General Improvement Bonds, Series 2018-B, AGI, 5.00% 7/1/2042	2,000	2,048
New York City GO Bonds, Fiscal 2006, Series 2006-I-A, 5.00% 4/1/2032	2,000	2,127
New York City GO Bonds, Fiscal 2015, Series 2015-C, 5.00% 8/1/2033	5	5
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2030	815	816
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2034	1,000	1,006
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2037	2,000	2,002
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2038	1,500	1,507
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 12/1/2043	1,835	1,681
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2029	4,800	4,951
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2030	8,075	8,321
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2031	870	895
New York City GO Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2032	2,575	2,653

149	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 10/1/2035	USD2,950	$3,006
New York City GO Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2037	6,345	6,497
New York City GO Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 4/1/2037	2,000	2,050
New York City GO Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 12/1/2037	5,000	5,168
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2033	1,130	1,184
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2036	8,750	9,101
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2038	7,500	7,771
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2038	7,500	7,762
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	3,515	3,631
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2039	6,810	7,031
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2040	7,000	7,213
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 10/1/2040	2,500	2,323
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2041	8,000	7,438
New York City GO Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2041	12,400	12,750
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2042	2,500	2,332
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2042	6,000	6,166
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2043	2,000	2,048
New York City GO Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2043	10,000	10,249
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2044	2,000	1,856
New York City GO Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2043	4,430	4,579
New York City GO Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2050	1,880	1,908
New York City GO Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2035	825	887
New York City GO Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2039	1,800	1,926
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 4.00% 8/1/2042	2,000	1,864
New York City GO Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2043	1,195	1,256
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2036	965	1,044
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2040	3,000	3,202
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	10,830	11,257
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2043	6,500	6,811
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2044	2,500	2,610
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2045	2,000	2,089
New York City GO Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2046	1,025	1,062
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2047	15,000	15,774
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	13,665	14,272
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2048	10,000	10,642
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2049	5,000	5,298
New York City GO Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2051	3,480	3,537
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2028	1,500	1,564
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2029	1,670	1,767
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2043	5,000	5,263
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2045	1,500	1,607
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2047	5,000	5,178
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2048	3,000	3,084
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2050	4,000	4,167
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.25% 9/1/2050	4,590	4,765
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,000	3,100
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2054	2,480	2,507
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2042	5,715	6,029
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2043	4,500	4,760
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2044	7,285	7,660
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2045	5,000	5,267
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	15,000	15,580
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2055	7,675	7,758
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2055	29,940	30,924
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.70% 8/1/2045	5,000	3,676
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	5,500	3,769
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2/1/2051	2,000	1,345
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2022-A, 3.25% 8/1/2051	5,050	3,721
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.50% 11/1/2051	5,000	3,167
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	4,415	4,423

American Funds Tax-Exempt Income Funds	150

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	USD1,440	$1,431
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035	6,905	5,655
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 11/1/2042	8,000	7,025
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 11/1/2042	2,000	1,866
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, FHA, 1.85% 11/1/2032	1,060	909
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.10% 11/1/2036	6,000	4,825
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.25% 11/1/2041	7,100	5,143
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-D-1-A, FHA, 2.30% 11/1/2045	2,665	1,794
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-H, 2.55% 11/1/2045	2,320	1,622
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2026-C, 3.10% 11/1/2045 (put 2/1/2030)	5,000	4,885
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.40% 11/1/2046	4,050	2,766
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	2,405	1,643
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.50% 11/1/2051	5,000	3,167
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.55% 11/1/2045	5,000	3,502
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-B, 3.05% 5/1/2050	5,920	4,245
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	480	483
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	590	596
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), CAB, Series 2009-A, AGI, 0% 3/1/2032	3,365	2,728
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2030	1,000	1,061
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	1,000	1,074
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 4.00% 1/1/2032	500	512
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2033	500	482
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2034	3,150	3,004
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2037	4,940	4,462
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 2.00% 1/1/2038	1,250	926
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2040	6,360	5,423
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	9,380	7,251
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	5,500	4,714
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	2,000	1,684
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	9,800	8,982
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	2,000	1,803

151	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	USD9,315	$6,759
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-CC-1, 5.00% 6/15/2048	8,000	8,049
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-DD-1, 5.00% 6/15/2048	1,500	1,514
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.00% 6/15/2049	3,500	3,532
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-DD-1, 4.00% 6/15/2050	5,150	4,634
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 6/15/2050	8,435	7,591
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-DD, 5.00% 6/15/2033	24,345	27,208
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-BB-1, 5.00% 6/15/2044	3,240	3,386
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-EE, 5.00% 6/15/2045	12,500	13,074
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2046	1,000	936
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2047	11,235	10,451
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 5.25% 6/15/2047	8,230	8,672
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.00% 6/15/2046	1,600	1,674
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-3, 5.25% 6/15/2048	7,500	7,878
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.00% 6/15/2053	6,060	6,162
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	6,685	6,959
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	38,485	40,096
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2030	1,250	1,354
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	10,000	11,112
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	12,310	13,226
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2048	9,000	9,333
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-2, 5.00% 6/15/2049	6,900	7,122
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-1, 5.00% 6/15/2051	19,040	19,616
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	15,000	15,393
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-1, 5.25% 6/15/2053	1,040	1,087
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-AA-2, 5.00% 6/15/2044	6,000	6,424
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2046	3,165	3,334
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2047	4,000	4,190
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2048	2,500	2,601
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2056	9,050	9,273
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.50% 6/15/2056	22,000	23,547
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2034	4,000	4,145

American Funds Tax-Exempt Income Funds	152

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 7/15/2035	USD3,295	$3,347
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2035	3,000	3,047
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2035	5,000	5,174
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 7/15/2037	5,135	5,065
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2037	10,000	10,310
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2037	7,165	7,387
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2038	4,000	4,115
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2040	2,000	1,910
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2040	4,085	4,447
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2042	8,750	9,424
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 7/15/2043	10,000	10,223
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2031	3,750	3,803
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2034	2,500	2,532
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2035	5,000	5,061
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 8/1/2037	2,800	2,800
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 8/1/2038	2,000	2,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2033	5,000	5,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 8/1/2035	10,000	10,161
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 4.00% 8/1/2042	1,350	1,258
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2045	3,035	3,060
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2035	6,000	6,185
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2038	4,750	4,870
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2042	1,500	1,532
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2036	1,200	1,208
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2037	1,000	997
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2039	2,455	2,360
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2040	26,900	27,860
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 5/1/2041	4,000	4,152
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2042	1,510	1,426
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2043	2,900	2,731
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2043	10,000	9,398
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2045	10,135	9,465
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2034	2,500	2,658
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2035	5,170	5,237
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2036	2,000	2,112
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 5.00% 2/1/2037	2,000	2,114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2037	11,000	9,688
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2037	5,000	5,264
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2039	3,500	2,940
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2039	3,500	3,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2040	4,000	3,805
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2040	1,000	950
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2041	8,815	8,262
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2041	1,000	949
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2042	3,000	2,812
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2043	7,000	6,662
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2045	3,250	3,035
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2046	10,500	9,694
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2047	1,000	913
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 3.00% 5/1/2048	6,000	4,430
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 4.00% 2/1/2042	5,000	4,686
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-B-1, 4.00% 8/1/2042	5,000	4,679
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 5.00% 2/1/2047	8,695	8,916
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 5.00% 2/1/2047	6,520	6,685
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 4.00% 2/1/2051	590	526
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-A-1, 4.00% 8/1/2048	1,400	1,285
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	8,455	7,649
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2036	4,000	4,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2043	1,500	1,579
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 5.00% 5/1/2044	5,500	5,741
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.50% 5/1/2044	5,000	5,419
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 4.00% 5/1/2045	2,250	2,090
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2046	2,150	2,239

153	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2046	USD2,795	$2,903
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	6,865	7,170
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	19,500	20,321
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.25% 5/1/2050	11,580	11,989
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	20,785	21,552
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2028	1,000	1,049
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2029	1,000	1,067
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2033	750	828
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	960	1,052
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	4,000	4,314
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2039	5,000	5,365
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2040	3,635	3,880
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2041	1,110	1,179
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2042	1,600	1,693
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2043	10,000	10,552
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2043	1,600	1,693
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2046	10,000	10,406
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2046	2,500	2,601
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	2,615	2,726
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	1,500	1,548
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.25% 11/1/2048	6,500	6,819
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.25% 5/1/2049	6,000	6,266
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	28,205	30,090
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2050	7,760	7,932
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	1,950	2,076
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	4,000	4,243
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	11,870	12,052
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2030	3,375	3,655
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2031	3,500	3,828
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	3,745	4,045
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2043	1,000	1,060
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2044	2,000	2,115
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2045	8,000	8,440
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2050	5,000	5,119
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.50% 2/1/2050	10,000	10,728
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2055	7,760	8,058
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2027, Series 2027-A, 5.25% 11/1/2047	9,000	9,564
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2027, Series 2027-A, 5.25% 11/1/2048	8,000	8,448
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2034	1,000	1,014
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 12/1/2049	5,000	4,554
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	4,495	4,821
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2037	2,000	2,012
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	4,000	4,011
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2039	3,360	3,354
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	5,670	5,011
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2060	3,950	3,430
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 5.00% 11/15/2035	1,750	1,897
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2052	3,000	2,658
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2061	17,865	15,234
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2029	110	114
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2029	1,000	1,022
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2034	165	169
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2040	175	176
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,050	1,058
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-B-2, 5.35% 11/1/2049 (a)	1,360	1,330

American Funds Tax-Exempt Income Funds	154

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	USD2,325	$2,274
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	3,750	3,345
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2035	6,530	7,367
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2037	3,000	2,972
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2038	11,260	11,032
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	4,000	3,884
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045	4,000	3,708
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2045	1,500	1,595
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 3.00% 1/1/2046	900	658
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	2,600	2,698
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2041	9,225	8,856
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2047	2,000	2,087
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 3/15/2048	4,200	3,149
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2048	37,000	38,399
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,125	1,932
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	9,500	8,594
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2054	8,000	7,022
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	11,000	9,554
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2029	410	410
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2031	1,200	1,284
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2032	2,500	2,666
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	1,260	1,336
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2036	5,700	6,000
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	2,125	2,219
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	500	476
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2041	5,830	5,513
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,000	1,879
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2034	960	973
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2035	1,000	1,013
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A-1, 5.00% 11/15/2043	2,500	2,687
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2049	18,000	18,453
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2051	9,770	9,954
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 4.00% 11/15/2052	12,000	10,774
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	6,205	6,333
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	11,175	11,552
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2045	1,250	1,318
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2046	2,000	2,097
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	13,715	14,194
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2040	5,000	5,482

155	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2042	USD6,600	$7,171
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	15,715	16,297
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	9,935	10,485
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), CAB, Series 2013-A, 0% 11/15/2032	3,095	2,471
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2031	2,500	2,557
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2034	3,750	3,827
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 3/15/2036	4,500	4,584
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,000	1,033
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,000	1,029
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	3,545	2,971
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2041	20,415	19,364
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2042	3,100	3,239
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044	12,000	12,279
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2044	5,000	5,213
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	2,500	2,311
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	11,135	8,309
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2048	1,445	1,064
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	8,915	7,933
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	5,000	3,606
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2057	6,360	6,472
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	1,500	1,559
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	12,500	10,505
Urban Dev. Corp., State Tax Rev. Bonds (Bidding Group 4), Series 2021-A, 3.00% 3/15/2050	2,025	1,453
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	5,190	5,677
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2040	5,000	5,486
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2040	1,700	1,892
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,524
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	3,380	3,701
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2041	2,980	3,306
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 12/15/2043	2,000	2,170
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	2,500	2,594
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2027	75	75
		2,592,859
North Carolina 0.84%
Capital Facs. Fin. Agcy., Educational Facs. Rev. Ref. Bonds (Wake Forest University), Series 2026, 5.00% 1/1/2036	5,585	6,285
City of Charlotte, Airport Rev. Bonds, Series 2025-A, 5.25% 7/1/2055	2,000	2,089
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,060	1,122
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-A, 3.00% 7/1/2046	2,635	2,036
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 4.00% 7/1/2047	1,840	1,759
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-A, 5.00% 7/1/2048	1,225	1,263
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2049	10,115	10,558
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 7/1/2039	3,250	2,845
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	1,400	1,392
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,125	1,125
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2038	1,635	1,612
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2039	1,390	1,351
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 1/15/2043	1,565	1,507
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 7/1/2040	2,045	1,688
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	1,815	1,827
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	830	834
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	8,980	8,854
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	9,880	10,437
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 52-A, 6.25% 1/1/2055	2,560	2,741
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	4,105	4,595
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	770	815

American Funds Tax-Exempt Income Funds	156

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	USD4,880	$5,184
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	4,400	4,716
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,860	2,042
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	4,210	4,552
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	1,035	1,143
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	1,830	2,039
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	6,045	6,769
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	375	376
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	2,920	2,928
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	1,045	1,050
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	740	745
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	8,380	8,260
Limited Obligation Bonds, Series 2025-A, 5.00% 5/1/2029	1,250	1,325
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	5,510	5,733
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Deerfield Episcopal Retirement Community), Series 2026-A, 5.25% 11/1/2050	7,150	7,207
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2027	820	824
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2035	785	772
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2040	1,820	1,688
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	2,385	2,411
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2045	3,055	2,671
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	3,525	2,901
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2050	6,655	6,378
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Deerfield Episcopal Retirement Community), Series 2016-C, 5.00% 11/1/2037	250	250
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2038	1,500	1,516
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049	8,505	8,508
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 10/1/2031	1,400	1,402
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 3.00% 10/1/2036	550	491
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2040	505	505
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2045	3,950	3,953
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	1,120	1,049
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Meadows), Series 2024, 5.25% 12/1/2054	2,000	2,032
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	1,000	1,017
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2044	5,100	5,134
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	6,910	6,827
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	525	526
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	280	281
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	155	155
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Porters Neck Village), Series 2026-B-1, 3.875% 1/1/2031	1,005	995
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2025-A, 5.125% 10/1/2056	3,000	2,996

157	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Maple Ridge Apartments), Series 2025, 3.15% 1/1/2044 (put 2/1/2029)	USD3,450	$3,445
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2040	8,815	4,754
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2041	10,850	5,505
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2042	4,650	2,222
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2043	3,650	1,648
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, AGI, 4.00% 1/1/2055	9,820	8,845
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2024-A, AGI, 5.00% 1/1/2058	2,880	2,918
County of Union, Enterprise Systems Rev. Bonds, Series 2021, 3.00% 6/1/2037	1,545	1,388
		206,811
North Dakota 0.20%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	12,855	12,842
City of Grand Forks, Health Care System Rev. Bonds, Series 2017-A, 4.00% 12/1/2047	2,000	1,725
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2051	3,115	2,144
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 1/1/2036	290	265
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	815	813
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 7/1/2047	385	385
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	400	400
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	430	430
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,440	1,443
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	430	433
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	4,565	4,604
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	1,470	1,472
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	4,215	4,165
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	2,175	2,146
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,800	1,760
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-F, 5.00% 1/1/2053	2,440	2,517
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	2,215	2,333
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	2,060	2,176
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	970	1,037
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	3,825	4,202
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,905	2,080
		49,372
Ohio 1.65%
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	8,290	8,206
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	3,270	3,193
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	2,080	2,027
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2041 (preref. 11/15/2026)	2,980	2,998
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2046 (preref. 11/15/2026)	2,530	2,545
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 11/15/2036 (preref. 11/15/2030)	1,000	1,027
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	4,800	4,480
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	2,000	1,969
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2037	210	204
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2038	220	211
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2039	225	212
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2040	235	220

American Funds Tax-Exempt Income Funds	158

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2041	USD250	$231
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,035	908
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2051	1,750	1,443
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2036	1,545	1,650
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2040	1,110	1,165
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 1/1/2048	5,000	5,010
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	935	906
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2028	120	121
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	8,460	8,480
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2057	450	422
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Friendship Village of Dublin, Ohio, Inc.), Series 2014, 5.00% 11/15/2044	90	89
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	1,120	1,028
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	4,310	4,111
County of Franklin, Hospital Rev. Ref. and Improvement Rev. Bonds (Nationwide Children’s Hospital), Series 2025-A, 5.25% 11/1/2055	50,195	52,313
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 12/1/2039	435	416
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	1,345	1,346
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	14,325	13,753
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,250	1,319
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,810	2,926
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	13,510	12,790
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,905	2,929
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, CAB, Series 2000-B, AMBAC, 0% 12/1/2027	3,180	3,045
Hamilton Community Auth., Tax Increment Fing. Rev. Bonds (Champion Mill Project), Series 2020, 5.25% 12/1/2051	5,665	5,534
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2034	490	493
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2035	505	506
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2036	400	398
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 7/1/2039	900	868
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,260	1,108
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2037	840	878
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2040	2,460	2,535
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,000	2,010
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,970	1,936
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2032	1,095	1,138
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	4,490	4,576
Higher Educational Facs., Rev. Bonds (Denison University 2026 Project), Series 2026, 5.00% 11/1/2035	1,280	1,428
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	325	332
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	2,020	2,030
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	2,000	1,991
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	13,825	11,999
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2032	13,095	14,220
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,680	1,694
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2034	5,000	5,432
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2021-A, 4.00% 1/15/2046	8,285	7,318
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2031	1,700	1,745
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2032	1,575	1,710
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	3,750	3,574

159	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harding Heights Apartments Project), Series 2025, 3.15% 7/1/2045 (put 7/1/2028)	USD5,230	$5,229
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marsh Run Homes Project), Series 2025, 3.20% 1/1/2046 (put 2/1/2029)	7,000	7,004
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	1,000	860
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.20% 9/1/2036	1,030	923
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	210	210
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	1,525	1,526
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 3/1/2047	1,270	1,272
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	3,380	3,381
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	3,000	3,021
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 3/1/2050	1,210	1,200
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	3,015	3,038
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	3,835	3,836
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	11,535	11,369
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	9,430	9,325
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	12,765	13,354
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	11,325	12,232
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	9,975	10,707
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	3,165	3,417
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-D, 6.375% 3/1/2056	4,275	4,785
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	2,255	2,507
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	755	752
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2035	2,000	2,231
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2036	1,620	1,795
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2038	2,100	2,050
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2039	1,000	963
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2041	3,000	2,843
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2046	6,600	5,935
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	10,195	11,469
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 12/1/2033	1,000	1,016
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2031	1,430	1,473
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038	410	405
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2041	2,665	1,417
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2042	3,500	1,775
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2043	2,340	1,131
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2039	3,575	3,834
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)	7,700	8,362
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2039	1,160	1,214

American Funds Tax-Exempt Income Funds	160

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2040	USD1,195	$1,239
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	1,240	1,272
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2044	2,250	2,286
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2049	4,700	4,643
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2054	3,500	3,402
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2033	375	375
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2034	505	505
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,930	1,931
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 4.00% 7/1/2045	1,000	900
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2044	205	208
Water Dev. Auth., Revolving Fund Rev. Bonds, Series 2026-A, 5.00% 12/1/2043	1,250	1,351
Water Dev. Auth., Revolving Fund Rev. Bonds, Series 2026-A, 5.00% 12/1/2045	1,500	1,607
Water Dev. Auth., Revolving Fund Rev. Bonds, Series 2026-A, 5.00% 12/1/2046	2,000	2,126
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2035	1,260	1,424
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 6/1/2036	3,800	4,297
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2036	2,000	2,249
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2025, 5.00% 12/1/2035	5,020	5,651
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2040	1,250	1,304
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2050	1,500	1,533
		405,310
Oklahoma 0.29%
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2036	2,000	2,024
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2039	3,530	3,565
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031	5,500	5,537
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 9/1/2049	1,720	1,726
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 9/1/2050	1,090	1,081
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	1,200	1,299
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	2,095	2,273
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-D, 6.50% 9/1/2054	700	772
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	12,335	13,515
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-C, 6.00% 3/1/2056	5,430	5,910
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	660	730
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-C, 6.50% 3/1/2058	2,155	2,445
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2047	3,745	3,756
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.25% 1/1/2050	5,960	6,305
Turnpike Auth., Turnpike System Rev. Bonds, Series 2023, 5.50% 1/1/2053	4,000	4,207
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	14,020	15,033
		70,178

161	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon 0.53%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2029	USD1,710	$1,810
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2030	1,000	1,074
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2043	2,000	2,155
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2044	1,500	1,605
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2032	980	991
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2037	635	639
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2029	300	310
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2030	300	312
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2035	275	282
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	1,750	1,762
GO Bonds, Series 2017-C, 5.00% 6/1/2033	2,500	2,542
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2036	500	547
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2037	460	501
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2042	1,395	1,536
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2044	1,500	1,636
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2045	1,800	1,953
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	385	385
GO Bonds (Veteran’s Welfare Bonds Series 104), Series 2019-R, 3.50% 12/1/2049	1,085	1,083
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	1,635	1,597
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	365	377
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	1,175	1,248
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2034	325	365
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2031	600	656
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2035	500	564
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2042	700	756
Health and Science University, Rev. Bonds, Series 2016-B, 3.375% 7/1/2039	2,275	2,076
Health and Science University, Rev. Green Bonds, Series 2021-A, 3.00% 7/1/2051	16,205	11,107
Hospital Fac. Auth., Senior Living Rev. Bonds (Mennonite Village Project), Series 2026-B-1, 3.95% 11/15/2031	500	496
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	780	780
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 7/1/2048	1,860	1,858
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	685	686
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 7/1/2049	430	431
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 1/1/2050	465	468
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 7/1/2052	9,275	9,139
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2023-A, 5.50% 7/1/2053	6,880	7,319
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	13,415	14,726
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2042	1,750	1,886
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2043	1,600	1,718
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2044	2,100	2,246
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2045	2,000	2,131
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2040	7,485	8,178
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2042	1,250	1,351
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	2,000	2,000
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2038	1,720	1,885
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2049	1,940	2,007
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2054	3,625	3,711
City of Portland, Water System Rev. Bonds, Series 2019-A, 4.00% 5/1/2039	1,445	1,436
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2037	1,000	1,052
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2040	1,000	1,041
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 5.00% 5/15/2027	125	126
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	4,075	3,485
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	4,250	3,338

American Funds Tax-Exempt Income Funds	162

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2027	USD125	$126
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2031	75	75
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	2,295	2,183
Springfield School Dist. No. 19, GO Bonds, CAB, Series 2015-B, 0% 6/15/2039	1,000	582
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2029	2,435	2,516
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2030	2,075	2,142
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. and Rev. Ref. Bonds, Series 2026-A, 4.00% 9/1/2049	9,500	8,897
		129,884
Pennsylvania 3.03%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2054	2,950	2,843
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2059	3,925	3,746
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, AGI, 4.00% 1/1/2046	6,580	6,150
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2021-B, 5.00% 1/1/2051	1,000	1,012
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2032	4,350	4,447
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2033	3,500	3,574
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 4.00% 4/1/2037	3,120	3,023
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2047	2,500	2,486
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.449% 2/1/2037 (c)	3,935	3,947
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	8,560	8,275
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	2,105	1,985
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 6/1/2033	250	255
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2049	2,000	2,050
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2055	2,000	2,033
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	2,565	2,631
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2029	2,995	3,083
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	400	410
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	1,250	1,284
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	1,140	1,071
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2037	785	787
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2037	800	803
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	1,345	1,319
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2047	100	98
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	955	1,000
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	1,749	1,757
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2026	120	120
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2028	205	208
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032	585	591
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033	445	449
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	1,700	1,701
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2031	500	500
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2031	400	411
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2015, 4.00% 1/1/2033	345	341
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2039	955	965

163	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.377% 6/1/2037 (c)	USD19,490	$18,711
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, AGI, 5.00% 4/1/2030	925	969
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	870	935
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	3,470	3,475
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	1,065	1,067
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	450	456
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	50	53
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2031	400	400
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	5,700	5,897
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2042	4,000	4,077
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2046	1,000	886
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	1,375	1,403
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	735	741
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2040	1,000	1,075
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2041	1,000	1,070
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2049	8,000	8,218
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2025-B, 5.00% 3/15/2036	1,015	1,106
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2040	2,850	2,679
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 4.00% 2/15/2041	7,550	6,989
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2041	5,750	5,334
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2042	1,100	1,014
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2043	1,000	911
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046	1,000	743
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 4/1/2029	1,000	1,050
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 4/1/2030	500	524
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 6/1/2030	4,000	4,021
Erie County School Dist., Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 6/1/2033	6,000	6,032
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2027	2,000	2,036
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,071
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2031	3,500	3,625
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2032	3,000	3,097
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2033	3,000	3,093
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2034	3,000	3,089
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	1,275	1,288
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	1,500	1,293
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2035	7,000	7,015
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 8/15/2042	3,500	3,538
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2049	3,400	2,980
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2037	1,525	1,519
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2024-B-1, 4.00% 11/1/2042	1,250	1,154
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 10/1/2031	5,000	4,751
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	3,320	3,155
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 10/1/2032	6,000	5,758
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 10/1/2034	6,500	6,249
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	365	365
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	13,375	12,200
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	130	130
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 10/1/2047	425	368
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	5,095	5,092
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	490	489
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-129, 3.40% 10/1/2049	2,115	1,702
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	1,490	1,479
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 10/1/2051	6,930	6,866
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	12,950	12,498

American Funds Tax-Exempt Income Funds	164

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	USD1,735	$1,789
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	6,160	6,475
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-143-A, 6.25% 10/1/2053	395	423
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	3,145	3,357
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	6,345	6,788
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 8/1/2035	5,817	5,497
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,895	2,881
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,050	1,045
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2031	260	261
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	1,195	978
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	1,585	1,233
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	695	697
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	1,925	2,031
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035 (put 2/1/2029)	580	578
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 4.50% 12/1/2029	370	364
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2027	210	212
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2028	210	215
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2029	190	197
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2030	200	209
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Luthercare Project), Series 2025-A, 5.00% 12/1/2055	1,370	1,324
Latrobe Industrial Dev. Auth., University Rev. Bonds (Seton Hill University), Series 2026, 5.25% 3/1/2046	3,000	2,890
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 3.26% 8/15/2038 (c)	11,455	11,316
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2026-A, 5.00% 8/15/2036	7,355	8,043
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 7/1/2035	4,000	3,861
County of Lehigh, Industrial Dev. Auth., Special Obligation Rev. Bonds (West Hills Business Center Project), Series 2014, 6.50% 7/1/2032	2,080	2,082
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2040	365	371
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2041	320	325
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	35,635	34,276
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2038	1,000	949
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2039	1,000	933
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2044	2,500	2,236
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,240	1,223
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	1,275	1,284
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	450	441
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	7,195	7,209

165	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	USD19,000	$19,023
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046	3,830	3,725
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	1,000	937
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	3,755	3,790
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2028	205	207
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2037	100	97
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2038	175	168
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 3.25% 12/1/2039	125	109
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,320	1,325
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	3,860	3,751
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 4/1/2039	20,090	19,240
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2043	1,000	1,011
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046	7,500	7,501
Pennsylvania State University Bonds, Series 2018, 5.00% 9/1/2048	5,955	6,038
Pennsylvania State University Bonds, Series 2024, 5.25% 9/1/2054	3,570	3,725
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2031	1,500	1,505
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2033	2,750	2,758
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028	1,000	1,010
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, AGI, 4.00% 7/1/2040	3,660	3,429
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	155	158
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	550	506
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	500	453
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2042	1,000	1,049
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2052	3,000	3,011
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 10/1/2052	3,000	3,023
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2023-B, AGI, 5.50% 9/1/2053	3,000	3,160
Philadelphia School Dist., GO Bonds, Series 2016-F, BAM, 5.00% 9/1/2027	3,905	3,912
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2027	500	501
Philadelphia School Dist., GO Bonds, Series 2016-F, BAM, 5.00% 9/1/2027 (preref. 9/1/2026)	5	5
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	11,000	11,019
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2029	10,000	10,018
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2029	1,250	1,299
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2030	1,990	1,994
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2031	1,600	1,656
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2032	1,000	1,034
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2035	1,000	1,029
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2035	6,320	6,752
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2036	3,500	3,503
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2037	3,700	3,661
Philadelphia School Dist., GO Bonds, Series 2021-A, 4.00% 9/1/2037	3,765	3,702
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2037	1,850	1,898
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2038	4,270	4,182
Philadelphia School Dist., GO Bonds, Series 2021-A, 4.00% 9/1/2046	10,500	9,570
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, NATL, 5.00% 6/1/2034	11,000	12,149
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 9/1/2032	1,000	1,101
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 9/1/2033	1,250	1,389
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025-A, 5.00% 2/15/2036	7,845	8,879
City of Pottsfield, Hospital Auth. Rev. Bonds (Lehigh Valley Health Network), Series 2016-B, 5.00% 7/1/2041 (preref. 1/1/2027)	1,000	1,009

American Funds Tax-Exempt Income Funds	166

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, AGI, 5.00% 6/1/2027	USD9,820	$10,012
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD CME Term SOFR + 0.83%) 3.457% 12/1/2031 (c)	1,700	1,692
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	125	125
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2030	330	333
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2031	195	196
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	525	464
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2032	1,000	1,024
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2033	1,500	1,535
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2039	3,410	3,371
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2039	1,200	1,189
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2040	4,000	3,929
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 12/1/2040	1,000	1,047
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2041	2,175	2,135
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2042	3,125	3,048
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2042	5,500	5,576
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2042	2,735	2,940
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2043	8,140	7,881
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2043	2,735	2,644
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2043	1,790	1,916
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	2,075	1,949
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	20,450	21,173
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	4,000	4,129
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2044	700	762
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046	2,000	1,844
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2046	9,000	9,318
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2046	4,250	4,416
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2047	11,220	11,314
Turnpike Commission, Turnpike Rev. Bonds, Series 2023-A, 5.00% 12/1/2048	5,000	5,146
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	24,265	24,703
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2049	6,825	7,025
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	9,000	7,906
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2050	7,000	7,370
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051	7,490	5,339
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 3.00% 12/1/2051	3,320	2,358
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2051	5,000	4,356
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2051	5,515	4,882
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.25% 12/1/2054	9,000	9,373
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.25% 12/1/2055	10,000	10,413
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2055	3,000	3,127
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2043	2,935	3,141
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2044	4,500	4,785
		742,941
Puerto Rico 1.54%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033 (a)	415	439
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033 (a)	2,580	2,746
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	23,445	24,398
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	1,855	1,933
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	2,295	2,410
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	2,080	1,996
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.197% 7/1/2029 (c)	11,280	11,132
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	188
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	224,751	160,416
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	1,204	531
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	122,674	89,705

167	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	USD995	$996
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,870	1,838
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	1,280	1,282
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2029 (a)	2,100	2,209
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2039 (a)	2,400	2,464
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	3,840	3,840
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	45	45
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	21,979	20,898
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	5,499	1,800
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (c)	8,985	1,914
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	14,545	14,218
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	9,966	9,742
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	243	220
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	44,208	16,166
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	10,000	3,657
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	5	5
		377,188
Rhode Island 0.18%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2032	640	641
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2034	1,505	1,507
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2036	500	500
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2037	250	250
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	2,130	2,131
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2046	10,010	10,014
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	1,365	1,239
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	3,865	3,351
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	1,715	1,722
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 4/1/2049	3,320	3,291
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 10/1/2049	2,710	2,713
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 10/1/2049	1,225	1,229
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	5,785	5,717
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 76-A, 3.00% 10/1/2051	5,180	5,093
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	2,695	2,887
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	2,270	2,270
		44,555
South Carolina 2.01%
Clemson University, Higher Education Rev. Bonds, Series 2025-A, 5.00% 5/1/2055	5,000	5,117
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	5,211	1,858
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 7/1/2035	1,055	927
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	165	166
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 1/1/2050	4,800	4,815
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-A, 4.00% 1/1/2050	1,495	1,506
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	420	423
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	2,545	2,514
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	3,225	3,253
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	5,255	5,699
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	9,550	10,464
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,180	6,718
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Seneca Mill Lofts Apartments Project), Series 2025, 3.25% 1/1/2046 (put 2/1/2030)	5,880	5,842

American Funds Tax-Exempt Income Funds	168

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2034	USD805	$806
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2044	1,280	1,288
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2049	4,030	3,964
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2036 (preref. 8/15/2026) (a)(d)	6,100	6,104
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2017, 4.00% 11/15/2027	135	135
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	1,410	1,411
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2041	2,000	2,131
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2044	3,000	3,166
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2026 (a)	330	330
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	2,500	2,491
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 8/15/2033	1,450	1,451
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 11/15/2047	1,090	1,090
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2045	1,925	2,016
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 5/15/2046	5,000	5,209
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2050	5,410	5,553
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2045	1,300	1,362
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2047	1,300	1,347
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.50% 11/15/2050	2,725	2,833
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2054	3,110	3,176
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	16,065	17,089
Public Service Auth., Rev. Improvement Obligations, Series 2026-C, 5.00% 12/1/2036	2,125	2,360
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2040	10,595	11,068
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 4.00% 12/1/2041	5,640	5,346
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 4.00% 12/1/2042	5,690	5,377
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2043	7,750	8,037
Public Service Auth., Rev. Improvement Obligations, Series 2026-A, 5.00% 12/1/2043	1,650	1,753
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2051	6,890	6,975
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2042	1,675	1,778
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.25% 12/1/2050	8,025	8,354
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2055	13,905	14,031
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2026	1,250	1,259
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2034	900	904
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	1,090	1,095
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2036	1,885	1,893
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2037	500	502
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	6,825	7,179
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	27,465	27,542
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2021-B, 4.00% 12/1/2047	3,570	3,245
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	2,930	2,852
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2042	5,500	5,859
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2049	24,500	25,240
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, 5.00% 12/1/2049	10,750	10,992
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2050	1,070	1,060
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	21,930	22,302
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2055	1,750	1,707

169	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2029	USD15	$15
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2031	1,770	1,772
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2033	1,545	1,546
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2034	2,105	2,107
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2035	4,705	4,708
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2036	9,320	9,326
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2038	3,380	3,382
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2028	2,730	2,749
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2030	3,010	3,028
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2034	3,625	3,643
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2035	4,270	4,290
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2038	5,195	5,044
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2042	5,000	4,719
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2044	2,000	2,104
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 12/1/2045	470	439
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2045	2,000	2,095
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2047	59,900	54,441
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2047	3,500	3,613
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2048	3,500	3,595
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2052	34,450	29,818
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2055	30,260	25,829
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	14,997	12,801
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	11,906	10,162
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 5/1/2047	1,540	1,395
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 5/1/2052	2,030	2,071
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 5/1/2040	6,740	7,086
		492,742
South Dakota 0.21%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 11/1/2040	1,750	1,634
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	115	115
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	105	105
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 11/1/2047	795	795
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	1,500	1,500
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	1,530	1,541
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	590	592
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 11/1/2050	5,230	5,233
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	3,525	3,512
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	3,990	3,935
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-B, 3.00% 11/1/2052	630	620
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	370	380
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-A, 6.00% 5/1/2054	4,255	4,477
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	980	1,049
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	6,125	6,584
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	14,580	16,043
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	2,840	3,165
		51,280
Tennessee 0.79%
City of Clarksville, Water Sewer and Gas Rev. Bonds, Series 2021-A, 4.00% 2/1/2051	7,450	6,701
Health and Education Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018, 4.00% 7/1/2040	6,000	5,704
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Parkwood Villa Apartments), Series 2025, 3.15% 12/1/2042 (put 12/1/2027)	750	751
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2032	3,250	3,506
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2034	12,655	13,818
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2037	7,725	8,425

American Funds Tax-Exempt Income Funds	170

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2043	USD2,445	$2,576
Health and Educational Facs. Board, Multi Family Rev. Bonds (841 Cowan Apartments), Series 2026, 3.05% 4/1/2044 (put 4/1/2029)	2,130	2,113
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	1,770	1,889
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	825	823
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 2.45% 7/1/2030	1,760	1,681
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034	805	716
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	155	155
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 1/1/2043	1,175	1,178
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	150	150
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	235	235
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	160	160
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 1/1/2048	530	530
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	6,655	6,702
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 1/1/2049	2,390	2,399
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	720	724
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	1,485	1,495
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 7/1/2050	1,290	1,283
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 7/1/2051	1,575	1,555
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	275	283
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-1A, 6.00% 1/1/2056	900	975
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-2-A, 6.00% 1/1/2056	3,125	3,438
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	1,000	1,000
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-B-1, BAM, 5.00% 7/1/2049	1,220	1,236
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.25% 7/1/2049	1,250	1,286
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2041	1,895	2,027
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2042	1,900	2,025
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2047	6,705	6,987
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054	1,460	1,494
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	745	742
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2046	4,000	4,025
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 7/1/2046	4,000	4,025
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	8,000	8,201
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2054	5,000	4,437
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	24,605	25,644
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2/1/2027	1,165	1,173
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	56,455	58,665
		192,932
Texas 12.44%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	4,590	4,806
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 3/1/2049	825	830
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 8/15/2036	3,000	3,012
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,750	1,843
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	6,075	5,380
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2036	1,000	1,001
Alief Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 2.00% 2/15/2036	1,990	1,583
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	1,375	1,392
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2030	1,000	1,070
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2037	5,085	4,507
Anna Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	3,115	3,274

171	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2027	USD1,210	$1,224
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2042	2,000	2,009
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2034	650	658
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2036	915	924
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2037	1,445	1,459
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2047	2,625	2,633
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.125% 6/15/2034 (a)	770	752
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.25% 6/15/2039 (a)	1,075	1,003
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	510	467
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049 (a)	420	378
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	420	372
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2034	330	332
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2035	1,000	1,004
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2036	385	385
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2038	900	885
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2039	470	455
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	371
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	740	692
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	6,885	6,078
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	9,260	7,860
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2032	1,000	946
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2034	1,000	1,007
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2035	1,000	1,003
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2037	1,000	990
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2051	9,545	6,648
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2032	600	627
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2047	4,050	4,138
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2057	13,120	13,137
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	170	170
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	1,880	1,883
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2037	725	726
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2042	4,165	4,193
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	1,100	1,082
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2048	2,345	2,321
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2049	1,725	1,483

American Funds Tax-Exempt Income Funds	172

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2029	USD1,500	$1,548
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2030	1,000	1,030
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2031	1,100	1,132
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2032	1,000	1,027
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2035	2,245	2,297
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2038	1,000	1,019
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	11,495	11,646
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.50% 9/1/2044	1,020	1,005
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.75% 9/1/2048	1,250	1,231
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.625% 9/1/2051	1,105	1,054
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.00% 9/1/2054	1,280	1,087
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2037	2,660	2,662
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 11/15/2051	3,000	3,073
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2032	1,100	1,105
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2033	2,220	2,230
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2034	2,000	2,009
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2035	1,125	1,130
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2036	3,605	3,619
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2037	2,000	2,007
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2041	2,500	2,507
City of Austin, Airport System Rev. Bonds, Series 2019-A, 5.00% 11/15/2049	5,000	5,051
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2023, 5.00% 11/15/2048	4,750	4,896
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2031	1,130	1,136
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2032	1,000	1,005
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2033	1,000	1,005
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2024, 5.00% 11/15/2050	5,000	5,152
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2036	1,000	1,109
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2044	4,240	4,476
City of Austin, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 11/15/2035	6,000	6,714
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2035	4,500	4,519
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2036	1,565	1,577
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2036	6,985	7,012
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2041	1,750	1,686
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2045	11,795	11,822
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2046	3,800	3,828
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	1,000	1,113
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,625	1,780
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,088
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,500	1,620
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,069
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,064
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,200	1,270
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	1,830	1,935
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	1,090	1,146
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	1,250	1,285
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	4,210	3,953
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2036	500	456
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2037	1,000	894
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.625% 9/1/2045	1,150	1,113
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2048	1,300	1,108
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2050	1,675	1,403
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2033	2,000	2,018
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2034	3,105	3,361
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2035	6,155	6,204
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2036	10,150	10,225
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2036	2,745	2,939
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2039	2,220	2,182
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2040	1,500	1,458
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2045	2,500	2,541
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2037	1,500	1,502
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2038	3,000	2,981
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2038	4,200	4,274

173	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2039	USD1,500	$1,474
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2040	2,150	2,089
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	7,120	7,121
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2046	1,010	917
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2047	1,060	951
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2048	1,115	986
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2049	1,170	1,027
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2050	1,230	1,071
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2048	1,220	1,105
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2052	1,220	1,049
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	1,025	933
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2045	1,140	979
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,000	802
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,010	810
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2043	1,000	894
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2049	1,020	853
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2054	1,080	897
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 7/1/2043	4,285	3,898
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2027	700	701
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2028	1,405	1,407
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, AGI, 5.00% 7/1/2029	415	422
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, AGI, 5.00% 7/1/2030	650	660
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2049	1,165	976
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.50% 9/1/2049	1,080	923
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2042	1,000	1,060
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2043	710	751
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2044	695	732
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	14,475	12,975
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,395	1,510
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	3,335	3,550
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	3,610	3,818
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,670	1,759
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	14,590	13,367
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.25% 2/15/2050	4,000	4,237
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	5,045	4,468
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 4.00% 1/1/2051	1,315	1,157
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	525	574
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	400	433
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2048	2,000	2,064
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	3,460	3,290
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	765	845
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2038	1,235	1,346
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2034	6,000	6,581
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2035	4,615	5,058
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2042	1,920	2,018
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 8/15/2046	2,000	2,000
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-A, 5.00% 2/15/2035	2,275	2,472
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	405	405
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2033	2,125	2,144
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2034	2,300	2,313
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2038	1,085	1,021
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2041	1,400	1,338
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2042	1,400	1,330
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2044	5,000	4,643

American Funds Tax-Exempt Income Funds	174

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	USD6,040	$5,106
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048	6,050	6,101
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048 (preref. 8/1/2028)	420	437
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2051	9,295	7,526
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 8/15/2028	500	522
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 3.00% 8/15/2037	1,455	1,257
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	1,465	1,351
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049	3,455	3,108
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 4/1/2027	560	568
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2037	500	533
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,200	1,265
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2049	4,000	3,557
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	3,705	3,204
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036	830	884
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037	790	836
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	660	697
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039	650	682
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	911
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2054	1,090	942
County of Collin, Limited Tax Permanent Improvement Bonds, Series 2026, 5.00% 2/15/2045	2,000	2,121
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2045	1,005	951
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2047	1,115	1,034
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2049	1,230	1,118
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2051	1,355	1,216
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2042	1,335	1,431
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2043	1,020	1,089
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2044	1,055	1,120
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2030	1,000	1,077
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2031	1,400	1,524
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2034	1,500	1,669
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2040	1,455	1,559
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	2,500	2,305
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2040	2,000	2,119
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2042	1,450	1,523
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2043	450	470
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2044	1,500	1,557
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2045	1,400	1,448
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2046	1,190	1,223
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	9,535	8,474
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2036	1,000	1,024
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2037	1,945	1,987
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2038	1,775	1,809
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2043	9,240	9,359
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	7,000	7,053
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2047	1,455	1,405

175	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2054	USD1,130	$1,052
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2029	1,000	1,054
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2039	2,000	2,160
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2040	2,000	2,148
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2041	2,750	2,938
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2042	2,500	2,661
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2043	3,750	3,977
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2037	5,000	5,464
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2040	2,500	2,677
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 11/1/2037	6,125	6,126
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2037	2,000	2,145
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2040	5,125	5,411
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 4.00% 11/1/2045	1,025	960
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	1,690	1,703
City of Dallas, GO Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2027	5,765	5,837
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2034	2,000	1,994
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2036	1,000	965
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2037	1,250	1,202
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2038	1,000	956
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	5,500	5,501
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2036	5,400	5,413
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2042	8,700	8,791
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2046	7,250	7,303
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	10,000	8,766
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2043	4,405	2,967
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2044	1,000	662
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2045	1,000	652
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A-5, 5.00% 2/15/2055 (put 2/15/2030)	3,330	3,521
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A-6, 5.00% 2/15/2055 (put 2/15/2031)	10,000	10,719
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/15/2030)	6,440	6,804
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2037	700	695
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 8/15/2038	1,000	981
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2039	750	728
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2040	1,000	949
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,500	2,282
City of Denton, Certs. of Obligation, Series 2020, 2.00% 2/15/2034	1,400	1,188
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2029	3,500	3,520
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2033	14,180	14,242
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2035	6,775	6,801
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2036	7,500	7,526
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2043	1,170	1,133
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2046	1,355	1,324
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2048	1,025	976
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.00% 9/1/2050	1,125	919
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2028	2,500	2,613
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.50% 4/1/2045	1,230	1,199

American Funds Tax-Exempt Income Funds	176

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.625% 4/1/2047	USD1,365	$1,332
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.75% 4/1/2049	1,510	1,471
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.75% 4/1/2051	1,675	1,616
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2053	1,855	1,569
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	5,000	4,394
Eagle Pass Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-N, 5.00% 8/15/2051	1,500	1,553
Eagle Pass Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-N, 5.00% 8/15/2056	1,000	1,023
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.00% 8/15/2040	1,000	1,045
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.00% 8/15/2042	1,000	1,037
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.25% 8/15/2049	3,675	3,829
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2040	1,000	958
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2041	1,000	943
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2044	1,570	1,450
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2047	1,750	1,562
City of El Paso, Water and Sewer Improvement and Rev. Ref. Bonds, Series 2023, 5.25% 3/1/2049	5,000	5,193
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2034	1,100	1,204
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2035	1,000	1,099
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2050	2,000	2,101
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, BAM, 4.125% 2/15/2049	1,000	869
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, BAM, 4.25% 2/15/2054	1,265	1,107
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2037	4,500	4,908
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2041	2,320	2,475
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2042	2,265	2,408
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2042	1,000	959
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2046	1,000	945
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.75% 9/1/2050	1,230	1,162
Flour Bluff Independent School Dist., Unlimited Tax Building Bonds, Series 2025, 5.00% 8/15/2044	2,325	2,485
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2048	2,260	2,319
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	1,205	1,154
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2048	1,430	1,294
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,215	1,028
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	1,750	1,750
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2039	1,125	1,087
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.375% 11/1/2041	1,240	1,173
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2043	1,365	1,310
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2045	1,505	1,427
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2047	1,660	1,542
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2049	1,830	1,609
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.625% 9/1/2045	1,260	1,251
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.75% 9/1/2048	1,455	1,429
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.125% 9/1/2050	1,100	974
Fort Bend County, Toll Road Rev. and Rev. Ref. Bonds, Series 2025, AGI, 5.25% 3/1/2055	25,000	25,842
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 3/1/2034	1,500	1,405
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2027	1,080	1,105
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	2,985	2,985
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-B, 3.125% 8/1/2056 (put 8/1/2029)	3,000	2,987
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2032	750	765
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2033	705	715
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2034	1,000	1,009
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2038	2,990	3,206
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	5	5
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,400	1,476
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2035	1,040	1,047
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2040	1,195	1,096
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2043	1,080	975
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2046	1,270	1,118
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,490	1,268
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.375% 4/1/2053	1,050	865

177	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2045	USD1,335	$1,273
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2047	1,480	1,386
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2049	1,645	1,509
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.50% 6/1/2051	1,830	1,690
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2046	1,900	1,687
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 3/1/2049	1,200	1,034
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2051	2,250	1,908
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2040	1,250	1,328
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2041	1,700	1,798
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,109
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 4.00% 2/15/2044	2,450	2,312
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 2.00% 8/15/2034	2,075	1,758
GO Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 2/15/2038	4,500	3,916
Gonzales Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/1/2049	2,635	2,378
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2045	8,500	7,765
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2049	8,480	7,425
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2049	10,135	10,358
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	13,170	11,626
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 11/1/2037	3,170	3,299
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 5.00% 12/1/2043	1,155	1,171
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2046	1,135	1,018
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 5.00% 12/1/2047	1,145	1,151
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2050	1,130	975
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2044	1,340	1,164
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,710	1,373
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2049	1,290	1,194
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.625% 9/1/2052	1,155	1,063
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2046	1,035	999
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2051	1,135	1,032
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2050	1,105	903
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 10/1/2036	1,380	1,391
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2047	1,665	1,729
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2051	2,350	2,417
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,655	1,686
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.25% 9/15/2051	3,000	3,152
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	12,975	13,216
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.00% 9/15/2056	5,000	5,097
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2029	10,490	11,116
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2030	9,910	10,628
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2037	5,155	5,572
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	4,945	5,177
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	1,000	690
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2031	2,500	2,575
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2033	1,000	1,027
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2043	3,000	3,043
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 8/15/2048	1,500	1,315
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2025-A, 5.00% 8/15/2050	9,670	9,969
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	12,435	10,592
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 5.25% 8/15/2054	1,920	1,995
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2033	1,220	1,221
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2041	2,000	2,001
County of Harris, Toll Road Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2045	5,000	4,545
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2047	7,300	7,303
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	12,550	12,784
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2033	90	90
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	12,175	11,910
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2026	2,500	2,518
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020-C-3, 5.00% 6/1/2032 (put 12/1/2026)	500	506

American Funds Tax-Exempt Income Funds	178

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2028	USD1,000	$1,001
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2032	1,000	1,001
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 10/1/2039	5,000	4,204
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2041	1,000	944
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2042	1,520	1,426
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	26,885	18,927
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 7/1/2040	7,575	7,497
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	14,930	15,839
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2031	3,190	3,460
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2033	5,000	5,494
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2027	3,100	3,180
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2030	1,820	1,861
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	2,250	2,298
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 11/15/2035	12,045	11,801
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2045	1,205	1,168
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2045	1,095	1,008
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2048	1,095	975
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2051	1,095	950
County of Harris Flood Control Dist., Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2051	4,000	4,120
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 9/1/2032	1,900	1,931
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	2,140	2,158
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	4,875	4,798
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	10,065	10,688
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	13,730	14,899
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	25,620	27,573
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	10,235	11,136
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	3,935	4,342
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.00% 9/1/2045	1,230	964
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 9/1/2047	6,049	5,166
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	1,200	1,207
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	6,505	6,552
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	8,075	7,922
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	945	1,022
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	5,570	6,040
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	1,700	1,769
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2030	3,825	3,966
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2033	1,000	1,034
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2034	2,270	2,343
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2035	2,000	2,061
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036	8,000	8,229
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2037	2,500	2,567
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2038	2,500	2,562
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, 4.25% 7/1/2053	4,000	3,625
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2031	8,750	8,766
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2020-C, 4.00% 11/15/2049	1,030	901
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2032	2,000	2,083
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2033	5,245	5,593
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	10,000	10,004
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2038	10,000	10,291

179	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-D, 5.00% 11/15/2039	USD3,000	$3,003
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2039	3,475	3,568
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, AGI, 5.00% 9/1/2043	1,600	1,696
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, AGI, 5.00% 9/1/2045	3,500	3,680
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.25% 9/1/2051	10,000	10,345
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.50% 9/1/2058	3,375	3,552
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, CAB, Series 2026-C, AGI, 0% 9/1/2049	11,355	3,521
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Bonds, CAB, Series 2001-B, AMBAC, 0% 9/1/2027	810	783
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2026-A, 5.00% 9/1/2044	4,400	4,634
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2028	3,060	3,063
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2029	1,000	1,001
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2030	1,000	1,001
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2031	1,555	1,556
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2032	1,000	1,001
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	21,685	22,755
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 4.125% 3/1/2051	3,650	3,251
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2040	750	803
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2042	1,750	1,864
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2043	2,500	2,659
City of Houston, Water and Sewer System Rev. Bonds, CAB, Series 1998-A, AGI, 0% 12/1/2028	16,525	15,371
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2042	2,000	2,129
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,450	1,537
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 4.00% 2/15/2052	4,410	3,941
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050	3,450	3,114
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2040	1,000	1,064
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2041	1,000	1,058
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2042	1,250	1,318
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 4.125% 8/1/2049	3,855	3,449
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 4.25% 8/1/2054	10,000	9,035
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	2,500	2,600
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	3,075	3,154
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2031	125	127
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	440	447
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2034	300	304
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2043	1,750	1,705
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	840	908
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2037	3,275	3,522
Jarrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,000	7,040
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	900	953
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2041	1,065	1,126
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,300	1,372
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,670	1,756
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2044	1,475	1,544
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2040	2,000	2,176
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	6,000	5,290

American Funds Tax-Exempt Income Funds	180

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2033	USD345	$349
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2034	360	363
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2035	375	377
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2036	780	782
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2037	810	810
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2038	845	838
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2039	880	861
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2040	615	587
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2033	310	314
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2034	500	505
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2035	300	302
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2036	440	441
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2037	655	655
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2038	610	605
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2039	895	876
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2040	750	715
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2045	1,500	1,374
Kaufman Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054	1,900	1,945
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 5.00% 9/1/2043	1,220	1,223
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.875% 9/1/2046	1,430	1,406
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.375% 9/1/2048	1,090	952
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.375% 9/1/2050	1,215	1,043
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	1,000	1,002
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2035	3,080	3,086
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	5,500	5,988
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,025	1,096
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,060	1,127
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,880	1,992
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,975	2,083
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,100	2,210
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2039	1,055	975
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2043	1,045	934
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2047	1,255	1,089
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	1,105	941
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2039	3,000	3,172
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,155
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2026, 5.00% 2/15/2045	2,500	2,644
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 4.00% 2/15/2053	7,080	6,060
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2036	1,205	1,223
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.00% 9/1/2030	1,410	1,433
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.125% 9/1/2033	1,050	1,072
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.25% 9/1/2036	1,235	1,259
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.50% 9/1/2039	1,445	1,470
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	1,195	1,215
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2045	1,995	2,020
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2049	3,205	3,205
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2030	575	503
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2031	720	606
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2032	720	582
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2036	3,000	3,008
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	6,430	5,659
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	6,585	6,590
Lone Star College System, Limited Tax GO Bonds, Series 2017-A, 5.00% 8/15/2032	1,000	1,009
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2046	965	902

181	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2046 (preref. 8/15/2030)	USD35	$36
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051	1,000	901
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,000	1,040
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2038	1,905	2,067
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	13,000	13,368
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2039	4,400	4,739
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2040	4,415	4,561
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2041	3,645	3,883
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Rev. Bonds (LCRA Transmission Services Corp. Project), Series 2026, 5.00% 5/15/2046	2,150	2,228
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Rev. Bonds (LCRA Transmission Services Corp. Project), Series 2026, 5.25% 5/15/2056	12,500	12,896
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2030	2,500	2,627
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2031	1,000	1,048
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2032	3,700	3,809
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2033	1,250	1,285
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2034	1,240	1,273
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2034	1,500	1,561
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2036	1,000	1,047
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2037	1,000	1,044
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2038	1,000	1,009
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2038	1,585	1,649
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2039	1,000	1,008
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2039	1,565	1,622
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2040	810	830
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2045	2,015	2,062
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 5/15/2049	5,000	4,265
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2050	2,500	2,536
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2024-A, AGI, 5.00% 5/15/2054	21,000	21,316
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2041	1,405	1,503
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2039	1,355	1,439
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2040	2,400	2,539
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2041	2,000	2,117
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2042	2,600	2,745
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2043	2,780	2,923
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2044	3,770	3,946
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2036	3,850	3,481
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2037	2,920	2,596

American Funds Tax-Exempt Income Funds	182

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC, 4.40% 5/1/2030	USD1,450	$1,510
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,005	998
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.625% 9/1/2043	1,055	1,057
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2044	1,110	1,093
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2045	1,165	1,068
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2046	1,225	1,112
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2044	3,680	3,855
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	330	328
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	3,000	2,658
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2040	1,000	1,071
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2042	1,000	1,062
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2043	1,000	1,058
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2044	1,000	1,054
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	4,000	3,520
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2049	1,005	825
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.50% 8/1/2045	1,035	926
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.375% 8/1/2054	1,095	906
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.125% 4/1/2039	1,425	1,432
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2045	1,430	1,433
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2050	1,610	1,561
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2042	1,410	1,343
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2044	1,550	1,461
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2046	1,700	1,578
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2048	1,875	1,700
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.375% 12/1/2041	1,140	1,094
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2045	1,140	1,087
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2048	1,010	934
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.625% 12/1/2051	1,170	1,082
Montgomery County Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	890
Montgomery County Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	1,010	878
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2047	1,085	1,044
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2052	1,195	1,100
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.50% 11/1/2044	1,455	1,413
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.625% 11/1/2046	1,105	1,064
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.375% 11/1/2048	1,230	1,113
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2050	1,370	1,151
Montgomery Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2048	5,005	4,539
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	720	728
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.71% 9/15/2027 (c)	3,695	3,691
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.281% 9/15/2027 (c)	26,370	26,412
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.67 + 1.045%) 3.50% 9/15/2027 (c)	9,050	9,069
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	7,270	7,437
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	2,570	2,664
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	12,010	12,536
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	2,000	2,099
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	24,745	26,381
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	33,505	34,550
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2026-A, 5.25% 3/1/2037	36,675	38,595

183	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2030	USD1,000	$983
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2032	1,565	1,492
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2034	1,250	1,156
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2038	1,000	848
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2046	1,000	731
Municipal Utility Dist. No. 406, Unlimited Tax Bonds, Series 2019, 3.125% 9/1/2044	180	135
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049	1,405	1,418
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	490	506
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	465	481
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	250	258
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	3,180	2,830
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	750	820
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,122
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,190	2,324
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,323
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	2,500	2,584
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	7,500	6,872
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2036 (a)	1,000	907
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	1,245	1,050
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	1,430	1,146
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2033	6,000	6,007
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2042	2,590	2,803
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2043	3,625	3,910
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2044	7,000	7,518
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2045	7,000	7,489
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2047	4,000	4,022
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.50% 8/15/2049	28,185	30,368
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	1,000	1,000
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	1,550	1,550
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049	5,600	4,781
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2060	2,500	2,403
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	1,500	1,523
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	875	888
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2055	8,380	8,510
Newark Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Austin Achieve Public School, Inc.), Series 2022, 4.00% 6/15/2052	2,000	1,716
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	30,270	24,743
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2042	1,075	945
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2050	1,650	1,345
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2032	4,300	4,756

American Funds Tax-Exempt Income Funds	184

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2033	USD1,125	$1,147
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2034	910	923
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2044	2,500	2,285
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2051	9,070	7,716
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2058	2,775	2,290
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2060	25,000	20,741
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2031	2,100	2,114
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2033	1,200	1,207
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	1,250	1,257
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 12/15/2041	15,790	14,683
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2039	1,245	1,056
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2040	1,265	1,056
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2033	1,440	1,451
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2034	2,000	2,014
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,200	1,208
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2035	2,245	2,260
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2036	2,500	2,515
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2037	3,000	3,017
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038	4,855	4,940
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038 (preref. 1/1/2028)	3,445	3,556
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2022-A, 4.125% 1/1/2040	3,215	3,141
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2043	33,470	33,878
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2038	2,500	2,456
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2039	2,500	2,409
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2040	2,000	1,880
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2041	2,000	1,853
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	6,000	6,376
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2043	1,125	1,189
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,430	2,436
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	270	273
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2037	18,005	16,151
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.50% 3/1/2044	1,395	1,348
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2046	1,045	926
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2048	1,155	1,000
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2050	1,275	1,081
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2031	1,000	1,090
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,151
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	4,320	4,457
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2034	1,250	1,263
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2035	650	654
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2039	1,800	1,727
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2038	875	946
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	1,305	1,394
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,380	1,466
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,040	1,100
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	2,500	2,636
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,500	1,578
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,046
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2036	1,000	1,049
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,000	1,045
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,500	1,563
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2039	3,500	3,503
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	750	779
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,003

185	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	USD1,085	$1,124
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2049	1,175	1,086
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2041	2,250	2,397
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,815	1,925
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2043	1,910	2,023
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2044	2,000	2,113
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,500	1,595
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2043	1,000	1,058
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2050	2,750	2,827
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	11,715	10,374
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM, 4.00% 5/1/2033	665	665
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.50% 8/15/2045	1,950	1,774
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	2,000	1,661
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2041	1,640	1,412
Red River Education Fin. Corp., Higher Education Rev. Ref. and Improvement Bonds (Texas Christian University Project), Series 2024, 5.00% 3/15/2035	7,150	7,973
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,130	1,017
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2046	1,065	972
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2050	1,050	921
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2034	1,250	1,255
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.50% 9/1/2043	1,020	939
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2047	1,260	1,132
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2050	1,140	1,000
Richardson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2038	1,830	2,025
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.25% 9/1/2040	1,445	1,291
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.50% 9/1/2045	1,190	1,058
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.375% 9/1/2049	1,240	1,039
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2/1/2034	325	329
Royal Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-A, 5.00% 2/15/2051	9,500	9,764
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,067
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,440	1,470
City of San Angelo, Combination Tax and Rev. Certs. Of Obligation, Series 2023, 4.00% 2/15/2044	1,905	1,741
San Angelo Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	3,000	3,329
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	8,350	8,281
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2029	4,000	4,006
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2030	415	443
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2038	1,750	1,836
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2039	2,000	2,090
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2040	2,465	2,566
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2040	2,000	2,098
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-A, 5.25% 2/1/2040	2,500	2,691
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-B, 5.25% 2/1/2040	3,730	4,015
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2041	1,250	1,190
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2041	2,000	2,076
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.00% 2/1/2041	1,250	1,327
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2042	4,400	4,587
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2043	1,250	1,165
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2044	4,000	4,068
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2044	2,000	2,079
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2044	1,680	1,762
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2044	2,000	2,098
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2044	3,340	3,567
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2045	1,600	1,633
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2046	5,985	6,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2048	6,180	6,244
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2049	1,000	1,014
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2049	23,590	24,114
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2049	4,000	4,117
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2054	8,000	8,169
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2054	3,725	3,804

American Funds Tax-Exempt Income Funds	186

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	USD5,415	$5,370
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	5,765	5,684
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	5,935	5,905
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.15% 2/1/2055 (put 12/1/2031)	11,115	10,828
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2015-B, 4.00% 5/15/2040	7,000	6,482
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	7,305	7,769
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2041	8,330	8,818
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)	2,000	1,989
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2043	9,650	10,161
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 5/15/2045	2,165	2,226
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2025-C, 5.00% 5/15/2047	10,820	11,415
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 5/15/2048	2,555	2,585
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2048	17,500	18,521
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2021-A, 4.00% 5/15/2051	1,000	871
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2052	11,115	11,703
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 3.00% 5/15/2042	2,000	1,568
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 5.00% 5/15/2046	3,330	3,420
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/15/2052	5,285	5,413
San Jacinto Community College Dist., GO Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2046	3,500	3,181
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2048	4,530	4,665
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	4,010	4,264
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, AGI, 4.00% 9/1/2035	465	465
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, AGI, 4.00% 9/1/2037	775	769
Splendora Independent School Dist., Unlimited Tax School Building Bonds (Montgomery County), Series 2023, 5.00% 2/15/2041	1,530	1,611
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2029	375	397
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,940	2,079
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	2,210	2,350
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2041	2,000	2,119
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	2,835	2,991
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,000	1,053
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2044	1,000	1,050
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2045	1,000	1,046
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2050	3,500	3,584
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	2,500	2,398
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2038	2,500	2,384
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	1,545	1,452
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	1,250	1,169
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	3,775	3,522
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2035	5,000	5,558
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2039	2,400	2,583
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2043	2,800	2,961
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2044	5,945	6,253
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2045	5,000	4,646
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2041	3,000	2,875
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2042	2,725	2,577

187	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2047	USD1,350	$1,201
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2052	2,315	1,986
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	3,000	2,967
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2030	60	60
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	1,500	1,501
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	10,000	10,800
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	11,600	12,702
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 4.00% 7/1/2053	1,000	856
Tarrant County, Hospital Dist., Limited Tax Bonds, Series 2023, 4.00% 8/15/2043	2,500	2,333
Tarrant County, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.625% 12/1/2045	1,015	1,007
Tarrant County, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.00% 12/1/2049	1,220	1,045
Terrell Housing Fin. Corp., Multi Family Housing Rev. Bonds (Terrell Family Apartments), Series 2026, 3.30% 9/1/2044 (put 9/1/2029)	27,445	27,427
Terrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/1/2042	2,000	2,161
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2040	1,000	980
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2053	6,430	5,657
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	7,235	7,735
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 5/15/2033	1,000	1,015
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2022, 5.25% 5/15/2047	2,735	2,854
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2025-A, 5.00% 5/15/2050	1,000	1,032
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM, 5.00% 10/1/2030	1,000	1,068
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2049	8,580	8,702
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 4.375% 10/1/2054	2,000	1,823
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2035	1,145	1,160
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2036	1,180	1,195
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2042	5,000	5,309
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	7,940	7,162
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.25% 3/15/2054	14,385	14,890
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2043	1,075	957
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2045	1,185	1,055
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2047	1,305	1,134
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2047	1,890	1,755
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2048	1,025	935
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	1,335	1,136
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2049	1,080	976
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.625% 11/15/2050	1,140	1,040
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.625% 11/15/2051	1,200	1,084
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2041	6,000	6,317
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2038	850	491
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2039	950	518
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2040	800	413
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	1,425	694
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2043	2,185	950
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2044	2,850	1,169

American Funds Tax-Exempt Income Funds	188

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2050	USD5,000	$5,178
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2050	20,725	21,894
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2055	17,300	18,100
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.50% 10/1/2055	8,610	9,194
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2038	6,635	7,270
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2028	26,715	24,991
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2029	22,525	20,285
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2031	1,000	1,018
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2032	1,000	1,017
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2030	4,440	4,427
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2035	12,155	13,645
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2036	8,000	8,918
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2037	13,440	14,880
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2039	1,000	1,087
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2031	3,040	3,138
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2032	2,185	2,253
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2033	2,000	2,061
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2036	2,000	2,054
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2037	1,800	1,846
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2038	2,100	2,150
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2039	2,125	2,170
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2044	5,000	5,078
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2034	2,280	2,546
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2036	2,115	2,379
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2051	4,630	4,771
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2052	5,000	4,450
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2024-B, 4.00% 8/15/2054	3,000	2,656
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2042	1,325	1,391
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2043	1,250	1,307
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2044	1,350	1,412
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2049	4,090	4,232
Waco Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 3.00% 8/15/2039	3,365	2,874
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2037	1,000	1,084
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 8/1/2038	1,000	1,000
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2038	1,200	1,293
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	2,000	2,231
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2053	28,565	29,281
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2030	3,920	3,926
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2032	3,545	3,567
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 3.00% 10/15/2033	2,000	1,901
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2033	2,000	2,009

189	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2034	USD5,440	$5,454
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2035	6,510	6,514
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 10/15/2036	9,000	9,015
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2037	8,900	8,741
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2038	4,000	3,886
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2038	5,000	5,437
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2040	6,950	6,956
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 10/15/2046	8,000	8,008
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.25% 10/15/2051	35,460	36,979
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 10/15/2056	5,130	4,432
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2058	9,700	9,879
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	360	394
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	300	327
Waxachie Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,000	1,052
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	6,880	6,118
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,063
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2042	1,000	1,057
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,295
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 12/15/2045	1,000	897
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2060	12,750	10,792
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM, 4.00% 8/15/2033	1,100	1,104
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	2,225	2,385
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,665	2,822
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2042	1,000	886
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2046	1,195	1,047
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,040	856
Witchita Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2/1/2034	5,755	4,942
		3,046,421
United States 1.97%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.51% 10/25/2040 (c)	25,100	25,474
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.691% 3/25/2042 (c)	19,255	19,570
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-23, Class A, 4.568% 4/25/2042 (c)	7,731	7,878
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-31, Class AUS, 4.497% 6/25/2042 (c)	4,671	4,600
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-28, Class A, 4.387% 11/25/2042 (c)	29,321	28,283
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (a)	2,567	2,372
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (c)	34,587	36,433
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(c)	34,889	1,703
Freddie Mac, Multi Family Certs., Series 2023, 4.004% 1/25/2040 (c)	38,223	36,934
Freddie Mac, Multi Family Certs., Series 2023, 4.417% 8/25/2040 (c)	12,976	13,086
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (a)	46,201	42,038
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	22,133	20,808
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.669% 7/25/2042 (c)	18,264	18,686
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 9/15/2030	6,800	6,169
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	3,535	3,242
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 6/15/2035 (a)	11,960	10,219
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 12/15/2037	54,995	42,005
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.157% 12/25/2038 (c)	68,330	61,172
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.548% 10/25/2040 (c)	1,409	1,431

American Funds Tax-Exempt Income Funds	190

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
United States (continued)
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2025-ML-29, 4.713% 1/25/2043 (c)	USD3,817	$3,866
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-9, Class AUS, 3.996% 12/25/2036 (c)	4,274	4,214
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	33,269	27,346
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	10,865	9,093
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (c)	19,570	18,173
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.518% 8/25/2041 (c)	24,956	25,071
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.597% 8/25/2041 (c)	5,312	5,423
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043 (c)	8,629	7,530
		482,819
Utah 0.63%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.25% 8/1/2053	1,950	2,029
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2037 (a)	5,185	5,017
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2034	1,000	1,107
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2035	1,000	1,110
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.25% 6/1/2043	955	1,032
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2050	8,540	9,141
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	6,875	7,279
GO Bonds, Series 2020, 3.00% 7/1/2034	2,025	1,921
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1581 Phase I), Series 2025, 3.18% 7/1/2045 (put 2/1/2029)	5,710	5,705
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	2,300	2,453
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	825	892
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	680	739
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	1,680	1,831
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,025	3,329
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,235	4,673
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	1,100	1,074
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	3,465	3,392
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	3,505	3,601
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052	555	460
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2037	4,260	4,248
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2038	4,430	4,376
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2039	4,510	4,402
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2040	4,795	4,651
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 7/1/2047	5,995	6,027
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2038	730	735
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2043	1,150	1,151
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2048	1,185	1,174
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032	100	109
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2037	1,000	1,081
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, NATL, 5.00% 6/15/2035	18,000	19,985
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2040	1,765	1,903
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2041	4,500	4,828
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2042	1,500	1,603
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2025, 5.00% 12/15/2043	4,050	4,356
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	4,790	4,552
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	9,170	8,295
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2032	1,000	1,032
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2034	1,000	1,031
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2035	1,000	1,029

191	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2036	USD2,000	$2,055
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 4.00% 5/15/2041	10,000	9,715
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 3.00% 5/15/2050	2,155	1,561
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 5.00% 5/15/2050	5,000	5,058
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2027	315	320
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2028	450	466
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2030	175	186
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2031	95	102
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2032	135	139
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2033	150	154
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2034	115	117
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2035	215	219
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2037	300	302
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2039	175	172
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2040	160	157
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2041	175	169
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2046	275	252
		154,497
Vermont 0.07%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2031	3,300	3,303
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,200	2,201
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2039	1,750	1,750
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2046	4,300	4,300
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.60% 8/15/2051	1,000	645
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	1,830	1,235
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	245	245
University of Vermont and State Agricultural College, GO Bonds, Series 2026-A, 5.00% 10/1/2040	4,000	4,336
		18,015
Virgin Islands 0.07%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,539
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	3,355	3,440
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	7,420	7,808
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	2,585	2,655
		16,442
Virginia 1.31%
Alexandria Redev. and Housing Auth., Multi Family Housing Rev. Bonds (431 S Columbus St Block 4), Series 2024, 3.20% 12/1/2054 (put 6/1/2027)	2,630	2,630
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	3,335	3,090
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,370	1,368
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	2,000	2,029
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 3.00% 2/1/2037	5,000	4,465
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 1/1/2034	1,000	1,157
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2029	9,150	9,452

American Funds Tax-Exempt Income Funds	192

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2026	USD900	$902
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2028	2,600	2,605
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 9/15/2028	5,755	5,761
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2026, 5.00% 9/15/2038	1,000	1,109
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2026, 5.00% 9/15/2041	500	545
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2037	1,525	1,540
County of Fairfax, Public Improvement Bonds, Series 2022-A, 4.00% 10/1/2026	5,460	5,472
County of Fairfax, Public Improvement Bonds, Series 2023-A, 4.00% 10/1/2026	2,500	2,506
County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2027	9,270	9,529
County of Fairfax, Sewer Rev. Bonds, Series 2026-A, 5.00% 7/15/2043	5,000	5,435
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	1,010	1,026
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, AGI, 5.375% 7/1/2053 (put 7/1/2043)	5,100	5,308
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-B, 6.50% 1/1/2056	7,270	7,358
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028	485	493
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029	720	738
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	705	715
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	5,280	5,287
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	6,340	6,187
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	2,900	2,765
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	6,390	5,901
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	10,500	9,537
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	9,000	7,963
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2026-A, 6.50% 1/1/2056	1,875	1,851
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,410	16,912
Hampton Roads, Transportation Accountability Commission, Rev. Bonds (Hampton Roads Transportation Fund), Series 2024-A, 5.00% 7/1/2054	4,715	4,833
County of Henrico, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (Glenwood Farms Family), Series 2025, 3.20% 12/1/2045 (put 12/1/2029)	1,935	1,930
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 3.00% 10/1/2035	475	439
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2045	1,420	1,282
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	6,150	6,202
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2033	515	518
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.40% 9/1/2045	2,165	1,483
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.625% 11/1/2053	1,190	757
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	2,900	2,989
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	3,125	3,180

193	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2048	USD2,310	$2,028
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 3.65% 11/1/2035 (put 10/1/2027)	1,000	1,008
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	7,450	5,211
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	2,640	2,196
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2031	2,000	2,007
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	15,250	14,712
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045 (a)	41,100	40,482
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	2,075	2,077
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	195	195
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 8/1/2026	1,140	1,140
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 8/1/2040 (preref. 8/1/2030)	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2019-C, 5.00% 8/1/2032	2,000	2,109
Resources Auth., Infrastructure Rev. Bonds (Virginia Pooled Fin. Program), Series 2014-B, 5.00% 11/1/2027	255	255
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 7/1/2051	2,415	2,161
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032	2,500	2,501
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	2,105	2,105
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	2,960	2,960
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	2,500	2,345
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	235
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	1,715	1,701
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	2,045	1,929
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	1,935	2,070
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	1,740	1,806
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	2,275	2,331
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,665	1,736
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	573
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2035	1,750	1,822
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	2,370	2,383
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2038	5,000	5,010
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	24,010	22,238
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	28,055	24,610
County of Stafford, Public School Auth., Special Obligation School Fin. Bonds, Series 2026, 5.00% 8/1/2044	1,070	1,158
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	7,825	7,834
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,000	2,002
		320,195

American Funds Tax-Exempt Income Funds	194

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington 2.61%
Bellevue School Dist. No. 405, Unlimited Tax GO and Rev. Ref. Bonds, Series 2026, 5.00% 12/1/2044	USD6,930	$7,434
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	13,500	12,262
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	6,200	6,242
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	4,000	3,987
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	5,230	4,119
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	6,780	6,565
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	1,140	1,046
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2026-A, 5.00% 7/1/2036	5,000	5,628
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2026-A, 5.00% 7/1/2037	4,495	5,031
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	8,435	9,072
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2034	1,000	1,119
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2024-A, 5.00% 7/1/2040	5,000	5,361
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Convertible CAB, Series 2021-A-2, 4.00% 12/1/2045 (a)	1,200	1,097
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.00% 12/1/2046	1,470	1,535
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.25% 12/1/2055	1,160	1,207
GO Bonds, Series 2017-A, 5.00% 8/1/2036	5,000	5,000
GO Bonds, Series 2017-A, 5.00% 8/1/2037	2,500	2,500
GO Bonds, Series 2022-A, 5.00% 8/1/2039	15,330	16,173
GO Bonds, Series 2018-C, 5.00% 2/1/2041	2,000	2,039
GO Bonds, Series 2018-A, 5.00% 8/1/2041	780	791
GO Bonds, Series 2018-A, 5.00% 8/1/2042	4,000	4,054
GO Bonds, Series 2023-A, 5.00% 8/1/2044	4,000	4,189
GO Bonds, Series 2024-A, 5.00% 8/1/2046	16,690	17,422
GO Rev. Ref. Bonds, Series 2018-R-D, 5.00% 8/1/2035	3,000	3,056
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2042	1,200	1,219
County of Grant, Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2023-A, 5.00% 1/1/2039	1,000	1,073
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	9,560	9,988
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 8/15/2037	2,500	2,531
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 8/15/2041	7,500	6,889
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	4,505	3,933
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	14,785	15,738
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2035	5,000	5,467
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	14,980	14,983
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	19,155	19,157
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2015-A, 4.00% 10/1/2045	9,550	8,904
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	15,315	15,434
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2029	1,800	1,833
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,000	1,015
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2036	2,965	3,001
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	1,205	1,218
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2031 (preref. 12/1/2026)	4,625	4,656
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,000	1,007
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	2,180	2,195
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2028	1,500	1,501
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2029	1,750	1,751
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2030	1,500	1,501
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2029	1,700	1,762
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2033	3,000	3,088
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	48,860	46,219
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (c)	44,408	3,977
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	48,409	44,362
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.949% 11/20/2041 (c)	21,059	19,829
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/1/2050 (c)	28,376	27,081

195	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2027	USD705	$718
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2030	235	250
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2038	1,590	1,667
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2043	2,225	2,289
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	650	657
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2027 (a)	110	110
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	250	253
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2029 (a)	160	161
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-B-2, 4.50% 1/1/2034	10,000	10,017
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	1,770	1,582
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 12/1/2030	920	903
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 12/1/2035	1,400	1,169
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 12/1/2040	1,750	1,395
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 12/1/2043	975	778
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	755	758
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	1,395	1,401
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	2,685	2,650
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	3,170	3,100
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	2,445	2,534
Washington State Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.727% 12/20/2035 (c)(f)	12,665	434
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	9,645	9,725
Kelso School Dist. No. 458, GO Bonds, Series 2019, 4.00% 12/1/2038	1,680	1,634
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	40,335	32,848
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	18,345	13,747
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	22,180	15,051
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	10,375	6,658
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	4,740	3,856
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	2,965	2,844
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2043	2,165	2,322
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2024-B, 5.00% 6/1/2045	4,645	4,870
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2048	10,000	10,436
Motor Vehicle Fuel Tax GO Bonds, Series 2017-B, 5.00% 8/1/2036	2,500	2,500
Motor Vehicle Fuel Tax GO Bonds, Series 2017-B, 5.00% 8/1/2040	2,500	2,500
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2042	1,125	1,205
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2043	1,500	1,603
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2044	2,000	2,127
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2018-A, 4.00% 1/1/2040	10,890	10,638
City of Seattle, Municipal Light and Power Improvement Rev. Green Bonds, Series 2020-A, 4.00% 7/1/2034	1,785	1,810
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 12/1/2051	15,270	15,607
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	6,975	7,099
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2049	2,070	2,125
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2054	3,000	3,040
Tacoma School Dist. No. 10, Unlimited Tax GO Bonds, Series 2020-B, 4.00% 12/1/2041	3,205	3,105
University of Washington, General Rev. Ref. Bonds, Series 2025-C, 5.00% 1/1/2030	1,000	1,068
Various Purpose GO Bonds, Series 2021-A, 5.00% 8/1/2033	1,060	1,133
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2040	2,500	2,692
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2041	20,000	21,634

American Funds Tax-Exempt Income Funds	196

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2042	USD3,665	$3,879
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2045	7,430	7,846
Various Purpose GO Bonds, Series 2025-C, 5.00% 2/1/2047	2,000	2,094
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2048	6,435	6,684
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2039	3,750	4,079
		639,526
West Virginia 0.10%
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 5.00% 6/1/2038	950	1,007
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	5,250	4,953
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052	5,985	5,987
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2038	1,375	1,228
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Highlawn Place), Series 2026, 2.875% 11/1/2028 (put 2/1/2028)	520	517
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2038	2,175	2,298
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 6/1/2043	975	992
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2047	6,000	6,172
		23,154
Wisconsin 1.74%
GO Bonds, Series 2021-B, 4.00% 5/1/2039	1,000	982
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2035	1,080	1,218
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 7/1/2042	3,380	3,394
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 7/1/2047	2,500	2,209
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2036	2,270	2,274
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2025, 5.25% 8/15/2055	14,000	14,363
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 7/1/2041	1,590	1,591
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2017, 4.00% 8/15/2042	6,450	5,959
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc. Obligated Group), Series 2017-A, 5.00% 4/1/2048	2,100	2,109
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2044	1,700	1,748
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, AGI, 4.00% 2/15/2034	1,360	1,371
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, AGI, 4.00% 2/15/2035	1,000	1,007
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,500	2,455
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2051 (put 2/15/2027)	4,035	4,038
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2036	3,870	3,970
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2037	3,500	3,583
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	29,700	29,996
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2029	500	526
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2031	500	538
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2042	5,000	5,163
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2052	10,250	10,349
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	815	815

197	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-1, 4.40% 8/15/2029	USD1,600	$1,600
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	3,517	3,042
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	1,620	1,625
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	505	506
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	1,130	1,131
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	2,100	2,121
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	6,610	6,617
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	3,735	3,718
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	1,620	1,592
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	1,505	1,481
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	8,610	9,320
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	3,455	3,692
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,580	2,778
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	5,850	6,314
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.477% 12/5/2040 (c)	5,700	5,492
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.147% 1/20/2041 (c)	29,898	27,413
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061 (a)	250	170
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	1,670	1,488
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2034 (a)	1,000	975
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 7/1/2040	1,000	977
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	1,380	1,089
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	3,000	2,247
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	3,710	2,635
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052	12,285	10,749
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 5.00% 10/1/2052	7,500	7,536
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, 5.00% 6/1/2034	1,000	1,042
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	32,000	24,909
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 10/1/2044	3,000	3,025
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 4.00% 10/1/2049	980	831
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2031	3,115	3,123
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2032	3,250	3,259
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2040	11,585	11,611
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	12,016	11,795
Public Fin. Auth., Municipal Certs. (Systima), Series 2026-1, Class A-1, 5.40% 6/20/2044	5,393	5,556
Public Fin. Auth., Pollution Control Rev. Bonds (Duke Energy Progress Project), Series 2022-A-2, 3.70% 10/1/2046 (put 10/1/2030)	24,060	24,480
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	920	945
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2034	370	404
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2042	5,250	5,528
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.375% 7/1/2047	5,635	5,850
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	4,130	4,269
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	1,280	1,291
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,400	1,392
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	8,540	8,690

American Funds Tax-Exempt Income Funds	198

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	USD1,625	$1,542
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	5,275	4,792
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	15,900	12,970
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	1,000	793
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	13,515	9,596
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	6,095	4,429
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2045 (a)	890	930
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2050 (a)	670	682
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2055 (a)	1,645	1,658
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2045	1,150	1,175
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2050	2,850	2,908
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2055	4,100	4,150
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	5,545	5,587
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2035	1,190	1,189
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2036	1,240	1,229
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2037	1,290	1,267
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2042	3,050	2,847
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2047	4,975	4,355
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	3,470	2,918
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	2,050	1,789
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	1,000	1,021
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	844
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 3.25% 1/1/2028	175	174
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	4,475	4,521
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	1,550	1,558
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, AGI, 5.00% 7/1/2058	2,000	1,992
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,000	957
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038 (a)	1,335	1,327
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043 (a)	1,920	1,880
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	1,145	1,092
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, AGI, 5.00% 7/1/2058	11,250	10,775
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2034	1,125	1,145
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	1,080	683
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2051	8,500	7,490
		426,231
Wyoming 0.03%
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 2.10% 12/1/2035	1,200	1,002
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 12/1/2046	150	150
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 6/1/2049	2,870	2,833
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	530	527
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	1,370	1,381
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	1,240	1,300
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	660	708
		7,901
Total bonds, notes & other debt instruments (cost: $23,741,102,000)		22,911,783

199	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities 6.27%	Principal amount (000)	Value (000)
Municipals 6.27%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (a)(c)	USD16,815	$16,815
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, 2.60% 9/15/2033 (a)(c)	21,415	18,376
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.95% 12/1/2033 (c)	27,735	27,735
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (c)	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (c)	26,200	26,200
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.95% 2/1/2048 (c)	10,925	10,925
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.95% 2/1/2048 (c)	27,715	27,715
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	20,000	20,424
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.69% 2/1/2035 (c)	7,510	7,510
State of District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 2.18% 10/1/2050 (c)	38,530	38,530
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	16,000	16,087
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (c)	5,200	5,200
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 3.00% 7/1/2060 (c)	1,500	1,500
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	15,000	15,176
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (c)	14,295	14,295
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (c)	8,650	8,650
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.10% 12/1/2039 (c)	17,320	17,320
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-1, 2.05% 11/15/2054 (c)	20,000	20,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (c)	24,000	24,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 2.95% 2/15/2041 (c)	24,355	24,355
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (c)	17,950	17,950
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 2.95% 12/1/2051 (c)	13,000	13,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.95% 8/1/2035 (c)	11,300	11,300
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-D, 2.06% 5/15/2053 (c)	15,000	15,000
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 2.95% 5/15/2053 (c)	35,560	35,560
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (c)	13,520	13,520
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.53% 12/1/2041 (put 9/1/2026) (g)	5,000	5,000
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.40% 12/1/2034 (put 9/1/2026) (g)	9,000	9,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.90% 4/1/2042 (c)	18,175	18,175
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2026-B, 2.60% 11/17/2026	15,000	14,998
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, General Rev. Bonds, Series 2009-B, 2.48% 8/18/2026	18,460	18,459
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.80% 11/15/2038 (c)	20,000	20,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 1.85% 11/15/2047 (c)	15,450	15,450

American Funds Tax-Exempt Income Funds	200

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-D, 2.07% 12/1/2030 (c)	USD14,980	$14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 2.95% 12/1/2030 (c)	57,950	57,950
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.95% 12/1/2030 (c)	38,600	38,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2009-D, 2.95% 12/1/2030 (c)	5,500	5,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.95% 11/1/2035 (c)	25,710	25,710
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-E, 2.95% 11/1/2035 (c)	13,500	13,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.05% 11/1/2035 (c)	18,820	18,820
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 3.05% 11/1/2035 (c)	5,000	5,000
State of Mississippi, Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 2.95% 6/1/2043 (c)	15,160	15,160
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.95% 2/15/2033 (c)	12,950	12,950
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.05% 3/1/2040 (c)	13,200	13,200
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (c)	7,475	7,475
State of New York, Dormitory Auth., Rev. IAM Commercial Paper (Cornell University), Series 2026, 2.50% 8/18/2026	10,000	10,000
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2027	3,750	3,805
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-1, 2.95% 11/1/2031 (c)	8,000	8,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 2.95% 11/15/2050 (c)	1,600	1,600
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 2.95% 4/1/2036 (c)	17,975	17,975
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.25% 3/1/2039 (c)	23,615	23,615
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 3.05% 4/1/2042 (c)	24,770	24,770
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.95% 3/1/2042 (c)	37,280	37,280
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-2, 3.05% 4/1/2042 (c)	1,680	1,680
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-3, 3.05% 4/1/2042 (c)	1,275	1,275
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 3.05% 2/1/2056 (c)	73,000	73,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 3.05% 6/15/2050 (c)	20,720	20,720
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 2.95% 6/15/2044 (c)	3,575	3,575
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 2.25% 6/15/2046 (c)	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-4, 3.05% 6/15/2050 (c)	10,900	10,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (c)	26,060	26,060
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.05% 6/15/2053 (c)	28,985	28,985
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 3.05% 2/1/2045 (c)	16,685	16,685
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (c)	28,350	28,350
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.95% 8/1/2041 (c)	12,800	12,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.05% 8/1/2042 (c)	30,900	30,900
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (c)	21,410	21,410
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (c)	58,725	58,725

201	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 2.08% 11/15/2028 (c)	USD3,080	$3,080
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 2.65% 12/1/2048 (put 11/2/2026) (g)	10,000	10,000
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2026, 2.50% 9/28/2026	29,145	29,137
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (c)	6,000	6,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 2.70% 1/15/2045 (c)	2,400	2,400
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.95% 5/1/2048 (c)	44,200	44,200
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.03% 1/1/2033 (c)	725	725
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 3.00% 4/1/2032 (c)	2,085	2,085
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.00% 7/1/2034 (c)	4,680	4,680
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 3.00% 7/1/2038 (c)	790	790
State of Texas, City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2025, 5.00% 11/15/2026	1,400	1,409
State of Texas, Housing Fin. Corp., Multi Family Housing Rev. Notes (Summerdale Apartments), Series 2023, 2.89% 8/1/2041 (put 8/1/2027) (g)	1,335	1,333
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.19% 5/15/2034 (c)	5,000	5,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (c)	25,000	25,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.95% 11/1/2029 (c)	14,600	14,600
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (c)	35,000	35,000
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2026, 2.50% 10/15/2026	15,000	14,997
State of Virginia, County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2026	20,000	20,077
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.00% 2/15/2038 (c)	31,025	31,025
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (c)	27,250	27,250
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (c)	12,975	12,975
		1,537,443
Total short-term securities (cost: $1,540,512,000)		1,537,443
Total investment securities 99.80% (cost: $25,281,614,000)		24,449,226
Other assets less liabilities 0.20%		48,200
Net assets 100.00%		$24,497,426

American Funds Tax-Exempt Income Funds	202

The Tax-Exempt Bond Fund of America® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	2,249	10/5/2026	USD462,416	$(1,587)
5 Year U.S. Treasury Note Futures	Long	4,902	10/5/2026	519,497	(4,757)
					$(6,344)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$35,635	$34,276	0.14%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $900,462,000, which represented
3.68% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

203	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 92.27%	Principal amount (000)	Value (000)
Alabama 3.50%
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2055	USD1,890	$1,931
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	9,325	9,441
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	21,325	21,984
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2026-A, AMT, 4.30% 3/1/2056 (put 3/1/2033) (a)	14,330	14,216
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	15,340	15,875
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	6,660	6,974
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	7,410	7,674
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-A, 5.00% 12/1/2034	15,100	15,621
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	4,270	4,487
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 6/1/2035	2,250	2,332
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	25,545	25,666
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	17,805	18,366
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	17,200	17,874
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	40,500	41,376
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	25,600	26,934
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	29,870	30,850
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	895	954
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	2,435	2,558
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	3,215	3,288
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	24,140	25,019
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	3,250	3,363
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	12,610	13,073
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	4,000	4,035
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	4,140	4,172
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	14,870	14,890
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	11,150	11,599
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	280	281
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	9,120	9,166
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	2,530	2,554
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	3,270	3,424
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	1,425	1,467
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	12,420	13,123
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	13,400	14,215
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2054	2,225	2,247
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.00% 10/1/2056	1,110	1,050
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	8,220	8,416
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	1,755	1,926
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	555	593
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	900	955
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	1,680	1,735
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	2,670	2,775
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	1,600	1,648
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	13,495	13,026
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	27,800	26,017
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033 (b)	2,500	200
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	10,610	10,493

American Funds Tax-Exempt Income Funds	204

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	USD850	$839
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,675	1,707
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	8,925	9,267
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,570	10,512
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	6,945	7,081
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	10,580	10,792
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	8,495	8,878
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	18,315	18,399
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	2,000	2,109
		529,447
Alaska 0.05%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	530	567
Housing Fin. Corp., General Mortgage Rev. Bonds II, Series 2026-A, 6.00% 12/1/2056	205	224
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	1,780	1,780
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,780	1,780
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029	1,780	1,781
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,335	1,336
		7,468
American Samoa 0.11%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038 (a)	1,340	1,344
Econ. Dev. Auth., General Rev. Bonds, Series 2025-B, 5.25% 9/1/2045 (a)	1,390	1,377
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2027 (a)	515	521
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2028 (a)	620	632
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2029 (a)	1,140	1,170
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2035 (a)	1,260	1,300
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038 (a)	9,820	10,256
		16,600
Arizona 2.63%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-C, 5.25% 1/1/2055	15,255	16,039
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	388	321
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	85	85
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	630	615
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	1,375	1,268
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2051	100	88
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.00% 7/1/2046	380	363
City of Glendale, Industrial Dev. Auth., Rev. Bonds (The Beatitudes Campus Project), Series 2018, 5.00% 11/15/2053	8,455	6,654
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/1/2028	170	170

205	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	USD925	$929
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	2,885	2,663
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	5,330	4,686
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,995	1,966
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (7-Day High Yield S&P + 0.81%) 3.53% 1/1/2037 (c)	4,060	4,064
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	975	956
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	535	520
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	670	643
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	715	681
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	885	759
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	725	571
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	4,510	3,362
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	1,555	1,355
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	3,465	2,583
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039 (a)	3,910	3,811
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049 (a)	7,020	6,374
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054 (a)	5,310	4,687
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	14,090	11,686
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	4,820	3,899
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	2,400	1,892
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038 (a)	1,240	1,243
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039 (a)	685	685
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047 (a)	1,960	1,862
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048 (a)	2,220	2,220
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049 (a)	2,560	2,361
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051 (a)	500	467
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053 (a)	3,335	3,291
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054 (a)	1,775	1,578
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2026-A, 5.50% 7/1/2056 (a)	585	558
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	890	916
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2026-A, 5.75% 7/1/2061 (a)	555	540
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027 (a)	425	424
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037 (a)	600	600

American Funds Tax-Exempt Income Funds	206

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	USD560	$560
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	1,330	1,330
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047 (a)	1,885	1,766
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047 (a)	1,880	1,761
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	2,825	2,734
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	10,055	9,714
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	4,455	4,053
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051 (a)	1,380	1,255
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	340	332
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	4,505	4,393
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	5,890	5,262
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	1,125	998
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040 (a)	1,645	1,501
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050 (a)	2,295	1,862
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038 (a)	1,730	1,731
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048 (a)	2,875	2,877
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	2,010	2,018
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	4,530	4,411
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	565	526
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051 (a)	1,530	1,150
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029 (a)	255	251
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039 (a)	460	456
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049 (a)	1,035	942
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	8,494	8,561
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.914% 5/20/2033 (c)(d)	139,469	4,137
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	29,609	29,309
Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Copper World, LLC Project), Series 2026-A, AMT, 4.50% 7/1/2046 (put 7/2/2036) (a)	4,565	4,554
Industrial Dev. Auth., Student Housing Rev. Bonds (CHF - Arizona, LLC - University of Arizona Project), Series 2026-A, BAM, 5.25% 7/1/2061	4,000	4,107
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028 (a)	415	415
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046 (a)	4,795	4,522
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions-Harmony Public Schools Project), Series 2016-A, 5.00% 2/15/2046 (a)	3,275	3,161
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Harmony Education Foundation- Harmony Public Schools Project), Series 2021-A, 4.00% 2/15/2046	585	494
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Harmony Education Foundation- Harmony Public Schools Project), Series 2021-A, 4.00% 2/15/2051	580	466
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.625% 7/1/2045 (a)	450	454
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.875% 7/1/2060 (a)	820	807
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	1,780	1,808

207	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052 (a)	USD3,225	$3,228
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031 (a)	2,990	2,732
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039 (a)	3,105	3,107
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	1,375	1,206
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	9,235	7,135
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	2,735	2,762
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	4,235	3,904
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,620	3,066
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	2,205	1,743
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	4,470	4,035
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056 (a)	1,190	915
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036 (a)	2,875	2,875
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047 (a)	9,385	8,683
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	13,895	11,953
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 5.00% 1/1/2038	2,035	2,219
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	3,890	2,842
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	900	657
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	4,415	4,299
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	1,780	1,608
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,335	2,109
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	7,050	6,084
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	3,610	3,115
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	5,190	5,190
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	1,210	1,210
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	1,500	1,431
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	6,295	5,974
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	2,890	2,891
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041 (a)	11,385	11,020
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	880	833
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046 (a)	2,475	2,313
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2034 (a)	455	455
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	7,550	6,312
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	660	552

American Funds Tax-Exempt Income Funds	208

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051 (a)	USD2,020	$1,493
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057 (a)	610	434
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039 (a)	585	558
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049 (a)	1,090	946
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052 (a)	1,910	1,612
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029 (a)	175	175
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034 (a)	350	350
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039 (a)	440	429
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049 (a)	1,335	1,225
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051 (a)	3,990	2,949
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057 (a)	4,805	3,417
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042 (a)	2,665	2,853
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052 (a)	8,690	9,185
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057 (a)	5,550	5,885
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,985	1,807
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.00% 6/15/2046 (a)	500	490
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	3,150	2,637
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.25% 6/15/2056 (a)	1,200	1,142
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	4,845	4,490
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	3,050	2,504
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064 (a)	885	715
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.50% 6/15/2065 (a)	2,830	2,743
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	6,560	6,187
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	3,145	2,689
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2050	785	728
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054	1,850	1,690
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Bonds (Yavapai Regional Medical Center), Series 2019, 4.00% 8/1/2043	955	860
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	4,025	3,924
		397,688

209	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arkansas 0.58%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.00% 9/1/2046 (put 3/1/2033) (a)	USD38,000	$37,899
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.25% 9/1/2046 (put 3/3/2033) (a)	13,500	13,441
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	17,365	17,619
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053	2,580	2,649
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Hybar Steel), Series 2026-A, AMT, 4.875% 7/1/2056 (put 7/1/2036) (a)	6,800	7,000
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Hybar Steel), Series 2026-B, 7.375% 7/1/2056 (put 7/1/2034) (a)	3,500	3,612
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	2,465	2,461
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.00% 12/1/2036	475	506
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.25% 12/1/2046	315	322
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2054	500	509
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2060	960	968
		86,986
California 6.86%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (e)	530	309
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (e)	1,770	1,024
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (e)	2,020	1,177
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	130	130
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	140	140
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	275	275
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2051	1,780	1,887
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2055	3,305	3,483
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.25% 11/1/2056	4,450	4,736
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	2,505	2,621
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	1,445	1,510
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	615	437
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	665	449
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (a)	4,400	3,340
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2040	4,450	2,439
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	7,120	3,537
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	900	973
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	4,725	5,044
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	7,965	8,481
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	5,480	5,628
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	6,910	7,362
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	5,670	5,669
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	14,605	15,246
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,785	1,864
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	1,705	1,741
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	4,245	4,446

American Funds Tax-Exempt Income Funds	210

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	USD15,805	$16,526
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	10,395	10,687
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	7,920	8,080
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	17,000	17,513
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,525	3,561
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	1,085	1,134
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	5,920	5,029
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	35,830	27,732
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	7,660	6,088
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-2, 4.00% 8/1/2050 (a)	3,735	2,952
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-1, 3.00% 2/1/2057 (a)	750	510
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (a)	5,115	3,769
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (a)	27,660	12,285
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 3.00% 2/1/2057 (a)	410	250
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (a)	4,910	4,496
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2034	890	650
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2036	980	648
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	545	545
CSCDA Community Improvement Auth., Essential Housing Rev. Bonds, Series 2021-A, 4.00% 9/1/2056 (a)	2,000	1,520
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	1,575	1,129
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	11,925	8,751
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (a)	2,365	1,646
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056 (a)	1,785	1,446
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	12,645	10,319
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	1,795	1,546
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	2,585	1,743
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	2,135	1,559
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057 (a)	2,670	1,841
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048 (a)	5,700	4,052
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	19,605	15,029
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (a)	25,825	13,741
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Jefferson-Anaheim), Series 2021-A-1, 2.875% 8/1/2041 (a)	740	662
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	5,478	4,581
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056 (a)	4,600	3,118

211	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058 (a)	USD6,443	$3,059
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-A-2, 3.125% 7/1/2056 (a)	15,370	9,619
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-B, 4.00% 7/1/2058 (a)	11,000	5,803
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	34,335	29,726
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	13,165	8,823
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	3,705	3,320
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	6,265	4,308
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	22,480	16,800
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (a)	19,742	14,805
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	4,515	3,105
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037 (a)	800	803
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	12,800	10,940
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	51,155	41,405
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	1,610	1,142
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	14,855	8,838
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	8,625	6,476
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (a)	35,155	18,419
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	695	618
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	695	583
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	1,915	1,747
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	1,290	1,288
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 4.00% 12/1/2050	6,285	5,491
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 4.00% 6/1/2036	415	408
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 5.00% 6/1/2036	275	287
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2038	1,080	669
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2039	890	522
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2040	890	497
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.06% 1/25/2038 (a)(c)	22,762	2,924
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	29,555	26,829
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible CAB, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035) (a)(e)	8,900	4,578
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2043	2,020	1,804
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	6,690	4,848
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 4.00% 8/15/2034	335	310
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	520	494
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	9,085	8,534
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2025-A, 3.91% 11/15/2051 (put 12/22/2027) (c)	8,200	8,209
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	2,500	2,321
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	2,546	2,566
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.307% 1/15/2035 (c)(d)	26,205	249
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	5,452	5,546
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035 (c)(d)	14,602	512
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	837	831

American Funds Tax-Exempt Income Funds	212

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.80% 11/20/2035 (c)(d)	USD57,679	$2,158
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	5,599	5,341
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.77% 8/20/2036 (c)(d)	29,204	1,173
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	16,147	15,219
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036 (c)	88,397	1,811
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	14,452	14,400
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	865	865
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	2,245	1,910
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	19,070	1,610
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	305	297
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	955	794
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	105	99
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	240	215
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	585	503
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	8,015	8,498
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	2,580	2,141
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	120	118
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	2,670	2,930
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	890	972
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	890	957
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	890	961
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,070	1,136
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	320	335
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	670	708
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	990	1,054
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	2,050	2,191
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,215	1,267
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	455	483
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2040	945	1,000
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	890	941
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	535	555
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,125	1,171
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	445	469
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,780	1,874
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	460	478
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	500	535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	110	117
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	335	355
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,780	1,822
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2048	550	565
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	2,140	2,178
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	600	611
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,325	1,339
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2052	340	345
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	1,770	1,790
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	640	651
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	890	923
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	145	147
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	3,945	4,065
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	890	970
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	895	967
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,780	1,864
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,785	1,889
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,395	4,684

213	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	USD295	$310
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	110	114
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	435	453
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	590	602
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	1,780	1,819
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	450	460
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	445	457
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Clarendon Apartments), Series 2024-B, 6.00% 12/1/2062 (a)	14,030	13,214
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	885	903
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	785	795
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	695	697
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (preref. 10/1/2028) (a)	10,160	10,664
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,339
Municipal Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 5.35% 6/20/2046	2,274	2,394
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027 (a)	445	442
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2034	75	78
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	75	77
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	330	337
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	450	448
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	760	743
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	395	393
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	660	660
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	1,545	1,520
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (c)	5,048	4,917
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (c)	10,920	9,893
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	5,306	5,015
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.05% 7/20/2041	997	892
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.00% 11/1/2035 (a)	1,130	1,173
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.125% 11/1/2040 (a)	1,350	1,372
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.375% 11/1/2045 (a)	465	472
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.625% 11/1/2054 (a)	500	501
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035 (a)	2,035	2,035
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045 (a)	5,600	5,501
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (a)	750	728
Municipal Fin. Auth., Rev. Bonds (Clay Lacy Aviation Facs. - John Wayne Airport, Orange County Project), Series 2026, AMT, 5.00% 1/1/2041 (a)	1,875	1,895
Municipal Fin. Auth., Rev. Bonds (Clay Lacy Aviation Facs. - John Wayne Airport, Orange County Project), Series 2026, AMT, 6.00% 1/1/2055 (a)	3,105	3,245
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,255	1,980
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	2,090	1,693
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	3,850	3,419
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	1,780	1,369
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,555	3,309
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 4.00% 10/1/2049	885	763
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	975	878
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029 (a)	325	323
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049 (a)	1,355	1,246
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (a)	980	862
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	6,105	5,396
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.25% 9/1/2051	105	111
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	440	440

American Funds Tax-Exempt Income Funds	214

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.25% 10/1/2044	USD120	$124
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	1,555	1,509
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	2,000	1,836
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	235	235
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	65	66
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044 (a)	175	177
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054 (a)	235	235
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (a)	150	151
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	375	381
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	410	382
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	445	370
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (a)	465	465
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (a)	1,780	1,649
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	2,005	2,075
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	1,925	1,927
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	620	622
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	13,930	14,009
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (a)	5,240	4,734
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (a)	4,455	3,616
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	11,570	8,024
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	6,535	4,233
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	260	242
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	3,080	2,272
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	715	511
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (c)	11,588	10,956
Newport-Mesa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2017, 0% 8/1/2044	1,585	697
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.391% 7/1/2027 (c)	1,415	1,409
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	1,125	1,169
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	535	547
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	865	874
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	2,085	2,090
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,000	1,032
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2046	1,000	1,020
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2051	1,125	1,131
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 4/1/2039 (b)	500	355
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 4/1/2049 (b)	200	140
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	635	572
Palomar Health, Certs. Of Part., Series 2017, 4.00% 11/1/2038	155	139
Palomar Health, Certs. Of Part., Series 2017, 4.00% 11/1/2047	170	134
Palomar Health, GO Rev. Ref. Bonds, Series 2017, AGI, 5.00% 11/1/2028	395	395

215	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2032	USD40	$38
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	4,990	4,931
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	1,400	1,400
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2036	10,795	10,800
Palomar Health, Rev. Ref. Bonds, Series 2016, 4.00% 11/1/2039	150	133
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	8,080	8,079
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	2,445	2,194
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	2,220	1,825
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	150	98
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	10	6
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2038	200	110
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2039	240	124
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045 (a)	2,890	2,892
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	615	596
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054 (a)	1,865	1,796
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (a)	6,760	6,338
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	2,380	2,477
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	445	435
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	3,335	3,392
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	4,040	3,971
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,760	3,811
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	840	711
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	865	711
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	880	790
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	1,355	1,133
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	2,340	1,894
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,610	1,647
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	890	843
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	895	847
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,535	4,282
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,845	3,630
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), CAB, Series 2011-B, 0% 10/1/2039	3,745	2,139
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,000	2,004
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,555	3,550
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	4,695	4,730
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,365	3,438
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.177% 6/1/2034 (c)	4,165	4,091
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2041	640	671
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2022-A, BAM, 5.50% 8/1/2052	3,160	3,239
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2032	375	374

American Funds Tax-Exempt Income Funds	216

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2033	USD415	$411
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2034	645	632
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2035	405	393
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2036	405	389
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2042	2,495	2,251
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2042	420	440
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025, AGI, 5.00% 8/1/2043	285	297
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	885	898
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	360	365
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	200	202
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	2,450	2,471
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2040	185	195
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.50% 5/1/2055	2,000	2,102
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.25% 5/1/2041	5,070	5,428
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.25% 5/1/2045	2,105	2,239
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.50% 5/1/2056	5,415	5,709
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,920	1,648
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,015	829
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042 (a)	2,005	1,817
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (a)	1,325	1,097
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	1,905	1,988
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	390	381
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	5,920	4,935
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.25% 9/1/2038 (a)	1,120	1,175
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	580	604
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	835	863
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	685	708
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	700	701
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	595	596
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	2,910	2,134
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	2,535	2,032
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052 (a)	1,105	1,024
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	1,035	939
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027 (a)	400	401
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044 (a)	1,000	980
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029 (a)	240	241
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048 (a)	1,000	919
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028 (a)	350	352
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043 (a)	760	742

217	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046 (a)	USD1,850	$1,755
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047 (a)	750	712
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052 (a)	375	348
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037 (a)	360	359
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047 (a)	1,470	1,375
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042 (a)	365	373
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047 (a)	1,460	1,349
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052 (a)	2,350	2,084
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2064 (a)	500	443
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (a)	880	842
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	85	84
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	105	103
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	150	144
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	405	384
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	1,470	1,497
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	545	556
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	445	488
Statewide Communities Dev. Auth., Hotel Rev. Bonds (HR Ontario Hotel Project), Series 2026-A, 6.125% 9/2/2048 (a)	700	716
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2055	845	850
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.125% 9/2/2048 (a)	485	485
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.25% 9/2/2061 (a)	875	872
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 6.25% 9/2/2061 (a)	1,440	1,458
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 3.50% 3/1/2038	80	71
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,535	3,869
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034 (a)	275	280
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039 (a)	370	371
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	3,115	3,116
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	1,255	1,255
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056 (a)	11,440	11,441
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2047	200	208
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2056	455	458
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032 (a)	720	723

American Funds Tax-Exempt Income Funds	218

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	USD2,310	$2,311
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (a)	5,360	5,258
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	3,065	3,160
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	2,660	2,482
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-2, 7.00% 9/2/2054	865	810
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	635	636
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	3,775	4,298
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	1,215	1,330
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	2,805	3,247
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	2,365	2,513
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2045	1,000	1,076
		1,036,333
Colorado 9.14%
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	840	876
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047	1,200	1,252
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2031	772	669
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2041	3,393	2,689
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2050	4,500	3,330
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-B, 7.90% 12/15/2050 (f)	1,125	974
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039 (a)	1,985	1,990
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	3,000	2,841
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	1,000	984
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	12,463	11,334
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	2,674	2,657
County of Adams, Uplands Metropolitan Dist. No. 1, Limited Tax GO Cash Flow Bonds, Series 2023-B, 5.00% 9/15/2053 (a)(f)	20,097	13,099
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.50% 12/1/2044 (a)	5,670	5,771
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.375% 12/1/2052	9,950	8,246
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.75% 12/1/2054 (a)	9,840	9,889
County of Arapahoe, Cooperleaf Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-B, 5.50% 12/15/2036	572	559
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (f)	5,000	3,987
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049	3,610	3,465
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	658	657
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031	555	538
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	3,600	3,152
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	13,079	10,273

219	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Arapahoe, Forest Trace Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2023-B, 9.00% 12/15/2047 (a)	USD994	$985
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027	112	112
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 5.125% 12/1/2037	570	570
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,960	5,017
County of Arapahoe, Sky Ranch Community Auth. Board Dist. No. 1, Limited Tax Supported Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	508	499
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	1,500	1,534
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	3,555	3,587
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040	6,139	5,039
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039	3,560	3,171
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	5,112	4,249
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds, Series 2020-B-3, 8.25% 12/15/2050 (a)(f)	606	600
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050 (a)	4,308	4,201
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	1,625	1,449
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax Convertible GO Bonds, CAB, Series 2025-A-1, 0% 12/1/2055 (6.25% on 12/1/2027) (e)	9,000	8,461
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	29,160	28,491
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax GO Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027) (e)	12,249	10,078
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027	120	120
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.25% 12/1/2047	865	844
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-B, 7.875% 12/15/2049 (f)	933	932
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.75% on 12/1/2027) (e)	47,527	40,811
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051 (a)(f)	6,380	4,991
City of Aurora, Inspiration Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036	703	661
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.25% 12/1/2048	2,000	1,907
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	11,379	11,398
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2021-B, 7.25% 12/15/2051 (f)	524	518
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041	3,615	3,161
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	3,875	3,131
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	12,415	11,801
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.00% 12/1/2054	2,500	2,511
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 8.50% 12/15/2054 (f)	694	684
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,789	1,794
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	600	602
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	3,792	3,746
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2047	325	321
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-A-1, 4.125% 12/1/2031	800	709
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, CAB, Series 2021-A-1, 5.50% 12/1/2051	3,000	2,389
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.375% 12/1/2039	1,000	1,001
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	11,370	10,868
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2022-B, 8.00% 12/15/2039 (f)	14,190	14,180
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,635	2,180
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	38,366	28,580

American Funds Tax-Exempt Income Funds	220

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible CAB, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027) (e)	USD6,552	$5,362
Belleview Place Metropolitan Dist., GO Bonds, Series 2020-A-3, 5.00% 12/1/2050	1,730	1,650
Belleview Village Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020, 4.95% 12/1/2050	571	551
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.50% 12/1/2051 (f)	4,160	3,432
Town of Berthoud, Berthoud-Heritage Metropolitan Dist. No. 10, Limited Tax GO Bonds, Series 2022-A, 4.50% 12/1/2041	500	449
Town of Berthoud, Berthoud-Heritage Metropolitan Dist. No. 10, Limited Tax GO Bonds, Series 2022-A, 4.75% 12/1/2052	1,000	822
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.00% 12/1/2045	860	850
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.25% 12/1/2057	10,000	9,600
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2040	1,030	1,036
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	11,616	11,035
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051	3,000	2,453
City of Brighton, Ridgeline Vista Metropolitan Dist., GO Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060 (f)	4,544	4,254
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2023-B, 8.25% 12/15/2039 (f)	9,500	9,389
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 5.125% 12/1/2050 (f)	5,389	4,574
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2024-B, 6.75% 12/15/2054 (f)	7,750	7,713
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051 (f)	15,745	12,710
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049 (a)	669	626
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049 (a)	2,748	2,541
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031	1,619	1,510
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,435	1,218
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	5,975	5,730
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2024-B, 6.25% 12/20/2054 (a)	6,590	6,405
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2024-C, 8.00% 12/15/2037 (a)(f)	2,580	2,581
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, CAB, Series 2024-B, 0% 12/15/2054 (5.875% on 12/15/2026) (a)(e)	7,242	7,124
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.50% 12/1/2051 (f)	38,562	30,787
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	3,900	3,832
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 5.00% 12/1/2050 (f)	4,720	3,865
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 4.50% 12/1/2050 (f)	2,830	2,186
CCP Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2053 (f)	1,165	1,134
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	4,470	4,470
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036	1,870	1,845
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	4,989	4,721
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	105	110
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	745	779
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (a)(f)	5,500	4,532
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 4.00% 12/1/2030	1,510	1,487
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 5.00% 12/1/2050	9,031	8,556

221	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	USD5,927	$5,856
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	2,000	2,002
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	6,524	6,385
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	14,368	14,359
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 8.00% 12/15/2054 (f)	9,300	9,136
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039 (f)	3,751	3,771
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.60% 12/1/2054 (a)	5,186	5,117
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.00% 12/15/2054 (a)(f)	2,345	2,306
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2051 (f)	3,196	2,500
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2050 (a)(f)	12,000	9,947
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 7.625% 12/15/2051 (a)(f)	1,651	1,631
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax Rev. Ref. and Improvement GO Bonds, Series 2023, 7.50% 12/1/2053 (f)	2,635	2,637
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2018-B, 7.375% 12/15/2047 (f)	1,138	1,137
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2041	994	981
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051	1,705	1,598
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	15,024	11,414
City of Commerce City, Second Creek Farm Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	4,500	4,227
Conexus Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	5,000	5,045
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-A, 6.50% 12/1/2055	7,800	8,010
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-B, 8.75% 12/1/2055 (f)	2,187	2,148
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.125% 12/15/2054 (f)	4,250	4,089
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.00% 12/1/2048	2,468	2,440
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	2,445	2,142
City and County of Denver, Aviation Station North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2048	3,920	3,739
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	2,860	2,863
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049 (a)	6,976	6,606
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax GO Bonds (Convertible to Unlimited Tax), Convertible CAB, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027) (e)	20,665	7,185
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Bonds, Series 2022, 7.50% 12/15/2051 (f)	16,508	16,242
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	13,463	13,252
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	540	391
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,580	9,360
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	21,725	21,742
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051 (f)	6,000	4,729
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2037	1,575	1,676
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2038	1,750	1,852
City and County of Denver, Smith Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Bonds, Series 2026-A, 6.00% 12/1/2055	1,225	1,225

American Funds Tax-Exempt Income Funds	222

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	USD2,240	$1,744
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	5,035	5,041
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	2,525	2,528
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 5.125% 12/1/2050	1,270	1,238
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 6.00% 12/1/2055	2,040	2,154
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051 (f)	16,000	14,287
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041	2,070	1,753
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	3,975	3,015
County of Douglas, Cielo Metropolitan Dist., Limited Tax GO Bonds, Series 2021-3, 5.25% 12/1/2050 (f)	2,500	2,180
County of Douglas, Hilltop Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	1,390	1,276
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	454	432
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 6.125% 12/15/2049 (f)	2,100	2,061
County of Douglas, Newlin Crossing Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.375% 12/1/2054 (a)(f)	645	641
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	935	1,004
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2006-B, NATL, 0% 9/1/2037	3,440	1,979
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2038	1,110	660
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2039	1,040	578
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,000	989
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	625	618
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.80% 4/1/2054 (a)	4,395	4,250
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	3,960	3,762
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	75	66
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	265	213
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	435	330
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049 (a)(f)	4,965	4,971
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051	3,870	3,136
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 4.50% 12/1/2031	530	525
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2041	1,250	1,260
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2051	4,200	4,037
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-B-3, 8.00% 12/15/2051 (f)	2,916	2,865
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	3,020	2,924
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-B, 8.00% 12/15/2054 (a)	782	770
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	2,900	2,919
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	4,500	4,178
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	9,907	9,780
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 7.125% 12/1/2054 (f)	4,090	4,001
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	4,446	4,559
County of Elbert, Spring Valley Metropolitan Dist. No. 4, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.125% 12/1/2050	2,500	2,430
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax GO Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051 (f)	1,015	882
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-A, 6.00% 12/1/2055 (a)	1,235	1,222

223	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-B, 8.25% 12/15/2055 (a)	USD295	$290
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 6.95% 12/15/2054 (f)	3,100	3,099
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	6,000	6,034
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051 (f)	2,450	1,885
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.125% 12/1/2054 (a)(f)	915	887
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.625% 12/15/2054 (a)(f)	648	637
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,350	1,321
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2050	7,215	6,902
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2021-A-2, 0% 12/1/2050 (5.20% on 12/1/2026) (e)	1,000	988
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	13,823	11,133
Town of Firestone, St. Vrain Lakes Metropolitan Dist. No. 2, Subordinate Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2024-B, 6.375% 11/15/2054 (f)	3,478	3,406
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	4,945	4,586
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.625% 12/1/2051 (f)	10,130	7,955
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2022, 6.125% 12/1/2051 (f)	4,205	3,823
Fraser Housing Auth., Housing Facs. Rev. Bonds (St. Louis Landing Project), Series 2026, 6.125% 12/1/2065 (a)	12,185	12,367
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2045 (a)(f)	2,290	1,999
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	21,875	21,211
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051 (f)	24,500	21,504
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.375% 12/1/2051 (f)	12,538	11,030
Green Valley Ranch East Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.875% 12/1/2050	1,000	1,012
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-A, CAB, 0% 12/1/2055 (6.50% on 12/1/2029) (e)	1,500	1,243
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-B, 8.00% 12/15/2055	1,025	1,000
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032 (a)	595	609
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	4,075	4,134
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,780	1,813
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,560	4,588
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047 (b)	2,774	56
Health Facs. Auth., Rev. Bonds (Commonspirit Health), Series 2019-A-1, 4.00% 8/1/2044	1,000	913
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	2,000	1,693
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	1,200	1,201
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	1,135	1,115
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	2,205	2,196
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042 (b)	1,261	25
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 4.25% 9/15/2038	205	200
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 5.00% 9/15/2048	1,000	978
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	1,710	1,683
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	5,245	5,349
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	3,340	3,138
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	480	486
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2028	500	507
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	2,130	2,154
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	935	945
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	2,045	2,060

American Funds Tax-Exempt Income Funds	224

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	USD1,510	$1,513
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	1,685	1,571
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	2,750	2,360
Hess Ranch Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A-1, 5.00% 12/1/2049	3,500	3,396
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	705	710
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	575	631
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	1,720	1,860
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	2,805	3,098
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	1,770	1,933
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	860	955
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	5,593	5,386
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	1,425	1,409
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	3,450	3,190
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (f)	20,000	17,395
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.625% 12/1/2051 (f)	12,205	11,216
Jefferson Center Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2026-A, 5.75% 12/1/2046 (a)	2,000	1,995
Jefferson Center Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2026-A, 6.00% 12/1/2056 (a)	6,500	6,486
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041	2,250	2,113
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,770	1,552
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	17,768	17,489
Town of Johnstown, Granary Metropolitan Dist. No. 9, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.45% 12/1/2044 (a)	4,121	4,173
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (a)(f)	1,500	1,274
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	2,300	2,307
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	8,176	7,858
Karl’s Farm Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.20% 12/15/2044 (f)	567	574
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2045 (a)	4,030	4,118
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 5.75% 12/1/2055 (a)	5,220	5,264
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 8.25% 12/15/2055 (a)(f)	3,000	2,925
County of La Plata, Three Springs Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050 (f)	4,065	4,000
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 5.625% 12/1/2055	500	504
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 8.00% 12/15/2055 (f)	835	820
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A, 6.00% 12/1/2048 (f)	4,750	4,512
Legato Community Auth., Limited Tax Rev. Bonds (Dist. Nos. 1, 2, 3, and 7), Series 2021-A-1, 5.00% 12/1/2051	750	627
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,950	2,900
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.50% 12/1/2054 (a)(f)	525	517
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	1,600	1,508
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	6,509	5,853
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	35,443	28,351
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,625	4,888
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	5,000	4,746
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	1,600	1,484

225	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Mead Place Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2024, 0% 12/1/2054 (8.00% on 6/1/2029) (a)(e)	USD12,093	$9,124
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051 (f)	6,590	5,777
Town of Monument, Willow Springs Ranch Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 6.50% 10/15/2054 (a)(f)	645	634
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	1,000	1,000
Palisade Park North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 5.25% 12/15/2051 (f)	2,412	2,187
Town of Parker, Belford North Metropolitan Dist., GO Limited Tax Bonds, Series 2020-A, 5.50% 12/1/2050	4,429	3,996
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	36,049	33,003
Town of Parker, Overlook Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051 (f)	731	658
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	1,735	1,615
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 8.00% 12/15/2049 (f)	614	610
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.375% 12/1/2048	1,410	1,397
County of Pasco, River Landing Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2020-A, 7.875% 5/1/2040 (f)	675	666
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.875% 12/1/2040 (a)(f)	985	989
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.50% 12/1/2054 (a)(f)	975	917
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	1,165	1,207
County of Pueblo, North Vista Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-B, 9.00% 12/15/2051 (f)	4,003	1,888
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	890	887
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.00% 6/1/2041	615	635
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.25% 6/1/2042	650	685
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.25% 6/1/2043	500	524
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.25% 6/1/2044	500	522
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.50% 6/1/2051	750	774
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.50% 6/1/2056	750	769
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036	4,043	4,045
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	2,585	2,586
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048 (f)	3,500	2,942
Sterling Ranch Community Auth. Board Dist. No. 2, Limited Tax Bonds, Series 2025-B, 6.875% 12/15/2055 (f)	570	569
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	2,727	2,815
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.125% 12/1/2039	1,100	1,138
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,300	2,310
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.50% 12/1/2054	3,000	3,094
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.25% 12/15/2054 (a)(f)	2,100	2,068
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.75% 12/15/2054 (f)	1,840	1,802
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2025-B, 8.00% 12/15/2055 (a)(f)	1,840	1,861
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. Bonds, Series 2025-A-2, 6.25% 12/1/2055 (a)	5,616	5,676
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039 (f)	4,953	3,867
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2051 (f)	9,413	6,500
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039 (f)	743	729
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049 (f)	1,590	1,426
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Bonds, Series 2022-B, 6.375% 12/15/2052 (f)	1,586	1,553
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2022-B, 6.00% 12/15/2052 (f)	4,243	3,883

American Funds Tax-Exempt Income Funds	226

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Convertible CAB, Series 2022-A, 4.00% 12/1/2052	USD8,871	$6,878
Tow of Eagle, Haymeadow Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.125% 12/1/2054	1,500	1,532
Trails at Crowfoot Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.875% 12/15/2052 (f)	2,750	2,691
Tree Farm Metropolitan Dist., GO Limited Tax Bonds, Series 2021, 4.50% 12/1/2041 (a)	500	459
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 5.875% 10/1/2055 (a)	1,235	1,268
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 6.00% 10/1/2064 (a)	2,200	2,262
Water Valley Metropolitan Dist. No. 2, GO Rev. Ref. Bonds, Series 2016, 5.25% 12/1/2040	825	826
County of Weld, Prairie Song Metropolitan Dist. No.1, Limited Tax GO Bonds, Series 2026-B, 8.25% 12/15/2056	870	858
County of Weld, Prairie Song Metropolitan Dist. No.1, Limited Tax GO Bonds, Convertible CAB, Series 2026-A, 0% 12/01/2056	2,130	1,626
County of Weld, Red Barn Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2055	2,000	2,006
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	20,925	16,936
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2042	3,600	3,229
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	9,465	7,517
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Convertible CAB, Series 2022-A-3-2, 0% 12/1/2051 (5.75% on 12/1/2027) (e)	4,390	3,223
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028 (f)	19,500	18,204
Westwood Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2051	2,000	1,669
City of Wheat Ridge, Legacy Community Auth., Limited Tax Rev. Bonds, Series 2025-A, 6.75% 12/1/2055	5,750	5,860
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (a)(f)	30,510	29,639
Willow Bend Metropolitan Dist., Limited Tax (Convertible to Unlimited Tax) GO Bonds, Series 2019-A, 5.00% 12/1/2049	500	477
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	7,536	6,645
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046 (a)(f)	8,750	8,077
Town of Windsor, Prairie Song Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,237	9,025
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 4.125% 12/1/2051	3,392	2,428
Town of Windsor, Water Valley Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2024-A, 5.25% 12/1/2054 (f)	600	590
		1,380,901
Connecticut 0.82%
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2043	530	241
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2044	875	374
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2045	2,335	937
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2046	860	322
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2047	1,630	557
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2049	2,650	794
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2051	2,535	675
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2052	1,725	443
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2053	1,375	323
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2047	1,055	373
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2048	990	327
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2053	750	185
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2054	1,980	460
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2055	1,825	399
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036 (a)	850	811
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041 (a)	1,000	902
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	2,090	2,159
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051 (a)	5,630	4,432

227	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	USD6,300	$6,438
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	10	10
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	20	20
Health and Educational Facs. Auth., Rev. Bonds (Duncaster, Inc.), Series 2014-A, 5.00% 8/1/2044	400	396
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-3, 4.40% 12/15/2031	605	606
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-2, 4.60% 12/15/2032	3,105	3,112
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 5.875% 12/15/2046	2,020	2,033
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 6.25% 12/15/2053	3,050	3,077
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 6.375% 12/15/2061	3,925	3,957
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039 (a)	1,000	975
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044 (a)	1,000	944
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053 (a)	1,460	1,379
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045 (a)	1,295	1,183
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055 (a)	1,960	1,642
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	1,655	1,559
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	2,650	2,679
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	465	437
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	1,055	952
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	1,395	1,116
Health and Educational Facs. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2016-CT, 5.00% 12/1/2045	590	590
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	250	251
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	135	137
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	180	186
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	490	510
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2032	350	368
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2034	280	294
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035	630	611
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2035	70	73
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	1,200	1,095
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036	205	198
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2036	60	63
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	2,095	1,696
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037	730	709
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2037	750	738
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	935	895
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 4.25% 11/15/2043	185	177
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2031	420	440
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2033	500	526
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2035	115	121
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2036	125	131

American Funds Tax-Exempt Income Funds	228

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	USD555	$530
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	140	140
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	610	604
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	1,015	1,071
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	670	715
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	500	544
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026 (a)	955	955
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	11,340	11,348
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035 (a)	11,035	11,229
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	10,983	11,066
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	1,700	1,710
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	15,185	15,259
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	2,895	2,965
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	4,880	4,920
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	885	926
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.375% 10/1/2045	1,515	1,598
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.50% 10/1/2055	925	956
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.25% 10/1/2060	810	819
		124,393
Delaware 0.07%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046	300	276
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	600	591
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	1,860	1,849
Health Facs. Auth., Rev. Bonds (Christiana Care Health System), Series 2026, 5.25% 10/1/2051	1,455	1,519
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,250	6,767
		11,002
District of Columbia 0.32%
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	4,525	3,356
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	2,660	2,224
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2047	3,000	3,150
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2051	5,000	5,186
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2050	1,805	1,869
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2025-A, 5.25% 7/15/2055	1,585	1,645
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 10/1/2050	4,450	4,483
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	1,220	1,292
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.50% 10/1/2054	5,780	6,005
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	7,110	5,931
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	1,240	1,255
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 5.00% 6/1/2034	650	640
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041 (a)	1,250	1,157
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2042	725	725
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-A, 5.00% 7/1/2048	735	716
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	3,750	3,653
Tax Increment Rev Bonds (Union Market Infrastructure Project), Series 2021-A, 4.25% 6/1/2046 (a)	5,305	4,474
		47,761

229	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 5.45%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	USD1,795	$1,677
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	940	878
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	1,425	1,236
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	1,555	1,349
County of Alachua, Health Facs. Auth., Health Facs. Auth. Rev. Bonds (Terraces at Bonita Springs Project), Series 2022-A, 5.00% 11/15/2061 (a)	900	738
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030	320	307
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	1,165	1,004
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050	1,000	804
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,085	1,088
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	6,215	6,089
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	4,840	4,678
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	1,660	1,661
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 5.75% 5/1/2055	2,325	2,252
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	2,115	1,937
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.125% 6/15/2044 (a)	400	413
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.50% 6/15/2054 (a)	275	279
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.625% 6/15/2059 (a)	445	453
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029	1,000	1,036
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030	1,000	1,042
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	1,335	1,375
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	500	511
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041 (a)	710	617
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051 (a)	1,505	1,167
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056 (a)	1,275	956
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038 (a)	985	963
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048 (a)	2,595	2,404
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039 (a)	1,145	1,011
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054 (a)	2,150	1,699
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041 (a)	235	220
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056 (a)	915	773
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	1,490	1,383
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	3,880	3,523
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	375	374
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037 (a)	4,625	4,594
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047 (a)	8,800	8,291

American Funds Tax-Exempt Income Funds	230

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029 (a)	USD335	$332
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037 (a)	1,205	1,195
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039 (a)	995	973
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047 (a)	2,730	2,578
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049 (a)	2,625	2,439
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052 (a)	1,595	1,452
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054 (a)	1,865	1,682
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	47,185	41,469
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), CAB, Series 2021-B, 0% 7/1/2061 (a)	197,160	16,832
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	4,935	4,140
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	3,505	3,355
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2044 (a)	1,345	1,288
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.00% 6/15/2043 (a)	1,110	1,136
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.25% 6/15/2053 (a)	3,160	3,201
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.375% 6/15/2058 (a)	1,935	1,962
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 5.625% 6/15/2044 (a)	405	414
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.00% 6/15/2054 (a)	650	660
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.125% 6/15/2060 (a)	800	812
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	2,625	2,504
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	6,115	5,439
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	5,790	5,059
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053 (a)	1,175	1,074
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058 (a)	1,540	1,387
CFM Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 3.35% 5/1/2041	485	388
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	525	529
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	2,395	2,400
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055 (a)	1,800	1,746
County of Clay, Sandridge Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021-A-1, 3.875% 5/1/2041	435	397
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.30% 5/1/2045	1,215	1,212
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.60% 5/1/2056	1,000	970
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	660	662
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2045	1,725	1,725

231	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	USD2,895	$2,842
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	2,020	1,664
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	370	333
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042 (a)	250	238
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052 (a)	3,670	3,267
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056 (a)	1,670	1,485
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	602
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2054 (a)	2,400	2,257
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2059 (a)	2,665	2,473
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041 (a)	1,095	1,007
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051 (a)	915	782
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2033	675	680
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	890	802
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042	1,780	1,783
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	1,780	1,743
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	995	957
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	555	453
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	3,145	3,009
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.625% 6/15/2043 (a)	2,000	2,124
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053 (a)	4,910	5,126
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	880	664
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.25% 8/1/2051	1,990	2,059
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030 (a)	1,310	1,278
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	3,990	3,866
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025-A, 6.125% 6/15/2050 (a)	1,820	1,883
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050 (a)	3,500	3,134
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2055 (a)	2,215	2,253
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	2,105	2,169
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	4,610	4,683
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,560	6,688
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.00% 7/1/2041	940	691
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.00% 7/1/2044	5,200	5,113
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.25% 7/1/2047	6,900	5,072
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.25% 7/1/2053	16,540	16,193
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.50% 7/1/2053	4,000	2,940
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050 (a)	1,780	1,719
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055 (a)	1,780	1,686
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036 (a)	1,420	1,346
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041 (a)	1,170	1,035
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2046 (a)	1,205	993
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2055 (a)	600	448

American Funds Tax-Exempt Income Funds	232

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Coastal Waste & Recycling, Inc. Project), Series 2026, AMT, 4.55% 6/1/2046 (put 6/1/2033) (a)	USD22,520	$22,527
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	13,695	13,744
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	7,450	7,632
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	50,150	46,258
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 4.50% 7/1/2032 (a)	18,745	18,612
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2026, AMT, 4.35% 4/1/2037 (put 4/2/2031)	14,840	14,747
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	9,070	9,081
Dev. Fin. Corp., Taxable Convertible Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2020-A, 6.00% 6/15/2050 (e)	1,895	1,868
Edgewater East Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.60% 5/1/2041	1,000	844
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2031	2,000	2,095
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2051	4,140	4,227
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	4,155	3,511
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2034	2,500	2,651
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2035	3,120	3,289
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	2,200	2,358
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	3,630	3,870
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	500	479
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.00% 5/1/2052	500	418
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	1,040	1,041
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	320	322
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	510	489
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	665	676
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Keiser University Project), Series 2025, 6.25% 7/1/2055 (a)	7,970	8,058
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	1,500	1,254
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	890	817
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 3.50% 8/1/2055	885	666
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	3,205	2,695
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	285	291
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.60% 5/1/2044	1,530	1,571
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.875% 5/1/2055	2,190	2,216
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	450	449
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	325	349
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,205	1,300
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	455	493
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	1,125	1,229
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	950	1,035
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 3.50% 5/1/2041	500	416
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	1,210	948
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2045	8,640	9,112
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2051	8,000	8,208
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 5.875% 5/1/2045	800	804
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 6.125% 5/1/2056	7,500	7,412

233	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 5.75% 5/1/2045	USD1,105	$1,136
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 6.00% 5/1/2057	4,950	5,011
City of Lake Alfred, Eden Hills Community Dev. Dist., Special Assessment Bonds, Series 2020, 4.125% 5/1/2051	250	209
Lake Flores Community Dev. Dist., Special Assessment Bonds, Series 2026, 5.45% 5/1/2046	1,000	999
Lake Flores Community Dev. Dist., Special Assessment Bonds, Series 2026, 5.75% 5/1/2056	1,300	1,281
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	1,340	1,419
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	3,900	4,047
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	905	958
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 4.00% 11/1/2040	505	461
County of Lee, Industrial Dev. Auth., Healthcare Facs. Improvement Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project), Series 2019, 5.00% 11/15/2049	375	375
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	1,645	1,545
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	6,040	5,592
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2044	2,240	2,338
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	890	876
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	2,390	2,412
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 4.50% 10/1/2036 (a)	460	453
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.75% 10/1/2050 (a)	905	914
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 6.00% 10/1/2061 (a)	360	364
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	65	66
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	180	182
County of Lee, Portico Community Dev. Dist., Special Assessment Rev. Ref. and Improvement Bonds, Series 2020-1, 3.50% 5/1/2037	435	391
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	345	325
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	130	122
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	720	625
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	430	373
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	1,530	1,574
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.25% 6/15/2055 (a)	7,530	7,655
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.125% 6/15/2065 (a)	12,850	12,889
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.875% 10/1/2061	1,325	1,281
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Discovery Academy of Sucnce Pasco Project), Series 2026-A, 6.75% 6/1/2047 (a)	2,320	2,214
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Discovery Academy of Sucnce Pasco Project), Series 2026-A, 7.25% 6/1/2066 (a)	10,055	9,731
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 6.75% 11/15/2055 (a)	3,000	3,157
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.875% 11/15/2064 (a)	4,840	5,097

American Funds Tax-Exempt Income Funds	234

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	USD305	$306
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,845	1,843
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	890	896
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	980	982
County of Manatee, Artisan Lakes East Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-1, 4.00% 5/1/2051	215	173
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.00% 5/1/2040	435	402
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.25% 5/1/2051	865	749
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	1,545	1,489
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	11,260	11,347
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2041	4,405	4,757
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2017, 5.00% 8/1/2047	410	411
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	2,670	2,349
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059 (a)	6,665	6,818
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	6,035	5,947
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	9,245	8,467
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	15,190	12,722
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	3,500	2,476
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.00% 5/1/2034	1,505	1,474
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.20% 5/1/2039	890	847
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.55% 5/1/2044	1,140	1,088
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.75% 5/1/2055	2,760	2,496
Mirada II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 4.00% 5/1/2051	1,095	884
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 4.50% 5/1/2031	80	80
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	510	518
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.40% 5/1/2054	825	823
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 5/1/2036	1,605	1,607
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-2, 5.75% 5/1/2036	1,010	972
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 7), Series 2021, 3.50% 5/1/2041	805	655
Northlake Stewardship Dist., Special Assessment Bonds (Pod A - Assessment Area Two), Series 2026, 5.75% 5/1/2056	1,000	971
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	3,825	3,825
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2034	1,785	1,947
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2035	895	976
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	6,395	5,904

235	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	USD5,935	$5,176
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	2,675	2,765
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 5.75% 11/1/2047	500	494
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 6.00% 11/1/2057	2,750	2,665
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	4,450	4,459
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,110	1,115
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-B, 5.00% 11/15/2055	110	109
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036	900	900
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	220	208
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	610	620
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.125% 5/15/2046	430	430
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.50% 5/15/2051	1,080	1,088
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	1,065	990
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.625% 5/15/2061	2,070	2,074
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	3,250	3,007
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	1,505	1,506
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	1,420	1,421
Palmetto Ridge Community Dev. Dist., Special Assessment Bonds (Assessment Area Two Project), Series 2026, 5.375% 5/1/2046	2,000	1,957
Palmetto Ridge Community Dev. Dist., Special Assessment Bonds (Assessment Area Two Project), Series 2026, 5.80% 5/1/2056	2,200	2,142
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	580	616
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046 (a)	1,740	1,352
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056 (a)	3,545	2,927
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	1,080	1,101
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	2,730	2,734
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	1,550	1,556
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055	1,400	1,316
County of Polk, Westside Haines City Community Dev. Dist., Special Assessment Bonds (Assessment Area One Project), Series 2021, 3.25% 5/1/2041	650	548
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030	1,085	1,076
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035	4,270	4,056
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	125	117
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	2,275	2,220
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	665	665
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	3,035	2,801
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,725	2,725
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	1,720	1,422
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	7,810	6,277
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2021, 4.00% 5/1/2052	435	342

American Funds Tax-Exempt Income Funds	236

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 5.65% 5/1/2056	USD750	$737
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	1,780	1,780
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/1/2039	185	169
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	6,990	5,805
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	4,170	3,413
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	890	838
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	670	589
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	4,145	3,401
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	2,310	1,796
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	1,295	1,296
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	210	210
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	1,915	1,917
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	3,865	3,844
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	3,240	3,117
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	5,950	5,445
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,065	1,046
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	160	160
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	105	105
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 2, Phase 3B), Series 2021, 3.40% 5/1/2041	1,750	1,452
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 3, Phase 1), Series 2021, 3.50% 5/1/2041	630	528
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051	1,775	1,263
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	1,780	1,691
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	2,980	3,000
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,263	1,196
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013 (b)	3,490	2,374
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013 (b)	3,584	1,039
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 4.125% 5/1/2040 (put 10/1/2027)	500	460
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,205	1,205
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,325	1,325
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	3,090	2,642
Triple Creek Community Dev. Dist., Special Assessment Bonds (Villages Q & R Project), Series 2021, 3.125% 11/1/2041 (a)	790	633
Board of Governors of the University of Florida Dormitory, Rev. Bonds, Series 2026-A, 5.00% 7/1/2054	3,750	3,850
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 3.25% 5/1/2041	1,470	1,187

237	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2052	USD2,015	$1,605
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	375
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	885	891
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	4,205	4,025
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	2,670	2,457
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.50% 1/1/2055 (a)	2,220	2,178
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.625% 1/1/2060 (a)	6,940	6,878
Verano #3 Community Dev. Dist., Special Assessment Bonds (Phase 1 Assessment Area), Series 2021, 3.375% 5/1/2041	550	466
Viera Stewardship Dist., Special Assessment Rev. Bonds (Village 2 - Series 2021 Project), Series 2021, 4.00% 5/1/2053	1,500	1,172
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 5.125% 5/1/2056	4,600	4,492
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	835	767
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 2.85% 5/1/2036	360	315
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	2,320	1,869
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	5,310	3,828
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	135	134
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039 (a)	830	800
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	910	873
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	2,670	2,652
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	11,600	10,782
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	2,710	2,674
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	1,755	1,686
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 5.70% 5/1/2046	250	247
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 6.00% 5/1/2056	3,000	2,946
		823,671
Georgia 1.04%
City of Atlanta, Airport General Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	885	916
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2036	600	650
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.25% 7/1/2050	9,020	9,310
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	1,560	1,502
City of Atlanta, Dev. Auth. Rev. Bonds (Gulch Enterprise Zone Project), CAB, Series 2024-A-1, 0% 12/15/2048 (6.50% on 6/15/2028) (a)(e)	3,070	2,814
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039 (a)	1,780	1,807
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, CAB, Series 2017-B-2, 0% 1/1/2044 (b)	1,631	— (g)
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040 (b)	6,000	2,700
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (a)	1,000	947
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	3,710	3,250
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	4,540	3,672

American Funds Tax-Exempt Income Funds	238

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	USD9,405	$5,933
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 3.60% 1/1/2040 (put 2/1/2030)	1,705	1,716
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	4,445	4,182
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.00% 6/15/2043 (a)	500	503
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.40% 6/15/2053 (a)	1,550	1,541
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.375% 6/15/2058 (a)	1,110	1,076
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2055 (a)	1,535	1,574
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2064 (a)	2,705	2,753
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033	540	548
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033 (preref. 7/15/2027)	345	352
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	1,125	1,104
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	865	807
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	905	782
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	940	756
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2038	835	877
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2039	800	835
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2040	645	669
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	4,800	4,863
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.00% 7/1/2041 (a)	1,000	997
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.25% 7/1/2046 (a)	1,165	1,161
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.50% 7/1/2051 (a)	3,125	3,091
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.625% 7/1/2056 (a)	2,140	2,119
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.75% 7/1/2066 (a)	1,910	1,885
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	435	435
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	865	805
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031 (a)	1,755	1,686
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036 (a)	2,055	2,065
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054 (a)	1,000	943
GO Rev. Ref. Bonds, Series 2026-A-2, 5.00% 7/1/2046	9,000	9,663
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-2, AMT, 3.10% 12/1/2031	1,025	990
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037 (a)	1,065	1,072
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047 (a)	1,930	1,934

239	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052 (a)	USD2,710	$2,713
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	890	892
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,335	1,394
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	770	773
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	9,640	9,640
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,485	3,646
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	4,070	4,287
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	1,650	1,734
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	1,195	1,259
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	11,240	11,912
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	5,855	6,216
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	3,305	3,417
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	7,645	7,646
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	295	269
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	2,400	2,135
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	1,120	1,238
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044	2,650	2,459
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	9,085	8,702
		157,617
Guam 0.32%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	225	237
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	240	255
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	465	486
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	1,110	1,149
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	450	471
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	565	596
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2031	490	516
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	11,445	11,270
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	365	389
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2040	500	526
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	16,370	15,327
Dept. of Education, Certs. of Part. (John F. Kennedy High School Rev. Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	730	724
Dept. of Education, Certs. of Part. (John F. Kennedy High School Rev. Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	5,540	5,445
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	405	419
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	665	695
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	2,680	2,769
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	3,135	3,209
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,675	1,609
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	415	422
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	355	360
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	890	936
		47,810
Hawaii 0.38%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2043	1,520	1,590
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2045	1,425	1,471
Airports System Rev. Bonds, Series 2025-A, AMT, 5.25% 7/1/2051	8,450	8,695
Airports System Rev. Bonds, Series 2025-A, AMT, 5.50% 7/1/2054	1,625	1,707
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	29,705	28,577
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	5,145	4,359

American Funds Tax-Exempt Income Funds	240

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds, Series 2023, 7.25% 5/15/2052 (a)	USD5,775	$5,830
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	3,590	3,049
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.25% 7/1/2054	1,370	1,432
		56,710
Idaho 0.29%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	2,150	2,151
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,415	6,416
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	1,335	1,339
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 3.80% 10/1/2031	550	545
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.00% 10/1/2033	1,330	1,319
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.25% 10/1/2039	1,600	1,542
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.50% 10/1/2050	5,395	4,794
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	2,150	1,864
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030 (a)	540	539
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040 (a)	1,465	1,411
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049 (a)	1,720	1,727
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054 (a)	2,670	2,307
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	4,880	4,484
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	8,430	9,061
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	3,960	4,311
		43,810
Illinois 6.04%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	1,425	1,439
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	3,765	3,792
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	11,670	11,800
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	1,365	1,387
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2026	2,245	2,259
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	7,000	7,340
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,125	4,164
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	7,500	7,600
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	500	503
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	3,565	3,565
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	970	961
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-B, 5.00% 12/1/2036	1,810	1,793
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	1,830	1,778
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	4,255	4,084
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	5,965	5,816
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	5,000	4,758
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	1,310	1,238
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	12,725	11,519
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	750	684
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	2,560	2,567
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	30,800	31,365
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	3,680	3,756
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	13,160	13,225
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	17,735	18,458
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	110	110

241	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 1999-A, NATL, 5.50% 12/1/2026	USD1,105	$1,110
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	1,125	1,136
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2027	1,600	1,615
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	700	716
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 12/1/2027	500	505
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	521
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	2,000	2,085
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2028	500	510
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2029	1,130	1,173
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029	1,000	1,012
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	1,100	1,106
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-A, 5.00% 12/1/2030	1,610	1,631
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-D, 5.00% 12/1/2030	2,495	2,528
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2030	350	359
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	5,135	5,297
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	1,500	1,507
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2031	1,900	1,962
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2031	500	504
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-B, 5.00% 12/1/2031	680	687
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-B, 5.00% 12/1/2032	650	655
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	1,655	1,740
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2033	450	464
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034	890	889
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	5,510	5,046
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,020	1,857
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	985	985
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2035	1,745	1,836
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	15,080	14,940
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2039	4,720	5,005
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	6,650	6,335
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	3,785	3,253

American Funds Tax-Exempt Income Funds	242

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2041	USD1,000	$1,052
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,665	3,107
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	8,550	8,962
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2042	710	744
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	13,430	13,718
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	10,570	8,836
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	12,535	13,100
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2043	5,000	5,225
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	129
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	9,315	9,688
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	20,695	20,575
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	6,310	5,712
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	6,265	4,964
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	6,680	6,127
City of Chicago, GO Bonds, Series 2019-A, 5.00% 1/1/2029	1,450	1,482
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	4,140	4,219
City of Chicago, GO Bonds, Series 2021-A, 4.00% 1/1/2035	1,250	1,186
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2037 (a)	233	215
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	6,454	5,853
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	2,419	2,194
City of Chicago, GO Bonds, Series 2025-B, 5.50% 1/1/2041	775	792
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	905	964
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2044 (a)	3,952	3,280
City of Chicago, GO Bonds, Series 2019-A, 5.00% 1/1/2044	2,500	2,387
City of Chicago, GO Bonds, Series 2024-A, 5.25% 1/1/2045	5,165	5,028
City of Chicago, GO Bonds, Series 2025-E, 6.00% 1/1/2045	890	938
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2049 (a)	2,667	2,052
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	12,930	13,410
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	1,350	1,280
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	3,000	3,040
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	3,835	3,930
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	2,450	2,500
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	2,000	1,975
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	2,210	1,852
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	1,250	1,256
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2041	890	871
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2055	22,800	23,493
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2056	7,500	7,740
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, BAM, 5.00% 1/1/2060	6,865	6,838
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2060	3,500	3,601
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2061	3,000	3,072
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2032	3,565	3,829
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	6,375	6,275
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	40,810	38,893

243	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2029	USD4,725	$4,156
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	6,200	5,454
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	9,590	7,714
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	7,115	5,723
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.25% 12/1/2051	955	998
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.50% 12/1/2056	1,840	1,932
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2059	2,695	2,720
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	900	783
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	11,605	11,612
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,670	2,246
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	6,835	6,890
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	5,080	5,267
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	1,795	1,844
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	450	382
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	890	895
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	625	628
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.00% 11/1/2051	3,635	3,652
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2064	1,965	1,957
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.50% 11/1/2066	2,935	3,048
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	1,805	2,019
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	4,580	4,592
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	2,317	2,317
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,805	1,809
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	2,815	2,680
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	100	106
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	200	172
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2033	110	117
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2033	265	281
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2034	195	207
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2035	490	519
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2036	435	460
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	190	184
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.25% 7/1/2046	1,590	1,532
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2037	560	561
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2047	425	406
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	60	60
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	190	192
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2036 (preref. 2/15/2027)	190	192
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	1,855	1,868
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	885	869
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	3,335	3,366
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045 (b)	6,042	181
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 5/15/2035	250	250
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	3,340	2,565
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	1,100	1,112

American Funds Tax-Exempt Income Funds	244

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	USD1,085	$1,040
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	2,220	1,518
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	890	895
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	1,990	2,001
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,335	1,342
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,465	1,473
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	1,415	1,387
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	3,190	2,608
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034 (preref. 2/15/2027)	220	221
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	70	71
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	1,510	1,441
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	1,645	1,532
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	1,200	899
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.125% 11/1/2046	690	689
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2050	1,330	1,326
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2055	2,700	2,645
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	165	175
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	890	902
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	885	877
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	1,695	1,652
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	925	836
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	2,665	2,517
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	280	227
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	7,160	6,411
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031 (b)	565	6
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036 (b)	302	3
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	980	891
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	960	836
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	740	720
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	4,450	3,771
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,290	2,296
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	3,605	3,554
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2025, 5.00% 8/15/2041	3,705	3,868
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	845	836
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2037	5,385	4,978
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2044	375	316
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,225	4,230
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	13,795	14,936
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	2,660	2,464
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2050	1,105	1,003
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	1,877	1,865
GO Bonds, Series 2021-B, 4.00% 1/1/2035 (a)	342	324
GO Bonds, Series 2018-A, 5.00% 5/1/2036	4,665	4,761
GO Bonds, Series 2016, 4.00% 6/1/2036	2,295	2,254
GO Bonds, Series 2019-B, 4.00% 11/1/2039	3,555	3,372
GO Bonds, Series 2021-B, 4.00% 12/1/2039	4,995	4,729
GO Bonds, Series 2019-C, 4.00% 11/1/2040	1,000	935
GO Bonds, Series 2021-B, 3.00% 12/1/2040	6,380	5,199
GO Bonds, Series 2021-B, 3.00% 12/1/2041	4,485	3,583
GO Bonds, Series 2022-A, 5.50% 3/1/2042	2,360	2,505
GO Bonds, Series 2019-C, 4.00% 11/1/2042	2,080	1,923
GO Bonds, Series 2019-C, 4.00% 11/1/2044	1,645	1,492
GO Bonds, Series 2020-C, 4.25% 10/1/2045	440	408
GO Bonds, Series 2025-F, 5.25% 9/1/2046	2,500	2,586
GO Bonds, Series 2024-B, 5.25% 5/1/2047	690	711
GO Bonds, Series 2025-F, 5.25% 9/1/2047	2,670	2,745
GO Bonds, Series 2024-B, 5.25% 5/1/2048	2,165	2,219
GO Bonds, Series 2024-B, 5.25% 5/1/2049	890	909

245	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
GO Bonds, Series 2026-C, 5.50% 4/1/2051	USD6,145	$6,433
GO Rev. Ref. Bonds, Series 2016, AGI, 4.00% 2/1/2030	55	55
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	40	40
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	1,245	1,226
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	80	80
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	2,970	2,938
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	490	484
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,670	1,644
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	2,010	1,997
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	660	702
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	5,455	5,982
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	3,585	3,834
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	1,150	1,255
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	1,370	1,480
Housing Dev. Auth., Rev. Bonds, Series 2026-C, 6.50% 10/1/2056	1,305	1,479
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	3,705	4,072
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2031	695	713
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2035	660	674
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	769	770
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035	995	1,002
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 1994, BAM, 0% 6/15/2028	890	840
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	115	101
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	2,665	1,690
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	1,990	1,875
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	6,105	4,812
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	3,110	2,396
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2033	9,615	7,247
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	890	655
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	14,125	10,165
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	990	679
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2038	4,700	2,819
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2039	3,380	1,863
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2012-B, 0% 12/15/2051	6,780	1,842
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2015-A, AGI, 0% 12/15/2052	1,830	486
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	3,150	3,210
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	1,780	1,737
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2012-B, AGI, 0% 12/15/2051	6,975	1,966
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	770	770
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	11,500	10,688
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,345	2,043

American Funds Tax-Exempt Income Funds	246

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	USD11,120	$9,438
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,005	8,939
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	10,325	8,598
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,050	1,044
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	4,005	3,946
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	2,515	2,067
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2037	1,240	780
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	2,085	1,276
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2039	1,420	792
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2039	1,555	844
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2040	1,470	773
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2040	5,505	2,816
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2041	3,915	1,899
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2043	3,385	1,573
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	7,120	3,124
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2046	1,810	708
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2012-B, BAM, 0% 12/15/2051	4,900	1,381
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	44,845	10,658
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, 0% 12/15/2054	20,000	4,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	37,315	7,957
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Bonds, Series 2021, BAM, 4.00% 10/1/2043	440	405
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2035	950	940
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2036	1,920	1,886
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2037	1,455	1,422
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	2,120	2,028
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2039	2,225	2,097
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	360	339
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	2,180	2,030
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	2,195	2,016
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	345	324
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2038	1,780	1,732
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	3,835	4,020
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	1,110	1,145

247	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2046	USD3,285	$3,387
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, CAB, Series 1999-A, NATL, 0% 4/1/2029	1,170	1,041
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	890	912
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	1,780	1,841
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	5,335	5,344
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2031	2,265	2,269
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	1,250	1,252
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	1,048	1,048
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.125% 3/1/2027	1,003	1,003
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2034	4,439	4,446
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	1,076	1,028
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2032	3,805	3,810
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	6,795	6,795
		912,227
Indiana 0.91%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	935	856
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051	625	529
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	1,160	955
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	1,780	1,632
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	5,815	6,376
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	6,420	6,431
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	1,780	1,781
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	2,850	3,043
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	1,780	1,522
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	10,355	8,548
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	6,005	6,224
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	7,030	7,051
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	4,865	4,730
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	5,820	5,939
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	6,485	6,179
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,290	3,199
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	1,240	1,300
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	2,145	2,190
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	2,130	2,156
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	2,100	2,115
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	6,985	6,991
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	4,000	3,934
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	2,615	2,509
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	4,675	4,160
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	1,670	1,346
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	8,335	7,779
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	8,530	8,118
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	165	165
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	340	335
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	335	345
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	335	346
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	375	388

American Funds Tax-Exempt Income Funds	248

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	USD225	$233
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	630	650
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	185	173
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	840	859
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.875% 1/1/2044 (a)	2,315	2,347
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 5.00% 1/1/2054 (a)	8,650	8,456
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	2,030	2,046
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	10,430	7,310
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	5,575	5,570
		136,816
Iowa 0.62%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	5,675	6,301
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2049	2,935	2,793
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-B, 7.50% 5/15/2053	3,290	3,627
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	1,275	1,178
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.125% 5/15/2059	4,435	4,136
Fin. Auth., Rev. Bonds (Wesley Retirement Services, Inc.), Series 2025-BC, 6.00% 12/1/2055	22,970	23,159
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	135	136
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	890	894
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	1,000	1,002
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2048	850	819
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	610	603
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	3,210	3,368
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,985	1,988
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	195	202
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2031	595	627
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2032	570	600
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2033	875	923
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2034	985	1,032
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	130	127
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	6,430	5,028
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	2,280	2,226
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	2,220	2,050
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	205,705	29,108
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	3,560	2,398
		94,325
Kansas 0.58%
City of Hitchinson, Health Care Facs. Rev. Ref. Bonds (Wesley Towers, Inc.), Series 2016-A, 4.00% 11/1/2031	255	239
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	665	668
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	1,070	1,081
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	1,180	1,188
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032	220	221
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	6,100	6,100
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	3,590	3,589
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	265	265
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	4,270	4,073
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	6,100	5,219
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	5,515	4,401

249	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas (continued)
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-A, 5.50% 6/1/2055	USD785	$790
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034 (a)	945	986
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2026-A, 5.50% 3/1/2054	2,245	2,382
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	715	714
Unified Government of Wyandotte County, Community Improvement Dist. Sales Tax Rev. Bonds (Homefield Project), Series 2024-A, 5.25% 3/1/2046 (a)	1,245	1,202
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	1,210	1,203
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.00% 3/1/2036 (a)	1,595	1,545
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.75% 3/1/2041 (a)	3,660	3,547
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 5.50% 3/1/2046 (a)	5,925	5,889
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032	3,725	3,566
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project), CAB, Series 2015, 0% 9/1/2034 (a)	500	293
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	21,325	21,419
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039 (a)	16,110	16,372
		86,952
Kentucky 1.11%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	810	845
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	870	849
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	340	325
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	665	632
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, AGI, 3.00% 2/1/2040	6,185	5,395
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	3,555	3,108
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	1,930	1,589
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2026	4,110	4,090
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	3,185	3,076
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	535	525
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	4,090	3,808
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	1,380	1,233
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	3,820	3,854
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	5,335	5,360
Econ. Dev. Fin. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2044	900	914
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	3,650	3,642
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042 (a)	3,560	3,509
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,120	1,104
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052 (a)	15,170	14,266
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052 (a)	8,730	8,210
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2034	1,820	1,854
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2035	1,960	1,985

American Funds Tax-Exempt Income Funds	250

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-B-1, AMT, 5.00% 6/1/2036	USD970	$982
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037	7,255	6,796
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,425	2,403
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,235	1,354
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	805	868
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	800	867
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM, 4.00% 11/1/2041	665	657
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	2,270	2,278
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,805	1,811
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	450	356
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,120	945
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2035	1,335	1,340
City of Pikeville, Educational Facs. Rev. Bond Anticipation Notes (University of Pikeville - College of Dental Medicine), Series 2026, 3.80% 8/1/2028	2,245	2,240
Public Energy Auth., Gas Supply Rev. Bonds, Series 2026-A, 5.00% 6/1/2034	28,320	29,010
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	340	342
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	26,800	27,775
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	7,410	7,826
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	3,550	3,699
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	750	675
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	1,690	1,455
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2028	3,480	3,603
		167,455
Louisiana 0.95%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	640	688
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029	1,000	1,014
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	1,110	1,106
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	7,315	6,820
Local Government Environmental Facs. and Community Dev. Auth., Health Care Facs. Rev. Ref. Bonds (St. James Place of Baton Rouge Project), Series 2015-A, 6.00% 11/15/2035	150	150
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 4.25% 11/15/2030 (a)	790	791
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	1,575	1,607
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2044 (a)	575	564
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2053 (a)	500	476
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2059 (a)	500	468
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	32,850	27,798
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2039	885	892
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	9,220	8,924
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.50% 12/1/2051	1,055	1,104
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.75% 12/1/2055	930	992
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	715	697
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	15,120	14,682
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	4,590	4,441

251	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	USD885	$856
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 5.25% 7/1/2055	3,335	3,418
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 4.75% 7/1/2065	5,000	4,858
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	965	965
Public Facs. Auth., Rev. Bonds (BBR Schools - Materra Campus Project), Series 2021-A, 4.00% 6/1/2031 (a)	320	307
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2031 (a)	285	274
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041 (a)	2,360	1,945
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041 (a)	1,000	824
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051 (a)	1,540	1,117
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051 (a)	2,340	1,697
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056 (a)	1,960	1,368
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056 (a)	1,025	709
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057 (a)	11,115	8,282
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.50% 9/1/2059	890	902
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2045 (a)	3,330	3,420
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.375% 6/15/2053 (a)	1,000	1,009
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.15% 6/15/2055 (a)	5,175	5,236
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2059 (a)	2,330	2,325
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,210	1,226
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043 (a)	2,485	2,401
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	8,925	9,342
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	1,345	1,414
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030) (a)	3,710	4,031
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040 (a)	8,140	8,711
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040 (a)	1,785	1,910
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	2,240	2,244
		144,005
Maine 0.08%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	1,795	1,861
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	4,215	4,340
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	100	101
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	105	107
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	135	139
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	135	139
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	220	228
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.125% 12/1/2041	1,025	986
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2043	975	938
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2044	1,060	1,026

American Funds Tax-Exempt Income Funds	252

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maine (continued)
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2045	USD840	$814
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2046	710	689
Housing Auth., Mortgage Purchase Bonds, Series 2026-A, 6.00% 11/15/2056	945	1,032
		12,400
Maryland 0.69%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	3,555	3,047
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 5.25% 6/1/2055 (a)	1,200	1,150
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033	300	305
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042	875	891
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,385	1,383
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027	900	902
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	3,445	3,453
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	1,535	1,543
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.625% 6/1/2046 (a)	1,000	855
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	545	546
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	2,535	2,564
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	170	169
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	1,675	1,648
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2024-C, 6.25% 9/1/2055	5,915	6,502
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	645	653
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	1,110	1,114
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	1,645	1,696
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	890	913
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	6,810	7,243
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	3,170	3,099
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	6,000	5,752
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	450	411
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	1,335	1,105
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, AGI, 5.00% 7/1/2060	1,060	1,052
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	890	890
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050 (a)	1,007	881
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043 (a)	1,935	1,935
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	16,440	16,010
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	2,900	2,939
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	2,000	2,012
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	800	702
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	890	750
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2034	1,095	1,126
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.50% 6/1/2047	2,220	2,156
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 4/1/2044	443	424
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028 (a)	295	295
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034 (a)	750	741
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039 (a)	2,310	2,262
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047 (a)	8,820	8,281

253	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031 (a)	USD600	$600
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039 (a)	1,915	1,889
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048 (a)	4,795	4,487
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	1,585	1,585
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	553	556
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Qualified Airport Bonds), Series 2019, AMT, 4.00% 6/1/2038	2,110	2,017
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	1,795	1,653
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	1,795	1,639
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2054	1,305	1,183
		105,009
Massachusetts 0.74%
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.00% 7/1/2036 (a)	160	166
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.00% 7/1/2046 (a)	1,055	1,043
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.125% 7/1/2051 (a)	1,075	1,035
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.375% 7/1/2056 (a)	1,865	1,830
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.375% 7/1/2061 (a)	3,035	2,929
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.50% 7/1/2066 (a)	720	702
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2051	5,330	5,654
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2056	11,365	11,960
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	520	578
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 4.00% 2/15/2036	1,100	1,157
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028 (a)	1,200	1,237
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033 (a)	3,560	3,649
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	3,780	3,844
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	6,070	6,120
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2055	1,780	1,820
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2060	1,175	1,194
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2065	1,845	1,869
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 6.00% 7/1/2050	1,315	1,364
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 5.25% 7/1/2055	4,860	4,564
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	1,605	1,606
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	1,205	1,206
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	3,950	3,950
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047 (a)	2,225	2,202
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge on the Charles, Inc. Issue), Series 20, 5.00% 10/1/2057 (a)	2,225	2,116
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039	220	211
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049	325	322
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	905	893
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	3,040	2,847
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	875	871
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	835	874
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,115	904
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	2,220	2,152
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-C, AMT, 3.00% 7/1/2051	335	217
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-D, AMT, 5.00% 7/1/2054	7,775	7,329
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2025-B, AMT, 5.50% 7/1/2055	885	866
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue N, Series 2026-B, AMT, 5.25% 7/1/2056	5,650	5,480
GO Bonds, Consolidated Loan, Series 2026-D, 5.00% 6/1/2048	3,000	3,145
GO Bonds, Consolidated Loan, Series 2026-D, 5.00% 6/1/2056	5,000	5,155

American Funds Tax-Exempt Income Funds	254

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, FHA, 2.75% 12/1/2034	USD335	$296
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2026-A, 5.00% 7/1/2056	13,500	13,899
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2022-A, 5.00% 6/1/2050	2,670	2,732
		111,988
Michigan 0.98%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	1,985	2,089
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.271% 7/1/2032 (c)	5,575	5,566
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2028	210	216
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2029	435	446
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	450	460
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2031	240	245
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2031	1,010	1,063
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2032	900	919
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2033	450	459
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2034	1,110	1,132
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2036	1,395	1,419
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2037	900	914
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2038	1,160	1,177
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	325	304
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	285	263
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	405	376
City of Detroit, Unlimited Tax GO Bonds, Series 2023-C, 6.00% 5/1/2043	450	492
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	2,670	2,704
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	7,440	7,463
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	900	862
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	3,560	3,379
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A-MI, 3.00% 12/1/2049	1,265	902
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	1,335	1,340
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	4,350	3,879
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	445	408
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028	160	160
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	1,770	1,771
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	1,150	1,114
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055	10,425	8,900
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	5,315	5,355
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	9,170	9,063
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	1,040	1,037
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	940	943
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047	6,740	6,088
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052	5,990	5,161
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2045	2,855	3,031
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2046	1,050	1,104
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	800	842
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	8,205	5,180
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	1,010	949
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,795	1,769
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	4,125	4,372
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	3,035	3,251
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	1,720	1,863
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2026-A, 6.00% 12/1/2056	7,495	8,202

255	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.00% 8/15/2046 (a)	USD945	$978
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.25% 8/15/2056 (a)	1,200	1,226
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.25% 8/15/2061 (a)	1,080	1,099
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	755	806
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	535	569
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	5,335	5,339
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	5,140	4,514
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	2,110	1,826
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,105	1,130
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	3,565	3,684
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,045	1,060
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	2,455	2,449
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	6,120	6,122
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	685	706
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	3,870	3,819
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	2,035	2,050
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	2,810	2,777
		148,786
Minnesota 0.25%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	445	361
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	770	589
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	380	378
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	8,780	8,077
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	14,865	13,855
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	618	539
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	35	35
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	1,425	1,577
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 4.00% 11/15/2043	7,850	7,547
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029 (a)	150	150
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033 (a)	140	141
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052 (a)	1,410	1,321
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Nova Classical Academy Project), Series 2025, 5.50% 9/1/2055	320	311
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Nova Classical Academy Project), Series 2025, 5.625% 9/1/2065	710	686
City of St. Paul Park, Senior Housing Rev. Ref. Bonds (Presbyterian Homes - Norris Square Project), Series 2026, 5.50% 6/1/2062	2,280	2,219
		37,786

American Funds Tax-Exempt Income Funds	256

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mississippi 0.30%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	USD15,640	$10,168
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027) (a)	10,240	10,322
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	7,250	7,262
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036 (a)	1,890	1,687
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041 (a)	1,000	817
Home Corp., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2044	545	548
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	7,325	7,338
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Corp.), Series 2016-A, 5.00% 9/1/2041	4,215	4,222
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 4.00% 9/1/2032	1,235	1,255
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,465	1,493
		45,112
Missouri 1.03%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036	1,555	1,565
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	2,355	2,358
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 4.00% 3/1/2041	1,025	969
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	5,390	4,207
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	2,210	2,162
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036	2,105	1,984
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	1,465	1,465
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	1,570	1,396
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	1,820	1,798
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2036	2,000	2,215
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2048	5,505	5,506
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	3,560	3,173
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,175	1,176
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036 (b)	452	4
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2033	765	766
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	1,585	1,580
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	1,245	1,246
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	2,435	2,486
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	1,035	938
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	10,435	9,459
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	7,210	7,278
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,520	1,520
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	17,855	15,320

257	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	USD895	$895
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	725	715
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	805	890
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	3,110	3,297
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	5,225	5,634
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	5,355	5,841
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	6,700	7,311
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	2,495	2,680
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	1,530	1,657
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	715	776
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-A, 5.75% 5/1/2057	1,935	2,108
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	465	443
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	3,795	3,806
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	4,030	4,069
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.625% 8/15/2054	480	488
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.75% 8/15/2059	465	473
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	425	389
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	3,855	3,121
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	6,410	4,636
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2045	1,780	1,821
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	890	902
County of Phelps, Hospital Rev. Bonds (Phelps Health), Series 2025, 6.00% 12/1/2055	1,335	1,394
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2049	1,770	1,698
City of Poplar Bluff, Tax Increment Rev. Ref. Bonds (Eight Points Redev. Project), Series 2026-A, 4.50% 11/1/2035	1,500	1,477
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	30	30
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	750	721
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	395	355
City of St. Louis, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Union Station Phase 2 Redev. Project), Series 2024-A, 4.875% 6/15/2034	315	319
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	890	890
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	1,245	1,220
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	2,025	1,838
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	4,865	4,853
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	1,190	1,178

American Funds Tax-Exempt Income Funds	258

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	USD5,090	$5,018
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,250	1,250
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	8,320	8,265
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	2,790	2,795
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	250	230
		156,054
Montana 0.15%
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-3, 4.10% 11/15/2031	475	475
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-2, 4.35% 11/15/2032	745	745
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 6.125% 11/15/2056	3,095	3,111
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 6.125% 11/15/2061	3,135	3,142
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	7,445	7,480
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	5,335	5,311
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	360	385
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	420	449
City of Kalispell, Housing and Healthcare Facs. Rev. Bonds (Immanuel Lutheran Corp. Project), Series 2017-A, 5.25% 5/15/2047	630	589
City of Kalispell, Housing and Healthcare Facs. Rev. Bonds (Immanuel Lutheran Corp. Project), Series 2017-A, 5.25% 5/15/2052	1,500	1,352
		23,039
Nebraska 0.11%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2038	1,040	995
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,050	1,051
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	1,730	1,811
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	2,345	2,556
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2026-A, 6.25% 3/1/2055	315	347
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)(j)	444	444
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)(j)	919	919
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)(j)	31	31
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)(j)	46	46
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)(j)	439	439
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)(j)	492	492
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)(j)	138	138
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)(j)	163	163
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)(j)	862	862
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)(j)	26	26
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)(j)	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)(j)	22	22
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)(j)	235	236

259	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)(j)	USD4	$4
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)(j)	710	710
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 12/2/2029 (h)(i)(j)	536	536
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 2/10/2030 (h)(i)(j)	3	3
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 11/18/2029 (h)(i)(j)	462	462
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 1/27/2030 (h)(i)(j)	178	178
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 4/21/2030 (h)(i)(j)	454	454
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 6/30/2030 (h)(i)(j)	671	671
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 7/28/2030 (h)(i)(j)	1,106	1,106
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)(j)	852	852
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)(j)	17	17
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 10/6/2030 (h)(i)(j)	368	368
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 11/3/2030 (h)(i)(j)	1,091	1,091
		17,040
Nevada 0.41%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037	1,000	987
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047	2,580	2,352
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	1,140	1,140
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038 (a)	1,000	995
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045 (a)	1,000	955
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048 (a)	1,540	1,410
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	3,150	2,868
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 3.00% 9/1/2036	145	127
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 3.50% 9/1/2045	340	273
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 4.00% 9/1/2051	230	191
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,090	1,062
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030	165	159
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031	130	124
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032	385	365
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040	365	333
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	510	432
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	170	157
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	1,185	1,031
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.25% 6/1/2046	375	362

American Funds Tax-Exempt Income Funds	260

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.50% 6/1/2055	USD820	$781
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	470	470
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	1,120	1,121
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	1,700	1,701
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	185	184
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	180	178
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	865	849
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	735	720
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	935	904
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	155	155
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	125	124
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	280	275
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	250	236
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	345	326
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	375	351
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	830	765
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	400	378
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	1,335	1,132
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	815	819
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 5.00% 12/1/2049	625	623
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	455	404
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	730	611
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	1,385	1,101
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	410	310
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	2,975	2,078
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.75% 6/1/2043	295	313
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2048	305	321
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	650	678
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.75% 12/1/2033	485	497
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2044	1,655	1,684
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	1,085	1,070

261	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2054	USD1,360	$1,319
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	210	210
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	360	360
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	90	90
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	210	210
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	315	315
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	165	165
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	280	279
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	480	478
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	1,195	1,183
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	1,190	1,178
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	3,030	2,848
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037 (a)	650	675
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042 (a)	950	987
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047 (a)	1,560	1,587
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052 (a)	1,545	1,578
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.25% 6/1/2032 (a)	510	509
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.375% 6/1/2034 (a)	555	555
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.50% 6/1/2036 (a)	605	603
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2041 (a)	310	317
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.25% 6/1/2054 (a)	1,495	1,478
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, AGI, 4.125% 6/1/2058	1,100	975
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2027	135	136
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2028	145	147
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2029	175	178
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2031	175	178
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2032	110	114
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.125% 6/1/2054	885	870
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 4.125% 3/1/2036 (put 10/1/2029)	2,665	2,683
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 4.125% 3/1/2036 (put 10/1/2029)	3,555	3,579
		62,266

American Funds Tax-Exempt Income Funds	262

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 2.64%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (a)	USD1,690	$1,646
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	585	577
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	1,750	1,780
Health and Education Facs. Auth., Rev. Bonds (Covenant Health Obligated Group Issue), Series 2023, 4.00% 7/1/2037 (a)	2,440	2,223
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	1,135	1,200
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,125	1,127
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,225	1,316
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	2,790	3,007
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	1,220	1,321
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	1,430	1,147
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	13,500	9,798
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	3,005	2,985
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-B, 6.343% 10/15/2034 (a)	2,585	2,584
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	8,075	8,071
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	21,330	21,314
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036 (c)	75,450	1,316
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	20,851	20,794
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.675% 10/1/2036 (c)(d)	53,648	2,051
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	27,870	27,141
National Fin. Auth., Municipal Certs., Series 2023-2, Class X, 0.748% 1/20/2038 (c)	51,017	2,436
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	13,162	12,457
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.507% 8/20/2039 (c)	17,580	643
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	13,761	12,950
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.059% 11/20/2039 (c)	12,934	12,461
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.809% 7/20/2040 (c)	12,447	10,768
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.085% 1/20/2041 (c)	19,436	18,616
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.085% 1/20/2041 (c)	2,393	2,225
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (c)	21,147	21,173
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	11,804	11,378
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.25% 7/20/2041	39,071	36,909
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.25% 7/20/2041	2,855	2,576
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.059% 5/20/2042 (c)	5,706	4,918
National Fin. Auth., Municipal Certs., Series 2026-1, Class A, 5.10% 12/20/2042	4,470	4,577
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-2, 4.40% 2/20/2043 (put 4/1/2036)	1,313	1,265
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-1, 4.42% 2/20/2043 (put 4/1/2036)	7,671	7,608
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051 (c)	18,510	622
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.033% 10/1/2051 (c)	11,072	10,574
National Fin. Auth., Public-Private Dev. Corp. Appropriation Bonds (Hays Consolidated Independent School Dist.), Series 2026-A-3, 0% 12/15/2067	165,945	16,008
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	1,000	887
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040) (a)	9,155	7,407
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040) (a)	6,325	5,029
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	2,215	2,239
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	1,660	1,725
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	4,110	4,017
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	4,605	4,750
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	3,330	3,040
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	2,180	1,794
National Fin. Auth., Special Rev. Bonds (Aldeana, Azalea and Serenada Projects), CAB, Series 2026, 0% 12/1/2040 (a)	12,000	4,230
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	7,705	4,452

263	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	USD19,532	$19,412
National Fin. Auth., Special Rev. Bonds (Lackland Projects, Special Fncg. Dists. in Fort Bend and Parker Counties), CAB, Series 2025-A, 0% 2/1/2035 (a)	9,789	5,652
National Fin. Auth., Special Rev. Bonds (River Ranch Project), CAB, Series 2025, 0% 12/1/2031 (a)	8,710	6,368
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	17,330	17,556
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	8,580	8,717
		398,837
New Jersey 1.40%
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052 (a)	1,780	1,675
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062 (a)	4,050	3,714
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	6,275	6,275
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	670	666
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 7/1/2027	665	676
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	5,100	5,104
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	3,505	3,507
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	4,255	4,047
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	1,590	1,471
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 1/1/2049	1,775	1,674
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	2,445	2,468
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	4,685	4,691
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	1,925	1,895
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)	1,335	1,361
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)	1,135	1,157
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	1,645	1,686
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	965	1,014
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029 (a)	180	180
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039 (a)	825	825
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049 (a)	930	882
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054 (a)	725	678
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	16,370	16,389
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	2,750	2,754
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	3,120	3,125
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027	2,190	2,194
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	2,225	2,144
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	2,225	2,094
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2036	1,750	1,751
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2041	1,300	1,300
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	4,985	4,795

American Funds Tax-Exempt Income Funds	264

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	USD6,375	$6,313
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 5.50% 12/1/2055	4,885	4,902
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	95	95
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	1,770	1,755
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	5,025	4,864
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2029	450	471
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2031	1,050	1,116
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2033	95	102
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	895	821
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2034	100	107
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2035	440	470
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2036	295	314
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	8,820	8,519
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	7,705	7,165
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	8,170	7,811
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	5,235	5,118
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 4.25% 12/1/2046	7,915	7,665
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	2,710	1,866
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-C, AMT, 5.25% 12/1/2054	4,725	4,609
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-B, AMT, 5.25% 12/1/2056	1,445	1,408
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	285	288
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	955	1,020
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	890	901
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	1,110	1,115
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	755	731
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	1,670	1,478
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	2,670	2,601
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	1,490	1,373
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	5,340	3,853
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	8,895	6,418
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050 (preref. 12/15/2028)	2,225	2,345
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2025-AA, 5.00% 6/15/2055	3,000	3,038
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	1,780	1,685
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	1,695	1,842
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2036	5,145	3,386
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2052	30,590	31,812
		211,569
New Mexico 0.19%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 5.00% 9/1/2029	130	135
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	8,630	7,773
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	6,480	5,524
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046	215	216
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	90	90
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2024-C, Class I, 6.00% 3/1/2055	8,300	9,011
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	695	750
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	1,015	1,027
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	1,090	1,073
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	1,675	1,644
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049	2,405	2,232
		29,475

265	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 6.51%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	USD1,070	$976
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	490	454
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	6,065	5,053
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	2,000	2,019
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	28,585	28,621
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 4.00% 7/1/2045	465	375
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 7/1/2040	895	849
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (DYU-COM, LLC Project), Series 2026, 7.75% 5/1/2055	10,630	11,071
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.50% 6/1/2056 (a)	1,210	1,178
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.625% 6/1/2061 (a)	1,055	1,041
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.75% 6/1/2066 (a)	7,915	7,860
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041 (a)	945	902
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051 (a)	1,425	1,271
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055 (a)	1,275	1,108
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031 (a)	380	368
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041 (a)	610	529
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051 (a)	635	494
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	11,445	11,386
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-3, 5.25% 12/15/2031 (a)	7,320	7,283
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-1, 5.65% 12/15/2032 (a)	1,285	1,261
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00% 12/15/2055 (a)	10,395	10,549
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00% 12/15/2065 (a)	12,275	12,359
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031 (a)	500	453
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,780	1,543
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	10,525	10,383
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028 (a)	5,845	5,894
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	3,410	3,414
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	3,560	1,951
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	7,240	2,853
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2046	3,065	1,137
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, AGI, 0% 11/15/2048	4,495	1,489
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2055	3,880	863
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	3,515	739
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2039	1,770	1,927
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2040	1,735	1,880
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	10,150	7,347
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037	1,665	1,473
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038	2,160	1,881
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	4,155	3,347

American Funds Tax-Exempt Income Funds	266

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	USD3,370	$2,926
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	800	704
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033 (a)	1,100	1,092
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034 (a)	1,100	1,085
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034 (a)	890	857
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035 (a)	1,000	978
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	2,020	2,064
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	755	788
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	8,000	6,616
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2047	4,200	4,456
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	1,000	896
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	6,225	6,519
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	2,150	2,260
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	2,440	1,743
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051 (preref. 3/15/2032)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	2,000	2,052
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2053	5,000	5,115
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2055	1,000	1,020
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.25% 3/15/2056	18,200	18,974
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2044	860	917
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.25% 3/15/2050	1,050	1,104
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2055	2,670	2,718
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	16,035	16,350
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	2,875	2,988
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	4,230	4,095
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 4.30% 12/1/2044 (put 6/2/2036) (a)	750	745
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	1,800	1,825
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	5,780	6,048
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2056	1,385	1,358
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-1, 4.90% 11/1/2055	3,980	3,951
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2026-D-2, 3.35% 5/1/2066 (put 11/1/2032)	2,285	2,217
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	3,275	2,817
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	1,860	1,499
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	2,350	1,744
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040 (a)	1,000	1,001
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	8,795	6,457
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	8,485	5,841
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	1,780	1,253
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	1,495	1,366
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	6,185	6,548
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	890	911
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	4,005	4,079
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	2,865	2,529
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	8,430	7,268
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	3,595	3,615

267	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	USD2,500	$2,530
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	2,105	2,119
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	1,170	1,178
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	1,680	1,741
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	635	682
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	555	497
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	1,960	1,532
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	615	605
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035	1,335	665
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 6/1/2046	6,760	3,349
New York City GO Bonds, Series 2021-F-1, 4.00% 3/1/2047	900	808
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2050	2,225	1,947
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 3.00% 8/1/2050	2,675	1,905
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	1,255	1,314
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,120	3,224
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2047	3,500	3,711
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	5,000	5,193
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2055	2,520	2,547
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2055	5,990	6,187
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	2,225	1,525
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.25% 11/1/2041	1,770	1,282
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	545	551
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031	1,740	1,780
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	3,450	2,667
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	1,290	1,106
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	3,560	2,998
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	3,865	3,542
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	1,555	1,128
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 5.25% 6/15/2046	1,155	1,225
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	2,410	2,509
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-BB-1, 5.25% 6/15/2054	5,535	5,726
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	13,365	13,924
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	2,225	2,391
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	4,485	4,602
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	4,485	4,685
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2046	835	880
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	890	848
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	2,700	2,820
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	2,805	2,923
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	6,220	6,450
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	15,255	15,768
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2040	2,225	2,377
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2044	1,335	1,408
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	620	646

American Funds Tax-Exempt Income Funds	268

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	USD3,415	$3,643
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	495	527
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	1,780	1,888
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2048	2,500	2,629
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2050	1,000	1,024
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2051	4,090	4,173
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.25% 2/1/2052	4,500	4,686
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2053	6,000	6,105
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2055	2,705	2,809
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2027, Series 2027-A, 5.25% 11/1/2048	4,000	4,224
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	2,905	2,561
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042 (a)	7,370	6,561
Niagara Frontier Transportation Auth., Airport Rev. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 4/1/2039	475	482
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	1,070	1,071
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-A, 7.25% 9/1/2034 (a)	7,835	7,794
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	4,365	4,667
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,325	1,327
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.125% 8/1/2044	2,845	2,637
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	4,550	4,236
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, AGI, 6.50% 11/1/2055	3,730	4,099
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	19,870	21,720
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	890	897
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	3,335	3,406
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 6.00% 12/1/2053	2,225	2,263
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	1,870	1,874
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031 (a)	2,445	2,450
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-2, 5.35% 11/1/2049 (a)	2,645	2,587
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-B-2, 5.35% 11/1/2049 (a)	3,665	3,584
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,915	1,873
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	2,760	2,703
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049 (a)	14,265	13,950
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2048	6,000	6,227
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,225	2,023
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	2,225	2,013
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	2,225	1,976
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	2,010	2,047
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2053	7,960	8,119
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2054	3,750	3,821
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	625	625
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027 (b)	1,805	361
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021 (b)	1,000	200
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032 (b)	2,345	469
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038 (b)	1,370	274

269	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	USD2,490	$2,234
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	4,845	4,180
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	4,870	4,870
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	10,270	9,873
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	5,070	5,252
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	5,080	5,267
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2030	290	307
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	900	950
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	900	945
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	630	647
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038	1,515	1,573
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	980	908
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	1,150	1,183
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	1,565	1,606
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042	1,605	1,441
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,525	2,372
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 4.00% 12/1/2042	2,190	1,987
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	3,890	3,981
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	5,625	5,625
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	31,875	31,873
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,005	3,929
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	1,565	1,336
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	3,115	3,065
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	27,175	27,147
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027	1,780	1,793
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	1,395	1,429
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	1,425	1,458
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	9,760	9,910
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	7,295	7,454
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	6,845	6,983
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	9,140	9,308

American Funds Tax-Exempt Income Funds	270

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	USD2,785	$2,832
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	26,220	28,911
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	11,215	11,064
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	5,675	5,757
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040	11,830	12,544
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	32,625	33,262
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	26,230	24,776
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AGI, AMT, 5.00% 6/30/2054	2,515	2,496
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054	3,770	3,819
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, 6.00% 6/30/2054	3,560	3,674
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	3,440	3,614
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	8,275	8,670
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	12,105	12,302
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	4,135	4,193
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2060	8,760	8,869
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), CAB, Series 2024-B, AGI, AMT, 0% 12/31/2054 (5.00% on 12/31/2034) (e)	8,785	5,752
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,780	1,567
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-1, 5.25% 11/15/2054	3,020	3,159
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	3,290	3,405
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,920	1,991
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	19,860	20,960
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,335	1,374
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	1,780	1,492
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	5,790	4,321
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	320	285
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	205	182
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	1,780	1,284
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	2,225	1,605
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 4.00% 3/15/2052	2,030	1,782
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	2,220	1,866
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2023-A, 5.00% 3/15/2048	2,100	2,171
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	910	863
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	3,260	2,903
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 5.25% 12/1/2040 (a)	750	746
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.00% 12/1/2045 (a)	385	398
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.375% 12/1/2055 (a)	1,225	1,263

271	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.50% 12/1/2065 (a)	USD2,390	$2,467
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	4,805	4,388
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040	1,000	918
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055	1,100	907
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	430	424
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	370	359
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	830	722
		984,298
North Carolina 0.37%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046	2,705	2,017
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2026, 5.25% 7/1/2056	5,965	6,259
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,780	1,814
Educational Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2035	2,005	2,050
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	2,495	2,515
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	5,075	5,122
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	80	79
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	745	834
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	2,225	2,385
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,480	1,625
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,650	1,784
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	2,320	2,598
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harmony Housing Dev. Landura Portfolio), Series 2025, 3.15% 2/1/2030 (put 2/1/2029)	1,750	1,747
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	445	420
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	3,595	3,045
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	1,335	1,330
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2045	600	600
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045	1,000	970
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050	1,000	923
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	990	927
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	3,645	3,036
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 4.25% 4/1/2042	205	186
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	8,120	7,738
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	3,055	3,018
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2044	1,115	1,160

American Funds Tax-Exempt Income Funds	272

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	USD1,285	$1,288
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2044	100	99
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2049	500	476
		56,045
North Dakota 0.14%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2046	4,945	3,596
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031 (a)(b)	2,625	— (g)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	435	429
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,300	1,271
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	925	977
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	680	727
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,340	2,570
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	1,335	1,294
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	5,780	5,390
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	5,345	4,676
		20,930
Ohio 2.50%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-C, AMT, 3.65% 12/1/2027	10,925	10,958
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	1,195	1,200
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	7,730	7,782
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2026-C, AMT, 4.125% 1/1/2036	2,090	2,049
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	890	858
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	3,995	3,843
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	4,400	4,355
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	3,595	3,510
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	3,370	3,284
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	5,385	5,275
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	18,090	16,995
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	1,070	999
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	1,095	1,167
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2034	2,000	2,111
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	57,705	43,710
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	890	876
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034	1,895	1,823
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035	895	852
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	310	272
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	4,790	4,808
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	7,255	6,978
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	2,130	2,003
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.375% 1/1/2039 (a)	885	887

273	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.875% 1/1/2049 (a)	USD1,530	$1,516
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	11,260	8,618
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055 (a)	8,710	6,971
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	10,903	10,570
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2028	505	508
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2042	820	815
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	1,740	1,657
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	5,350	5,363
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2057	1,805	1,691
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2031	820	819
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2032	275	273
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2035	325	317
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	975	850
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	2,665	2,665
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Friendship Village of Dublin, Ohio, Inc.), Series 2014, 5.00% 11/15/2044	175	173
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	1,405	1,411
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	5,140	4,717
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040 (preref. 7/1/2028)	5	5
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 5.625% 3/1/2046 (a)	450	448
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 6.25% 3/1/2051 (a)	2,000	2,065
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 5.75% 3/1/2059 (a)	4,000	3,877
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	3,875	3,878
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	3,440	3,408
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2050	2,010	2,050
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	5,460	5,242
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2055	1,500	1,522
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037	200	200
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	890	922
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	2,275	2,233
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	1,000	953
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	3,425	3,521
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2012, 5.00% 1/1/2046	360	357
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,110	1,172
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,250	2,343
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	12,970	12,279
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,205	2,223
Hamilton Community Auth., Tax Increment Fing. Rev. Bonds (Champion Mill Project), Series 2020, 5.25% 12/1/2051	6,620	6,467
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	1,305	1,219
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	890	783
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.00% 5/1/2035	565	589
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.25% 5/1/2054	3,420	3,300
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,665	2,679

American Funds Tax-Exempt Income Funds	274

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	USD1,890	$1,857
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	2,000	2,002
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	2,980	2,940
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	7,800	7,350
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	3,510	3,577
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	2,955	3,021
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046 (a)	2,005	2,047
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	3,475	3,492
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	11,435	11,384
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	6,005	5,704
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	15,730	13,652
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2032	635	690
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2021-A, 4.00% 1/15/2046	2,655	2,345
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	395	340
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	465	460
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	2,435	2,630
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	3,935	4,224
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	850	918
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-A, 6.25% 3/1/2056	2,295	2,497
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	1,175	1,306
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	19,470	19,394
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	1,780	1,520
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2044	1,050	1,027
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	7,335	6,858
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 5.00% 12/1/2041	590	604
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2039	110	109
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2053	11,560	11,428
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	755	721
University of Cincinnati, GO Receipt Bonds, Series 2025-A, 5.25% 6/1/2049	2,370	2,480
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2044	205	208
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2052	1,040	1,012
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	3,135	3,292
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	16,270	16,794
		377,147
Oklahoma 0.61%
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	1,335	1,338
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2048	8,665	8,654
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	2,560	2,560
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2057	3,260	3,229

275	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051 (a)	USD4,345	$4,328
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	600	650
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	4,275	4,638
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	2,730	2,991
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	520	575
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2038	350	227
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2039	2,535	1,646
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 4.00% 9/1/2045	4,725	3,068
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	6,130	4,532
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2027	1,670	1,504
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2037	210	157
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	5,140	3,852
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 5.25% 6/15/2034 (a)	530	530
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.00% 6/15/2044 (a)	890	879
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.25% 6/15/2054 (a)	1,250	1,201
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.50% 6/15/2064 (a)	2,525	2,475
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	22,235	24,879
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	13,935	15,274
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035	520	520
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	2,820	3,024
		92,731
Oregon 0.47%
City of Astoria, Hospital Facs. Auth., Rev. Bonds (Columbia Memorial Hospital Project), Series 2024, 5.25% 8/1/2049	890	893
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2052	445	409
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	555	557
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	890	869
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2047	615	598
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052	4,305	4,030
County of Deschutes, Hospital Fac. Auth., Rev. Bonds (St. Charles Health System, Inc.), Series 2020-A, 3.00% 1/1/2051	470	329
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2016-A, 5.00% 10/1/2035	30	30
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	2,000	2,014
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2050	891	942
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	5,865	4,110
Hospital Fac. Auth., Senior Living Rev. Bonds (Mennonite Village Project), Series 2026-B-1, 3.95% 11/15/2031	555	551
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	6,330	6,949
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2036	570	545
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	5,045	4,547

American Funds Tax-Exempt Income Funds	276

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	USD10,565	$8,341
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	9,410	7,186
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	1,330	1,330
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	4,515	4,483
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	6,305	5,810
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	1,300	1,383
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	900	939
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	445	412
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	1,850	1,582
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	2,000	1,571
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2031	125	126
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	480	488
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2043	225	225
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	1,115	1,085
School Dist. No. 1J, GO Bonds (Portland Public Schools), Series 2026, 5.00% 6/15/2042	7,515	8,124
		70,458
Pennsylvania 2.85%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2059	1,465	1,398
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.449% 2/1/2037 (c)	2,520	2,528
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	2,255	2,313
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042 (a)	1,335	1,335
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.375% 5/1/2042 (a)	2,570	2,595
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	1,205	1,234
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-B, 6.00% 5/1/2042 (a)	2,675	2,761
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	890	914
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	30,969	29,107
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	31,736	26,182
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), CAB, Series 2024-B-2, 0% 6/30/2044 (8.00% on 11/15/2029) (e)	8,820	5,251
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2037	710	712
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	885	886
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	685	672
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	4,794	5,018
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	12,330	12,390
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	2,890	2,421
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	1,810	1,516
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	1,020	964
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	575	525
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028 (a)	100	100
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038 (a)	1,210	1,213
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048 (a)	2,533	2,515

277	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	USD1,995	$1,997
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	890	891
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	1,430	1,431
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	2,335	2,303
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	820	839
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	3,920	3,972
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	3,070	3,077
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	8,420	8,163
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.377% 6/1/2037 (c)	8,980	8,621
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	1,595	1,667
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	2,570	2,762
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	5,470	5,477
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	3,310	3,071
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/1/2029)	710	727
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	5,600	5,608
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	2,415	2,448
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	495	520
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 5.00% 7/15/2032	505	507
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2018, 4.00% 7/15/2048	1,030	824
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	6,695	6,694
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	2,220	2,368
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	760	767
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	4,450	4,454
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	17,650	17,659
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	895	884
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	945	964
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	4,220	4,257
Econ. Dev. Fncg. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2051 (put 3/27/2035) (a)	8,360	9,031
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	5,305	5,787
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 3.25% 6/1/2041 (put 7/1/2027)	1,090	1,088
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039 (a)	9,635	7,480
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2038	170	169
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	1,580	1,513
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	2,955	2,662
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049	1,340	1,197
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2053	1,900	1,657
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	525	538
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	760	768
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	1,335	1,151
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	490	502

American Funds Tax-Exempt Income Funds	278

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 5.00% 6/1/2031	USD850	$892
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2033	600	633
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 5.00% 6/1/2033	2,000	2,108
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 5.00% 6/1/2034	2,000	2,106
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	1,685	1,510
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	4,130	3,565
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	600	593
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	3,400	3,309
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	2,087	1,999
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	3,989	3,846
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	2,520	2,432
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	895	618
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050	1,135	1,059
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1C, AMT, 5.50% 6/1/2052	9,324	9,103
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1C, AMT, 5.25% 6/1/2053	2,400	2,288
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	540	523
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2044	1,500	1,407
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	1,305	1,293
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	45	45
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	912
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	620	639
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	4,050	4,323
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	3,095	3,311
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2037	315	305
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2046	600	523
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	585	479
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	2,530	1,969
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	270	271
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2015, 5.50% 7/1/2045	400	395
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035 (put 2/1/2029)	1,305	1,299
County of Lancaster, Hospital Auth., Healthcare Facs. Rev. Bonds (Moravian Manors, Inc. Project), Series 2019-A, 5.00% 6/15/2044	220	206
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2040	990	954
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2045	910	839
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2050	880	774
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 4.50% 12/1/2029	750	738
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 5.00% 12/1/2047	490	415
Lancaster County, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2045	275	275
Latrobe Industrial Dev. Auth., University Rev. Bonds (Seton Hill University), Series 2026, 5.50% 3/1/2056	1,965	1,870
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 4.50% 1/1/2045	140	134
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (j)	18,630	17,919
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (a)(j)	11,930	11,761
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	1,780	1,794

279	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 4.00% 9/1/2049	USD890	$753
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,110	1,095
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052	2,225	1,841
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	370	375
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	3,630	3,655
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	6,980	6,842
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	3,970	3,333
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	2,990	2,996
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	2,225	2,228
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	3,555	3,656
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2049	3,555	3,557
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2055	3,110	3,070
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046	335	326
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	1,690	1,584
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	1,295	1,307
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,290	1,295
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	115	112
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	1,335	1,334
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2044	1,140	1,099
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2049	600	548
Pennsylvania State University Bonds, Series 2025-A, 5.50% 9/1/2055	7,175	7,643
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,360	1,361
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	890	894
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2029 (a)	775	777
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2034 (a)	1,680	1,665
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2039 (a)	1,255	1,248
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2043 (a)	1,140	1,119
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	310	316
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040	620	618
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	935	890
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	1,570	1,596
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	3,555	3,490
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	7,630	7,013

American Funds Tax-Exempt Income Funds	280

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	USD5,600	$5,077
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047 (preref. 5/1/2027)	2,585	2,627
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047	2,670	2,608
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039	500	484
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	1,210	1,088
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)	10	10
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2037	1,335	1,337
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	5,370	5,374
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	7,510	7,509
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	110	110
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	115	116
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028	100	101
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	75	73
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	665	619
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	930	821
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Pleasant View Retirement Community Project), Series 2018, 5.00% 12/15/2038	445	444
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	380	357
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	3,165	3,277
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	1,270	1,293
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	890	782
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	220	224
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	2,850	2,658
County of Westmoreland, Industrial Dev. Auth., Rev. Ref. Bonds (Redstone Presbyterian Senior Care Obligated Group), Series 2021, 4.00% 5/15/2041	1,265	1,076
Wilkes-Barre Area School Dist., GO Bonds, Series 2019, BAM, 5.00% 4/15/2059	890	895
		431,075
Puerto Rico 6.05%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033 (a)	485	513
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	3,925	4,149
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033 (a)	970	1,032
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	38,060	39,607
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037 (a)	1,350	1,407
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	3,725	3,883
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	15,415	16,185
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	6,045	5,802
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	41,105	39,451
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	9,820	9,425
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047 (a)	12,450	11,465
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2047 (a)	2,480	2,284
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047 (a)	14,215	14,339
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2027 (b)	505	368
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (b)	235	171
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027 (b)	355	259
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027 (b)	80	58
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2027 (b)	2,670	1,946
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027 (b)	400	292
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027 (b)	3,100	2,255

281	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (b)	USD175	$127
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, AGI, 5.00% 7/1/2028	3,195	3,199
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2018 (b)	60	44
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (b)	1,040	758
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2028 (b)	30	22
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (b)	275	200
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2028 (b)	35	26
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2028 (b)	2,015	1,468
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 4.20% 7/1/2019 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 4.80% 7/1/2029 (b)	130	95
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029 (b)	185	135
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2029 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2019 (b)	95	69
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020 (b)	145	106
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, 4.625% 7/1/2030 (b)	520	379
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, AGI, 5.00% 7/1/2030	165	165
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2020 (b)	550	400
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030 (b)	705	514
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (b)	130	95
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2020 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2023-VV, 5.50% 7/1/2020 (b)	75	55
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.25% 7/1/2030 (b)	25	19
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (b)	445	324
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2021 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (b)	5,020	3,652
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2031 (b)	100	73
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2021 (b)	75	55
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	14,300	10,421
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	350	255
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022 (b)	395	287
Electric Power Auth., Power Rev. Bonds, Series 2022-WW, 5.375% 7/1/2022 (b)	595	433
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.50% 7/1/2033 (b)	315	229
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.50% 7/1/2023 (b)	80	58
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	1,660	1,637
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (b)	275	200
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2023 (b)	890	647
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (b)	815	593
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033 (b)	300	226
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2024 (b)	190	138
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2024 (b)	2,390	1,739
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024 (b)	2,785	2,026
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024 (b)	4,345	3,161
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.625% 7/1/2025 (b)	870	633
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (b)	60	44
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2025 (b)	50	36
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025 (b)	1,215	884
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2025 (b)	2,505	1,822
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	845	616
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	165	120
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.75% 7/1/2026 (b)	95	69
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.25% 7/1/2026 (b)	340	247
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026 (b)	165	120
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (b)	180	131
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (b)	9,075	6,602
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036 (b)	3,150	2,296
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (b)	12,840	9,357
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (b)	2,740	1,997
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (b)	7,915	5,768
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/ 2042 (b)	150	109
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042 (b)	1,940	1,414
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	4,000	2,945
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 0% 7/1/2017 (b)	10	7

American Funds Tax-Exempt Income Funds	282

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.197% 7/1/2029 (c)	USD6,615	$6,528
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.30% 7/1/2019 (b)	25	18
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2020 (b)	625	455
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, NATL, 5.25% 7/1/2030	425	428
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (b)	15	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (b)	3,120	2,270
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.75% 7/1/2022 (b)	10	7
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (b)	4,395	3,197
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	45	44
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (b)	5,300	3,862
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,497	1,527
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	6,783	7,165
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	4,183	4,516
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	2,950	2,926
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	6,653	6,508
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	35,967	33,740
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	32,717	29,614
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	6,109	4,442
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	225,800	161,164
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	62,034	27,372
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	206,309	150,863
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,075	1,076
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	730	730
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	895	892
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,350	1,327
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	1,465	1,392
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026 (a)	1,690	1,695
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027 (a)	1,690	1,726
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028 (a)	1,765	1,834
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	1,980	1,982
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034 (a)	1,945	2,026
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044 (a)	2,205	2,248
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	505	529
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	490	449
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.55% 7/1/2040	1,781	1,765
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	44,970	42,757
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2019, Class 2, 0% 8/1/2054 (c)	81	17
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	3,394	1,111
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (c)	19,374	4,128
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	48,223	47,138
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	27,915	27,287
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	9,097	8,613
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	24,763	23,829
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	444	403
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	745	632
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	125,601	45,931
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	2,667	975
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2051	24,392	6,481

283	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030	USD1,269	$1,251
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036	5,185	4,934
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	8,370	8,250
		914,238
Rhode Island 0.33%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	450	451
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	445	445
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	240	218
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	655	568
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (CharterCare Health of Rhode Island Obligated Group), Series 2026-B, 12.50% 10/1/2031	1,360	1,360
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (CharterCare Health of Rhode Island Obligated Group), Series 2026-A, 8.50% 10/1/2056	11,100	12,175
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	3,215	3,312
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	685	734
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	1,140	1,140
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	295	309
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 5.00% 12/1/2034	530	563
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 5.00% 12/1/2035	490	520
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	5,880	5,130
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	1,850	1,802
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	5,300	5,098
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	2,075	1,987
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	2,670	2,547
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	2,075	2,054
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 4.50% 12/1/2045	2,560	2,493
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	3,020	2,921
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	1,790	1,782
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	2,160	2,048
		49,657
South Carolina 0.88%
Clemson University, Higher Education Rev. Bonds, Series 2025-A, 5.00% 5/1/2055	5,000	5,117
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	6,137	4,449
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	75,193	26,804
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 7/22/2051	900	147
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	208
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.25% 10/1/2043	1,420	1,428
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.50% 10/1/2051	1,860	1,813
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-D, 3.00% 7/1/2051	475	464
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	2,415	2,619
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	7,205	7,895
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	3,460	3,761
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-A, 6.00% 7/1/2056	1,750	1,920
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026) (a)(e)	10,330	10,337
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2028	210	214
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2042	1,550	1,547
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	1,025	947

American Funds Tax-Exempt Income Funds	284

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.00% 6/15/2043 (a)	USD1,000	$1,024
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.125% 6/15/2053 (a)	3,430	3,463
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.25% 6/15/2058 (a)	2,585	2,608
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036 (a)	1,000	865
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046 (a)	1,280	954
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056 (a)	2,615	1,750
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	1,650	1,497
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 5.80% 12/1/2050	920	933
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.75% 12/1/2060	3,860	3,846
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	2,670	2,848
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	1,775	1,768
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041 (a)	6,765	6,437
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	2,250	2,050
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	1,900	1,907
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	2,135	2,136
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	7,015	7,561
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.75% 11/15/2058	5,690	6,174
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2050	2,590	2,658
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.50% 11/15/2050	1,265	1,315
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2054	2,390	2,441
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	220	221
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	2,210	2,216
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	45	44
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	2,500	2,542
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2029	10	10
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2034	595	595
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037	595	595
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	885	890
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026 (a)	120	119
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031 (a)	1,000	914
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036 (a)	1,110	937
		132,988
South Dakota 0.15%
Flandreau Santee Sioux Tribe of South Dakota 7.125% 9/15/2045 (a)	9,375	9,131
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051	650	643
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	1,040	1,118

285	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Dakota (continued)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	USD4,455	$4,902
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	5,000	5,572
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2026-A, 6.00% 11/1/2056	1,225	1,354
		22,720
Tennessee 0.25%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2034	3,705	4,046
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Ref. Bonds (Trezevant Manor Project), Series 2013-A, 5.50% 9/1/2047 (a)	915	799
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM, 5.25% 7/1/2064	1,555	1,575
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036 (a)	750	757
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	2,785	2,773
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051 (a)	8,505	7,272
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), CAB, Series 2021-B, 0% 6/1/2043 (a)	5,275	2,388
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	900	958
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	1,555	1,555
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	6,915	7,207
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	8,155	8,474
		37,804
Texas 7.28%
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	1,465	1,500
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,860	1,647
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2039	1,940	1,649
AM Bidco Operations, LLC, Term Loan, First Lien, 8.50% PIK 10/21/2027 (h)(i)(k)	34,246	18,836
City of Anna, Special Assessment Rev. Bonds (Sherley Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 4.00% 9/15/2036 (a)	750	722
City of Anna, Special Assessment Rev. Bonds (Sherley Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 5.35% 9/15/2046 (a)	500	496
City of Anna, Special Assessment Rev. Bonds (Sherley Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 5.70% 9/15/2056 (a)	1,500	1,482
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	2,955	2,408
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	6,480	4,791
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	2,660	1,930
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049 (a)	495	446
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	1,230	1,091
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 5.00% 6/15/2064 (a)	895	786
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	985	961
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	850	795
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2026-A, 4.75% 8/15/2061 (put 8/15/2034)	3,000	2,956
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2044	1,900	1,762
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	1,675	1,422

American Funds Tax-Exempt Income Funds	286

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	USD1,335	$1,340
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	1,505	1,507
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 8/15/2038	2,585	2,235
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.00% 6/15/2049	440	392
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.125% 6/15/2054	335	294
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062 (a)	4,850	4,821
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	530	400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.25% 8/15/2032 (b)	410	143
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052 (b)	4,000	1,400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057 (b)	3,500	1,225
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062 (b)	4,250	1,487
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	880	866
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	2,385	2,213
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	1,220	1,095
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	375	374
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	4,115	4,121
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	3,300	3,247
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	3,640	3,462
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	1,700	1,552
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	1,980	1,678
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	1,980	1,581
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	735	745
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-B, AMT, 5.00% 11/15/2056	4,000	4,007
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.25% 11/15/2056	4,000	4,090
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2037	2,475	2,656
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 4.25% 11/1/2032 (a)	342	341
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 5.25% 11/1/2053 (a)	650	632
City of Austin, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2026, 5.25% 11/15/2055	7,000	7,323
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	1,365	1,176
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)	645	533
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	7,610	4,997
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050 (a)	3,660	2,699
Bexar County Health Facs. Dev. Corp., Rev. Ref. Bonds (Army Retirement Residence Foundation Project), Series 2016, 4.00% 7/15/2045	285	237
Blue Meadow Municipal Utility Dist. No. 3 of Collin County, Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2050	1,000	860
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042 (a)(b)(c)	7,594	190
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(b)	6,774	169
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	50	50
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	2,520	1,972
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	3,785	3,370

287	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	USD12,040	$11,806
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	766	775
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 6.00% 9/1/2055 (a)	1,414	1,389
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	278	280
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	3,406	3,445
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.75% 9/1/2055 (a)	3,369	3,313
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 4.00% 2/15/2049	4,045	3,659
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	890	798
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,890	7,872
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 4.50% 9/1/2031 (a)	439	443
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.125% 9/1/2044 (a)	1,002	1,020
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054 (a)	750	754
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 4.375% 9/1/2031 (a)	100	101
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.125% 9/1/2044 (a)	300	306
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.375% 9/1/2053 (a)	250	250
Clear Sky Municipal Utility Dist. No. 1, Unlimited Tax Roach Bonds, Series 2026, 4.25% 9/1/2050	1,040	884
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	440	440
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	525	444
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	660	608
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.00% 6/15/2034 (a)	285	281
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	800	805
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.75% 6/15/2044 (a)	1,105	1,079
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048 (a)	3,245	3,148
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053 (a)	2,880	2,808
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 6.00% 6/15/2054 (a)	665	627
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	6,585	4,942
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	820	709
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	850	751
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)(b)	620	465
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	890	821
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	890	791
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051 (a)	1,000	886
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051 (a)	500	474
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2029)	6,000	6,292
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2032)	2,085	2,232
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	4,445	3,897
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.375% 12/31/2045 (a)	500	501
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.625% 12/31/2055 (a)	1,323	1,302
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.25% 12/31/2030 (a)	359	355

American Funds Tax-Exempt Income Funds	288

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.75% 12/31/2030 (a)	USD650	$645
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	250	254
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	190	193
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.375% 12/31/2045 (a)	1,399	1,443
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.875% 12/31/2045 (a)	1,911	1,969
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.625% 12/31/2055 (a)	2,490	2,537
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.125% 12/31/2055 (a)	3,606	3,699
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	197
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.125% 12/31/2031 (a)	418	423
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	1,252	1,270
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.75% 12/31/2044 (a)	887	901
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.625% 12/31/2054 (a)	1,772	1,764
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 6.125% 12/31/2054 (a)	1,191	1,186
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 5.25% 12/31/2031 (a)	360	364
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.00% 12/31/2044 (a)	1,666	1,686
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.25% 12/31/2054 (a)	2,507	2,492
Eagle Pass Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-N, 5.00% 8/15/2051	500	518
City of Eagle Pass, Special Assessment Rev. Bonds (Eagle Pass Public Improvement Dist. No. 1 Improvement Area #1 Project), Series 2026, 7.625% 9/1/2060 (a)	5,410	5,244
East Lake Houston Management Dist., Special Assessment Rev. Bonds (Crosby Terrace Improvement Area Project), Series 2025-A, 7.50% 9/15/2055 (a)	7,217	7,229
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.00% 9/15/2045 (a)	980	1,015
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.25% 9/15/2055 (a)	1,954	1,994
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2055	3,565	3,714
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037	1,050	933
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038	1,450	1,266
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	1,780	1,773
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	4,025	4,025
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	2,705	2,713
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 3.00% 8/15/2049	1,160	871
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	2,520	2,225
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-B, 4.75% 12/1/2045	1,130	1,096
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-B, 4.75% 12/1/2051	1,095	1,002
County of Harris, Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2045	1,025	1,013
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	1,315	1,339
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2041	3,700	3,888
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	1,165	1,220
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	6,330	4,369
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	3,340	2,845
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,365	1,390
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	650	651

289	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	USD17,635	$17,251
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	1,800	1,267
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033	1,400	1,326
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	3,105	2,743
Harris County Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2051	1,080	923
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2048	1,385	1,302
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2050	1,035	962
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2052	1,135	1,042
Dept. of Housing and Community Affairs, Residential Mortgage Rev. and Rev. Ref. Bonds, Series 2026-A, 6.00% 1/1/2057	6,755	7,467
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	3,165	3,434
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	3,075	3,309
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	7,960	8,661
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	985	1,087
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	2,245	2,202
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	1,195	1,296
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2033	23,990	25,515
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	26,190	27,915
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	19,400	21,072
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	11,090	11,977
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	11,340	12,168
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	13,530	14,422
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	11,305	11,981
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	14,520	13,300
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	49,065	44,937
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, AGI, 5.25% 7/1/2041	900	949
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	4,450	3,961
City of Houston, Airport System Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, 5.25% 7/15/2034	3,500	3,706
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Catering Options Facility Project), Series 2026, AMT, 5.50% 7/15/2035	5,720	6,154
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Catering Options Facility Project), Series 2026, AMT, 5.50% 7/15/2036	5,375	5,804
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	10,970	11,231
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	12,155	12,167
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	3,540	3,583
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,013
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	10,510	10,643
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2031	7,500	7,901
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2032	7,500	7,944
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2033	3,365	3,579

American Funds Tax-Exempt Income Funds	290

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2035	USD4,190	$4,512
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2037	1,295	1,379
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.50% 9/1/2058	1,475	1,552
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, CAB, Series 2026-C, AGI, 0% 9/1/2049	3,465	1,074
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	275	260
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	1,530	1,606
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	1,335	1,388
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	1,535	1,575
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	890	871
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051 (a)	500	408
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	3,065	3,071
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Area #3-5 Project), Series 2025, 5.75% 9/15/2055	1,750	1,744
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 5.00% 9/15/2035	600	596
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 6.125% 9/15/2045	1,880	1,904
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 6.375% 9/15/2055	1,500	1,483
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 5.75% 9/15/2045 (a)	545	566
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 6.00% 9/15/2054 (a)	837	858
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	2,220	1,954
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.50% 9/1/2044 (a)	2,862	2,944
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.625% 9/1/2045 (a)	649	656
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	29,590	29,611
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.75% 9/1/2053 (a)	2,409	2,452
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.875% 9/1/2055 (a)	8,037	7,940
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	3,100	3,105
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	3,340	2,972
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	590	605
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC, 5.125% 11/1/2028	1,740	1,809
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2047	1,285	1,152
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2050	1,485	1,293
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.75% 9/1/2034 (a)	735	743
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.50% 9/1/2044 (a)	1,000	1,020
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.875% 9/1/2054 (a)	1,000	1,004
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	180	179
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	890	783
Mesquite Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2052	8,000	8,426
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	9,295	9,301

291	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Graphic Packaging International, LLC Project), Series 2026, AMT, 5.00% 12/1/2064 (put 6/1/2030)	USD13,760	$14,206
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	6,130	6,170
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	8,985	9,277
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	1,520	1,520
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2049	1,005	902
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.71% 9/15/2027 (c)	820	819
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.281% 9/15/2027 (c)	590	591
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	520	523
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	1,525	1,581
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	1,975	2,062
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	16,850	17,964
Municipal Gas Acquisition and Supply Corp. V, Gas Supply Rev. Bonds, Series 2026, 5.00% 4/1/2036	17,000	17,563
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	10,500	10,828
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2026-A, 5.25% 3/1/2037	20,635	21,716
Municipal Utility Dist. No. 406, Unlimited Tax Bonds, Series 2019, 3.125% 9/1/2044	725	542
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	4,770	4,244
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2028 (a)	570	566
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	1,845	1,557
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	1,415	1,134
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2051 (a)	1,805	1,347
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029 (a)	435	418
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039 (a)	1,270	1,221
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049 (a)	2,385	2,161
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	1,760	1,760
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	730	716
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	1,110	994
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	700	660
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	1,620	1,355
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	2,755	2,330
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	945	951
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	765	721
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	3,730	3,446
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	465	465
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	3,285	3,286
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	8,155	8,156
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2040	1,955	2,035

American Funds Tax-Exempt Income Funds	292

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	USD2,560	$2,527
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	3,115	2,933
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	3,135	2,752
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021-A-1, 5.25% 1/1/2042	3,110	3,045
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	1,780	1,867
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.50% 7/1/2056 (a)	9,640	9,993
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	1,105	872
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	10,790	7,409
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2055	3,875	3,935
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	2,755	2,270
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	2,850	2,117
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	2,225	1,589
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	1,615	1,320
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.75% 9/1/2041	1,120	1,066
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2046	1,055	1,002
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032 (a)	3,841	3,929
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042 (a)	7,812	8,056
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052 (a)	15,342	15,485
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	5,100	4,905
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,005	2,010
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	220	222
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	2,665	2,341
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2021-B, 3.00% 1/1/2051	1,770	1,234
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.375% 9/1/2055 (a)	1,769	1,741
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 4.50% 9/15/2036	1,595	1,536
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 6.00% 9/15/2046	500	501
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 6.25% 9/15/2056	1,260	1,246
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Major Improvement Area Project), Series 2026, 6.75% 9/15/2046	1,059	1,061
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Major Improvement Area Project), Series 2026, 7.00% 9/15/2056	1,000	989
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051 (a)	4,502	3,646
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051 (a)	13,402	10,907
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	2,130	1,886
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2055	4,445	4,654
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	445	414
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,820	1,858
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 4.625% 9/15/2035	850	830

293	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 6.00% 9/15/2055	USD2,850	$2,829
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.75% 9/15/2055 (a)	2,000	1,962
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2026, AMT, 5.25% 7/1/2046	2,440	2,565
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2026, AMT, 5.25% 7/1/2047	2,150	2,244
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2026, AMT, 5.50% 7/1/2051	9,400	9,924
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049	1,155	1,210
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	1,305	1,294
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	2,310	2,277
City of San Marcos, Special Assessment Rev. Bonds (Whisper South Public Improvement Dist.), Series 2022, 4.50% 9/1/2051 (a)	912	790
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053	1,780	1,815
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	12,120	11,828
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	1,335	1,280
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	1,225	1,160
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	405	381
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	670	626
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	300	280
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2016-A, 5.00% 2/15/2047	1,120	1,120
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	1,155	1,155
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	8,200	8,110
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	6,205	6,206
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	12,445	12,141
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2030	140	140
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	180	180
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	1,205	1,205
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	5,000	5,475
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	2,215	2,145
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(h)	954	954
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	10,515	9,485
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	385	188
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2042	2,110	972
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2050	3,135	3,312
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2055	1,200	1,255
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.50% 10/1/2055	1,890	2,018
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.25% 9/1/2032 (a)	400	403
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.125% 9/1/2054 (a)	845	826
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Improvement Area #1 Project), Series 2025, 5.875% 9/1/2055	22,966	23,126
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Major Improvement Area Project), Series 2025, 5.875% 9/1/2055 (a)	15,765	15,875

American Funds Tax-Exempt Income Funds	294

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2039	USD425	$462
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2043	995	1,071
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2044	3,750	3,990
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 4.00% 8/1/2054	7,115	6,165
Waller County Municipal Utility Dist. No. 55A, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2051	1,025	913
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	5,500	5,774
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	1,230	1,094
Wichita Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 3.00% 2/1/2036	1,500	1,363
		1,100,782
United States 1.46%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.51% 10/25/2040 (c)	11,438	11,609
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.691% 3/25/2042 (c)	15,817	16,076
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-23, Class A, 4.568% 4/25/2042 (c)	5,031	5,126
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-31, Class AUS, 4.497% 6/25/2042 (c)	4,392	4,325
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-28, Class A, 4.387% 11/25/2042 (c)	21,306	20,552
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-34, Class AUS, 4.634% 12/25/2042 (c)	10,744	10,958
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (a)	1,178	1,089
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (c)	7,314	7,704
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(c)	119,155	5,817
Freddie Mac, Multi Family Certs., Series 2023, 4.004% 1/25/2040 (c)	10,239	9,894
Freddie Mac, Multi Family Certs., Series 2023, 4.417% 8/25/2040 (c)	3,173	3,200
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (a)	8,663	7,883
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	1,333	1,275
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	1,715	1,612
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.134% 6/25/2037 (c)(d)	51,023	3,148
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.669% 7/25/2042 (c)	12,064	12,342
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.157% 12/25/2038 (c)	35,487	31,770
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.548% 10/25/2040 (c)	2,813	2,858
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2021, 2.34% 7/25/2041 (a)	906	726
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2025-ML-29, 4.713% 1/25/2043 (c)	3,817	3,866
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	3,393	2,789
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	2,137	1,788
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (c)	15,168	14,085
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.157% 5/25/2041 (c)	7,932	7,755
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.518% 8/25/2041 (c)	14,951	15,020
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.597% 8/25/2041 (c)	10,370	10,587
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043 (c)	7,714	6,731
		220,585
Utah 2.58%
Arrowhead Springs Public Infrastructure Dist., Limited Tax GO and Special Rev. Bonds, Series 2025, 6.00% 3/1/2056 (a)	9,200	9,218
Arrowhead Springs Public Infrastructure Dist., Special Assessment Bonds (Arrowhead Springs Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	2,539	2,551
Black Rock Mountain Resort Public Infrastructure Dist., Special Assessment Bonds (Black Rock Mountain Resort Assessment Area), Series 2025, 5.875% 12/1/2054 (a)	7,902	8,116
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2031 (a)	150	143
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041 (a)	895	733
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051 (a)	1,160	879
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046 (a)	6,555	6,127
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.00% 3/1/2041 (a)	165	166
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.625% 3/1/2046 (a)	2,625	2,658
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.875% 3/1/2051 (a)	1,650	1,670

295	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	USD952	$953
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	1,450	1,535
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053 (a)	5,733	5,436
Firefly Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2024-A-1, 6.625% 3/1/2054 (a)	1,780	1,815
Firefly Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firefly Assessment Area No. 1), Series 2024-A-2, 5.625% 12/1/2043 (a)	4,797	4,908
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037 (a)	18,845	17,638
High Star Ranch Infrastructure Fncg. Dist., Special Assessment Bonds (High Star Ranch Assessment Area), Series 2026, 6.25% 12/1/2055 (a)	8,500	8,568
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	1,510	1,610
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	300	324
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	725	788
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	885	965
Housing Corp., Single Family Mortgage Bonds, Series 2025-E, 6.75% 7/1/2055	1,300	1,468
Housing Corp., Single Family Mortgage Bonds, Series 2026-A, 6.50% 7/1/2056	7,335	8,210
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 5.50% 3/1/2051 (a)(f)	15,000	11,739
Jordanelle Ridge Public Infrastructure Dist. No. 2, Limited Tax GO Bonds, Series 2023-A, 7.75% 3/1/2054 (a)	22,177	23,510
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A-1, 6.25% 6/1/2055 (a)	2,225	2,330
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Convertible CAB, Series 2025-A-2, 0% 6/1/2055 (6.75% on 6/1/2029) (a)(e)	4,592	4,020
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026 (a)	1,060	1,060
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2050 (a)	31,045	25,976
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	2,015	2,010
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	16,090	15,703
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,125	1,156
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.75% 6/15/2044 (a)	3,540	3,654
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.25% 6/1/2045 (a)	1,255	1,273
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2050 (a)	2,600	2,630
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	8,546	8,367
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	8,695	8,934
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2055 (a)	1,840	1,848
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.75% 6/1/2060 (a)	5,405	5,534
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(e)	1,290	1,005
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052	4,850	4,022
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	959
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	7,344	6,776
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2052	5,000	4,110
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.00% 3/1/2056 (a)	1,660	1,673
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-B, 8.00% 3/15/2056 (a)(f)	896	912
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	4,581	4,406
NWQ Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A, 6.125% 3/1/2056 (a)	2,085	2,097
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 3.625% 2/1/2035 (a)	598	522
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.125% 2/1/2041 (a)	1,500	1,298
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.375% 2/1/2051 (a)	3,220	2,534
Pine View Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firelight Assessment Area No. 2), Series 2026, 7.00% 12/1/2055 (a)	8,510	8,206
Pine View Publick Infrastructure Dist. No.2, Special Assessment Bonds (Firelight Assessment Area No. 1), Series 2026, 6.25% 12/1/2055 (a)	4,500	4,541
Point Phase 1 Public Infrastructure Dist. No. 1, Tax Assessment and General Rev. Bonds, Series 2025-A-1, 5.875% 3/1/2045	4,250	4,428

American Funds Tax-Exempt Income Funds	296

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Resort Core Public Infrastructure Dist. No. 1, GO Bonds, Series 2026-A-1, 5.625% 3/1/2051 (a)	USD3,965	$3,973
Resort Core Public Infrastructure Dist. No. 1, GO Bonds, Series 2026-A-1, 5.875% 3/1/2057 (a)	4,770	4,828
Resort Core Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Convertible CAB, Series 2026-A-2, 0% 3/1/2057	7,800	6,030
Sawmill Infrastructure Fncg. Dist., Special Assessment Bonds (Sawmill Assessment Area), Series 2025, 6.00% 12/1/2054 (a)	1,325	1,366
Soleil Hills Public Infrastructure Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 5.875% 3/1/2055 (a)	3,925	3,925
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054 (a)	11,489	11,737
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)(b)	11,046	8,362
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053 (a)	15,021	15,057
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	6,994	6,646
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	50,821	45,973
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.00% 12/1/2041 (a)	550	553
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.50% 12/1/2046 (a)	1,500	1,518
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.875% 12/1/2055 (a)	4,625	4,682
Wakara Ridge Public Infrastructure Dist., Special Assessment Bonds (Wakara Ridge Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	6,836	6,956
Wolf Creek Infrastructure Fncg. Dist. No. 1, Special Assessment Bonds (Wolf Creek Assessment Area No. 1), Series 2025, 5.75% 12/1/2044	11,507	11,865
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053 (a)	1,533	1,538
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 2), Series 2026, 5.875% 12/1/2055 (a)	1,250	1,263
		389,984
Vermont 0.30%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	5,470	5,220
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	9,295	8,057
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	435	422
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	2,135	2,156
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	4,855	4,943
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	890	609
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	890	601
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2026-A, 6.25% 11/1/2056	5,000	5,512
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	270	270
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	185	185
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	520	519
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	150	150
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	975	1,012
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	85	85
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	970	1,012
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	70	70
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	1,825	1,772
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	535	492
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 4.75% 6/15/2036	2,030	2,004
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2037	545	545
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2038	640	627
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	2,740	2,500
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2039	640	622
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.375% 6/15/2040	240	233
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.50% 6/15/2040	600	557
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.125% 6/15/2040	595	577
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	2,440	2,277

297	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Vermont (continued)
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.25% 6/15/2041	USD540	$522
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	1,220	1,059
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	925	754
		45,364
Virgin Islands 0.44%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	900	914
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	8,340	8,550
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	14,525	15,095
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	6,265	6,593
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	23,765	24,405
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039 (a)	4,665	4,510
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042 (a)	1,270	1,205
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042 (a)	2,050	2,034
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052 (a)	2,235	2,176
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052 (a)	1,145	1,094
		66,576
Virginia 1.71%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	1,165	1,192
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,095	1,060
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	245	240
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	1,485	1,376
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	1,335	1,354
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 4.625% 7/1/2031	2,490	2,520
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 5.00% 7/1/2036	1,705	1,757
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 5.25% 7/1/2041	2,550	2,592
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-A-T, 8.50% 1/1/2037	1,810	1,777
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-B-T, 8.50% 1/1/2037	600	589
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-B, 6.50% 1/1/2056	1,075	1,088
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028	485	493
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029	720	738
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2030	1,515	1,547
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,870	1,906
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	1,255	1,272
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	2,905	2,909
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	3,280	3,201

American Funds Tax-Exempt Income Funds	298

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	USD3,010	$2,870
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	3,555	3,283
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	12,200	11,081
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	14,250	12,608
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2026-A, 6.50% 1/1/2056	11,000	10,862
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,545	17,030
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045 (a)	965	965
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	1,450	1,462
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	555	557
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	5,455	5,095
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	6,280	5,447
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	2,825	2,786
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051	580	561
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	885	892
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	5,665	5,682
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	2,000	2,003
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	3,455	3,314
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052	1,970	1,848
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	16,395	16,412
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	535	551
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	1,670	1,699
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.75% 12/1/2053	760	824
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.875% 12/1/2058	2,565	2,786
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	1,640	1,441
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	3,970	3,252
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	1,805	1,755
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	2,990	2,750
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050	8,390	6,809
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2016, 4.00% 1/1/2037	885	862
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	1,870	1,308
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	4,750	3,951
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	8,225	7,935

299	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045 (a)	USD27,900	$27,480
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	365	365
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	100	100
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2019-C, 5.00% 8/1/2032	2,775	2,927
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	1,780	1,782
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	5,335	5,276
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	3,620	3,621
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	3,110	3,110
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	8,005	7,868
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	9,985	9,367
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	885	835
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	160	171
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	580	602
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	990	1,014
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	1,230	1,284
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	1,170	1,221
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	2,020	2,104
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	4,930	4,566
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	1,620	1,268
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	4,090	3,588
County of Stafford, Public School Auth., Special Obligation School Fin. Bonds, Series 2026, 5.00% 8/1/2044	1,000	1,082
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,670	2,673
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 6.50% 9/1/2043	2,665	2,917
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2053	2,220	2,424
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2059	2,540	2,760
		258,697
Washington 1.65%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	1,335	1,213
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	880	886
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	880	877
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	1,955	1,346
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	470	455
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	1,780	1,142
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.00% 12/1/2051	765	783
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.25% 12/1/2055	625	650
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	3,090	3,228
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	2,225	1,943
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	1,230	1,309
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	3,335	3,336
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	1,780	1,780
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2020, 4.00% 9/1/2050	1,080	916

American Funds Tax-Exempt Income Funds	300

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	USD665	$669
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,775	1,787
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	1,940	1,953
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	26,579	25,142
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (c)	37,196	3,331
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	33,223	30,446
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.949% 11/20/2041 (c)	5,405	5,089
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/1/2050 (c)	14,053	13,412
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Eliseo Project), Series 2021-A, 4.00% 1/1/2057 (a)	1,550	1,074
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	2,165	2,190
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	500	505
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031 (a)	1,000	1,007
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033 (a)	1,055	1,060
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2056	2,000	2,049
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2061	8,495	8,667
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Presbyterian Retirement Communities Northwest Projects), Series 2016-A, 5.00% 1/1/2046 (a)	1,000	966
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bayview Manor Project), Series 2024, 6.00% 7/1/2059 (a)	1,630	1,657
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bonesta Project), Series 2026-A-1, 7.00% 5/1/2066	1,500	1,545
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	205	205
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.50% 1/1/2044 (a)	1,820	1,809
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.75% 1/1/2053 (a)	1,150	1,116
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.875% 1/1/2059 (a)	950	926
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056 (a)	16,420	14,415
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038 (a)	2,090	2,069
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043 (a)	3,790	3,590
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	2,625	2,346
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 4.00% 7/1/2028 (a)	285	285
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033 (a)	500	502
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038 (a)	1,360	1,360
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048 (a)	1,355	1,251
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055 (a)	10,020	8,828
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2036 (a)	365	357
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2046 (a)	1,295	1,196
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051 (a)	2,130	1,881

301	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050 (a)	USD2,990	$2,632
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056 (a)	2,005	1,707
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	580	572
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	635	621
Washington State Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.727% 12/20/2035 (c)(d)	82,335	2,824
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	1,800	1,815
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032 (a)	1,215	1,225
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038 (a)	9,660	9,744
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038 (a)	1,915	1,932
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	12,175	12,289
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033 (a)	1,040	977
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034 (a)	2,070	1,917
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034 (a)	755	752
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035 (a)	2,930	2,675
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	5,390	4,390
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	6,715	5,032
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	6,225	4,483
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	13,305	8,538
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	6,365	4,381
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	3,540	2,402
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	1,300	1,058
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	3,080	2,955
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	2,225	2,227
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	445	459
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	890	891
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	1,780	1,782
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	890	893
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,335	1,339
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	1,335	1,339
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	1,335	1,339
		249,739
West Virginia 0.16%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	13,030	13,296
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	6,005	6,482
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052	1,675	1,675
City of Huntington, Tax Increment Rev. Bonds (Highlawn Redev. Dist. No. 3 Project), Series 2025-A, 5.625% 6/1/2052	2,535	2,473
		23,926

American Funds Tax-Exempt Income Funds	302

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 4.84%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2034	USD5,000	$5,008
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.375% 6/1/2050	970	968
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.50% 6/1/2055	625	624
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.50% 6/1/2061	2,725	2,698
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.25% 11/15/2055	4,090	4,087
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.375% 11/15/2060	2,930	2,932
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	2,260	2,304
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.625% 7/1/2045	10,650	10,814
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	3,965	3,971
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 6.00% 7/1/2060	12,160	12,217
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 4.25% 8/1/2034	445	441
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	5,325	5,101
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	195	202
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.00% 10/1/2044	265	282
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.125% 10/1/2059	2,215	2,292
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc. Obligated Group), Series 2017-A, 5.00% 4/1/2048	350	351
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2045	2,250	2,301
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	670	588
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	690	544
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	3,005	2,070
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	880	579
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,845	2,793
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 4.00% 2/15/2050	720	621
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	1,425	1,439
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	430	422
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	1,510	1,634
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	1,580	1,688
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	980	1,058
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.477% 12/5/2040 (c)	1,459	1,405
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.147% 1/20/2041 (c)	12,744	11,684
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-2, 4.147% 1/20/2041 (c)	3,992	3,611
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	1,080	1,116
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	405	405
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029 (a)	270	266
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039 (a)	1,225	1,167
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049 (a)	2,985	2,678
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054 (a)	1,410	1,223
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037 (a)	2,200	2,169
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047 (a)	8,055	7,609

303	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052 (a)	USD1,780	$1,636
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041 (a)	790	701
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,765	1,454
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056 (a)	1,225	978
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036 (a)	700	628
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039 (a)	710	662
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050 (a)	2,175	1,864
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051 (a)	2,075	1,509
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052 (a)	1,315	1,255
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061 (a)	2,030	1,382
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062 (a)	1,390	1,336
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 4.75% 7/1/2045 (a)	1,505	1,369
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	1,470	1,310
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.75% 6/1/2045 (a)	560	559
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2055 (a)	840	820
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2060 (a)	800	774
Public Fin. Auth., Conference Center and Hotel Rev. First Tier Bonds (Lombard Public Facs. Corp. Project), Series 2025, 6.00% 1/1/2045 (a)	963	939
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.00% 7/15/2036 (a)	580	589
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.00% 7/15/2046 (a)	485	466
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.50% 7/15/2056 (a)	1,005	965
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.50% 7/15/2061 (a)	600	566
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040 (a)	1,350	1,015
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050 (a)	2,645	1,692
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056 (a)	2,165	1,297
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2054 (a)	7,510	5,831
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059 (a)	11,120	8,420
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041	1,920	1,682
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2044 (a)	575	550
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 4.00% 6/15/2029 (a)	340	337
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039 (a)	880	854
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049 (a)	915	841
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054 (a)	1,425	1,270
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041 (a)	3,545	3,304
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051 (a)	3,365	2,929
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056 (a)	3,840	3,229
Public Fin. Auth., Education Rev. Bonds (Triad Math & Science Academy), Series 2025, 5.25% 6/15/2065	2,515	2,265
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.25% 7/15/2044 (a)	545	495
Public Fin. Auth., Educational Fac. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.00% 2/1/2041 (a)	850	844
Public Fin. Auth., Educational Fac. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.30% 2/1/2046 (a)	400	392
Public Fin. Auth., Educational Fac. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.75% 2/1/2066 (a)	700	679
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	2,030	1,940
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	7,865	7,311
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035 (a)	2,950	2,952
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045 (a)	7,015	6,507
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	55	55

American Funds Tax-Exempt Income Funds	304

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	USD230	$231
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	575	563
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064 (a)	1,030	1,001
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	10,010	9,329
Public Fin. Auth., Educational Facs. Rev. Ref. Bonds (Queens University of Charlotte), Series 2022-A, 5.25% 3/1/2047	1,210	1,229
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	9,275	8,851
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	4,560	3,599
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	10,040	7,519
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	13,990	9,935
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2031 (a)	585	571
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041 (a)	3,190	2,788
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	5,545	4,316
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 4.00% 10/1/2049	370	314
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046 (a)	5,050	5,155
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052 (a)	2,405	2,429
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062 (a)	2,225	2,261
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	13,638	13,388
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	12,910	12,812
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	21,265	6,723
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	7,735	7,673
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	61,725	22,846
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	13,983	8,278
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	7,339	7,339
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023, 6.25% 11/15/2029	1,328	1,328
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050 (a)	100	78
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	1,050	1,060
Public Fin. Auth., Municipal Certs. (Systima), Series 2026-1, Class A-1, 5.40% 6/20/2044	1,624	1,673
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 5.386% 7/1/2062 (a)(c)	55,350	45,110
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	8,271	8,500
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	2,340	2,419
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	3,325	3,352
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,330	1,323
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	1,195	1,182
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	2,340	2,381
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039 (a)	690	694
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049 (a)	2,470	2,321
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054 (a)	2,415	2,214
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	895	860

305	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	USD940	$854
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	3,470	2,971
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029 (a)	1,230	1,239
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039 (a)	1,980	1,998
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049 (a)	5,505	5,313
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	3,165	3,004
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	2,240	1,827
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	9,020	7,152
Public Fin. Auth., Rev. Bonds (Absolute Awakenings), Series 2025, 7.25% 1/1/2061 (a)	2,225	2,343
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 9.00% 11/1/2028 (a)	1,225	1,281
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 10.00% 11/1/2038 (a)	19,640	21,664
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	4,450	3,160
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	3,590	2,609
Public Fin. Auth., Rev. Bonds (Forgewell Collective), Series 2026-A, 8.375% 7/1/2034	1,125	1,161
Public Fin. Auth., Rev. Bonds (Forgewell Collective), Series 2026-A, 9.00% 7/1/2040	4,450	4,609
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.50% 12/1/2044 (a)	4,245	4,285
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2045 (a)	2,810	2,935
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2050 (a)	1,880	1,913
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054 (a)	4,360	4,280
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2055 (a)	8,000	8,063
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	1,595	1,607
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031 (a)	245	234
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041 (a)	510	472
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051 (a)	1,130	969
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056 (a)	1,630	1,362
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2049	6,230	6,423
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	7,855	8,076
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030 (a)	305	310
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (a)	5,285	5,213
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (preref. 4/1/2030) (a)	355	378
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (a)	1,900	1,743
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (preref. 4/1/2030) (a)	100	106
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,195	1,005
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055 (a)	7,530	6,360
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029 (a)	280	276
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	660	630
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049 (a)	1,045	926
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051	12,130	10,123
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	12,465	10,064
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	5,105	5,077
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	890	864
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	2,560	2,234
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (preref. 4/1/2032) (a)	100	104
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2052 (preref. 4/1/2032) (a)	1,440	1,120
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	9,990	9,982
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 5/15/2052 (a)	585	562
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	6,220	6,353
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,550	1,308
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	1,775	1,392
Public Fin. Auth., Senior Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051 (a)(b)	5,000	2,500
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	2,025	2,046
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	2,295	2,306

American Funds Tax-Exempt Income Funds	306

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Special Fac. Rev. Bonds (General Aviation Facs. Project), Series 2024-B, AMT, 7.00% 9/1/2054 (a)	USD8,570	$9,007
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	240	246
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.75% 9/1/2035 (a)	975	1,005
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 6.25% 9/1/2046 (a)	2,520	2,573
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.00% 6/1/2031 (a)	1,090	1,111
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.00% 6/1/2036 (a)	2,730	2,732
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.00% 6/1/2041 (a)	2,335	2,263
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.375% 6/1/2046 (a)	5,420	5,378
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	19,225	19,659
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital, LLC Aviation Facs. Project), Series 2021, AMT, 4.25% 7/1/2054	19,185	16,046
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	2,371	2,390
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	5,862	5,829
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	2,505	2,506
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	890	890
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,785	1,709
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043 (a)	960	940
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	4,000	3,817
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063 (a)	10,045	9,386
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	2,155	2,193
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	1,820	1,828
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	1,420	1,427
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	1,200	1,185
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041 (a)	675	519
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051 (a)	5,630	3,805
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	5,775	3,651
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 6/30/2060	12,530	12,967
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 6/30/2060	12,640	13,842
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 12/31/2065	19,630	20,272
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 12/31/2065	10,815	11,844
		731,266
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	420	450
Total bonds, notes & other debt instruments (cost: $14,258,733,000)		13,946,798

307	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Rights & warrants 0.02%	Shares	Value (000)
Municipals 0.02%
BL Train Holdings West, LLC, warrants, expire 4/30/2036 (l)	244,140	$488
BL Train Holdings West, LLC warrants, expire 4/30/2036 (l)	1,130,989	2,262
Total rights & warrants (cost: $2,262,000)		2,750
Common stocks 0.00%
Industrials 0.00%
AM BidCo Holdings, LLC (h)(l)(m)	1,635	— (g)
Total common stocks (cost: $0)		— (g)
Short-term securities 6.59%	Principal amount (000)
Municipals 6.59%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (a)(c)	USD7,770	7,770
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.95% 12/1/2033 (c)	17,395	17,395
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (c)	4,500	4,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (c)	16,930	16,930
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.95% 2/1/2048 (c)	1,200	1,200
State of Arkansas, Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2026-B, 2.875% 7/1/2057 (put 5/15/2027) (n)	1,075	1,073
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)(n)	23,000	22,995
State of California, Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (Brightline West Passenger Rail Project), Series 2025-B, AMT, 12.00% 1/1/2065 (put 11/2/2026) (a)(n)	36,805	23,555
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	15,000	15,318
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026) (n)	3,700	3,699
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 2.85% 11/1/2046 (put 9/1/2026) (n)	1,695	1,694
State of District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 2.18% 10/1/2050 (c)	2,245	2,245
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.00% 10/1/2047 (c)	16,400	16,400
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	12,000	12,066
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (c)	12,605	12,605
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 2.65% 12/1/2046 (put 11/2/2026) (n)	7,985	7,985
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	11,000	11,129
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (c)	21,455	21,455
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (c)	1,800	1,800
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.10% 12/1/2039 (c)	17,065	17,065
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (c)	21,000	21,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (c)	13,900	13,900
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-D, 2.06% 5/15/2053 (c)	26,605	26,605
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 2.95% 5/15/2053 (c)	3,600	3,600

American Funds Tax-Exempt Income Funds	308

American High-Income Municipal Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (c)	USD15,165	$15,165
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.40% 12/1/2034 (put 9/1/2026) (n)	11,000	11,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.90% 4/1/2042 (c)	8,265	8,265
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2026-B, 2.60% 11/17/2026	5,500	5,499
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, General Rev. Bonds, Series 2009-B, 2.48% 8/18/2026	12,000	11,999
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.80% 11/15/2038 (c)	25,200	25,200
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 1.85% 11/15/2047 (c)	17,300	17,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 2.95% 12/1/2030 (c)	3,135	3,135
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.95% 12/1/2030 (c)	19,050	19,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.95% 11/1/2035 (c)	12,600	12,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 2.95% 11/1/2035 (c)	6,450	6,450
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.05% 11/1/2035 (c)	13,140	13,140
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 3.05% 11/1/2035 (c)	12,915	12,915
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.95% 2/15/2033 (c)	4,285	4,285
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.05% 3/1/2040 (c)	17,400	17,400
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (c)	24,545	24,545
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 3.25% 8/1/2038 (put 7/1/2027) (n)	1,000	999
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.17% 7/1/2032 (c)	615	615
State of New York, Dormitory Auth., Rev. IAM Commercial Paper (Cornell University), Series 2026, 2.50% 8/18/2026	6,000	6,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-1, 2.95% 11/1/2031 (c)	5,160	5,160
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 2.95% 11/15/2050 (c)	11,280	11,280
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 2.95% 4/1/2036 (c)	14,030	14,030
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.25% 3/1/2039 (c)	22,365	22,365
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.95% 3/1/2042 (c)	26,300	26,300
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 3.05% 2/1/2056 (c)	27,000	27,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 3.05% 6/15/2050 (c)	26,435	26,435
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 2.95% 6/15/2044 (c)	24,110	24,110
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 2.95% 6/15/2049 (c)	30,700	30,700
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (c)	13,620	13,620
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 3.05% 2/1/2045 (c)	6,000	6,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (c)	27,800	27,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.95% 8/1/2041 (c)	19,000	19,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.05% 8/1/2042 (c)	24,100	24,100

309	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 2.95% 11/1/2054 (c)	USD47,550	$47,550
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (c)	5,685	5,685
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (c)	21,800	21,800
State of North Carolina, County of Cumberland, Industrial Facs. and Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Project Aero), Series 2024, AMT, 3.125% 12/1/2027 (put 12/1/2026) (n)	7,000	6,995
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2026, 2.50% 9/28/2026	20,000	19,995
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (c)	9,800	9,800
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.00% 7/1/2034 (c)	345	345
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.05% 11/1/2041 (c)	6,500	6,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.19% 5/15/2034 (c)	4,500	4,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (c)	17,500	17,500
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.95% 11/1/2029 (c)	9,175	9,175
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (c)	7,300	7,300
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 2.95% 11/1/2051 (c)	6,000	6,000
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2026, 2.50% 10/15/2026	10,000	9,998
State of Texas, Veterans Bonds, Series 2019, 2.35% 6/1/2050 (c)	5,785	5,785
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.00% 2/15/2038 (c)	27,200	27,200
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (c)	13,500	13,500
		997,074
Total short-term securities (cost: $1,008,243,000)		997,074
Total investment securities 98.88% (cost: $15,269,238,000)		14,946,622
Other assets less liabilities 1.12%		168,717
Net assets 100.00%		$15,115,339
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	2,347	10/5/2026	USD482,565	$(1,261)
5 Year U.S. Treasury Note Futures	Long	2,005	10/5/2026	212,483	(1,503)
10 Year U.S. Treasury Note Futures	Short	331	9/30/2026	(35,748)	491
10 Year Ultra U.S. Treasury Note Futures	Short	600	9/30/2026	(65,822)	579
20 Year U.S. Treasury Bond Futures	Long	300	9/30/2026	32,494	(599)
30 Year Ultra U.S. Treasury Bond Futures	Long	240	9/30/2026	26,325	(852)
					$(3,145)

American Funds Tax-Exempt Income Funds	310

American High-Income Municipal Bond Fund® (continued)
Investments in affiliates (m)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Industrials 0.00%
AM BidCo Holdings, LLC (h)(l)	$— (g)	$—	$—	$—	$— (g)	$— (g)	$—
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$18,630	$17,919	0.12%
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (a)	6/14/2024	11,930	11,761	0.07
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 7/28/2030 (h)(i)	8/25/2025	1,106	1,106	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 11/3/2030 (h)(i)	12/1/2025-12/17/2025	1,091	1,091	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)	12/1/2022-12/27/2022	919	919	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)	11/6/2025-12/17/2025	869	869	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)	12/1/2023-1/25/2024	862	862	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)	12/2/2024	710	710	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 6/30/2030 (h)(i)	7/25/2025	671	671	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 11/18/2029 (h)(i)	12/2/2024-3/12/2025	536	536	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)	8/28/2023	492	492	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 1/27/2030 (h)(i)	3/12/2025	462	462	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 4/21/2030 (h)(i)	5/12/2025	454	454	— (o)

311	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Restricted securities (j) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)	11/21/2022	$444	$444	— %(o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)	5/25/2023	439	439	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 10/6/2030 (h)(i)	11/10/2025	368	368	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)	8/29/2024	235	236	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 2/10/2030 (h)(i)	3/12/2025	178	178	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)	10/30/2023	163	163	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)	10/30/2023	138	138	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)	5/25/2023	46	46	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)	5/25/2023	31	31	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)	1/25/2024	26	26	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)	8/29/2024	22	22	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)	8/29/2024	10	10	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)	12/2/2024	4	4	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 12/2/2029 (h)(i)	3/12/2025	3	3	— (o)
Total		$40,839	$39,960	0.26%

American Funds Tax-Exempt Income Funds	312

American High-Income Municipal Bond Fund® (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,694,923,000, which represented 24.44% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Step bond; coupon rate may change at a later date.
(f)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(g)	Amount less than one thousand.
(h)	Value determined using significant unobservable inputs.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Non-income producing.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	For short-term securities, the mandatory put date is considered to be the maturity date.
(o)	Amount less than 0.01%.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
PIK = Payment In Kind
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

313	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 93.69%	Principal amount (000)	Value (000)
California 91.18%
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-A, 5.75% 9/1/2047	USD870	$911
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2047	965	1,010
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053	2,245	2,323
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, AGI, 5.00% 7/1/2039	2,000	2,023
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (a)	2,635	1,538
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (a)	9,190	5,315
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2024-A, AGI, 0% 10/1/2053	6,500	1,765
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (a)	7,470	4,352
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042	1,000	1,000
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	500
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 3.25% 1/1/2033	100	97
Alvord Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, BAM, 5.00% 8/1/2052	1,075	1,110
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	715	723
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	750	756
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2057	1,250	1,253
Anaheim Union High School Dist., GO Bonds, 2014 Election, Series 2019, 3.00% 8/1/2038	1,000	905
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2020, AGI, 3.00% 8/1/2050	10,000	7,411
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	1,000	652
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2037	1,150	707
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2042	4,515	2,056
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	455	465
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	600	610
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	655	665
Banning Unified School Dist., GO Rev. Bonds, Series 2017-A, AGI, 5.00% 8/1/2035	955	971
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-F-1, 5.00% 4/1/2037	5,895	6,826
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-F-1, 5.00% 4/1/2038	2,000	2,315
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2025-F, 5.00% 4/1/2053	1,300	1,358
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2041	1,500	1,661
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2042	1,000	1,102
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2043	4,000	4,370
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2026-SSL-1, 5.00% 4/1/2044	4,390	4,789
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	878
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,250	1,044
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	900	908

American Funds Tax-Exempt Income Funds	314

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	USD400	$401
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,005
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	1,000	1,002
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	1,605	1,622
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	565	571
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,000	1,005
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2044	3,585	3,788
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	4,405	4,561
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2051	3,925	4,160
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2055	2,085	2,197
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027	600	610
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028	500	518
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	3,440	3,423
Trustees of the California State University, Systemwide Rev. Bonds, Series 2026-B-3, 3.15% 11/1/2051 (put 11/1/2032)	6,000	5,945
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, 4.00% 8/1/2026	275	275
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2027	300	304
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2028	250	256
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2029	250	258
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2030	275	285
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2031	375	387
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2031	300	309
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2032	525	539
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2034	1,000	1,022
Centinela Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-C, AGI, 4.00% 8/1/2033	2,500	2,500
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	12,600	13,184
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	12,540	13,102
Chabot-Las Positas Community College Dist., GO Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042	1,500	1,449
Chaffey Community College Dist., GO Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	2,000	2,056
Chaffey Joint Union High School Dist., GO Bonds, 2012 Election, Series 2019, 3.00% 8/1/2039	500	439
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2019-D, 0% 8/1/2027	895	870
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2015-B, 0% 8/1/2032	535	412
Chino Valley Unified School Dist., GO Bonds, 2016 Election, Series 2022-C, 4.00% 8/1/2055	3,605	3,265
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2032	385	313
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	430	335
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,000	1,868
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,515	1,373

315	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD1,740	$1,483
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033	260	261
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	280	280
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	290	288
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037	300	295
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038	315	307
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	325	312
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	210	210
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	220	222
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028	230	233
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	900	901
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	955	923
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051	1,145	989
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	380	352
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	448
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,020	869
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2029	890	893
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2030	920	923
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2034	1,180	1,184
Clovis Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006-B, NATL, 0% 8/1/2030	2,300	2,039
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (b)	1,350	1,025
Coachella Valley Unified School Dist., GO Bonds, 2005 Election, Series 2016-E, AGI, 4.00% 8/1/2045	6,555	6,278
Coast Community College Dist., GO Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038	2,500	2,232
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	3,070	1,525
College of the Sequoias Community College Dist., GO Bonds (Visalia Area Improvement Dist. No. 2), 2022 Election, Series 2024-A, 5.00% 8/1/2054	7,630	7,853
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2035	650	469
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2037	500	328
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-D, 5.00% 2/1/2031	5,000	5,240
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-G, 5.00% 10/1/2034	12,000	12,697
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	4,420	4,779
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	17,135	18,291
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	1,475	1,571
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	7,575	7,780
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	24,325	25,915

American Funds Tax-Exempt Income Funds	316

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	USD20,145	$20,140
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	3,185	3,208
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	8,305	8,653
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	29,000	30,274
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	8,965	9,362
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	18,685	19,078
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	6,000	6,399
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	9,060	9,489
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	21,785	22,779
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	16,030	16,481
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-D, 5.00% 10/1/2055 (put 7/1/2034)	1,970	1,993
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	9,750	9,946
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	39,245	40,429
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	135	143
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	8,085	8,168
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	10,895	11,382
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	3,280	3,441
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	13,720	14,490
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (b)	700	595
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056 (b)	1,005	673
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (b)	5,600	4,334
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (b)	9,700	7,710
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-1, 3.00% 2/1/2057 (b)	500	340
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (b)	2,300	1,695
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (b)	2,000	888
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (b)	1,000	916
Compton Community College Dist., GO Rev. Ref. Bonds, Series 2018-A, BAM, 5.00% 8/1/2038 (preref. 8/1/2026)	2,075	2,075
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2041	1,870	1,846
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2042	1,000	981
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2043	1,275	1,244
Compton Unified School Dist., GO Bonds, 2015 Election, Series 2019-B, BAM, 3.00% 6/1/2049	4,900	3,619
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2035	1,000	696
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2038	1,250	741

317	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2039	USD3,900	$2,179
Contra Costa Community College Dist., GO Bonds, 2014 Election, Series 2020-C, 3.00% 8/1/2036	1,775	1,643
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	800	809
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040	350	331
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045	700	636
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050	1,450	1,247
Corona-Norco Unified School Dist., GO Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049	2,500	2,278
Cotati-Rohnert Park Unified School Dist., GO Bonds, 2014 Election, Series 2018-E, BAM, 4.00% 8/1/2043	2,000	1,948
CSCDA Community Improvement Auth., Essential Housing Rev. Bonds, Series 2021-A, 4.00% 9/1/2056 (b)	500	380
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (b)	1,215	871
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (b)	4,500	3,302
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (b)	500	348
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (b)	2,500	2,040
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (b)	250	215
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (b)	2,070	1,511
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (b)	2,750	2,108
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (b)	2,000	1,064
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (b)	1,000	836
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056 (b)	1,225	830
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (b)	8,355	7,233
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (b)	2,315	1,551
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (b)	1,360	1,219
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (b)	3,750	2,579
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (b)	4,400	3,288
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (b)	260	195
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (b)	3,300	2,270
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (b)	1,650	1,410
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (b)	12,365	10,008
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (b)	1,200	851
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (b)	5,965	3,549
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (b)	2,715	2,039
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (b)	1,970	1,032
Davis Joint Unified School Dist., GO Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	1,925	1,824

American Funds Tax-Exempt Income Funds	318

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030	USD225	$227
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031	265	267
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032	275	277
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033	265	266
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Rev. Ref. Bonds, Series 2019, 4.00% 9/1/2037	1,000	980
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,715	2,290
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	335	337
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	200	202
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	130	131
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	920	818
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,240	1,878
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.125% 9/1/2043	1,265	1,298
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.375% 9/1/2051	1,250	1,275
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045	850	855
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,550	1,310
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	85	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	85	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	90	91
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037	110	81
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038	120	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039	125	88
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040	100	68
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	438
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,075	1,004
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	770	683
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,030	864
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,135	1,147
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	505	505
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2054	1,300	1,292
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033	1,515	1,549
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034	760	775

319	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035	USD1,550	$1,576
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036	1,000	1,014
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038	1,140	1,151
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	6,425	5,861
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	520	519
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	5,815	5,647
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044	1,500	1,502
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052	4,210	4,058
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2028	740	769
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2029	700	739
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2030	900	962
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2031	700	756
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2032	290	316
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2033	380	418
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2034	1,125	1,246
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2035	1,000	1,113
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2036	3,375	3,763
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2037	1,000	1,113
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2038	1,375	1,518
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2039	1,000	1,099
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), CAB, Series 2001-A, NATL, 0% 10/1/2033	2,000	1,545
El Camino Hospital Dist., GO Bonds, CAB, Series 2006, NATL, 0% 8/1/2031	2,000	1,699
El Monte City School Dist., GO Bonds, 2024 Election, Series 2026-A, AGI, 4.125% 8/1/2055	2,000	1,842
El Monte City School Dist., GO Rev. Ref. Bonds, Series 2026-A, AGI, 5.00% 8/1/2046	500	539
El Rancho Unified School Dist., GO Bonds Anticipation Notes, CAB, Series 2023-D, 0% 8/1/2028	3,000	2,826
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.75% 8/1/2048	850	932
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032	2,500	2,470
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033	945	946
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035	1,150	1,151
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036	440	431
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	1,055	1,083
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041	1,000	915
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,195	1,218
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	1,280	1,130
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050	1,000	844
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051	1,785	1,494
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2051	2,000	2,001
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040 (b)	500	500
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050 (b)	700	661
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055 (b)	920	850
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2044 (b)	750	743

American Funds Tax-Exempt Income Funds	320

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2054 (b)	USD700	$659
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064 (b)	1,350	1,244
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027 (b)	550	549
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042 (b)	3,665	3,228
Enterprise Dev. Auth., Rev. Bonds (Milken Community School Project), Series 2026-A, 5.00% 7/1/2033	3,990	4,357
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 4.00% 12/1/2050	6,480	5,662
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 4.00% 6/1/2036	1,100	1,081
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 5.00% 6/1/2036	695	726
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,000	1,015
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2027	5,385	5,235
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045	1,450	1,391
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2032	1,315	1,070
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2036	2,430	1,667
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2037	1,575	1,029
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	2,000	2,007
Fairfield-Suisun Unified School Dist., GO Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041	5,760	5,760
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	465	419
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050	500	431
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 1, Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2040	1,245	1,156
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037	670	675
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042	1,305	1,283
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052	2,500	2,500
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	880	909
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,055	1,074
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2049	1,800	1,808
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2054	2,175	2,168
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, GO Bonds, CAB, 2002 Election, Series 2004-B, NATL, 0% 10/1/2026	1,000	996
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, GO Bonds, 2007 Election, Series 2019-D, AGI, 4.00% 10/1/2040	8,715	8,734
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, GO Bonds, CAB, 2006 Election, Series 2006-A, NATL, 0% 10/1/2031	1,865	1,582
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	260	275
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,355	1,401
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,295	1,315
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,350	1,354
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,690	1,682

321	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030	USD2,080	$2,082
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034	1,255	1,281
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	2,000	1,979
City of Fontana, Community Facs. Dist. No. 85 (The Meadows), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	550	539
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029	130	132
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	100	100
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	700	633
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	500	467
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,050	983
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	411
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	454
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026	175	175
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027	185	189
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028	195	202
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	200	209
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,000	1,001
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042	1,000	980
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 1/15/2046	6,045	5,583
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053	3,120	2,461
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053	3,500	3,043
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2035	2,000	1,455
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038 (b)	932	779
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	2,220	2,222
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,004
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,550	1,550
Fresno Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055	2,000	1,395
Fresno Unified School Dist., GO Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055	2,280	2,053
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034	3,000	3,000
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM, 5.00% 10/1/2029	1,500	1,521
Gilroy Public Facs. Fncg. Auth., Wastewater Rev. Bonds, Series 2021-A, 3.00% 8/1/2051	2,000	1,448
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	3,000	2,056
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 2/1/2045	2,000	884
GO Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,077
GO Bonds, Series 2023, 5.00% 10/1/2035	2,255	2,493
GO Bonds, Series 2021, 3.00% 12/1/2046	4,085	3,215
GO Bonds, Series 2020, 3.00% 11/1/2050	1,000	759

American Funds Tax-Exempt Income Funds	322

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	USD1,000	$1,100
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2035	3,000	3,357
GO Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036	2,005	2,204
GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	1,000	866
GO Rev. Ref. Bonds, Series 2023, 4.00% 9/1/2043	2,000	1,972
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	2,950	3,174
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	2,730	2,675
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	150	154
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	160	164
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,125	1,132
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,430	1,431
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	1,135	1,139
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	725	723
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	615	597
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	790	754
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026	135	135
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027	140	141
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028	145	146
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029	150	152
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030	155	156
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032	170	169
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046	470	420
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051	650	549
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056	1,000	826
Grossmont Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2008, 0% 8/1/2032	7,000	5,734
Hartnell Community College Dist., GO Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047	4,555	4,219
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (b)	1,745	1,584
Hayward Unified School Dist., GO Bonds, 2019 Election, Series 2019-A, BAM, 4.00% 8/1/2048	2,000	1,826
Hayward Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, AGI, 5.25% 8/1/2050	1,500	1,580
Hayward Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-A, AGI, 0% 8/1/2034	1,120	847
Hayward Unified School Dist., GO Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM, 5.00% 8/1/2040	790	812
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	1,000	1,040
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2033	710	710
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2016-A, 3.00% 3/1/2039	275	227
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	7,150	5,181
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	565	537
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	5,160	4,847

323	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2025-A, 3.91% 11/15/2051 (put 12/22/2027) (c)	USD1,465	$1,467
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049	970	864
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	30	31
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.25% 12/1/2049	300	315
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042	2,500	2,514
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	4,695	4,723
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	785	785
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	125	130
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	115	122
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	270	290
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	490	502
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	550	563
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	710	718
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	1,100	1,110
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 11/1/2047	3,000	3,247
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	5,325	5,063
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, BAM, 3.00% 6/1/2047	3,325	2,599
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034	500	500
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2044	2,000	2,126
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035	1,000	1,005
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	1,535	1,537
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 3.00% 8/1/2026	145	145
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,740	1,781
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,500	1,498
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,500	1,470
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	240	242
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	275	277
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	310	310
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034	375	370
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	225	218
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 1, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	1,030	1,033
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 1, Special Tax Bonds, Series 2026, 5.00% 9/1/2056	500	497
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	780	782
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2056	500	497
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	515
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	650	660

American Funds Tax-Exempt Income Funds	324

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	USD1,360	$1,365
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,700	1,690
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2023-A-2, 3.20% 8/1/2063 (put 8/1/2032)	1,035	1,021
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, FHA, 3.25% 8/1/2064 (put 2/1/2028)	1,680	1,685
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	4,000	3,970
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Santa Monica Christian Towers), Series 2026-I, 2.60% 10/1/2047 (put 4/1/2030)	1,420	1,383
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sierra Vista Apartments), Series 2026-S, 2.875% 7/1/2031 (put 7/1/2030)	1,595	1,579
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	875	868
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (VA Building 409), Series 2025-LL, 2.95% 6/1/2046 (put 12/1/2029)	7,000	6,958
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	29,935	30,171
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.307% 1/15/2035 (c)(d)	11,789	112
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,744	1,774
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035 (c)(d)	17,031	597
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	4,866	4,828
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.80% 11/20/2035 (c)(d)	8,774	328
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	23,519	22,438
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	22,744	21,438
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	20,373	20,299
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2023-A, AGI, 5.25% 8/1/2053	1,500	1,573
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2024-B, AGI, 5.00% 8/1/2054	1,715	1,777
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036	3,040	3,050
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041	5,650	5,484
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030	775	776
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2036 (b)	360	357
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2041 (b)	390	379
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2046 (b)	2,690	2,506
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2051 (b)	1,075	969
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, NATL, 4.00% 9/1/2030	1,250	1,251
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, NATL, 4.00% 9/1/2031	1,250	1,251
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039	300	306
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044	350	355
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045	850	788
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050	860	753
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055	915	770
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030	1,080	1,082
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032	1,140	1,142
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033	1,105	1,107
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,500	4,500

325	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (b)	USD555	$472
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (California Clean Water and Drinking Water State Revolving Fund), Series 2024, 4.00% 10/1/2048	5,000	4,838
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2026, 3.25% 6/1/2033	4,575	4,515
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2033	1,250	1,269
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2034	500	507
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2035	415	420
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2038	1,000	1,011
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	2,580	2,937
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	720	808
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	695	774
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	925	1,026
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	535	590
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2029	230	230
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2030	500	500
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2033	500	500
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2034	685	685
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2036	800	800
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2038	650	650
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 11, Special Tax Bonds, Series 2025, AGI, 5.00% 9/1/2060	6,000	6,283
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031	400	400
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033	1,615	1,615
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049	1,800	1,573
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035	550	562
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037	650	664
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,022
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, Series 2026, BAM, 5.00% 9/1/2046	290	312
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, Series 2026, BAM, 5.00% 9/1/2051	1,750	1,838
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2049	650	214
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2050	675	211
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2051	500	148
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2052	1,225	345
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2053	1,220	324
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2054	1,200	302
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2055	1,455	345

American Funds Tax-Exempt Income Funds	326

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2056	USD1,465	$329
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2057	1,610	343
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028	525	548
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032	680	713
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034	1,155	1,205
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036	1,840	1,864
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037	1,285	1,297
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044	1,000	1,015
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2030	370	375
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2034	250	252
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2034	430	443
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	500	499
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2035	245	247
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	250	257
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2036	350	353
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2036	270	277
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2037	1,135	1,112
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2037	270	272
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2038	545	528
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2039	630	603
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2039	815	819
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2040	805	808
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2042	995	998
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	998
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM, 4.00% 9/1/2044	2,385	2,337
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	995	906
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2045	1,495	1,501
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 4.00% 9/1/2053	1,240	1,024
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	1,660	1,643
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050	500	424
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041	420	384

327	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046	USD450	$399
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	875	734
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	500	443
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	500	423
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043	1,165	1,174
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048	2,265	2,273
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,815	1,821
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2037	1,500	1,502
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	150	136
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	200	178
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	422
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	350	322
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	399
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	700	589
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2035	100	105
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2036	170	178
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2037	180	188
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2038	150	156
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2039	120	124
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	80	75
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	175	157
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	425	366
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	1,500	1,384
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2051	1,500	1,486
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	6,415	6,288
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	615	631
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	625	633
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2026, 5.00% 9/1/2046	850	853
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.125% 9/1/2050	1,405	1,421
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2026, 5.00% 9/1/2051	1,310	1,289
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.25% 9/1/2055	3,865	3,940

American Funds Tax-Exempt Income Funds	328

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2026, 5.00% 9/1/2056	USD2,375	$2,291
City of Lathrop, Crossroads Assessment Dist., Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2040	2,030	2,030
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2035	500	515
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2045	1,230	1,244
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2055	1,550	1,490
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.05% 9/1/2055	500	483
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	1,500	984
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	2,000	1,554
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,750	1,773
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043	500	504
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2033	900	991
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2035	2,110	2,339
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2039	750	807
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2040	1,000	1,072
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2041	525	559
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2042	1,130	1,197
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2043	1,250	1,318
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2044	1,000	1,050
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2045	375	392
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045	1,000	959
Long Beach Unified School Dist., GO Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040	580	580
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038	1,000	953
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,650	1,470
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028	1,250	1,295
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033	2,500	2,703
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2037	2,605	2,731
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2051	1,525	1,536
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	2,500	2,589
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2028	1,500	1,554
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029	1,450	1,455
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029	2,550	2,684
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031	1,000	1,046
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,000	1,013
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032	2,825	2,905

329	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032	USD1,000	$1,022
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2032 (preref. 11/15/2031)	730	791
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033	500	502
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033	1,000	1,013
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033	1,255	1,289
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2033 (preref. 11/15/2031)	530	574
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034	3,270	3,310
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034	1,000	1,071
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035	1,000	1,011
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036	1,345	1,375
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,021
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	4,155	3,448
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	175	173
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 4.00% 5/15/2041	1,200	1,136
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043	3,000	3,046
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045	1,500	1,529
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047	500	522
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 4.00% 5/15/2048	2,000	1,795
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049	5,000	3,558
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047	3,000	3,050
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-C, AMT, 3.25% 5/15/2049	3,505	2,630
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2030	1,810	1,928
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	5,065	5,571
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-A, 5.00% 7/1/2029	1,320	1,356
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2029	100	106
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	920	983
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2030	1,795	1,919
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2030	1,070	1,144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,300	1,405
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	4,400	4,796
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	750	813

American Funds Tax-Exempt Income Funds	330

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2033	USD990	$1,086
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,000	4,389
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	3,590	3,951
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2035	1,245	1,334
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	725	780
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,270	5,755
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2035	1,000	1,101
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,045	1,082
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 5.00% 7/1/2036	1,000	1,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	2,350	2,481
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,370	1,460
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	500	538
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	4,500	4,861
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	1,170	1,253
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	80	86
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2038	3,370	3,546
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	1,480	1,576
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	1,650	1,764
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,195	1,269
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	2,070	2,199
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	350	364
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,435	2,542
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	4,000	4,231
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2040	3,830	4,088
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	1,600	1,660
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	3,505	3,647
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	500	525
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,200	1,264
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2041	4,000	4,250
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2042	490	500
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,053

331	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2042	USD2,630	$2,783
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	4,000	4,233
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	3,335	3,515
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2044	265	270
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2044	1,460	1,522
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	3,635	3,815
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2044	2,745	2,887
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	790	845
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	2,045	2,091
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2045	2,270	2,365
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	2,410	2,521
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	4,000	4,185
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2048	605	618
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,750	1,791
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2048	665	683
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050	2,250	2,272
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,635	3,700
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	500	509
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2050	750	765
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,430	1,445
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	5,945	6,011
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	2,050	2,084
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	2,550	2,646
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	2,180	2,213
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	7,895	8,136
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2029	500	528
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	675	743
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	500	546
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	645	711
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	345	366
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	1,560	1,692

American Funds Tax-Exempt Income Funds	332

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	USD1,380	$1,478
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	526
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	1,600	1,704
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,000	1,047
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,605	1,699
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,070	4,337
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2042	555	576
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2043	2,415	2,545
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2044	985	1,029
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, BAM, 5.00% 7/1/2044	2,765	2,912
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	780	796
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	3,000	3,066
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	3,330	3,403
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,035	1,045
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052	1,000	1,010
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052	920	930
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	250	257
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	1,000	1,011
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	520	540
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	675	712
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2030	500	534
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2031	500	540
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2036	500	541
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	640	688
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2038	465	497
City of Los Angeles, Wastewater System Rev. Bonds, Series 2022-A, 4.00% 6/1/2052	1,000	918
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	917
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	1,610	1,615
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	850	884
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,435	1,464
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,800	2,807
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,750	1,737
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2036	825	930
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, AGI, 5.00% 12/1/2027	1,000	1,001
Los Angeles Community College Dist., GO Bonds, 2008 Election, Series 2019-K, 3.00% 8/1/2039	2,000	1,723
Los Angeles Community College Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 8/1/2040	6,085	6,997

333	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Los Angeles County Dev. Auth., Multi Family Housing Rev. Bonds (Century + Restorative Care Village Phase II), Series 2026-C-1, 2.95% 7/1/2060 (put 7/1/2030)	USD6,165	$6,069
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051	910	922
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044	4,320	4,199
Lynwood Unified School Dist., GO Bonds, 2012 Election, Series 2021-E, BAM, 3.00% 8/1/2048	3,260	2,509
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	2,110	2,491
Manhattan Beach Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-B, 0% 9/1/2038	1,000	628
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,065	1,086
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	870	878
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,320	1,297
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,065	2,013
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	500	503
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	695	684
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,000	973
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029	175	176
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037	500	482
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051	1,435	1,187
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	850	867
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	825	830
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,000	991
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026	170	170
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027	205	207
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	600	571
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	908
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032	430	430
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033	470	468
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034	515	511
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	1,000	974
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	800	745
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	875	791
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,850	1,579
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	445	441
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	660	617

American Funds Tax-Exempt Income Funds	334

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD875	$790
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	2,050	1,771
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	245
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	932
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,590	1,441
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	1,050	908
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044	565	518
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	675	579
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2030	2,065	2,089
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2031	560	566
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	4,370	4,713
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2001-B, NATL, 0% 8/1/2032	2,150	1,742
Montebello Unified School Dist., GO Bonds, 2016 Election, Series 2022-B, AGI, 5.00% 8/1/2050	1,000	1,028
Montebello Unified School Dist., GO Rev. Bonds, Series 2016-A, 5.00% 8/1/2034	1,095	1,096
Montebello Unified School Dist., GO Rev. Bonds, Series 2016-A, 5.00% 8/1/2035	735	736
Montebello Unified School Dist., GO Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033	2,505	2,509
Monterey Peninsula Community College Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	3,165	3,165
Monterey Peninsula Community College Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2028	1,500	1,408
Moorpark Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-B, AGI, 0% 8/1/2036	2,000	1,346
Moreno Valley Public Fing. Auth., Electric System Rev. Bonds, Series 2026-A, AGI, 5.25% 5/1/2043	1,000	1,106
Moreno Valley Public Fing. Auth., Electric System Rev. Bonds, Series 2026-A, AGI, 5.25% 5/1/2044	1,050	1,155
Moreno Valley Public Fing. Auth., Electric System Rev. Bonds, Series 2026-A, AGI, 5.25% 5/1/2045	1,150	1,259
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,355	1,190
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	820	823
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050	1,500	1,442
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028	1,090	1,124
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032	1,480	1,515
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034	1,720	1,758
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035	925	944
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2039	625	675
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2040	600	645
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	215	215
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037	750	721
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2036	300	306
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2041	500	503
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2046	475	476
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2051	600	591
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2056	675	653
Mountain View School Dist., GO Bonds, 2016 Election, Series 2020-C, AGI, 4.00% 8/1/2049	2,800	2,589
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	550	557

335	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	USD275	$276
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	600	593
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	625	608
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 3, Special Tax Bonds, Series 2026, 5.00% 9/1/2046	700	701
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 3, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	1,300	1,281
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 3, Special Tax Bonds, Series 2026, 5.00% 9/1/2056	2,050	1,996
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 4.75% 9/1/2035	250	250
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	910	921
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.25% 9/1/2050	750	758
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,000	1,004
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	630	637
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.125% 9/1/2045	380	386
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.25% 9/1/2050	500	505
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,100	1,105
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,000	1,008
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.125% 9/1/2050	775	777
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,240	1,245
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035	2,310	2,398
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036	2,880	2,976
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	810	834
Mt. San Jacinto Community College Dist., GO Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034	865	828
Mt. San Antonio Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2055	750	797
Municipal Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 5.35% 6/20/2046	10,052	10,582
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027 (b)	220	219
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2034	75	78
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	270	279
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052	2,010	1,869
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062	5,000	4,492
Municipal Fin. Auth., Charter School Lease Rev. Bonds (Santa Rosa Academy Project), Series 2015, 5.375% 7/1/2045 (b)	1,075	1,037
Municipal Fin. Auth., Community Facs. Dist. No. 2020-4 (County of Sacramento - Barrett Ranch East), Improvement Area No. 2, Special Tax Bonds, Series 2024, 4.00% 9/1/2041	1,000	941
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,045	983
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 4.25% 9/1/2040	875	843
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,555	1,571
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,305	1,162
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,357

American Funds Tax-Exempt Income Funds	336

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD1,535	$1,293
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,915	1,886
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	600	609
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,000	1,008
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,250	1,252
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,350	1,329
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	465	471
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	2,430	2,450
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	300	305
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2025, 5.125% 9/1/2045	1,580	1,611
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,830	1,808
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	610	618
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	685	686
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	870	855
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	455	464
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	640	646
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2050	800	806
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	360	352
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2055	1,000	1,001
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	1,445	1,436
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.25% 9/1/2060	3,665	3,682
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.25% 9/1/2060	2,850	2,862
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2041	450	451
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2046	735	731
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2051	765	751
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2056	1,000	962
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2045	935	941
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2050	1,410	1,412
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2055	1,505	1,475
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.125% 9/1/2055	350	350
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,300	1,309

337	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	USD2,960	$2,965
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,245	3,181
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	680	680
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	2,745	2,701
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	765	757
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	445	448
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	3,875	3,841
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palm Desert Family Housing), Series 2026-A, 3.25% 6/1/2056 (put 12/1/2029)	1,700	1,690
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Paseo Senter II), Series 2026-A-2, 2.90% 8/1/2030 (put 8/1/2028)	2,750	2,738
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	5,765	5,753
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Second Street Family Apartments), Series 2025, 2.93% 12/1/2045 (put 6/1/2029)	3,315	3,301
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	2,565	2,566
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/2028)	3,070	3,059
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Warner Center II), Series 2026-A, 2.95% 6/1/2058 (put 10/1/2029)	1,585	1,574
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	900	899
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Zenith on 25th), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	6,090	6,057
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (c)	5,689	5,541
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (c)	22,516	20,398
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	18,500	17,482
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-2, 3.75% 11/15/2028	190	190
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-1, 4.00% 11/15/2028	250	250
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.375% 11/1/2045 (b)	310	315
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036 (b)	3,500	3,502
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040 (b)	2,335	2,333
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045 (b)	2,800	2,751
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (b)	4,315	4,191
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027	600	611
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028	150	155
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029	450	463
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030	450	462
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031	650	666
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032	225	230
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033	450	459
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034	150	153
Municipal Fin. Auth., Rev. Bonds (Clay Lacy Aviation Facs. - John Wayne Airport, Orange County Project), Series 2026, AMT, 6.00% 1/1/2055 (b)	1,035	1,082
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033	1,170	1,129
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035	500	473
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,750	2,415
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	11,635	9,427
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046 (b)	170	170
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054 (b)	170	164

American Funds Tax-Exempt Income Funds	338

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	USD2,135	$1,896
Municipal Fin. Auth., Rev. Bonds (El Camino Real Multi Family), Series 2026, 2.50% 3/1/2046 (put 3/1/2029)	1,490	1,459
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,905	3,563
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030	670	684
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039	1,225	1,216
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	2,925	2,633
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039 (b)	915	899
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (b)	1,890	1,662
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031	2,695	2,765
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034	1,320	1,348
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035	2,000	2,040
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	3,900	3,447
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	1,310	1,396
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.25% 9/1/2051	2,380	2,508
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.50% 9/1/2056	1,575	1,682
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029	1,000	1,012
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031	650	657
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032	1,000	1,010
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033	1,000	1,009
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035	2,000	2,016
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036	1,150	1,158
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043	4,380	4,391
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049	1,600	1,630
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	1,250	1,270
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033	500	506
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034	440	445
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039	615	619
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034	2,675	2,697
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036	1,000	1,007
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036	600	604
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037	1,250	1,257
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037	600	603
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042	1,250	1,253
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042	1,000	1,002
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047	1,000	989
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047	4,010	3,964
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2044	1,750	1,799
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032	1,500	1,502
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	1,000	1,001
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.00% 10/1/2036	640	674
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.25% 10/1/2044	735	759
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	290	290
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	500
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	1,250	1,250
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034	1,445	1,445
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	2,885	2,885
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036	2,120	2,103

339	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037	USD5,590	$5,488
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039	2,990	2,868
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	3,765	3,457
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	8,250	8,260
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032	2,635	2,637
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037	4,000	3,902
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045	4,000	4,001
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2036	570	613
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2037	795	851
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2038	500	532
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2039	655	691
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2040	760	799
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2049	1,300	1,312
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2054	1,740	1,743
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	135	137
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.00% 5/1/2034 (b)	350	359
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044 (b)	465	471
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054 (b)	345	346
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (b)	360	362
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 11/15/2026	125	125
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	432
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	2,125	1,765
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	1,890	1,535
Municipal Fin. Auth., Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 4.125% 5/15/2039	125	125
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (b)	1,250	1,250
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (b)	575	533
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	15,020	15,544
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	11,735	11,749
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	8,460	8,483
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	14,430	14,024
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 3.45% 12/1/2044 (put 12/1/2026)	1,500	1,502
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-B, AMT, 3.375% 9/1/2050 (put 9/1/2028)	1,000	997

American Funds Tax-Exempt Income Funds	340

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	USD17,710	$17,810
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (b)	1,990	1,798
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (b)	1,245	1,010
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (b)	2,255	1,564
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026	165	165
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027	190	191
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028	210	212
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029	240	242
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030	265	267
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 4.25% 9/1/2034	250	254
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.25% 9/1/2034	290	292
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036	535	518
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036	1,920	1,878
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.50% 9/1/2039	1,055	1,054
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2039	275	281
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2039	1,010	1,022
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2039	1,295	1,317
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 4.25% 9/1/2040	550	530
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2040	550	556
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041	1,315	1,221
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041	2,875	2,676
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.00% 9/1/2043	1,760	1,786
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2044	625	633
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2044	885	908
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2044	545	546
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2044	2,605	2,647
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2045	885	891
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2045	950	957
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046	1,095	981
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046	1,475	1,323
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2048	775	779
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2049	1,070	1,075
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2049	1,000	987
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2049	1,000	1,001
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2050	1,455	1,435
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051	1,505	1,290
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051	1,995	1,693
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052	3,725	3,762
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.25% 9/1/2053	2,375	2,400
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.70% 9/1/2054	680	625
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2054	1,380	1,366
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2054	1,005	980
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2054	1,770	1,736
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.125% 9/1/2054	2,250	2,260
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	2,990	2,953
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2055	1,945	1,915
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2055	2,000	1,925
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2027	1,685	1,712
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030	600	624
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038	1,000	1,021
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040	3,110	3,160
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043	5,525	5,587
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	1,095	1,019

341	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	USD2,565	$1,892
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	2,570	1,836
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043	2,000	2,014
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052	11,500	11,310
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR North Dist. Phase I Student Housing Project), Series 2019, 5.00% 5/15/2039	300	306
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049	2,510	2,503
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052	3,500	3,432
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM, 4.00% 9/1/2040	325	316
Murrieta Valley Unified School Dist., GO Rev. Ref. Bonds, Series 2016, BAM, 5.00% 9/1/2030	1,250	1,252
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	400	401
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	300	300
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,420	1,422
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	1,225	1,226
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, AGI, 5.00% 9/1/2033	1,965	1,968
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	2,000	1,896
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (c)	22,152	20,945
Natomas Unified School Dist., GO Bonds, Series 2017, BAM, 5.00% 8/1/2032	1,000	1,000
New Haven Unified School Dist., GO Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044	1,250	1,198
New Haven Unified School Dist., GO Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047	2,750	2,559
North Orange County Community College Dist., GO Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044	5,000	4,878
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	15,000	15,680
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.391% 7/1/2027 (c)	1,000	996
Norwalk La Mirada Unified School Dist., GO Bonds, 2014 Election, Series 2021-E, 3.00% 8/1/2046	1,000	777
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2033	2,655	2,667
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.25% 8/1/2048	825	866
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027	2,000	2,000
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2019-A, AGI, 4.00% 8/1/2035	1,000	1,002
Oakland Unified School Dist., GO Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036	2,000	2,031
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028	2,205	2,254
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028 (preref. 11/1/2027)	10	10
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029	250	255
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	3,050	3,214
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033	1,000	1,000
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034	1,000	1,000
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035	1,000	1,000
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,006
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049	2,000	2,003
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	275	253
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	785	653
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029	310	313

American Funds Tax-Exempt Income Funds	342

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031	USD335	$336
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037	1,650	1,604
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047	2,795	2,443
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045	300	265
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	420
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	250	252
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	250	252
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	480
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	650	588
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043	900	861
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052	825	751
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	170	177
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037	500	515
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	600	612
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047	800	807
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053	845	845
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	415	411
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042	650	640
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047	840	819
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052	825	781
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,011
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,000	997
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	1,000	980
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,295	1,299
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,930	1,921
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.25% 8/15/2045	2,950	2,953
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029	980	981
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033	1,365	1,366
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036	2,000	2,001
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,200	1,982
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050	1,000	854

343	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	USD250	$260
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,720	1,759
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,700	1,718
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	320	321
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	525	550
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2048	1,550	1,603
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,355	1,398
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2051	2,350	2,362
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2056	3,750	3,755
Orinda Union School Dist., GO Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051	1,730	1,612
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2034	1,550	1,765
Oxnard Unified School Dist., GO Bond Anticipation Notes, CAB, Series 2026, 0% 2/1/2031	870	745
Oxnard Unified School Dist., GO Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 8/1/2036	600	609
Oxnard Unified School Dist., GO Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 8/1/2045	2,080	2,097
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030	195	197
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033	220	220
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036	235	231
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031	920	859
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 4.25% 9/1/2034	315	315
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	655	680
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	230	207
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,018
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,185	1,191
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,525	1,269
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2053	575	575
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026	100	100
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031	1,000	1,009
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037	2,130	2,061
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, NATL, 5.00% 9/1/2032	1,000	1,001
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, AGI, 5.00% 8/1/2041	2,975	3,005
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2032	255	205
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2037	1,600	1,019
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 1999, AGI, 0% 8/1/2038	1,190	716
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2038	1,505	906

American Funds Tax-Exempt Income Funds	344

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 1999, AGI, 0% 8/1/2039	USD240	$136
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2039	840	478
Palo Alto Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2008, 0% 8/1/2032	2,500	2,067
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2026	1,605	1,605
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2029	1,280	1,281
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030	1,000	993
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2031	1,000	988
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2033	530	530
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2034	70	68
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034	970	970
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 8/1/2036	10	10
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 3.00% 8/1/2037	55	46
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2037	25	23
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	135	133
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	700	700
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2036	1,075	1,075
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	2,975	2,975
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2028	3,000	2,794
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	6,550	5,878
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	3,000	2,467
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	100	66
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	10	6
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2041	625	329
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2042	985	495
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2046	1,250	503
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2047	1,250	474
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2048	1,125	406
Pasadena Unified School Dist., GO Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036	675	675
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2046	1,530	1,526
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2060	2,330	2,201
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2046	1,335	1,332
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2060	2,135	2,017
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043	600	528
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	745	646
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049	1,780	1,486
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	242
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	375	343
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	555	492
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	760	637
Patterson Joint Unified School Dist., GO Bonds, 2022 Election, Series 2025-B, BAM, 5.00% 8/1/2055	3,500	3,604
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049	8,035	8,065
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2035	1,000	1,009

345	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2037	USD1,325	$1,336
Placentia-Yorba Linda Unified School Dist., Certs. Of Part., Series 2026, 5.00% 10/1/2031	1,125	1,242
Placentia-Yorba Linda Unified School Dist., Rev. Certs. Of Part., Series 2026, 5.00% 10/1/2033	1,000	1,132
Pleasanton Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 8/1/2040	425	425
Pleasanton Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 8/1/2041	500	491
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046	11,475	11,271
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029) (e)	6,000	6,065
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	4,490	4,541
Pomona Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2050	1,100	1,152
Pomona Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2055	1,500	1,557
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2029	1,660	1,662
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,820	1,823
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, GO Bonds, CAB, 2008 Election, Series 2011-B, 0% 8/1/2035	3,500	2,562
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039 (b)	2,155	2,142
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049 (b)	1,900	1,762
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027	1,525	1,558
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037	2,000	2,001
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047	4,025	3,937
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	690	668
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030	490	504
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	10,155	9,959
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (b)	565	530
Public Works Board, Lease Rev. Bonds (Dept. of General Services), Series 2024-A, 5.00% 4/1/2042	5,730	6,160
Public Works Board, Lease Rev. Bonds (Dept. of General Services), Series 2024-A, 5.00% 4/1/2043	1,220	1,306
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	950	989
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2034	2,000	2,261
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2039	6,500	7,148
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2040	4,500	4,929
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2042	4,740	5,157
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-A, 5.00% 4/1/2043	1,000	1,078
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2043	1,750	1,893
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2050	1,000	1,045
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037	1,750	1,780
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038	1,500	1,514
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	1,000	1,057
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2038	4,500	4,949
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	488
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036	440	430
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046	1,150	1,016
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051	1,220	1,023
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	570	574

American Funds Tax-Exempt Income Funds	346

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	USD750	$743
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2054	740	730
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2046	1,000	1,006
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	670	663
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2055	645	634
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.125% 9/1/2043	775	795
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.375% 9/1/2053	1,300	1,325
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 4.00% 9/1/2029	150	151
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	300	318
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	405	419
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2053	550	546
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,915	1,976
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,600	1,627
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,000	1,005
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,000	1,973
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No.1, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	507
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	550	461
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,205	1,220
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	2,400	2,390
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	4,170	4,114
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,125	1,127
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2048	1,690	577
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2050	2,010	617
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032	620	669
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033	465	500
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042	770	721
City of Rialto, Community Facs. Dist. No. 2024-1 (Renaissance), Special Tax Bonds, Series 2026, 5.00% 9/1/2051	525	526
City of Rialto, Community Facs. Dist. No. 2024-1 (Renaissance), Special Tax Bonds, Series 2026, 5.00% 9/1/2055	500	497
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 5.00% 8/1/2052	1,720	1,776
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2034	500	373
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2044	1,000	433
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2045	1,625	666
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2046	1,000	387
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2047	1,175	429
Rio Hondo Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-C, 0% 8/1/2028	1,000	944
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043	3,035	3,053
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	6,000	5,898

347	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.25% 9/1/2052	USD3,000	$3,130
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	635	537
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040	4,685	4,698
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026	380	380
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027	430	430
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029	250	250
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033	590	581
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,000	898
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	450	376
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	1,380	1,117
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2034	360	381
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2035	410	432
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	300	284
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	1,395	1,348
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	920	898
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	2,995	2,886
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2022-B-2, 5.00% 9/1/2052	2,620	2,493
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,575	3,384
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,945	4,669
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,520	1,435
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2055	2,000	443
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2056	5,760	1,206
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2057	4,500	890
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2058	4,700	877
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2059	3,650	644
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2060	7,535	1,261
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2061	4,625	730
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2062	5,650	839
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2063	5,625	787
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2064	7,100	936
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2065	4,475	555

American Funds Tax-Exempt Income Funds	348

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Riverside, Community Facs. Dist. No. 05-8 (Scott Road), Special Tax Bonds, Series 2018, 5.00% 9/1/2048	USD2,500	$2,512
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044	1,894	1,591
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-C, 4.00% 6/1/2047	2,012	1,880
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048	1,288	1,005
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM, 3.00% 6/1/2049	10,970	8,559
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046	1,020	960
Riverside Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 4.00% 8/1/2054	5,000	4,589
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045	375	339
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050	600	516
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	550	529
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	750	677
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039	990	998
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	508
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	775	771
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	860	852
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027	250	255
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028	360	367
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031	830	843
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034	855	865
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035	1,140	1,152
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037	1,000	1,009
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041	1,255	1,261
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026	125	125
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	145	146
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	165	167
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	185	187
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030	205	207
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,215	1,126
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,145	1,012
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,815	2,396
City of Roseville, Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	1,000	1,011
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038	1,650	1,651
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037	220	215

349	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	USD305	$286
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,040	931
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	710	604
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	750	695
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,670	3,645
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,000	2,942
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	4,000	2,909
City of Sacramento, Community Facs. Dist. No. 2001-01 (Natomas Meadows), Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.00% 9/1/2047 (b)	1,900	1,890
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041	235	235
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	1,750	1,750
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	941
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,500	1,555
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	6,100	6,091
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2045	2,680	2,721
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,085	3,085
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,230	3,211
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	260	262
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	1,130	1,155
City of Sacramento, Municipal Utility Dist., Subordinated Electric Rev. Green Bonds, Series 2026-G, 5.00% 8/15/2056 (put 10/14/2033)	5,000	5,542
County of Sacramento, Airport System Rev. Bonds, Series 2025-A, AMT, 5.00% 7/1/2040	1,000	1,052
County of Sacramento, Airport System Rev. Bonds, Series 2024, 5.25% 7/1/2054	1,585	1,667
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,511
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033	3,000	3,084
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034	3,000	3,079
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035	4,000	4,099
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2036	250	284
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2038	300	336
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2039	1,000	1,109
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2040	1,320	1,457
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2041	3,915	4,305
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2041	1,070	1,174
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040	1,090	1,090
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,000	1,000
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	530	510
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	650	594
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2041	230	241
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2024-B, AGI, 5.00% 8/1/2045	3,415	3,515
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2032	375	374

American Funds Tax-Exempt Income Funds	350

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2033	USD390	$386
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2034	300	294
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2042	540	487
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2042	215	225
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025, AGI, 5.00% 8/1/2043	1,495	1,559
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	3,425	3,475
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	2,365	2,400
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	7,310	7,379
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	11,440	11,539
Sacramento Unified School Dist., GO Bonds, 2020 Election (Measure H), Series 2025-C, AGI, 5.00% 8/1/2036	500	543
Sacramento Unified School Dist., GO Bonds, 2021 Election, Series 2021-G, AGI, 4.00% 8/1/2044	815	776
Sacramento Unified School Dist., GO Bonds, 2021 Election, Series 2021-G, AGI, 4.00% 8/1/2049	3,690	3,325
Sacramento Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2007, AGI, 0% 7/1/2028	4,575	4,281
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2028	260	269
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2028	500	519
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2038	440	464
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2043	1,330	1,376
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	3,750	3,781
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040	1,000	1,000
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	1,860	1,873
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	1,775	1,778
San Bernardino Unified School Dist., GO Rev. Ref. Bonds, Series 2017-D, AGI, 4.00% 8/1/2042	1,175	1,152
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037	970	972
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,550	1,557
City of San Diego, Public Facs. Fncg. Auth., Senior Water Rev. Bonds, Series 2026-A, 5.00% 8/1/2056	2,625	2,737
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2026-A, 5.00% 5/15/2045	500	541
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2026-A, 5.00% 5/15/2046	1,725	1,855
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2026-A, 5.00% 5/15/2051	1,000	1,058
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045	1,000	979
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	125	125
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033	100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	265	265
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	100	99
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	125	123
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	170	168
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037	175	171
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	855	819
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039	410	391
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	100	94

351	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	USD550	$497
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,000	852
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	635	619
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	475	447
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	1,000	895
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,100	931
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037	1,000	1,011
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044	1,000	1,029
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,595	1,676
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033	2,280	2,371
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2035	1,000	1,007
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035	2,495	2,525
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2036	1,075	1,077
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036	750	758
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037	750	758
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042	1,500	1,510
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,000	1,001
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2048	3,365	3,402
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049	3,375	3,375
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2056	14,830	12,512
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048	1,000	949
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 4.00% 5/1/2038	5,000	5,096
San Diego Community College Dist., GO Rev. Ref. Bonds, Series 2026-B, 5.00% 8/1/2032	10,000	11,172
San Diego Community College Dist., GO Rev. Ref. Bonds, Series 2024, 4.00% 8/1/2041	1,000	997
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2026-ZR-7, 5.00% 7/1/2045	2,500	2,848
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047	2,000	1,915
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050	5,000	3,682
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2022 Election, Series 2024-B-3, 5.00% 7/1/2039	3,000	3,310
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,305
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2024-H-2, 5.00% 7/1/2049	745	784
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 4.00% 7/1/2054	2,000	1,863
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049	4,000	4,014
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050	5,385	4,745

American Funds Tax-Exempt Income Funds	352

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	USD510	$513
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050	7,315	7,333
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.25% 5/1/2055	4,000	4,127
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.50% 5/1/2055	11,000	11,559
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	2,000	2,179
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	2,000	2,100
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037	2,000	2,078
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2040	6,500	7,001
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.25% 5/1/2041	5,000	5,353
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	3,000	3,052
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.25% 5/1/2044	2,000	2,138
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045	500	508
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.25% 5/1/2045	1,395	1,484
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049	2,995	3,103
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052	2,500	2,503
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.50% 5/1/2056	3,235	3,411
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	530	543
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	640	647
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,950	1,756
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,745	1,498
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,035	845
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2043 (b)	1,230	1,247
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (b)	2,500	2,069
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.50% 9/1/2053 (b)	2,050	2,097
City and County of San Francisco, GO Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043	3,445	3,360
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032 (b)	500	527
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2035 (b)	1,285	1,322
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037 (b)	500	514
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2046 (b)	1,600	1,567
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052 (b)	3,500	3,293
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.50% 9/1/2053 (b)	1,530	1,497

353	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2055 (b)	USD2,255	$2,129
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-B, 5.00% 9/1/2055 (b)	2,145	2,010
City and County of San Francisco, Multi Family Housing Rev. Bonds (Sunnydale Hope SF Block 9), Series 2025-B-2, 3.35% 8/1/2029 (put 8/1/2028)	1,800	1,812
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050	1,615	1,197
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050	2,000	1,908
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	1,000	954
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	2,500	2,609
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037	3,575	3,547
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-D, 5.00% 10/1/2046	825	876
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	1,000	1,029
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050	5,000	4,770
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054	1,910	1,985
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031	425	426
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033	1,000	1,001
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, NATL, 5.00% 8/1/2041	2,100	2,102
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043	2,100	2,101
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026 (b)	50	50
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041 (b)	1,435	1,308
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (b)	4,475	3,852
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050 (b)	480	498
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (b)	5,675	4,730
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (b)	2,040	1,700
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.00% 9/1/2033 (b)	520	538
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.50% 9/1/2043 (b)	1,000	1,041
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (b)	1,000	1,034
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028	325	328
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029	540	544
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030	410	413
City of San Francisco, Bay Area Rapid Transit Dist., GO Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2037	3,455	3,149
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	7,670	5,625

American Funds Tax-Exempt Income Funds	354

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	USD5,000	$4,824
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-B, BAM, 5.25% 6/15/2049	900	951
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050	875	731
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028	380	392
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030	200	206
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031	550	567
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033	750	768
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	735	743
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035	190	192
San Joaquin Valley Clean Energy Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.50% 1/1/2056 (put 7/1/2035)	3,030	3,270
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	1,030	1,078
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2033	1,500	1,585
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035	1,000	1,008
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037	1,000	1,007
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,507
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047	2,000	2,002
San Juan Unified School Dist., GO Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034	1,000	1,013
San Leandro Unified School Dist., GO Bonds, Series 2019-B, BAM, 5.00% 8/1/2033	355	370
San Leandro Unified School Dist., GO Bonds, 2020 Election, Series 2020-A, BAM, 4.00% 8/1/2043	1,300	1,229
San Leandro Unified School Dist., GO Bonds, 2024 Election, Series 2024-B, 5.00% 8/1/2052	1,440	1,501
San Lorenzo Unified School Dist., GO Bonds, 2024 Election, Series 2026-A, 5.00% 8/1/2055	4,000	4,165
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	730	644
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	925	784
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2035	2,000	1,427
San Rafael High School Dist., GO Bonds, Series 2019-C, 4.00% 8/1/2043	2,500	2,406
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM, 5.00% 2/1/2038	2,000	2,016
Sanger Unified School Dist., GO Bonds, 2018 Election, Series 2021-C, BAM, 3.00% 8/1/2048	2,465	1,884
Sanger Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, BAM, 3.00% 8/1/2051	3,325	2,451
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	1,000	880
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026 (b)	200	200
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028 (b)	250	250
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030 (b)	110	109
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035 (b)	1,010	967
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050 (b)	5,820	4,841
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026	835	836
Santa Monica-Malibu Unified School Dist., GO Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	2,000	1,931
Santa Rita Union School Dist., GO Rev. Ref. Bonds, Series 2019, 2.50% 8/1/2031	1,160	1,095
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027	195	199
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028	205	211
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034	350	360
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036	250	222

355	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037	USD185	$162
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038	270	230
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039	165	139
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,940	1,944
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033	1,240	1,241
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029	135	136
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033	215	212
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034	230	226
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035	240	234
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036	275	266
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037	295	278
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038	320	296
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	345	318
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	295	271
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2035	600	604
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2039	700	692
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2041	275	269
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051 (b)	800	633
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061 (b)	2,275	1,764
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042 (b)	1,000	995
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (b)	2,025	1,838
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027 (b)	390	391
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032 (b)	2,500	2,520
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037 (b)	1,485	1,490
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044 (b)	3,805	3,727
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029 (b)	1,665	1,669
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035 (b)	500	497
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041 (b)	3,000	2,846
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048 (b)	2,795	2,569
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040 (b)	1,350	1,312
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050 (b)	750	672

American Funds Tax-Exempt Income Funds	356

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058 (b)	USD1,625	$1,400
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055 (b)	1,000	909
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2026, 6.00% 6/1/2056 (b)	300	307
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2026, 6.25% 6/1/2065 (b)	1,350	1,399
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034 (b)	750	750
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036 (b)	1,000	1,000
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046 (b)	750	712
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052 (b)	460	427
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030 (b)	280	282
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047 (b)	250	234
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030 (b)	1,035	1,042
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037 (b)	2,105	2,105
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042 (b)	790	807
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047 (b)	1,000	924
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2040 (b)	455	456
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043 (b)	1,750	1,708
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2054 (b)	260	240
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2064 (b)	500	443
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037 (b)	860	863
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054 (b)	2,150	2,062
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037 (b)	1,455	1,459
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (b)	5,400	5,169
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035	500	575
South San Francisco Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 9/1/2041	1,690	1,697
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.00% 9/1/2040	375	383
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.00% 9/1/2045	600	609
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.125% 9/1/2050	1,000	1,011
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	1,500	1,490
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.25% 9/1/2055	1,500	1,521
Southern California Public Power Auth., Clean Energy II Project Rev. Bonds, Series 2026-A, 5.00% 11/1/2033	2,500	2,620
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,750	1,816
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2036	930	1,003
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2040	10,000	10,769

357	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2041	USD1,165	$1,227
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2044	650	699
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,720	2,770
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	5,015	5,117
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,000	1,056
Southwestern Community College Dist., GO Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035	500	500
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,000	843
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2017-01 (Horse Creek Ridge), Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,272
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2018-01 (Wagon Wheel), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	2,100	1,987
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2045	1,800	1,825
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	2,400	2,352
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,780	2,542
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,290	1,080
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,250	1,244
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,965	2,016
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	500	502
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040	1,090	1,062
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041	1,160	1,104
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	1,610	1,652
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2036	635	693
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2055	2,760	2,778
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	185	189
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.00% 9/2/2040 (b)	265	262
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.25% 9/2/2061 (b)	290	289
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 6.25% 9/2/2061 (b)	275	278
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-B, 1.45% 4/1/2028	1,250	1,205
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029	8,530	8,014
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 4.50% 11/1/2033	5,650	5,759
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035	1,465	1,491
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 3.50% 3/1/2038	195	173
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042	1,240	1,096

American Funds Tax-Exempt Income Funds	358

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2027	USD200	$202
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029	405	409
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2032	470	496
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2034	1,565	1,640
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	242
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2039	500	482
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2042	2,075	1,942
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	6,845	5,224
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2047	275	241
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	4,830	4,831
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	4,605	2,914
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,000	3,495
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	6,450	5,425
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048	500	454
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	4,000	4,353
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (b)	25,900	28,741
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	500	530
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034 (b)	100	102
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039 (b)	105	105
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051 (b)	2,315	2,214
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-B-1, 2.85% 10/1/2032	1,500	1,449
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2050	415	423
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2056	1,435	1,444
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031	1,135	1,137
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032	1,500	1,503
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-A, 3.50% 7/1/2034	150	149
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032 (b)	2,025	2,032
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041 (b)	13,295	12,746
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (b)	4,500	4,501
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (b)	3,125	3,066
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2036	500	527

359	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2037	USD350	$368
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	250	262
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 4.125% 4/1/2053	700	653
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.00% 9/2/2038	310	289
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2039	390	368
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2039	1,235	1,280
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2040	215	201
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2041	235	218
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 5.00% 9/2/2046	860	882
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	3,500	3,525
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052	8,100	7,965
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 4.00% 5/15/2046	7,465	6,981
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	5,205	4,857
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,000	1,001
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030	1,500	1,502
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032	1,000	1,001
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035	1,250	1,251
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2044	3,000	3,047
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2049	2,500	2,493
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2054	3,500	3,438
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	1,600	1,622
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,250	1,258
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	3,100	3,071
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,500	4,398
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2028	445	467
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2029	460	492
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2040	790	791
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2045	9,245	8,843
Stockton Unified School Dist., GO Bonds, 2022 Election, Series 2025-A, BAM, 5.00% 8/1/2049	2,000	2,084
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2037	350	387
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2039	415	453
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2040	500	543
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048	1,000	865
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, CAB, Series 2021, 0% 9/1/2041	200	93

American Funds Tax-Exempt Income Funds	360

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, CAB, Series 2021, 0% 9/1/2052	USD8,800	$2,076
Sweetwater Union High School Dist., GO Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043	4,290	4,164
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040	6,020	6,226
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041	6,690	6,862
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2034	1,170	860
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2037	1,250	774
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2044	2,000	808
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2045	2,000	761
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2046	2,000	716
Sweetwater Union High School Dist., GO Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032	530	531
Sweetwater Union High School Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047	4,750	4,303
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2038	1,250	1,315
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	1,240	1,218
City of Temecula Public Fncg. Auth. Community Facs. Dist. No. 20-01, Special Tax Bonds (Heirloom Farms), Series 2024, 5.00% 9/1/2044	920	934
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050	2,100	2,098
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043	700	659
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052	1,600	1,441
Temecula Valley Unified School Dist., GO Bonds, 2012 Election, Series 2016-B, AGI, 4.00% 8/1/2045	1,400	1,339
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	930	917
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,045	942
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	1,895	1,899
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 4.00% 6/1/2034	670	678
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	1,500	1,554
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	2,400	2,541
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033	2,000	2,118
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2023-B, 5.25% 8/1/2048	1,125	1,174
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2023-B, 5.50% 8/1/2053	500	528
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030	535	556
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034	1,380	1,423
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030	260	268
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	290	299

361	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	USD300	$309
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033	335	344
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034	400	410
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	440	450
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	485	495
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037	530	539
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038	575	583
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	870	872
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,750	1,708
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	750	740
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,100	1,015
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,600	1,416
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,100	1,766
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,003
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049	2,135	2,123
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2029	1,280	1,316
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032	500	509
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033	300	306
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034	300	305
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035	300	304
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038	820	823
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, AGI, 4.00% 11/15/2034	2,235	2,235
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, AGI, 4.00% 11/15/2035	1,320	1,320
County of Tulare, Local Health Care Dist., GO Rev. Ref. Bonds, Series 2020, BAM, 4.00% 8/1/2039	1,850	1,802
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036	600	604
Twin Rivers Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2016, AGI, 0% 8/1/2041	7,000	3,472
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,401
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2036	2,000	2,253
Regents of the University of California, General Rev. Bonds, Series 2026-CG, 5.25% 5/15/2037	2,000	2,320
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2038	14,625	16,975
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2039	3,620	4,204
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040	2,570	2,564
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	3,205	3,711
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	6,450	7,338
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047	1,855	1,752
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	10,420	9,456
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038	1,215	1,228
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040	1,205	1,200
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040	260	243
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045	165	144
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	265	218
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046 (preref. 8/1/2045)	2,120	2,120
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.00% 9/1/2045	810	810

American Funds Tax-Exempt Income Funds	362

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.125% 9/1/2050	USD1,250	$1,234
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.25% 9/1/2055	1,475	1,475
Val Verde Unified School Dist., GO Bonds, 2012 Election, Series 2016-C, AGI, 4.00% 8/1/2045	1,550	1,550
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2046	1,885	1,808
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2051	2,850	2,608
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM, 4.00% 5/1/2046	3,350	3,279
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM, 4.00% 5/1/2051	4,500	4,136
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	1,760	1,923
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2043	785	854
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2045	1,145	1,241
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2046	955	1,029
Various Purpose GO Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	25	27
Various Purpose GO Bonds, Series 2024, 4.00% 9/1/2047	3,165	3,056
Various Purpose GO Bonds, Series 2025, 5.25% 8/1/2055	2,665	2,848
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2034	1,555	1,762
Various Purpose GO Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036	1,750	1,784
Various Purpose GO Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036 (preref. 3/1/2030)	40	42
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2037	1,250	1,403
Various Purpose GO Rev. Ref. Bonds, Series 2022, 4.00% 4/1/2042	5,000	4,949
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2045	3,000	3,237
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	1,180	1,205
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	1,470	1,511
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037	1,565	1,655
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040	775	808
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	1,180	1,185
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	2,390	2,371
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	2,210	2,325
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2026-A, 6.25% 12/1/2056	2,280	2,547
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	2,375	2,386
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	2,595	2,606
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	2,305	2,288
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	3,665	3,824
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-A, BAM, 4.00% 8/1/2031	1,000	1,000
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2035	3,630	3,630
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2036	1,665	1,656
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2037	3,800	3,727
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2049	2,000	1,874
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2024-B, BAM, 4.00% 8/1/2054	3,105	2,859
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	7,500	6,326
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	9,000	6,180
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, AGI, 5.00% 9/1/2026	80	80
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042	1,150	1,154
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	600	601
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032	1,240	1,242
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 11/1/2031	3,105	3,109
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 11/1/2035	2,220	2,221
Whittier Union High School Dist., GO Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2046	6,900	5,380
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	2,000	1,651
William S. Hart Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, 0% 8/1/2032	2,000	1,636
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033	1,275	1,303

363	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038	USD1,445	$1,465
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044	1,455	1,463
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048	1,605	1,608
Yosemite Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-D, 0% 8/1/2031	1,500	1,266
		3,345,837
American Samoa 0.07%
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2027 (b)	310	314
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2028 (b)	380	388
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2029 (b)	325	333
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2031 (b)	1,500	1,549
		2,584
Guam 0.52%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	250	260
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2030	750	787
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2031	350	370
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	350	367
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036	685	726
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2037	250	265
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2038	350	369
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2039	450	471
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2040	660	688
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	400	414
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2042	515	532
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2043	250	258
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,000	2,072
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2035	500	535
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	370	393
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	5,185	4,855
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,695	1,751
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	635	650
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	3,000	2,882
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037	400	405
		19,050
New Hampshire 0.09%
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.809% 7/20/2040 (c)	3,967	3,432
Puerto Rico 1.15%
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	2,000	1,455
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	188
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	16,150	11,527
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	2,087	921

American Funds Tax-Exempt Income Funds	364

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	USD22,783	$16,660
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,830	1,830
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	170	170
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	2,000	1,902
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	3,417	3,340
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,468	2,412
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	5,000	1,828
		42,233
United States 0.45%
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (b)	7,390	6,724
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	7,560	7,234
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	1,745	1,601
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	950	781
		16,340
Virgin Islands 0.23%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,539
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,565	1,604
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	2,080	2,162
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,740	1,831
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	210	216
		8,352
Total bonds, notes & other debt instruments (cost: $3,550,075,000)		3,437,828
Rights & warrants 0.00%	Shares
Municipals 0.00%
BL Train Holdings West, LLC, warrants, expire 4/30/2036 (g)	18,000	36
Total rights & warrants (cost: $—)		36
Short-term securities 5.51%	Principal amount (000)
Municipals 5.51%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 2.85% 4/1/2055 (c)	USD14,715	14,715
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-E, 2.70% 4/1/2059 (c)	15,335	15,335
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 2.70% 4/1/2059 (c)	4,440	4,440
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2018-A, 2.65% 7/1/2046 (c)	5,700	5,700
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2027	750	764
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (b)(e)	7,000	6,998
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	18,000	18,382

365	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.60% 11/1/2035 (c)	USD20,275	$20,275
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.60% 11/1/2035 (c)	22,490	22,490
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.75% 11/1/2035 (c)	6,835	6,835
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2026-A, AMT, 2.875% 3/1/2056 (put 9/15/2026) (e)	17,000	16,993
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 2.85% 11/1/2046 (put 9/1/2026) (e)	5,785	5,783
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2026-A, 5.00% 8/1/2026	2,500	2,500
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.69% 2/1/2035 (c)	15,080	15,080
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 11/1/2042 (put 10/15/2026) (e)	10,000	10,000
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029) (e)	7,000	7,172
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (b)(e)	7,190	7,189
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.45% 11/1/2040 (put 11/2/2026) (e)	3,750	3,752
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2026, 2.49% 11/5/2026	15,000	14,994
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 2.70% 5/15/2048 (c)	2,900	2,900
Total short-term securities (cost: $202,112,000)		202,297
Total investment securities 99.20% (cost: $3,752,187,000)		3,640,161
Other assets less liabilities 0.80%		29,409
Net assets 100.00%		$3,669,570
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	1,247	10/5/2026	USD256,395	$(481)
5 Year U.S. Treasury Note Futures	Long	5	10/5/2026	530	(5)
					$(486)

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $285,923,000, which represented
7.79% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	For short-term securities, the mandatory put date is considered to be the maturity date.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Non-income producing.

American Funds Tax-Exempt Income Funds	366

The Tax-Exempt Fund of California® (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group

Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation

IAM = Interest at Maturity
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

367	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 97.07%	Principal amount (000)	Value (000)
New York 92.91%
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.25% 5/1/2050	USD1,000	$1,043
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.50% 5/1/2055	1,000	1,052
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032	400	400
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	1,280	1,187
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, AGI, 5.00% 10/1/2030	500	510
City of Battery Park Auth., Senior Rev. Bonds, Series 2023-B, 5.00% 11/1/2035	1,000	1,123
City of Battery Park Auth., Senior Rev. Green Bonds, Series 2025, 5.25% 11/1/2055	1,575	1,668
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	1,185	987
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	1,925	1,927
Build NYC Resource Corp., Airport Facs. Rev. Bonds (TRIPS Obligated Group), Series 2025, AMT, 5.50% 7/1/2050	1,500	1,538
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.50% 6/1/2056 (a)	165	161
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030	200	197
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036	400	374
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.00% 7/1/2042	1,000	1,018
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057	1,100	1,100
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	550	547
Build NYC Resource Corp., Rev. Bonds (Success Academy Charter Schools Project), Series 2024, 5.00% 9/1/2037	1,000	1,042
Build NYC Resource Corp., Rev. Bonds (The Young Men’s And Young Women’s Hebrew Assn. Project), Series 2024, 5.00% 12/1/2028	1,000	1,045
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	270	266
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	915	916
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, 0% 11/15/2026	205	203
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	2,300	1,260
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2048	3,540	1,173
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2042	750	807
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039	1,625	1,601
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044	500	494
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,250	905
Dormitory Auth., Pace University Rev. Bonds, Series 2024-A, 5.50% 5/1/2056	1,500	1,519
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	500	403
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030	1,000	1,084
Dormitory Auth., Rev. Bonds (Cornell University), Series 2024-A, 5.50% 7/1/2054	1,500	1,603
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046	250	250
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	1,500	1,302
Dormitory Auth., Rev. Bonds (Memorial Sloan Kettering Cancer Center), Series 2025, 5.25% 7/1/2054	1,000	1,053
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.00% 7/1/2045	1,000	1,003
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.25% 7/1/2050	1,000	990
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2046	3,050	2,816
Dormitory Auth., Rev. Bonds (New York University), Series 2025-A, 5.00% 7/1/2046	1,000	1,058
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2024-A, 4.00% 5/1/2054	1,000	853
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033	400	401
Dormitory Auth., Rev. Bonds (Orchard Park CCRC, Inc. Obligated Group), Series 2025-A, 5.125% 11/15/2055	1,000	998
Dormitory Auth., Rev. Bonds (Presbyterian Hospital Obligated Group), Series 2023-A, 5.00% 8/1/2038	1,000	1,089
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.50% 7/1/2055	1,000	1,055
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	1,000	881
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)	500	516
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	1,605	1,640

American Funds Tax-Exempt Income Funds	368

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	USD950	$992
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, AGI, 5.00% 10/1/2035	1,000	1,078
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040	1,000	971
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2041 (preref. 8/15/2027)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	1,000	1,052
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	1,000	896
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	1,495	1,068
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051 (preref. 3/15/2032)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2053	1,250	1,279
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.50% 3/15/2053	1,185	1,264
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2055	1,265	1,290
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.25% 3/15/2056	1,000	1,043
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039	2,275	2,329
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048	1,500	1,523
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-B, 5.00% 3/15/2054	1,895	1,933
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	4,640	4,731
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2056	1,250	1,271
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2052	1,000	1,023
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	1,285	1,336
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	2,110	2,147
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,110	1,127
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 2004-B, AMT, 4.00% 5/15/2032	1,500	1,515
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036	1,950	1,951
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	1,500	1,452
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 4.30% 12/1/2044 (put 6/2/2036) (a)	250	248
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	1,000	1,046
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	800	802
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2056	835	819
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	750	662
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039	1,000	903
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	370	363
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033	1,700	1,718
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035	1,000	1,010
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037	1,000	961
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	715	576
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	500	371
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043	2,305	2,154
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040 (a)	350	350
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044 (a)	375	376
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,500	1,101
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	2,150	1,480
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	1,000	704
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047	2,225	2,249
Long Island Power Auth., Electric System General Rev. Bonds, Series 2024-A, 5.00% 9/1/2054	2,000	2,041
Long Island Power Auth., Electric System General Rev. Green Bonds, Series 2023-E, 5.00% 9/1/2053	1,315	1,350
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	500	500

369	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	USD1,000	$1,059
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039	1,990	2,051
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,000	1,019
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, AGI, 4.00% 11/15/2049	1,000	859
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	862
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	1,500	1,508
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	1,305	1,315
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	1,000	1,005
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.25% 11/15/2049	1,000	1,032
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033	430	430
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034	380	380
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046	1,500	1,276
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	30	30
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	245	246
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	40	40
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	180	181
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	645	642
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 273, 6.00% 10/1/2055	1,250	1,363
County of Nassau, GO General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030	1,000	1,010
County of Nassau, GO General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2036	1,000	1,099
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2034	1,000	1,001
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2032	1,000	1,028
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	1,170	1,216
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	1,600	1,671
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	2,035	2,094
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2036	1,500	1,638
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2047	1,000	1,037
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2044	1,715	1,803
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037	885	833
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	2,405	1,642
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	710	715
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	1,060	1,071
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028	95	95
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2034	750	715
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	1,000	842
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	1,000	901
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	750	544
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 6/15/2047	1,055	1,057
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 6/15/2046	1,250	1,260
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 6/15/2050	1,000	900
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-BB-1, 4.00% 6/15/2045	1,000	954
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2047	2,320	2,158
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-AA-1, 5.25% 6/15/2052	1,270	1,321

American Funds Tax-Exempt Income Funds	370

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	USD1,825	$1,900
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-BB-1, 5.25% 6/15/2054	1,500	1,552
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	2,050	2,136
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	2,415	2,523
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2036	1,000	1,134
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2038	1,000	1,134
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2056	950	973
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036	1,000	1,033
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2043	1,350	1,447
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2042	1,000	1,008
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 8/1/2042	1,425	1,328
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2036	1,380	1,420
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	1,000	953
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	1,430	1,294
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2040	1,000	1,062
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	1,000	1,037
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	1,000	1,049
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	1,055	1,100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	2,760	2,849
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.25% 5/1/2048	1,000	1,047
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	1,100	1,188
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2043	1,250	1,327
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-I, 5.25% 11/1/2051	1,500	1,570
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035	1,000	1,009
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027	600	601
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028	500	501
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	700	701
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	500	535
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,000	1,001
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040	1,000	1,040
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	1,640	1,759
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2038	1,365	1,313
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	1,000	1,003
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2040	1,310	1,228
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044	1,500	1,560
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047	1,000	1,007
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	1,500	1,326
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2047	1,000	928
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045	1,500	1,500
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-B-2, 5.35% 11/1/2049 (a)	130	127
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	968
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2041	1,900	1,793
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	1,500	1,338
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049	1,970	1,431
Thruway Auth., General Rev. Bonds, Series 2024-P, 5.25% 1/1/2054	1,350	1,399
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	1,835	1,782
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	1,250	1,297
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2050	1,000	872
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, AGI, 4.00% 1/1/2053	1,015	908
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2048	1,500	1,557
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	1,000	1,018

371	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	USD1,000	$1,001
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042	800	755
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044	1,455	1,455
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2041	1,000	938
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	240
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	1,000	1,037
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	500	528
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	600	617
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,050	973
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	1,500	1,429
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	1,760	1,801
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	1,000	984
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	500
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	1,000	1,015
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	725	715
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	500	510
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	2,940	2,777
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.00% 6/30/2049	1,000	997
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	900	945
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.125% 6/30/2060	1,250	1,244
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	1,500	1,524
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	1,855	1,881
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2048	1,500	1,551
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,500	1,321
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	2,750	2,807
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-1, 5.25% 11/15/2054	1,380	1,444
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 11/15/2055	1,000	1,042
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2021-A, 4.00% 5/15/2046	1,260	1,169
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 5/15/2057	1,500	1,527
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-A, 5.00% 5/15/2054	1,500	1,530

American Funds Tax-Exempt Income Funds	372

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	USD1,655	$1,713
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,515	1,571
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059	1,670	1,714
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036	1,500	1,553
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	1,415	1,259
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	1,500	1,463
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2043	1,250	1,195
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2046	3,250	3,056
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048	1,500	1,381
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 3.00% 3/15/2049	1,500	1,090
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2049	1,500	1,548
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2035	1,000	1,120
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,524
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	810	887
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	1,000	1,038
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030	105	105
Westchester County Local Dev. Corp., Rev. Bonds (Miriam Osborn Memorial Home Assn. Project), Series 2019, 5.00% 7/1/2027	200	203
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037	1,000	1,000
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,025	972
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	335	298
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 5.25% 12/1/2040 (a)	250	249
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034	1,150	1,150
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	1,500	1,370
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051	1,000	1,003
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049	1,100	986
		273,797
Guam 1.15%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	960	899
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,040	1,074
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,355	1,400
		3,373
Puerto Rico 2.96%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	1,000	960
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	1,000	978
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,000	938
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	2,029	1,448
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	540	541
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,334	2,282
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	609	595
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	1,023	984
		8,726

373	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virgin Islands 0.05%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	USD150	$154
Total bonds, notes & other debt instruments (cost: $295,877,000)		286,050
Short-term securities 1.85%
Municipals 1.85%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.17% 7/1/2032 (b)	600	600
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-1, 2.95% 11/1/2031 (b)	2,120	2,120
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (b)	1,025	1,025
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (b)	1,715	1,715
		5,460
Total short-term securities (cost: $5,460,000)		5,460
Total investment securities 98.92% (cost: $301,337,000)		291,510
Other assets less liabilities 1.08%		3,171
Net assets 100.00%		$294,681
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	51	10/5/2026	USD10,486	$(36)
5 Year U.S. Treasury Note Futures	Long	21	10/5/2026	2,226	(16)
					$(52)

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,984,000, which represented
2.37% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds

Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance

Fncg. = Financing
GO = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	374

Financial statements
Statements of assets and liabilities at July 31, 2026 (dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$2,367,981	$6,002,534	$24,449,226
Cash	307	287	31
Cash collateral pledged for futures contracts	415	967	8,876
Receivables for:
Sales of investments	— *	— *	10,994
Sales of fund’s shares	7,499	6,493	33,435
Interest	24,127	58,622	242,840
Variation margin on futures contracts	—	—	—
	2,400,329	6,068,903	24,745,402
Liabilities:
Unrealized depreciation on unfunded commitments†	—	—	—
Payables for:
Purchases of investments	28,824	35,541	198,284
Repurchases of fund’s shares	3,051	7,626	35,303
Dividends on fund’s shares	55	516	3,551
Investment advisory services	410	1,152	4,881
Services provided by related parties	192	764	2,778
Trustees’ deferred compensation	38	131	913
Variation margin on futures contracts	71	179	2,251
Other	1	3	15
	32,642	45,912	247,976
Commitments and contingencies†
Net assets at July 31, 2026	$2,367,687	$6,022,991	$24,497,426
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,403,634	$6,246,592	$25,919,237
Total distributable earnings (accumulated loss)	(35,947)	(223,601)	(1,421,811)
Net assets at July 31, 2026	$2,367,687	$6,022,991	$24,497,426
Investment securities in unaffiliated issuers, at cost	$2,376,237	$6,068,579	$25,281,614

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

375	American Funds Tax-Exempt Income Funds

Financial statements (continued)
Statements of assets and liabilities at July 31, 2026  (continued)(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Assets:
Investment securities in unaffiliated issuers, at value	$14,946,622	$3,640,161	$291,510
Cash	97	51	238
Cash collateral pledged for futures contracts	6,321	1,553	127
Receivables for:
Sales of investments	8,797	—	—
Sales of fund’s shares	21,146	6,499	443
Interest	265,925	44,708	3,101
Variation margin on futures contracts	603	—	—
	15,249,511	3,692,972	295,419
Liabilities:
Unrealized depreciation on unfunded commitments†	3,378	—	—
Payables for:
Purchases of investments	96,941	15,834	—
Repurchases of fund’s shares	22,908	5,511	568
Dividends on fund’s shares	3,723	505	45
Investment advisory services	3,626	795	64
Services provided by related parties	1,461	396	34
Trustees’ deferred compensation	258	65	8
Variation margin on futures contracts	1,868	294	19
Other	9	2	— *
	134,172	23,402	738
Commitments and contingencies†
Net assets at July 31, 2026	$15,115,339	$3,669,570	$294,681
Net assets consist of:
Capital paid in on shares of beneficial interest	$15,733,390	$3,829,939	$313,500
Total distributable earnings (accumulated loss)	(618,051)	(160,369)	(18,819)
Net assets at July 31, 2026	$15,115,339	$3,669,570	$294,681
Investment securities in unaffiliated issuers, at cost	$15,269,238	$3,752,187	$301,337
*
Amount less than one thousand.
†
Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	376

Financial statements (continued)
Statements of assets and liabilities at July 31, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,186,104	$3,064,692	$11,572,620
	Shares outstanding	118,515	198,286	938,671
	Net asset value per share	$10.01	$15.46	$12.33
Class C:	Net assets		$8,313	$95,238
	Shares outstanding	Not applicable	538	7,725
	Net asset value per share		$15.46	$12.33
Class F-1:	Net assets	$2,930	$23,692	$142,837
	Shares outstanding	293	1,533	11,586
	Net asset value per share	$10.01	$15.46	$12.33
Class F-2:	Net assets	$250,766	$726,778	$6,083,648
	Shares outstanding	25,056	47,023	493,453
	Net asset value per share	$10.01	$15.46	$12.33
Class F-3:	Net assets	$812,943	$2,043,697	$6,603,072
	Shares outstanding	81,228	132,227	535,584
	Net asset value per share	$10.01	$15.46	$12.33
Class R-6:	Net assets	$114,944	$155,819	$11
	Shares outstanding	11,485	10,081	1
	Net asset value per share	$10.01	$15.46	$12.33

Refer to the notes to financial statements.

377	American Funds Tax-Exempt Income Funds

Financial statements (continued)
Statements of assets and liabilities at July 31, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$5,803,316	$1,460,152	$180,847
	Shares outstanding	381,446	88,180	18,259
	Net asset value per share	$15.21	$16.56	$9.90
Class C:	Net assets	$76,178	$15,607	$3,366
	Shares outstanding	5,007	942	340
	Net asset value per share	$15.21	$16.56	$9.91
Class F-1:	Net assets	$167,670	$37,589	$1,318
	Shares outstanding	11,021	2,270	133
	Net asset value per share	$15.21	$16.56	$9.91
Class F-2:	Net assets	$3,993,727	$822,380	$47,840
	Shares outstanding	262,504	49,664	4,830
	Net asset value per share	$15.21	$16.56	$9.90
Class F-3:	Net assets	$5,074,437	$1,333,842	$61,310
	Shares outstanding	333,538	80,552	6,190
	Net asset value per share	$15.21	$16.56	$9.90
Class R-6:	Net assets	$11
	Shares outstanding	1	Not applicable	Not applicable
	Net asset value per share	$15.21

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	378

Financial statements (continued)
Statements of operations for the year ended July 31, 2026(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest from unaffiliated issuers	$72,635	$196,448	$906,427
Fees and expenses*:
Investment advisory services	4,640	13,481	53,001
Distribution services	1,755	9,502	30,687
Transfer agent services	652	2,085	10,894
Administrative services	682	1,786	7,244
Reports to shareholders	40	96	348
Registration statement and prospectus	251	684	2,354
Trustees’ compensation	21	59	295
Auditing and legal	78	93	175
Custodian	5	15	59
Federal, state and local taxes	3	— †	620
Other	13	15	39
Total fees and expenses before waivers and/or reimbursements	8,140	27,816	105,716
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	116	—
Miscellaneous fee reimbursements	182	—	—
Total fees and expenses after waivers and/or reimbursements	7,958	27,700	105,716
Net investment income	64,677	168,748	800,711
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7,088	18,206	(18,676)
Futures contracts	(2,173)	(5,941)	(19,774)
	4,915	12,265	(38,450)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(10,770)	(4,596)	475,179
Futures contracts	4	29	(2,113)
	(10,766)	(4,567)	473,066
Net realized gain (loss) and unrealized appreciation (depreciation)	(5,851)	7,698	434,616
Net increase (decrease) in net assets resulting from operations	$58,826	$176,446	$1,235,327

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

379	American Funds Tax-Exempt Income Funds

Financial statements (continued)
Statements of operations for the year ended July 31, 2026 (continued)(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Investment income:
Income:
Interest from unaffiliated issuers	$689,936	$131,296	$11,535
Fees and expenses*:
Investment advisory services	38,756	8,872	766
Distribution services	18,261	3,892	489
Transfer agent services	6,744	1,197	110
Administrative services	4,173	1,041	86
Reports to shareholders	283	33	13
Registration statement and prospectus	1,860	299	129
Trustees’ compensation	122	36	3
Auditing and legal	142	93	73
Custodian	33	7	7
Federal, state and local taxes	— †	101	—
Other	159	13	11
Total fees and expenses before waivers and/or reimbursements	70,533	15,584	1,687
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	95	50
Miscellaneous fee reimbursements	—	—	179
Total fees and expenses after waivers and/or reimbursements	70,533	15,489	1,458
Net investment income	619,403	115,807	10,077
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(171,594)	2,440	(713)
Futures contracts	(7,146)	(2,042)	(98)
	(178,740)	398	(811)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	476,775	68,109	8,065
Futures contracts	(3,281)	(338)	(66)
	473,494	67,771	7,999
Net realized gain (loss) and unrealized appreciation (depreciation)	294,754	68,169	7,188
Net increase (decrease) in net assets resulting from operations	$914,157	$183,976	$17,265
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	380

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Year ended July 31,		Year ended July 31,		Year ended July 31,
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$64,677	$57,346	$168,748	$152,263	$800,711	$769,543
Net realized gain (loss)	4,915	(2,357)	12,265	(15,118)	(38,450)	(77,026)
Net unrealized appreciation (depreciation)	(10,766)	20,175	(4,567)	46,359	473,066	(697,128)
Net increase (decrease) in net assets resulting from operations	58,826	75,164	176,446	183,504	1,235,327	(4,611)
Distributions paid or accrued to shareholders	(64,014)	(56,576)	(162,856)	(148,345)	(760,019)	(749,761)
Net capital share transactions	213,082	235,456	395,813	37,023	1,156,445	180,722
Total increase (decrease) in net assets	207,894	254,044	409,403	72,182	1,631,753	(573,650)
Net assets:
Beginning of year	2,159,793	1,905,749	5,613,588	5,541,406	22,865,673	23,439,323
End of year	$2,367,687	$2,159,793	$6,022,991	$5,613,588	$24,497,426	$22,865,673

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
	Year ended July 31,		Year ended July 31,		Year ended July 31,
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$619,403	$599,901	$115,807	$101,105	$10,077	$9,201
Net realized gain (loss)	(178,740)	(20,601)	398	(10,680)	(811)	(1,107)
Net unrealized appreciation (depreciation)	473,494	(559,337)	67,771	(115,072)	7,999	(13,875)
Net increase (decrease) in net assets resulting from operations	914,157	19,963	183,976	(24,647)	17,265	(5,781)
Distributions paid or accrued to shareholders	(564,383)	(569,899)	(110,635)	(98,901)	(9,681)	(8,888)
Net capital share transactions	1,012,194	1,423,640	483,337	176,606	16,928	7,316
Total increase (decrease) in net assets	1,361,968	873,704	556,678	53,058	24,512	(7,353)
Net assets:
Beginning of year	13,753,371	12,879,667	3,112,892	3,059,834	270,169	277,522
End of year	$15,115,339	$13,753,371	$3,669,570	$3,112,892	$294,681	$270,169
Refer to the notes to financial statements.

381	American Funds Tax-Exempt Income Funds

Notes to financial statements
1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end management investment companies.
Each fund’s investment objectives are as follows:
American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.
Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.
The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.
American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.
The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.
American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal,
New York state and New York City income taxes. Its secondary objective is preservation of capital.
American Funds Short-Term Tax-Exempt Bond Fund has five share classes consisting of four retail share classes (Class A, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A and C, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A and C, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*
Class C shares are not available for purchase in American Funds Short-Term Tax-Exempt Bond Fund.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

American Funds Tax-Exempt Income Funds	382

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each share class of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

383	American Funds Tax-Exempt Income Funds

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

American Funds Tax-Exempt Income Funds	384

The funds’ valuation levels as of July 31, 2026, were as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$295,731	$—	$295,731
California	—	240,126	—	240,126
New York	—	215,221	—	215,221
Alabama	—	108,938	—	108,938
Pennsylvania	—	89,848	—	89,848
Florida	—	82,774	—	82,774
Ohio	—	75,443	—	75,443
Illinois	—	75,104	—	75,104
Other	—	962,400	—	962,400
Short-term securities	—	222,396	—	222,396
Total	$—	$2,367,981	$—	$2,367,981

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(64)	$—	$—	$(64)
Total	$(64)	$—	$—	$(64)
Limited Term Tax-Exempt Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$814,123	$—	$814,123
California	—	647,113	—	647,113
New York	—	427,747	—	427,747
Alabama	—	427,428	—	427,428
Illinois	—	253,934	—	253,934
Pennsylvania	—	191,021	—	191,021
New Jersey	—	171,643	—	171,643
Georgia	—	158,150	—	158,150
Florida	—	149,186	—	149,186
Washington	—	146,359	—	146,359
Other	—	2,187,077	—	2,187,077
Short-term securities	—	428,753	—	428,753
Total	$—	$6,002,534	$—	$6,002,534

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(154)	$—	$—	$(154)
Total	$(154)	$—	$—	$(154)
Refer to the end of the table(s) for footnote(s).

385	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$3,046,421	$—	$3,046,421
New York	—	2,592,859	—	2,592,859
California	—	2,361,186	—	2,361,186
Illinois	—	1,869,075	—	1,869,075
Alabama	—	1,417,813	—	1,417,813
Florida	—	923,096	—	923,096
Pennsylvania	—	742,941	—	742,941
Washington	—	639,526	—	639,526
New Hampshire	—	596,393	—	596,393
Michigan	—	504,738	—	504,738
Other	—	8,217,735	—	8,217,735
Short-term securities	—	1,537,443	—	1,537,443
Total	$—	$24,449,226	$—	$24,449,226

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(6,344)	$—	$—	$(6,344)
Total	$(6,344)	$—	$—	$(6,344)
American High-Income Municipal Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,380,901	$—	$1,380,901
Texas	—	1,080,992	19,790	1,100,782
California	—	1,036,333	—	1,036,333
New York	—	984,298	—	984,298
Puerto Rico	—	914,238	—	914,238
Illinois	—	912,227	—	912,227
Florida	—	823,671	—	823,671
Wisconsin	—	731,266	—	731,266
Alabama	—	529,447	—	529,447
Pennsylvania	—	431,075	—	431,075
Other	—	5,092,280	10,280	5,102,560
Rights & warrants	—	2,750	—	2,750
Common stocks	—	—	— †	— †
Short-term securities	—	997,074	—	997,074
Total	$—	$14,916,552	$30,070	$14,946,622

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,070	$—	$—	$1,070
Liabilities:
Unrealized depreciation on futures contracts	(4,215)	—	—	(4,215)
Total	$(3,145)	$—	$—	$(3,145)
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Income Funds	386

The Tax-Exempt Fund of California
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$3,436,791	$—	$3,436,791
Mortgage-backed obligations	—	1,037	—	1,037
Rights & warrants	—	36	—	36
Short-term securities	—	202,297	—	202,297
Total	$—	$3,640,161	$—	$3,640,161

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(486)	$—	$—	$(486)
Total	$(486)	$—	$—	$(486)
American Funds Tax-Exempt Fund of New York
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$286,050	$—	$286,050
Short-term securities	—	5,460	—	5,460
Total	$—	$291,510	$—	$291,510

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(52)	$—	$—	$(52)
Total	$(52)	$—	$—	$(52)
*
Futures contracts are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the funds’ investments may be negatively affected by developments in other countries and regions.

387	American Funds Tax-Exempt Income Funds

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

American Funds Tax-Exempt Income Funds	388

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the funds have greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds — The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and  repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the  funds’ shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit  rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the  insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.
Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.
Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2026, the fund had $10,566,000 in unfunded bond commitments, which would represent .07% of the net assets of the fund should such commitments become due. Net unrealized depreciation on unfunded commitments of $3,378,000 is presented in the fund’s statement of assets and liabilities and is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

389	American Funds Tax-Exempt Income Funds

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):
Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$137,601
Limited Term Tax-Exempt Bond Fund of America	386,110
The Tax-Exempt Bond Fund of America	2,053,187
American High-Income Municipal Bond Fund	1,125,455
The Tax-Exempt Fund of California	216,750
American Funds Tax-Exempt Fund of New York	17,397
The following tables identify the location of and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from the funds’ use of futures contracts as of, or for the year ended, July 31, 2026 (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$64

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,173)	Net unrealized appreciation (depreciation) on futures contracts	$4
Limited Term Tax-Exempt Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$154

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(5,941)	Net unrealized appreciation (depreciation) on futures contracts	$29
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Income Funds	390

The Tax-Exempt Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$6,344

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(19,774)	Net unrealized appreciation (depreciation) on futures contracts	$(2,113)
American High-Income Municipal Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,070	Unrealized depreciation*	$4,215

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(7,146)	Net unrealized appreciation (depreciation) on futures contracts	$(3,281)
The Tax-Exempt Fund of California
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$486

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,042)	Net unrealized appreciation (depreciation) on futures contracts	$(338)
American Funds Tax-Exempt Fund of New York
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$52

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(98)	Net unrealized appreciation (depreciation) on futures contracts	$(66)
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

391	American Funds Tax-Exempt Income Funds

Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. For futures contracts, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statement of operations.
As of and during the year ended July 31, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; paydowns on fixed-income securities; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Additional tax basis disclosures for each fund as of July 31, 2026, were as follows (dollars in thousands):
	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed ordinary income	$686	$2,422	$7,394	$15,504	$1,406	$72
Undistributed tax-exempt income	374	1,766	8,322	9,159	1,026	124
Capital loss carryforward[1]	(30,077)	(174,815)	(674,737)	(411,801)	(59,120)	(9,847)
Capital loss carryforward utilized	5,051	12,490	—	—	955	—
Gross unrealized appreciation on investments	6,485	30,407	157,155	325,379	20,584	1,740
Gross unrealized depreciation on investments	(13,322)	(82,734)	(914,803)	(542,526)	(123,695)	(10,856)
Net unrealized appreciation (depreciation) on investments	(6,837)	(52,327)	(757,648)	(217,147)	(103,111)	(9,116)
Cost of investments	2,374,754	6,054,707	25,200,530	15,160,625	3,742,787	300,574
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	159	336	2,286	7,196	232	39
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Tax-Exempt Income Funds	392

Distributions paid or accrued by each fund were characterized for tax purposes as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$31,420	$371	$31,791	$29,285	$163	$29,448
Class T2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	78	1	79	78	— [3]	78
Class F-2	6,617	76	6,693	6,035	34	6,069
Class F-3	21,799	251	22,050	17,452	101	17,553
Class R-6	3,362	39	3,401	3,408	20	3,428
Total	$63,276	$738	$64,014	$56,258	$318	$56,576
Limited Term Tax-Exempt Bond Fund of America
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$80,022	$643	$80,665	$76,467	$944	$77,411
Class C	171	1	172	182	2	184
Class T2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	633	5	638	647	8	655
Class F-2	19,897	153	20,050	18,013	230	18,243
Class F-3	56,263	444	56,707	46,651	604	47,255
Class R-6	4,589	35	4,624	4,540	57	4,597
Total	$161,575	$1,281	$162,856	$146,500	$1,845	$148,345
The Tax-Exempt Bond Fund of America
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$354,549	$—	$354,549	$350,751	$7,200	$357,951
Class C	2,547	—	2,547	3,232	52	3,284
Class T2	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	4,460	—	4,460	4,699	98	4,797
Class F-2	188,840	—	188,840	179,158	3,802	182,960
Class F-3	209,623	—	209,623	196,570	4,199	200,769
Class R-6	— [3]	—	— [3]	— [3]	— [3]	— [3]
Total	$760,019	$—	$760,019	$734,410	$15,351	$749,761
Refer to the end of the table(s) for footnote(s).

393	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$218,128	$3,186	$221,314	$208,925	$3,383	$212,308
Class C	2,576	36	2,612	3,059	36	3,095
Class T2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	5,741	83	5,824	4,994	92	5,086
Class F-2	143,964	2,096	146,060	125,385	2,126	127,511
Class F-3	182,909	2,643	185,552	162,517	2,744	165,261
Class R-6	3,021	—	3,021	55,677	961	56,638
Total	$556,339	$8,044	$564,383	$560,557	$9,342	$569,899
The Tax-Exempt Fund of California
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$44,413	$—	$44,413	$42,191	$740	$42,931
Class C	402	—	402	451	6	457
Class T2	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	1,104	—	1,104	1,198	21	1,219
Class F-2	25,012	—	25,012	21,304	384	21,688
Class F-3	39,704	—	39,704	32,022	584	32,606
Total	$110,635	$—	$110,635	$97,166	$1,735	$98,901
American Funds Tax-Exempt Fund of New York
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$5,959	$—	$5,959	$5,768	$—	$5,768
Class C	87	—	87	110	—	110
Class T2	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	31	—	31	19	—	19
Class F-2	1,562	—	1,562	1,344	—	1,344
Class F-3	2,042	—	2,042	1,647	—	1,647
Total	$9,681	$—	$9,681	$8,888	$—	$8,888
2
Effective 6/26/2026, Class T shares were closed and deregistered.
3
Amount less than one thousand.

American Funds Tax-Exempt Income Funds	394

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, CCG and AFS are considered related parties to each fund.
Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. From August 1, 2025 through February 28, 2026, the investment advisory services fee for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, consisted of both an asset-based component and an income component. The asset-based component is based on annual rates that generally decrease as net asset levels increase and the income component was based on a series of decreasing rates on each fund’s monthly gross income.
On November 25, 2025, shareholders of the funds approved amendments to the investment advisory and service agreements to remove the income component and revise the advisory fee schedules for Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, and American Funds Tax-Exempt Fund of New York, effective March 1, 2026. The following tables provide the range of rates, net asset levels and gross income levels for each fund before and after the new agreements became effective:
	Prior to March 1, 2026				Effective March 1, 2026
	Rates		Net asset levels (in billions)		Rates		Net asset levels (in billions)
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
American Funds Short-Term Tax-Exempt Bond Fund	0.204%	0.175%	$15.0	$15.0	0.204%	0.175%	$15.0	$15.0
Limited Term Tax-Exempt Bond Fund of America	0.143	0.120	15.0	15.0	0.224	0.195	15.0	15.0
The Tax-Exempt Bond Fund of America	0.300	0.105	0.6	28.0	0.253	0.197	15.0	17.0
American High-Income Municipal Bond Fund	0.151	0.130	15.0	15.0	0.280	0.245	15.0	15.0
The Tax-Exempt Fund of California	0.157	0.130	15.0	15.0	0.253	0.212	15.0	15.0
American Funds Tax-Exempt Fund of New York	0.157	0.130	15.0	15.0	0.253	0.212	15.0	15.0

	Prior to March 1, 2026				Effective March 1, 2026
	Rates		Monthly gross income		Rates		Monthly gross income
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
American Funds Short-Term Tax-Exempt Bond Fund	Not applicable				Not applicable
Limited Term Tax-Exempt Bond Fund of America	3.00%	2.50%	$3,333,333	$3,333,333
The Tax-Exempt Bond Fund of America	3.00	2.00	3,333,333	8,333,333
American High-Income Municipal Bond Fund	3.00	2.50	3,333,333	3,333,333
The Tax-Exempt Fund of California	3.00	2.50	3,333,333	3,333,333
American Funds Tax-Exempt Fund of New York	3.00	2.50	3,333,333	3,333,333

395	American Funds Tax-Exempt Income Funds

Investment advisory services waiver — Prior to March 1, 2026, the effective date of the amended advisory services agreement, CRMC waived a portion of the investment advisory services fees for some of the funds.  During the year ended July 31, 2026, total investment advisory services fees waived by CRMC were $116,000, $95,000, and $50,000 for Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, respectively. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.
The annualized investment advisory services fee rates for the year ended July 31, 2026, before and after the waiver, are as follows:
Fund	Annualized rates
	Before waiver	After waiver
American Funds Short-Term Tax-Exempt Bond Fund	.204%	.204%
Limited Term Tax-Exempt Bond Fund of America	.226	.224
The Tax-Exempt Bond Fund of America	.219	.219
American High-Income Municipal Bond Fund	.279	.279
The Tax-Exempt Fund of California	.256	.253
American Funds Tax-Exempt Fund of New York	.266	.249
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:
Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Income Funds	396

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class of each fund reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2026, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):
Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,584
Limited-Term Tax-Exempt Bond Fund of America	613
The Tax-Exempt Bond Fund of America	9,375
American High-Income Municipal Bond Fund	1,735
The Tax-Exempt Fund of California	1,704
American Funds Tax-Exempt Fund of New York	201
Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of its respective fund shareholders.
Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.
For the year ended July 31, 2026, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$1,747	$468	$349
Class T*	—	— †	— †
Class F-1	8	4	1
Class F-2	Not applicable	165	70
Class F-3	Not applicable	13	227
Class R-6	Not applicable	2	35
Total class-specific expenses	$1,755	$652	$682
Limited Term Tax-Exempt Bond Fund of America
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$9,349	$1,248	$935
Class C	92	4	3
Class T*	—	— †	— †
Class F-1	61	31	7
Class F-2	Not applicable	763	213
Class F-3	Not applicable	36	581
Class R-6	Not applicable	3	47
Total class-specific expenses	$9,502	$2,085	$1,786
The Tax-Exempt Bond Fund of America
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$29,200	$3,988	$3,504
Class C	1,115	39	33
Class T*	—	— †	— †
Class F-1	372	179	45
Class F-2	Not applicable	6,556	1,766
Class F-3	Not applicable	132	1,896
Class R-6	Not applicable	— †	— †
Total class-specific expenses	$30,687	$10,894	$7,244
Refer to the end of the table(s) for footnote(s).
American High-Income Municipal Bond Fund
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$17,069	$2,529	$1,707
Class C	818	37	25
Class T*	—	— †	— †
Class F-1	374	179	45
Class F-2	Not applicable	3,910	1,063
Class F-3	Not applicable	88	1,316
Class R-6	Not applicable	1	17
Total class-specific expenses	$18,261	$6,744	$4,173

397	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,626	$326	$435
Class C	174	4	5
Class T*	—	— †	— †
Class F-1	92	44	11
Class F-2	Not applicable	800	232
Class F-3	Not applicable	23	358
Total class-specific expenses	$3,892	$1,197	$1,041
American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$452	$56	$54
Class C	34	1	1
Class T*	—	— †	— †
Class F-1	3	1	— †
Class F-2	Not applicable	51	14
Class F-3	Not applicable	1	17
Total class-specific expenses	$489	$110	$86
*
Effective 6/26/2026, Class T shares were closed and deregistered.
†
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous fees and expenses exclude investment advisory services fees and distribution services fees. For the year ended July 31, 2026, total fees and expenses reimbursed by CRMC were $182,000 and $179,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. CRMC does not intend to recoup these reimbursements. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in each fund’s prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$14	$7	$21
Limited Term Tax-Exempt Bond Fund of America	38	21	59
The Tax-Exempt Bond Fund of America	157	138	295
American High-Income Municipal Bond Fund	87	35	122
The Tax-Exempt Fund of California	22	14	36
American Funds Tax-Exempt Fund of New York	2	1	3
Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the funds.
Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain (loss) from such sales, if any, as of July 31, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
American Funds Short-Term Tax-Exempt Bond Fund	$—	$11,878	$176
Limited Term Tax-Exempt Bond Fund of America	7,377	7,895	(278)
The Tax-Exempt Bond Fund of America	9,943	19,191	(1,053)
American High-Income Municipal Bond Fund	27,623	1,612,732	(120,950)

American Funds Tax-Exempt Income Funds	398

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the year ended July 31, 2026.
8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended July 31, 2026.
9. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$307,610	30,517	$31,438	3,120	$(277,436)	(27,516)	$61,612	6,121
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	729	72	78	8	(871)	(86)	(64)	(6)
Class F-2	83,632	8,296	6,472	642	(67,997)	(6,748)	22,107	2,190
Class F-3	287,431	28,517	22,024	2,186	(180,009)	(17,855)	129,446	12,848
Class R-6	8,862	879	3,401	337	(12,272)	(1,218)	(9)	(2)
Total net increase (decrease)	$688,264	68,281	$63,413	6,293	$(538,595)	(53,424)	$213,082	21,150
Year ended July 31, 2025
Class A	$316,682	31,787	$29,093	2,915	$(313,740)	(31,471)	$32,035	3,231
Class T	—	—	—	—	—	—	—	—
Class F-1	751	75	78	8	(954)	(96)	(125)	(13)
Class F-2	89,513	8,990	5,802	581	(64,041)	(6,427)	31,274	3,144
Class F-3	309,555	31,027	17,539	1,758	(147,785)	(14,832)	179,309	17,953
Class R-6	13,278	1,332	3,428	343	(23,743)	(2,382)	(7,037)	(707)
Total net increase (decrease)	$729,779	73,211	$55,940	5,605	$(550,263)	(55,208)	$235,456	23,608
Refer to the end of the table(s) for footnote(s).

399	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$473,274	30,259	$78,898	5,047	$(574,195)	(36,713)	$(22,023)	(1,407)
Class C	1,164	74	170	11	(2,421)	(154)	(1,087)	(69)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	3,544	227	626	40	(5,386)	(345)	(1,216)	(78)
Class F-2	214,091	13,682	18,774	1,201	(168,489)	(10,776)	64,376	4,107
Class F-3	597,968	38,259	56,405	3,608	(297,772)	(19,042)	356,601	22,825
Class R-6	12,179	778	4,624	296	(17,631)	(1,128)	(828)	(54)
Total net increase (decrease)	$1,302,220	83,279	$159,497	10,203	$(1,065,904)	(68,159)	$395,813	25,323
Year ended July 31, 2025
Class A	$542,866	35,389	$75,550	4,917	$(664,314)	(43,280)	$(45,898)	(2,974)
Class C	1,248	81	181	12	(3,566)	(232)	(2,137)	(139)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,504	98	641	42	(6,300)	(410)	(4,155)	(270)
Class F-2	180,519	11,767	17,039	1,109	(216,221)	(14,093)	(18,663)	(1,217)
Class F-3	411,092	26,758	47,002	3,059	(341,034)	(22,242)	117,060	7,575
Class R-6	17,207	1,121	4,598	299	(30,989)	(2,017)	(9,184)	(597)
Total net increase (decrease)	$1,154,436	75,214	$145,011	9,438	$(1,262,424)	(82,274)	$37,023	2,378
The Tax-Exempt Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$1,697,531	136,365	$341,389	27,415	$(2,032,887)	(163,455)	$6,033	325
Class C	10,800	868	2,503	201	(45,973)	(3,694)	(32,670)	(2,625)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	20,938	1,681	4,358	350	(42,194)	(3,397)	(16,898)	(1,366)
Class F-2	1,606,157	129,004	177,335	14,239	(1,295,305)	(104,157)	488,187	39,086
Class F-3	1,757,842	141,239	201,502	16,180	(1,247,541)	(100,403)	711,803	57,016
Class R-6	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Total net increase (decrease)	$5,093,268	409,157	$727,087	58,385	$(4,663,910)	(375,107)	$1,156,445	92,435
Year ended July 31, 2025
Class A	$1,866,245	150,721	$344,739	27,937	$(2,307,530)	(187,323)	$(96,546)	(8,665)
Class C	15,487	1,251	3,218	261	(54,655)	(4,421)	(35,950)	(2,909)
Class T	—	—	—	—	—	—	—	—
Class F-1	52,773	4,243	4,685	380	(47,545)	(3,847)	9,913	776
Class F-2	2,033,397	164,963	171,488	13,897	(2,054,447)	(167,577)	150,438	11,283
Class F-3	1,985,818	161,091	195,809	15,870	(2,028,760)	(165,534)	152,867	11,427
Class R-6	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Total net increase (decrease)	$5,953,720	482,269	$719,939	58,345	$(6,492,937)	(528,702)	$180,722	11,912
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Income Funds	400

American High-Income Municipal Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$1,066,812	69,745	$213,771	13,974	$(962,977)	(63,062)	$317,606	20,657
Class C	14,873	972	2,553	167	(28,752)	(1,880)	(11,326)	(741)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	80,043	5,231	5,712	373	(47,070)	(3,083)	38,685	2,521
Class F-2	1,618,175	105,822	136,669	8,932	(1,070,375)	(70,642)	684,469	44,112
Class F-3	2,141,897	140,076	170,221	11,122	(966,115)	(63,498)	1,346,003	87,700
Class R-6	305	20	— [3]	— [3]	(1,363,538)	(91,945)	(1,363,233)	(91,925)
Total net increase (decrease)	$4,922,105	321,866	$528,926	34,568	$(4,438,837)	(294,111)	$1,012,194	62,323
Year ended July 31, 2025
Class A	$1,116,769	73,202	$204,225	13,425	$(963,506)	(63,437)	$357,488	23,190
Class C	15,527	1,019	3,012	198	(36,333)	(2,385)	(17,794)	(1,168)
Class T	— [3]	—	—	—	—	—	— [3]	—
Class F-1	82,108	5,356	5,022	330	(66,325)	(4,378)	20,805	1,308
Class F-2	1,454,393	95,729	119,681	7,870	(922,445)	(61,067)	651,629	42,532
Class F-3	1,797,174	118,632	156,957	10,319	(1,694,139)	(112,724)	259,992	16,227
Class R-6	116,576	7,685	56,642	3,724	(21,698)	(1,421)	151,520	9,988
Total net increase (decrease)	$4,582,547	301,623	$545,539	35,866	$(3,704,446)	(245,412)	$1,423,640	92,077
The Tax-Exempt Fund of California
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$249,719	14,918	$41,555	2,481	$(245,851)	(14,719)	$45,423	2,680
Class C	2,490	149	395	23	(6,092)	(364)	(3,207)	(192)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	7,348	438	1,089	65	(8,356)	(501)	81	2
Class F-2	273,137	16,376	23,659	1,413	(153,399)	(9,174)	143,397	8,615
Class F-3	434,206	25,961	39,622	2,365	(176,175)	(10,579)	297,653	17,747
Total net increase (decrease)	$966,900	57,842	$106,320	6,347	$(589,883)	(35,338)	$483,337	28,851
Year ended July 31, 2025
Class A	$255,219	15,361	$40,041	2,412	$(296,089)	(17,873)	$(829)	(100)
Class C	3,030	183	450	27	(6,837)	(412)	(3,357)	(202)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,699	344	1,201	72	(14,202)	(857)	(7,302)	(441)
Class F-2	355,866	21,661	20,462	1,233	(329,879)	(20,166)	46,449	2,728
Class F-3	349,442	21,015	32,527	1,961	(240,324)	(14,570)	141,645	8,406
Total net increase (decrease)	$969,256	58,564	$94,681	5,705	$(887,331)	(53,878)	$176,606	10,391
Refer to the end of the table(s) for footnote(s).

401	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$26,994	2,698	$5,509	551	$(31,605)	(3,165)	$898	84
Class C	612	61	82	8	(1,074)	(107)	(380)	(38)
Class T2	—	—	—	—	(9)	(1)	(9)	(1)
Class F-1	3,591	359	31	3	(2,924)	(291)	698	71
Class F-2	15,162	1,519	1,544	155	(12,250)	(1,228)	4,456	446
Class F-3	17,498	1,755	2,035	204	(8,268)	(832)	11,265	1,127
Total net increase (decrease)	$63,857	6,392	$9,201	921	$(56,130)	(5,624)	$16,928	1,689
Year ended July 31, 2025
Class A	$30,307	3,028	$5,302	531	$(37,794)	(3,795)	$(2,185)	(236)
Class C	347	34	104	11	(2,282)	(228)	(1,831)	(183)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,582	256	18	2	(2,512)	(251)	88	7
Class F-2	19,218	1,931	1,344	134	(14,764)	(1,485)	5,798	580
Class F-3	14,620	1,458	1,636	164	(10,810)	(1,081)	5,446	541
Total net increase (decrease)	$67,074	6,707	$8,404	842	$(68,162)	(6,840)	$7,316	709
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T shares were closed and deregistered.
3
Amount less than one thousand.
11. Investment transactions

Each fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended July 31, 2026, as follows (dollars in thousands):
Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$1,239,256	$1,093,378
Limited Term Tax-Exempt Bond Fund of America	2,738,700	2,536,187
The Tax-Exempt Bond Fund of America	6,299,589	5,420,080
American High-Income Municipal Bond Fund	4,675,402	4,136,723
The Tax-Exempt Fund of California	1,286,128	852,111
American Funds Tax-Exempt Fund of New York	52,101	32,014

American Funds Tax-Exempt Income Funds	402

Financial highlights
American Funds Short-Term Tax-Exempt Bond Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$10.03	$.28	$(.02 )	$.26	$(.28 )	$—	$(.28 )	$10.01	2.56%	$1,186	.44%	.43%	2.76%
7/31/2025	9.94	.27	.09	.36	(.27 )	—	(.27 )	10.03	3.67	1,127.45		.44	2.74
7/31/2024	9.81	.25	.12	.37	(.24 )	—	(.24 )	9.94	3.81	1,085.45		.44	2.49
7/31/2023	9.95	.18	(.14 )	.04	(.18 )	—	(.18 )	9.81	.40	1,218.45		.43	1.86
7/31/2022	10.33	.06	(.36 )	(.30 )	(.06 )	(.02 )	(.08 )	9.95	(2.91)	1,318.53		.53	.58
Class F-1:
7/31/2026	10.03	.26	(.02 )	.24	(.26 )	—	(.26 )	10.01	2.37	3.63		.62	2.57
7/31/2025	9.94	.25	.09	.34	(.25 )	—	(.25 )	10.03	3.47	3.63		.62	2.56
7/31/2024	9.81	.23	.12	.35	(.22 )	—	(.22 )	9.94	3.60	3.64		.63	2.29
7/31/2023	9.95	.16	(.14 )	.02	(.16 )	—	(.16 )	9.81	.21	5.63		.61	1.68
7/31/2022	10.33	.04	(.36 )	(.32 )	(.04 )	(.02 )	(.06 )	9.95	(3.09)	6.73		.73	.36
Class F-2:
7/31/2026	10.03	.29	(.02 )	.27	(.29 )	—	(.29 )	10.01	2.69	251.32		.31	2.88
7/31/2025	9.94	.28	.09	.37	(.28 )	—	(.28 )	10.03	3.79	229.33		.32	2.87
7/31/2024	9.81	.26	.12	.38	(.25 )	—	(.25 )	9.94	3.93	196.33		.32	2.61
7/31/2023	9.95	.19	(.14 )	.05	(.19 )	—	(.19 )	9.81	.51	251.34		.32	1.96
7/31/2022	10.33	.07	(.36 )	(.29 )	(.07 )	(.02 )	(.09 )	9.95	(2.79)	293.42		.42	.68
Class F-3:
7/31/2026	10.03	.29	(.02 )	.27	(.29 )	—	(.29 )	10.01	2.76	813.25		.25	2.95
7/31/2025	9.94	.29	.09	.38	(.29 )	—	(.29 )	10.03	3.87	686.25		.25	2.94
7/31/2024	9.81	.27	.12	.39	(.26 )	—	(.26 )	9.94	4.00	501.25		.25	2.69
7/31/2023	9.95	.20	(.14 )	.06	(.20 )	—	(.20 )	9.81	.58	531.26		.25	2.07
7/31/2022	10.33	.08	(.36 )	(.28 )	(.08 )	(.02 )	(.10 )	9.95	(2.72)	335.33		.33	.85
Class R-6:
7/31/2026	10.03	.29	(.02 )	.27	(.29 )	—	(.29 )	10.01	2.76	115.25		.25	2.95
7/31/2025	9.94	.29	.09	.38	(.29 )	—	(.29 )	10.03	3.87	115.25		.25	2.93
7/31/2024	9.81	.27	.12	.39	(.26 )	—	(.26 )	9.94	4.00	121.26		.25	2.68
7/31/2023	9.95	.20	(.14 )	.06	(.20 )	—	(.20 )	9.81	.58	204.26		.25	2.03
7/31/2022	10.33	.08	(.36 )	(.28 )	(.08 )	(.02 )	(.10 )	9.95	(2.72)	253.35		.35	.75

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	53%	56%	42%	53%[5]	53%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
[5]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital
Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 60% without the adjustment.

Refer to the notes to financial statements.

403	American Funds Tax-Exempt Income Funds

Financial highlights (continued)
Limited Term Tax-Exempt Bond Fund of America

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$15.41	$.42	$.03	$.45	$(.40 )	$—	$(.40 )	$15.46	2.95%	$3,064	.61%	.61%	2.69%
7/31/2025	15.31	.40	.09	.49	(.39 )	—	(.39 )	15.41	3.22	3,077.61		.61	2.59
7/31/2024	15.08	.35	.22	.57	(.34 )	—	(.34 )	15.31	3.80	3,102.60		.60	2.33
7/31/2023	15.29	.26	(.21 )	.05	(.26 )	—	(.26 )	15.08	.31	3,431.59		.58	1.75
7/31/2022	16.22	.13	(.85 )	(.72 )	(.13 )	(.08 )	(.21 )	15.29	(4.46)	3,959.57		.57	.85
Class C:
7/31/2026	15.41	.31	.03	.34	(.29 )	—	(.29 )	15.46	2.23	8	1.31	1.31	1.99
7/31/2025	15.31	.29	.09	.38	(.28 )	—	(.28 )	15.41	2.49	9	1.31	1.31	1.89
7/31/2024	15.08	.24	.22	.46	(.23 )	—	(.23 )	15.31	3.08	11	1.30	1.30	1.63
7/31/2023	15.29	.15	(.21 )	(.06 )	(.15 )	—	(.15 )	15.08	(.39 )	15	1.29	1.28	1.05
7/31/2022	16.22	.02	(.85 )	(.83 )	(.02 )	(.08 )	(.10 )	15.29	(5.13)	17	1.27	1.27	.15
Class F-1:
7/31/2026	15.41	.42	.03	.45	(.40 )	—	(.40 )	15.46	2.92	24.64		.64	2.66
7/31/2025	15.31	.39	.09	.48	(.38 )	—	(.38 )	15.41	3.18	25.64		.64	2.56
7/31/2024	15.08	.34	.22	.56	(.33 )	—	(.33 )	15.31	3.77	29.64		.64	2.29
7/31/2023	15.29	.25	(.21 )	.04	(.25 )	—	(.25 )	15.08	.28	39.62		.62	1.70
7/31/2022	16.22	.13	(.85 )	(.72 )	(.13 )	(.08 )	(.21 )	15.29	(4.50)	54.61		.61	.79
Class F-2:
7/31/2026	15.41	.46	.03	.49	(.44 )	—	(.44 )	15.46	3.19	727.38		.38	2.92
7/31/2025	15.31	.43	.09	.52	(.42 )	—	(.42 )	15.41	3.46	661.38		.37	2.82
7/31/2024	15.08	.38	.22	.60	(.37 )	—	(.37 )	15.31	4.04	676.37		.37	2.56
7/31/2023	15.29	.29	(.21 )	.08	(.29 )	—	(.29 )	15.08	.55	891.35		.35	1.98
7/31/2022	16.22	.17	(.85 )	(.68 )	(.17 )	(.08 )	(.25 )	15.29	(4.24)	1,022.34		.34	1.08
Class F-3:
7/31/2026	15.41	.48	.03	.51	(.46 )	—	(.46 )	15.46	3.30	2,044.27		.27	3.03
7/31/2025	15.31	.45	.09	.54	(.44 )	—	(.44 )	15.41	3.58	1,686.27		.26	2.94
7/31/2024	15.08	.40	.22	.62	(.39 )	—	(.39 )	15.31	4.16	1,559.26		.26	2.68
7/31/2023	15.29	.31	(.21 )	.10	(.31 )	—	(.31 )	15.08	.65	1,532.25		.24	2.11
7/31/2022	16.22	.19	(.85 )	(.66 )	(.19 )	(.08 )	(.27 )	15.29	(4.14)	1,054.23		.23	1.19
Class R-6:
7/31/2026	15.41	.48	.03	.51	(.46 )	—	(.46 )	15.46	3.30	156.27		.27	3.03
7/31/2025	15.31	.45	.09	.54	(.44 )	—	(.44 )	15.41	3.58	156.27		.26	2.93
7/31/2024	15.08	.40	.22	.62	(.39 )	—	(.39 )	15.31	4.16	164.26		.26	2.67
7/31/2023	15.29	.31	(.21 )	.10	(.31 )	—	(.31 )	15.08	.65	752.25		.24	2.09
7/31/2022	16.22	.19	(.85 )	(.66 )	(.19 )	(.08 )	(.27 )	15.29	(4.14)	839.23		.23	1.19

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	46%	44%	33%	39%[5]	47%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
[5]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital
Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 45% without the adjustment.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	404

Financial highlights (continued)
The Tax-Exempt Bond Fund of America

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$12.07	$.40	$.24	$.64	$(.38 )	$—	$(.38 )	$12.33	5.30%	$11,572	.55%	3.20%
7/31/2025	12.45	.39	(.40 )	(.01 )	(.37 )	—	(.37 )	12.07	(.07 )	11,325.53		3.12
7/31/2024	12.20	.37	.23	.60	(.35 )	—	(.35 )	12.45	5.04	11,790.53		3.03
7/31/2023	12.46	.32	(.27 )	.05	(.31 )	—	(.31 )	12.20	.48	11,644.53		2.66
7/31/2022	13.78	.26	(1.25)	(.99 )	(.26 )	(.07 )	(.33 )	12.46	(7.28)	12,649.50		2.01
Class C:
7/31/2026	12.07	.30	.24	.54	(.28 )	—	(.28 )	12.33	4.51	95	1.30	2.45
7/31/2025	12.45	.30	(.40 )	(.10 )	(.28 )	—	(.28 )	12.07	(.84 )	125	1.28	2.37
7/31/2024	12.20	.28	.23	.51	(.26 )	—	(.26 )	12.45	4.24	165	1.28	2.28
7/31/2023	12.46	.23	(.27 )	(.04 )	(.22 )	—	(.22 )	12.20	(.27 )	218	1.28	1.90
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16 )	(.07 )	(.23 )	12.46	(7.97)	289	1.25	1.25
Class F-1:
7/31/2026	12.07	.39	.24	.63	(.37 )	—	(.37 )	12.33	5.21	143.63		3.12
7/31/2025	12.45	.38	(.40 )	(.02 )	(.36 )	—	(.36 )	12.07	(.15 )	156.61		3.04
7/31/2024	12.20	.36	.23	.59	(.34 )	—	(.34 )	12.45	4.96	152.62		2.95
7/31/2023	12.46	.31	(.27 )	.04	(.30 )	—	(.30 )	12.20	.40	185.61		2.58
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25 )	(.07 )	(.32 )	12.46	(7.35)	227.59		1.92
Class F-2:
7/31/2026	12.07	.42	.24	.66	(.40 )	—	(.40 )	12.33	5.48	6,084.38		3.38
7/31/2025	12.45	.42	(.40 )	.02	(.40 )	—	(.40 )	12.07	.11	5,484.36		3.29
7/31/2024	12.20	.40	.23	.63	(.38 )	—	(.38 )	12.45	5.24	5,516.35		3.21
7/31/2023	12.46	.34	(.27 )	.07	(.33 )	—	(.33 )	12.20	.66	5,135.35		2.84
7/31/2022	13.78	.28	(1.25)	(.97 )	(.28 )	(.07 )	(.35 )	12.46	(7.11)	5,047.33		2.18
Class F-3:
7/31/2026	12.07	.43	.24	.67	(.41 )	—	(.41 )	12.33	5.59	6,603.27		3.49
7/31/2025	12.45	.43	(.40 )	.03	(.41 )	—	(.41 )	12.07	.22	5,776.25		3.41
7/31/2024	12.20	.41	.23	.64	(.39 )	—	(.39 )	12.45	5.35	5,816.25		3.32
7/31/2023	12.46	.36	(.27 )	.09	(.35 )	—	(.35 )	12.20	.76	5,108.24		2.94
7/31/2022	13.78	.30	(1.25)	(.95 )	(.30 )	(.07 )	(.37 )	12.46	(7.01)	6,245.22		2.29
Class R-6:
7/31/2026	12.07	.43	.24	.67	(.41 )	—	(.41 )	12.33	5.59	— [3]	.27	3.48
7/31/2025	12.45	.42	(.40 )	.02	(.40 )	—	(.40 )	12.07	.14	— [3]	.26	3.39
7/31/2024	12.20	.41	.23	.64	(.39 )	—	(.39 )	12.45	5.35	— [3]	.25	3.32
7/31/2023	12.46	.36	(.27 )	.09	(.35 )	—	(.35 )	12.20	.76	675.24		2.95
7/31/2022	13.78	.30	(1.25)	(.95 )	(.30 )	(.07 )	(.37 )	12.46	(7.01)	693.22		2.30

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	24%	24%	26%	23%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $1 million.
[4]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

405	American Funds Tax-Exempt Income Funds

Financial highlights (continued)
American High-Income Municipal Bond Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$14.77	$.66	$.38	$1.04	$(.60 )	$—	$(.60 )	$15.21	7.06%	$5,803	.67%	.67%	4.29%
7/31/2025	15.35	.63	(.61 )	.02	(.60 )	—	(.60 )	14.77	.09	5,329.66		.66	4.18
7/31/2024	14.68	.64	.61	1.25	(.58 )	—	(.58 )	15.35	8.77	5,182.66		.65	4.36
7/31/2023	15.30	.58	(.67 )	(.09 )	(.53 )	—	(.53 )	14.68	(.49 )	4,849.65		.64	3.98
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46 )	(.13 )	(.59 )	15.30	(7.78)	5,354.63		.63	2.95
Class C:
7/31/2026	14.77	.55	.38	.93	(.49 )	—	(.49 )	15.21	6.30	76	1.37	1.37	3.59
7/31/2025	15.35	.52	(.61 )	(.09 )	(.49 )	—	(.49 )	14.77	(.63 )	85	1.36	1.36	3.48
7/31/2024	14.68	.53	.61	1.14	(.47 )	—	(.47 )	15.35	7.97	106	1.38	1.37	3.65
7/31/2023	15.30	.48	(.67 )	(.19 )	(.43 )	—	(.43 )	14.68	(1.21)	124	1.37	1.36	3.26
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35 )	(.13 )	(.48 )	15.30	(8.43)	161	1.33	1.33	2.23
Class F-1:
7/31/2026	14.77	.65	.38	1.03	(.59 )	—	(.59 )	15.21	7.04	168.69		.69	4.26
7/31/2025	15.35	.63	(.61 )	.02	(.60 )	—	(.60 )	14.77	.08	126.69		.69	4.16
7/31/2024	14.68	.64	.61	1.25	(.58 )	—	(.58 )	15.35	8.73	111.69		.68	4.32
7/31/2023	15.30	.58	(.67 )	(.09 )	(.53 )	—	(.53 )	14.68	(.52 )	97.68		.67	3.95
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46 )	(.13 )	(.59 )	15.30	(7.81)	100.66		.66	2.91
Class F-2:
7/31/2026	14.77	.69	.38	1.07	(.63 )	—	(.63 )	15.21	7.31	3,994.44		.44	4.52
7/31/2025	15.35	.67	(.61 )	.06	(.64 )	—	(.64 )	14.77	.34	3,226.43		.43	4.41
7/31/2024	14.68	.68	.61	1.29	(.62 )	—	(.62 )	15.35	9.03	2,699.43		.42	4.58
7/31/2023	15.30	.61	(.67 )	(.06 )	(.56 )	—	(.56 )	14.68	(.26 )	2,130.42		.41	4.22
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50 )	(.13 )	(.63 )	15.30	(7.57)	1,784.39		.39	3.20
Class F-3:
7/31/2026	14.77	.71	.38	1.09	(.65 )	—	(.65 )	15.21	7.43	5,074.33		.33	4.62
7/31/2025	15.35	.69	(.61 )	.08	(.66 )	—	(.66 )	14.77	.45	3,630.32		.32	4.52
7/31/2024	14.68	.69	.61	1.30	(.63 )	—	(.63 )	15.35	9.14	3,524.32		.31	4.69
7/31/2023	15.30	.63	(.67 )	(.04 )	(.58 )	—	(.58 )	14.68	(.15 )	2,654.31		.30	4.32
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52 )	(.13 )	(.65 )	15.30	(7.47)	2,302.29		.29	3.32
Class R-6:
7/31/2026	14.77	.71	.38	1.09	(.65 )	—	(.65 )	15.21	7.42	— [4]	.31	.31	5.43
7/31/2025	15.35	.69	(.61 )	.08	(.66 )	—	(.66 )	14.77	.45	1,358.32		.32	4.52
7/31/2024	14.68	.69	.61	1.30	(.63 )	—	(.63 )	15.35	9.14	1,258.32		.31	4.70
7/31/2023	15.30	.63	(.67 )	(.04 )	(.58 )	—	(.58 )	14.68	(.15 )	1,137.31		.31	4.32
7/31/2022	17.20	.53	(1.78)	(1.25)	(.52 )	(.13 )	(.65 )	15.30	(7.47)	1,149.29		.29	3.31

	Year ended July 31,
	2026[5]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	32%	28%	29%	26%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Amount less than $1 million.
[5]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	406

Financial highlights (continued)
The Tax-Exempt Fund of California

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$16.15	$.54	$.38	$.92	$(.51 )	$—	$(.51 )	$16.56	5.72%	$1,460	.58%	.57%	3.21%
7/31/2025	16.78	.51	(.64 )	(.13 )	(.50 )	—	(.50 )	16.15	(.82 )	1,381.57		.57	3.07
7/31/2024	16.37	.49	.39	.88	(.47 )	—	(.47 )	16.78	5.49	1,436.57		.57	3.00
7/31/2023	16.72	.44	(.37 )	.07	(.42 )	—	(.42 )	16.37	.49	1,520.56		.56	2.71
7/31/2022	18.54	.37	(1.75)	(1.38)	(.37 )	(.07 )	(.44 )	16.72	(7.57)	1,677.57		.57	2.10
Class C:
7/31/2026	16.15	.42	.38	.80	(.39 )	—	(.39 )	16.56	4.93	16	1.33	1.32	2.46
7/31/2025	16.78	.38	(.64 )	(.26 )	(.37 )	—	(.37 )	16.15	(1.59)	18	1.32	1.32	2.32
7/31/2024	16.37	.37	.39	.76	(.35 )	—	(.35 )	16.78	4.68	22	1.32	1.32	2.25
7/31/2023	16.72	.32	(.37 )	(.05 )	(.30 )	—	(.30 )	16.37	(.27 )	29	1.31	1.31	1.96
7/31/2022	18.54	.24	(1.75)	(1.51)	(.24 )	(.07 )	(.31 )	16.72	(8.26)	39	1.32	1.32	1.34
Class F-1:
7/31/2026	16.15	.53	.38	.91	(.50 )	—	(.50 )	16.56	5.62	38.67		.67	3.12
7/31/2025	16.78	.49	(.64 )	(.15 )	(.48 )	—	(.48 )	16.15	(.92 )	37.66		.66	2.97
7/31/2024	16.37	.48	.39	.87	(.46 )	—	(.46 )	16.78	5.39	46.67		.67	2.91
7/31/2023	16.72	.43	(.37 )	.06	(.41 )	—	(.41 )	16.37	.40	48.65		.65	2.63
7/31/2022	18.54	.35	(1.75)	(1.40)	(.35 )	(.07 )	(.42 )	16.72	(7.66)	50.66		.66	2.00
Class F-2:
7/31/2026	16.15	.57	.38	.95	(.54 )	—	(.54 )	16.56	5.90	822.41		.40	3.38
7/31/2025	16.78	.54	(.64 )	(.10 )	(.53 )	—	(.53 )	16.15	(.65 )	663.40		.40	3.25
7/31/2024	16.37	.52	.39	.91	(.50 )	—	(.50 )	16.78	5.69	643.39		.39	3.19
7/31/2023	16.72	.47	(.37 )	.10	(.45 )	—	(.45 )	16.37	.67	558.38		.38	2.90
7/31/2022	18.54	.40	(1.75)	(1.35)	(.40 )	(.07 )	(.47 )	16.72	(7.41)	528.39		.39	2.27
Class F-3:
7/31/2026	16.15	.59	.38	.97	(.56 )	—	(.56 )	16.56	6.01	1,334.30		.30	3.48
7/31/2025	16.78	.55	(.64 )	(.09 )	(.54 )	—	(.54 )	16.15	(.55 )	1,014.30		.30	3.35
7/31/2024	16.37	.54	.39	.93	(.52 )	—	(.52 )	16.78	5.79	913.29		.29	3.28
7/31/2023	16.72	.49	(.37 )	.12	(.47 )	—	(.47 )	16.37	.76	589.29		.29	2.99
7/31/2022	18.54	.42	(1.75)	(1.33)	(.42 )	(.07 )	(.49 )	16.72	(7.32)	432.30		.30	2.37

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	26%	32%	23%	23%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

407	American Funds Tax-Exempt Income Funds

Financial highlights (continued)
American Funds Tax-Exempt Fund of New York

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$9.63	$.34	$.26	$.60	$(.33 )	$—	$(.33 )	$9.90	6.24%	$181	.66%	.58%	3.43%
7/31/2025	10.15	.32	(.53 )	(.21 )	(.31 )	—	(.31 )	9.63	(2.11)	175.65		.59	3.23
7/31/2024	9.97	.30	.18	.48	(.30 )	—	(.30 )	10.15	4.88	187.65		.59	3.05
7/31/2023	10.19	.27	(.22 )	.05	(.27 )	—	(.27 )	9.97	.51	176.65		.59	2.72
7/31/2022	11.45	.23	(1.18)	(.95 )	(.23 )	(.08 )	(.31 )	10.19	(8.42)	182.65		.61	2.12
Class C:
7/31/2026	9.63	.27	.26	.53	(.25 )	—	(.25 )	9.91	5.45	4	1.41	1.33	2.68
7/31/2025	10.15	.25	(.53 )	(.28 )	(.24 )	—	(.24 )	9.63	(2.85)	3	1.41	1.34	2.47
7/31/2024	9.97	.22	.18	.40	(.22 )	—	(.22 )	10.15	4.10	6	1.41	1.34	2.29
7/31/2023	10.19	.19	(.22 )	(.03 )	(.19 )	—	(.19 )	9.97	(.25 )	8	1.41	1.34	1.96
7/31/2022	11.45	.15	(1.18)	(1.03)	(.15 )	(.08 )	(.23 )	10.19	(9.11)	10	1.40	1.36	1.37
Class F-1:
7/31/2026	9.63	.33	.27	.60	(.32 )	—	(.32 )	9.91	6.14	1.76		.68	3.32
7/31/2025	10.15	.31	(.53 )	(.22 )	(.30 )	—	(.30 )	9.63	(2.23)	1.76		.70	3.12
7/31/2024	9.97	.29	.18	.47	(.29 )	—	(.29 )	10.15	4.77	1.77		.70	2.93
7/31/2023	10.19	.26	(.22 )	.04	(.26 )	—	(.26 )	9.97	.45	1.71		.64	2.66
7/31/2022	11.45	.23	(1.18)	(.95 )	(.23 )	(.08 )	(.31 )	10.19	(8.43)	1.66		.62	2.10
Class F-2:
7/31/2026	9.63	.36	.26	.62	(.35 )	—	(.35 )	9.90	6.42	48.49		.41	3.60
7/31/2025	10.15	.34	(.53 )	(.19 )	(.33 )	—	(.33 )	9.63	(1.95)	42.49		.42	3.40
7/31/2024	9.97	.31	.18	.49	(.31 )	—	(.31 )	10.15	5.07	38.47		.41	3.22
7/31/2023	10.19	.28	(.22 )	.06	(.28 )	—	(.28 )	9.97	.69	28.47		.41	2.90
7/31/2022	11.45	.25	(1.18)	(.93 )	(.25 )	(.08 )	(.33 )	10.19	(8.26)	27.48		.43	2.30
Class F-3:
7/31/2026	9.63	.37	.26	.63	(.36 )	—	(.36 )	9.90	6.54	61.38		.30	3.71
7/31/2025	10.15	.35	(.53 )	(.18 )	(.34 )	—	(.34 )	9.63	(1.84)	49.37		.31	3.52
7/31/2024	9.97	.32	.18	.50	(.32 )	—	(.32 )	10.15	5.18	46.37		.31	3.33
7/31/2023	10.19	.29	(.22 )	.07	(.29 )	—	(.29 )	9.97	.79	39.36		.31	3.01
7/31/2022	11.45	.26	(1.18)	(.92 )	(.26 )	(.08 )	(.34 )	10.19	(8.16)	40.37		.33	2.41

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	12%	18%	20%	29%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	408

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York and to the Board of Trustees of The American Funds Tax-Exempt Series II and Shareholders of The Tax-Exempt Fund of California
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York, and The Tax-Exempt Fund of California (the sole fund constituting The American Funds Tax-Exempt Series II) (hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
September 11, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

409	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-22448 and 1933 Act. No. 333-168594)

(a-1)	Articles of Incorporation – Certificate of Trust – previously filed (see Pre-Effective Amendment No. 1 filed 10/12/10)

(a-2)	Amended and Restated Agreement and Declaration of Trust dated 6/26/26

(b)	By-laws – Amended and Restated By-laws effective 8/29/18 – previously filed (see P/E Amendment No. 19 filed 9/28/18)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 3/1/26

(e-1)	Underwriting Contracts –Form of Selling Group Agreement – previously filed (see P/E Amendment No. 17 filed 9/29/17); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 17 filed 9/29/17); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 17 filed 9/29/17); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 17 filed 9/29/17)

(e-2)	Amended and Restated Principal Underwriting Agreement dated 6/26/26

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/26

(g)	Custodian Agreements – Global Custody Agreement effective 12/21/06 – previously filed (see P/E Amendment No. 23 filed 9/30/20); and Amendment to Global Custody Agreement effective 8/18/20 – previously filed (see P/E Amendment No. 23 filed 9/30/20)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 10/12/10); and Form of Fund of Fund Investment Agreement – American Funds (Rule 12d-1-4) – previously filed (see P/E Amendment No. 25 filed 9/30/22)

(h-2)	Amended and Restated Administrative Services Agreement effective 6/26/26 and Amended and Restated Shareholder Services Agreement effective 6/26/26

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 2 filed 10/29/10; P/E Amendment No. 13 filed 12/29/16; and P/E Amendment No. 15 filed 4/6/17)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreements – previously filed (see Pre-Effective Amendment No. 2 filed 10/29/10)

(m)	Rule 12b-1 Plan – Amended and Restated Plans of Distribution for Class A, C and F-1 shares dated 5/1/21 – previously filed (see P/E Amendment No. 24 filed 9/30/21)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan dated 6/26/26

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated July 2026; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)             Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group KKR U.S. Equity+, Capital Group Multi-Asset Income Builder ETF, Capital Group Multi-Asset Income ETF, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment

Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None
LAO	Jason Abosch	Regional Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Jacob M. Anderson	Regional Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None

LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Regional Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President	None
LAO	Jill M. Boudreau	Senior Vice President	None
LAO	Andre W. Bouvier	Senior Vice President	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None

LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President	None
SFO	James G. Carville	Senior Vice President	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None

IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Senior Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Vice President	None

LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Erin Diegel	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Joseph B. Dowd	Vice President	None
LAO	John J. Doyle	Senior Vice President	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Senior Vice President	None
LAO	John E. Dwyer IV	Senior Vice President	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None

LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	Nicholas Fiano	Regional Vice President	None
LAO	John P. Finneran III	Senior Vice President	None
LAO	Layne M. Finnerty	Senior Vice President	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	Jonathon Forcheskie	Regional Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
CHO	Connor Foy	Assistant Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Senior Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None

LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President	None
SNO	Edward S. Garza	Senior Vice President	None
LAO	Brian K. Geiger	Senior Vice President	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
NYO	Joshua H. Gordon	Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Regional Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Timothy Hagan	Senior Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None

LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Regional Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Vice President	None
IND	Ryan D. Hoover	Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Peter Horos	Regional Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Ross D. Hutchason	Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None

LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant Vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Matthew T. Keck	Regional Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Cole M. Kelly	Regional Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President	None
LAO	Benjamin W. Kinsinger	Regional Vice President	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
LAO	Matthew A. Kortlander	Regional Vice President	None
LAO	Bradley J. Kozinski	Regional Vice President	None

LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Cameron Krueger	Regional Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Ryan Lancaster	Regional Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Kirby Lawson	Regional Vice President	None
LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President	None

LAO	Joe P. Lynch	Vice President	None
CHO	Karin A. Lystad	Assistant Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President	None
LAO	John Marshall	Regional Vice President	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Mallory Meyer	Regional Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None

LAO	Britney L. Melvin	Senior Vice President	None
LAO	Davina J. Merrell	Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Senior Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
LAO	Mark Montgomery	Regional Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None

LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Denis O'Donoghue	Regional Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
IND	Kevin G. Olson	Regional Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Paulo Victor Pacheco	Assistant Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None

SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None
SFO	Eugene Podkaminer	Senior Vice President	None
LAO	David T. Polak	Senior Vice President	None
LAO	Sarah Polidoroff	Regional Vice President	None
LAO	Chloe E. Pollara	Vice President	None
LAO	Robert L. Pollard III	Regional Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAO	Ryan T. Price	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Senior Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None

LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Regional Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
NYO	Scott M. Roen	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President	None
LAO	John Rosellini	Regional Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None

LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Thomas Schneckner	Regional Vice President	None
IND	Broderic C. Schoen	Regional Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	John Stanko	Regional Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None

LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Brock J. Sutton	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
SNO	Mark D. Thompson	Regional Vice President	None
HRO	Stephen B. Thompson	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Joel J. Van Der Weele	Regional VP	None
LAO	Veronica Vasquez	Vice President	None
LAOW	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None

LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President	None
LAO	Robert D. Vigneaux III	Senior Vice President	None
LAO	Leonardo Vittini	Regional Vice President	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Senior Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President	None
LAO	Justin N. Wang	Regional Vice President	None
IND·	Kristen M. Weaver	Vice President	None
NYO	Kyle S. Webb	Vice President	None
LAO	Timothy S. Wei	Vice President	None
LAO	Collin Weir	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	William C. Wesnofske	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Daniel A. Williams	Regional Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Vice President	None

LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	John Wood	Regional Vice President	None
LAO	Kimberly D. Wood	Senior Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None

__________

CHO	Business Address, 444 W. Lake Street, Suite 4600, Chicago, IL 60606
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAOW	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of September, 2026.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 28, 2026, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Kristine M. Nishiyama (Kristine M. Nishiyama)	Principal Executive Officer

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Beck L. Park (Becky L. Park)	Treasurer

(3)	Trustees:

	Gina F. Adams*	Trustee
	Pramod Atluri*	Trustee
	Francisco G. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Leslie Stone Heisz*	Trustee
	Merit E. Janow*	Trustee
	Martin E. Koehler*	Trustee
	Benjamin R. Miller*	Trustee
	Josette Sheeran*	Trustee
	Margaret Spellings*	Trustee
	Alexandra Trower*	Trustee
	Paul S. Williams*	Chair of the Board (Independent and Non-Executive)
	Courtney K. Wolf*	Trustee
*By: /s/ Jane Y. Chung
(Jane Y. Chung, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Charlene H. Kim

(Charlene H. Kim, Counsel)

POWER OF ATTORNEY

I, Gina F. Adams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Multi-Asset Income ETF (File No. 333-296631, File No. 811-24193)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC on September 16, 2026.

(City, State)

/s/ Gina F. Adams

Gina F. Adams, Board member

POWER OF ATTORNEY

I, Pramod Atluri, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA on January 1, 2026.

(City, State)

/s/ Pramod Atluri

Pramod Atluri, Board member

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Antonio, TX on January 1, 2026.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hoboken, NJ on January 1, 2026.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, Utah on January 1, 2026.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA on January 1, 2026.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Equity ETF Trust I (File No. 333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group Multi-Asset Income Builder ETF (File No. 333-296630, File No. 811-24194)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY on September 14, 2026.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Martin E. Koehler, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Multi-Asset Income ETF (File No. 333-296631, File No. 811-24193)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Berlin, GER on September 16, 2026.

(City, State)

/s/ Martin E. Koehler

Martin E. Koehler, Board member

POWER OF ATTORNEY

I, Benjamin R. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England on January 1, 2026.

(City, State)

/s/ Benjamin R. Miller

Benjamin R. Miller, Board member

POWER OF ATTORNEY

I, Josette Sheeran, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Multi-Asset Income ETF (File No. 333-296631, File No. 811-24193)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Flower Mound, TX on September 16, 2026.

(City, State)

/s/ Josette Sheeran

Josette Sheeran, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington DC on January 1, 2026.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY on January 1, 2026.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL on January 1, 2026.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Courtney K. Wolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA on January 1, 2026.

(City, State)

/s/ Courtney K. Wolf

Courtney K. Wolf, Board member